SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 52  (File No. 2-73115)                  [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 54  (File No. 811-3218)                                [X]
              ---

AXP Variable Portfolio - Investment Series, Inc.
50606 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Oct. 29, 2004 pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(logo)
American
  Express(R)
 Funds

         American Express(R)
         Variable Portfolio
         Funds

PROSPECTUS/OCT. 29, 2004

AXP(R) Variable Portfolio - Cash Management Fund
AXP(R) Variable Portfolio - Core Bond Fund
AXP(R) Variable Portfolio - Diversified Bond Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Global Bond Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - High Yield Bond Fund
AXP(R) Variable Portfolio - Income Opportunities Fund
AXP(R) Variable Portfolio - Inflation Protected Securities Fund AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Large Cap Value Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP(R) Variable Portfolio - Partners Select Value Fund
AXP(R) Variable Portfolio - Partners Small Cap Value Fund AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund AXP(R) Variable Portfolio - Threadneedle International Fund

Please note that each Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

(logo)
AMERICAN
 EXPRESS
(R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Funds                                                            4p


AXP Variable Portfolio -
     Cash Management Fund                                            4p
Goal                                                                 4p
Principal Investment Strategies                                      4p
Principal Risks                                                      5p
Past Performance                                                     5p
Management                                                           6p


AXP Variable Portfolio -
     Core Bond Fund                                                  6p
Goal                                                                 6p
Principal Investment Strategies                                      6p
Principal Risks                                                      7p
Past Performance                                                     7p
Management                                                           7p
Other Securities and Investment Strategies                           8p


AXP Variable Portfolio -
     Diversified Bond Fund                                           8p
Goal                                                                 8p
Principal Investment Strategies                                      8p
Principal Risks                                                      9p
Past Performance                                                     9p
Management                                                          10p
Other Securities and Investment Strategies                          11p

AXP Variable Portfolio -
     Diversified Equity Income Fund                                 11p
Goal                                                                11p
Principal Investment Strategies                                     11p
Principal Risks                                                     12p
Past Performance                                                    12p
Management                                                          13p
Other Securities and Investment Strategies                          13p

AXP Variable Portfolio -
     Equity Select Fund                                             14p
Goal                                                                14p
Principal Investment Strategies                                     14p
Principal Risks                                                     14p
Past Performance                                                    15p
Management                                                          16p
Other Securities and Investment Strategies                          16p

AXP Variable Portfolio - Global Bond Fund                           16p
Goal                                                                16p
Principal Investment Strategies                                     16p
Principal Risks                                                     17p
Past Performance                                                    18p
Management                                                          19p
Other Securities and Investment Strategies                          19p

AXP Variable Portfolio -
     Growth Fund                                                    19p
Goal                                                                19p
Principal Investment Strategies                                     19p
Principal Risks                                                     20p
Past Performance                                                    21p
Management                                                          22p
Other Securities and Investment Strategies                          22p

AXP Variable Portfolio -
     High Yield Bond Fund                                           22p
Goal                                                                22p
Principal Investment Strategies                                     22p
Principal Risks                                                     23p
Past Performance                                                    23p
Management                                                          24p
Other Securities and Investment Strategies                          24p

AXP Variable Portfolio -
     Income Opportunities Fund                                      25p
Goal                                                                25p
Principal Investment Strategies                                     25p
Principal Risks                                                     25p
Past Performance                                                    26p
Management                                                          26p
Other Securities and Investment Strategies                          26p

AXP Variable Portfolio -
     Inflation Protected Securities Fund                            27p
Goal                                                                27p
Principal Investment Strategies                                     27p
Principal Risks                                                     27p
Past Performance                                                    28p
Management                                                          28p
Other Securities and Investment Strategies                          28p

AXP Variable Portfolio -
     Large Cap Equity Fund                                          29p
Goal                                                                29p
Principal Investment Strategies                                     29p
Principal Risks                                                     29p
Past Performance                                                    30p
Management                                                          30p
Other Securities and Investment Strategies                          31p

AXP Variable Portfolio -
     Large Cap Value Fund                                           31p
Goal                                                                31p
Principal Investment Strategies                                     31p
Principal Risks                                                     31p
Past Performance                                                    32p
Management                                                          32p
Other Securities and Investment Strategies                          32p


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2p    AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio -
     Managed Fund                                                   32p
Goal                                                                32p
Principal Investment Strategies                                     32p
Principal Risks                                                     33p
Past Performance                                                    34p
Management                                                          35p
Other Securities and Investment Strategies                          35p

AXP Variable Portfolio -
     New Dimensions Fund                                            36p
Goal                                                                36p
Principal Investment Strategies                                     36p
Principal Risks                                                     36p
Past Performance                                                    37p
Management                                                          38p
Other Securities and Investment Strategies                          38p

AXP Variable Portfolio -
     Partners Select Value Fund                                     38p
Goal                                                                38p
Principal Investment Strategies                                     38p
Principal Risks                                                     39p
Past Performance                                                    39p
Management                                                          39p
Other Securities and Investment Strategies                          40p

AXP Variable Portfolio -
     Partners Small Cap Value Fund                                  40p
Goal                                                                40p
Principal Investment Strategies                                     40p
Principal Risks                                                     42p
Past Performance                                                    43p
Management                                                          44p
Other Securities and Investment Strategies                          46p

AXP Variable Portfolio - S&P 500 Index Fund                         47p
Goal                                                                47p
Principal Investment Strategies                                     47p
Principal Risks                                                     47p
Past Performance                                                    48p
Management                                                          49p

AXP Variable Portfolio -
     Short Duration U.S. Government Fund                            49p
Goal                                                                49p
Principal Investment Strategies                                     49p
Principal Risks                                                     50p
Past Performance                                                    51p
Management                                                          52p
Other Securities and Investment Strategies                          52p

AXP Variable Portfolio -
     Small Cap Advantage Fund                                       52p
Goal                                                                52p
Principal Investment Strategies                                     52p
Principal Risks                                                     53p
Past Performance                                                    53p
Management                                                          54p
Other Securities and Investment Strategies                          55p

AXP Variable Portfolio -
     Strategy Aggressive Fund                                       55p
Goal                                                                55p
Principal Investment Strategies                                     55p
Principal Risks                                                     55p
Past Performance                                                    56p
Management                                                          57p
Other Securities and Investment Strategies                          57p

AXP Variable Portfolio -
     Threadneedle Emerging Markets Fund                             57p
Goal                                                                57p
Principal Investment Strategies                                     57p
Principal Risks                                                     58p
Past Performance                                                    59p
Management                                                          60p
Other Securities and Investment Strategies                          60p

AXP Variable Portfolio -
     Threadneedle International Fund                                60p
Goal                                                                60p
Principal Investment Strategies                                     60p
Principal Risks                                                     61p
Past Performance                                                    62p
Management                                                          63p
Other Securities and Investment Strategies                          63p

Fees and Expenses                                                   64p

Buying and Selling Shares                                           66p
Valuing Fund Shares                                                 66p
Purchasing Shares                                                   66p
Transferring/Selling Shares                                         66p

Distributions and Taxes                                             66p

Other Information                                                   67p

Financial Highlights                                                68p


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3p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The Funds

References to "Fund" throughout this prospectus refer to AXP Variable Portfolio
- Cash Management Fund, AXP Variable Portfolio - Core Bond Fund, AXP Variable Portfolio - Diversified Bond Fund, AXP Variable Portfolio - Diversified Equity Income Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio
- Global Bond Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio
- High Yield Bond Fund, AXP Variable Portfolio - Income Opportunities Fund, AXP Variable Portfolio - Inflation Protected Securities Fund, AXP Variable Portfolio
- Large Cap Equity Fund, AXP Variable Portfolio - Large Cap Value Fund, AXP Variable Portfolio - Managed Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - Partners Select Value Fund, AXP Variable Portfolio - Partners Small Cap Value Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Short Duration U.S. Government Fund, AXP Variable Portfolio
- Small Cap Advantage Fund, AXP Variable Portfolio - Strategy Aggressive Fund, AXP Variable Portfolio - Threadneedle Emerging Markets Fund and AXP Variable Portfolio - Threadneedle International Fund, singularly or collectively as the context requires.


A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of each Fund may differ significantly from any publicly-traded retail mutual fund.


Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

AXP Variable Portfolio - Cash Management Fund

GOAL

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.


Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

o  Limits its average portfolio maturity to ninety days or less.

o  Buys obligations with remaining maturities of 397 days or less.

o Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Considering opportunities and risks given current interest rates and anticipated interest rates.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o The issuer's credit rating declines or AEFC expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

o  Political, economic, or other events could affect the issuer's performance.

o  AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

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4p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

   Reinvestment Risk

   Inflation Risk

   Credit Risk

   Sector/Concentration Risk

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk). For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance varied for each full calendar year shown on the chart below.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


(bar chart)

                   AXP VP - Cash Management Fund Performance
                            (based on calendar years)
 80%

 70%

 60%

 50%

 40%

 30%

 20%

 10%
      +3.80%  +5.45% +4.23% +5.16%  +5.14% +4.73% +5.83% +3.74%   +1.14%  +0.51%
  0%

-10%

-20%

-30%

-40%

       1994    1995   1996   1997    1998   1999   2000   2001     2002     2003

During the period shown in the bar chart, the highest return for a calendar quarter was +1.49% (quarter ended Sept. 30, 2000) and the lowest return for a calendar quarter was +0.09% (quarter ended Sept. 30, 2003).

The Fund's year-to-date return as of Sept. 30, 2004 was +0.41%.


Average Annual Total Returns (as of Dec. 31, 2003)


                                          1 year          5 years       10 years
AXP VP - Cash Management Fund             +0.51%          +3.18%         +4.04%


This table shows total returns from hypothetical investments in shares of the Fund. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

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5p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Yield Information

For current 7-day yield information, call (800) 862-7919 and select option #2.

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Jamie Jackson, Portfolio Manager

o  Leader of the liquid assets sector team.

o  Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003, responsible for strategy formulating and trading.

o  Began investment career in 1988.

o  MBA, Marquette University.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

AXP Variable Portfolio - Core Bond Fund

GOAL

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in intermediate-term (5-12 years) investment grade securities that are included in the Lehman Brothers Aggregate Bond Index (the "Index"). The Index includes securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade (junk bonds), although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

o Targeting an average portfolio duration of 4 to 6 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The Fund's investment process employs significant risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, AEFC considers, among other factors:

o The portfolio's total exposure to the sectors, industries and securities relative to the Index.


o  A security's rating change or vulnerability to a change.


o  Whether a sector or industry is experiencing change.

o  Changes in the interest rate or economic outlook.

o  Whether AEFC identifies a more attractive opportunity.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

--------------------------------------------------------------------------------
6p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Call/Prepayment Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to change in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations.

When available the Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The Fund also intends to compare its performance to the Lipper Intermediate Investment Grade Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


MANAGEMENT

The team that manages the Fund's portfolio is led by:

Jamie Jackson, CFA, Co-Portfolio Manager

o  Co-Managed the Fund since June 2003.

o  Leader of the liquid assets sector team.

o  Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003, responsible for strategy formulating and trading.

o  Began investment career in 1988.

o  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o  Co-Managed the Fund since June 2003.

o  Leader of the structured assets team.

o Joined AEFC in 1979, worked at Citicorp Mortgage 1985-1986 and returned to AEFC in 1987.

o  Began investment career in 1983.

o  MBA, University of Minnesota.

--------------------------------------------------------------------------------
7p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Tom Murphy, CFA, Co-Portfolio Manager

o  Co-Managed the Fund since 2003.

o  Leader of the investment grade corporate bond sector team.

o  Joined AEFC in 2002.

o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

o  Began investment career in 1986.

o  MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as convertible securities and preferred stocks. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI.

AXP Variable Portfolio - Diversified Bond Fund

GOAL

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets will be invested in bonds. Of that 80%, at least 50% will be invested in intermediate-term (5-12 years) investment grade securities included in the Lehman Brothers Aggregate Bond Index. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 15% in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:


o Evaluating the portfolio's total exposure to a sector, an industry and a security relative to the Index.


o Analyzing factors such as credit quality, interest rate outlook and price to select securities within each sector.


o Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.


o Targeting an average portfolio duration of 4-6 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, AEFC considers, among other factors:


o The portfolio's total exposure to a sector, an industry and a security relative to the Index.

o  Whether a security's rating has changed or is vulnerable to a change.

o  Whether a sector or industry is experiencing change.

o  Changes in the interest rate or economic outlook changes.

o  Identification of a more attractive opportunity.


Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
8p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Credit Risk

   Interest Rate Risk

   Call/Prepayment Risk

   Market Risk

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


(bar chart)
                   AXP VP - Diversified Bond Fund Performance
                            (based on calendar years)
 80%

 70%

 60%

 50%

 40%

 30%

 20%          +22.30%

 10%                        +8.83%
                     +5.70%                       +5.41% +7.67%   +5.53%  +4.48%
  0%                                +1.51% +1.70%
      -3.92%
-10%

-20%

-30%

-40%

       1994    1995   1996   1997    1998   1999   2000   2001     2002     2003

During the period shown in the bar chart, the highest return for a calendar quarter was +8.65% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -3.21% (quarter ended March 31, 1994).

The Fund's year-to-date return as of Sept. 30, 2004 was +3.23%.


--------------------------------------------------------------------------------
9p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                              1 year          5 years       10 years
AXP VP - Diversified Bond Fund                                                                +4.48%          +4.94%         +5.73%
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)      +4.10%          +6.62%         +6.95%
Lipper Intermediate Investment Grade Index                                                    +5.41%          +6.23%         +6.41%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Intermediate Investment Grade Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Jamie Jackson, CFA, Co-Portfolio Manager

o  Co-Managed the Fund since June 2003.

o  Leader of the liquid assets sector team.

o  Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003 responsible for strategy formulating and trading.

o  Began investment career in 1988.

o  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o  Co-Managed the Fund since June 2003.

o  Leader of the structured assets team.

o Joined AEFC in 1979, worked at Citicorp Mortgage 1985-1986 and returned to AEFC in 1987.

o  Began investment career in 1983.

o  MBA, University of Minnesota.

Tom Murphy, Co-Portfolio Manager

o  Co-Managed the Fund since 2002.

o  Leader of the investment grade corporate bond sector team.

o  Joined AEFC in 2002.

o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

o  Began investment career in 1986.

o  MBA, University of Michigan.


Nicholas Pifer, CFA, Co-Portfolio Manager

o  Co-Managed the Fund since 2003.

o  Leader of the global sector team.

o  Joined AEFC in 2000.

o Prior to that, Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o  Began investment career in 1990.

o  MA, Johns Hopkins University School of Advanced International Studies.


--------------------------------------------------------------------------------
10p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Jennifer Ponce de Leon, Co-Portfolio Manager

o  Co-Managed the Fund since 2003.

o  Leader of the high yield sector team.

o  Joined AEFC in 1997.

o  Began investment career in 1989.

o  MBA, De Paul University.


AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, common stocks, preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Diversified Equity Income Fund

GOAL

The Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. Because any investment involves risk, achieving these goals cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:

o  Identifying stocks that are selling at low prices in relation to:

   o current and projected earnings;

   o current and projected dividends; and

   o historic price levels.

o  Identifying companies with moderate growth potential based on:

   o effective management (considering overall performance); and

   o financial strength.

o  Identifying companies with dividend-paying stocks.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security is overvalued relative to alternative investments.

o  The security has reached AEFC's price objective.

o  The company has met AEFC's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities or commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
11p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Issuer Risk

   Market Risk

   Sector/Concentration Risk

   Style Risk

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Style Risk

The Fund's management strategy will influence performance significantly. Securities in which the Fund invests could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in other types of securities. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


(bar chart)

               AXP VP - Diversified Equity Income Fund Performance
                            (based on calendar years)
 80%

 70%

 60%

 50%

 40%                                                                     +41.16%

 30%

 20%

 10%
                                                         +2.14%
  0%                                              -0.78%

-10%

-20%                                                              -19.03%

-30%

-40%

                                                   2000   2001     2002     2003

During the period shown in the bar chart, the highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.04% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return as of Sept. 30, 2004 was +4.63%.


--------------------------------------------------------------------------------
12p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                              1 year      Since inception
AXP VP - Diversified Equity Income Fund                                                       +41.16%        +4.61%(a)
Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)               +30.03%        +3.77%(b)
Lipper Equity Income Funds Index                                                              +25.83%        +2.59%(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell 1000(R) Value Index, an unmanaged index, measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Lipper Equity Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

Warren Spitz, Senior Portfolio Manager

o  Managed the Fund since 2000.

o  Joined AEFC in 2000 as a Senior Portfolio Manager.

o Prior to that, Portfolio Manager, Prudential Global Asset Management, from 1987 to 2000.

o  Began investment career in 1984.

o  MBA, University of Pennsylvania, Wharton School.

Steve Schroll, Associate Portfolio Manager

o  Managed the Fund since 2004.

o  Joined AEFC in 1998 as a Senior Security Analyst in the finance sector.

o  Began investment career in 1981.

o  MBA, University of Minnesota.

Laton Spahr, Associate Portfolio Manager

o  Managed the Fund since 2004.

o  Joined AEFC in 2001 as a Security Analyst.


o Prior to that, Sector Analyst in research at Holland Capital Management, from 2000 to 2001. Prior to that, Statistical Research intern at Freiss Associates from 1998 to 1999.

o  Began investment career in 1998.


o  MS, University of Wisconsin, Applied Securities Analysis Program.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, convertible securities, debt obligations including bonds and commercial paper of any rating, and money market securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
13p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Equity Select Fund

GOAL

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund invests primarily in medium-sized companies. The Fund considers medium-sized companies to be those whose market capitalization falls within the range of companies in the Russell MidCap(R) Index. The market capitalization within the Index will vary, but as of Aug. 31, 2004, the range was between $527 million and $14.8 billion. The Fund may also invest in companies with higher and lower market capitalization. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:

o  Identifying small, medium and large companies with:

   o effective management,

   o financial strength,

   o growth potential, and

   o competitive market position.

o Considering opportunities and risks by overall market conditions and industry outlook.

o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security is overvalued relative to alternative investments.

o The security has reached AEFC's price objective (what AEFC considers to be fair market value).

o  The company has met AEFC's earnings and/or growth expectations.

o  Political, economic, or other events could affect the company's performance.

o The company or the security continues to meet the other standards described above.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Issuer Risk

   Small and Medium Company Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

--------------------------------------------------------------------------------
14p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                    AXP VP - Equity Select Fund Performance
                            (based on calendar years)
 80%

 70%

 60%

 50%

 40%

 30%

 20%                                                                     +22.57%

 10%

  0%

-10%                                                              -13.76%

-20%

-30%

-40%

                                                                   2002     2003

During the period shown in the bar chart, the highest return for a calendar quarter was +12.45% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -13.46% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return as of Sept. 30, 2004 was -2.00%.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will not be reimbursed by the Fund. Under the agreement net expenses will not exceed 1.10% of average daily net assets.

Average Annual Total Returns (as of Dec. 31, 2003)(c)
                                                                                              1 year      Since inception
AXP VP - Equity Select Fund                                                                   +22.57%        +1.70%(a)
Russell MidCap(R) Growth Index (reflects no deduction for fees, expenses or taxes)            +42.71%        -2.04%(b)
Lipper Mid-Cap Growth Funds Index                                                             +35.42%        -4.80%(b)


(a) Inception date was May 1, 2001.

(b) Measurement period started May 1, 2001.


(c) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will not be reimbursed by the Fund. Under the agreement net expenses will not exceed 1.10% of average daily net assets.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell MidCap(R) Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

The Lipper Mid-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
15p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Duncan J. Evered, Portfolio Manager

o  Managed the Fund since 2000.

o  Joined AEFC in 1994.

o  Began investment career in 1984.

o  MBA, Stanford University.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, convertible securities and debt obligations in the four highest ratings. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Global Bond Fund

GOAL

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o  Considering opportunities and risks by credit rating and currency.

o  Identifying investment-grade U.S. and foreign bonds.

o  Identifying below investment-grade U.S. and foreign bonds.

o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security is overvalued.

o  The security continues to meet the standards described above.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments such as futures, options and forward contracts to hedge against currency fluctuations.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
16p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. Principal risks associated with an investment in the Fund include:


   Foreign/Emerging Markets Risk


   Interest Rate Risk


   Credit Risk

   Liquidity Risk

   Call/Prepayment Risk


   Sector/Concentration Risk

   Derivatives Risk

Foreign/Emerging Markets Risk


The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.


Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are in a particular issuer, geographic region, or sector will be more susceptible to changes in the price (the more you diversify, the more you spread risk).


Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.


--------------------------------------------------------------------------------
17p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                      AXP VP - Global Bond Fund Performance
                              (based on calendar years)
 80%

 70%

 60%

 50%

 40%

 30%

 20%
                                                               +14.98%   +13.01%
 10%
                            +3.83%  +8.05%
  0%                                              +3.24% +1.34%
                                           -4.40%
-10%

-20%

-30%

-40%

                             1997    1998   1999   2000   2001    2002      2003

During the period shown in the bar chart, the highest return for a calendar quarter was +7.71% (quarter ended June 30, 2002) and the lowest return for a calendar quarter was -2.94% (quarter ended March 31, 1997).

The Fund's year-to-date return as of Sept. 30, 2004 was +2.59%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                                                                                1 year    5 years   Since inception
AXP VP - Global Bond Fund                                                                       +13.01%   +5.39%       +6.10%(a)
Lehman Brothers Global Aggregate Index (reflects no deduction for fees, expenses or taxes)      +12.51%   +5.43%       +6.72%(b)
Lipper Global Income Funds Index                                                                +13.21%   +5.60%       +6.20%(b)


(a) Inception date was May 1, 1996.

(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all income and changes in market prices, but exclude brokerage commissions or other fees.

The Lipper Global Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
18p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Nicholas Pifer, CFA, Portfolio Manager

o  Managed the Fund since 2000.

o  Leader of the global sector team.

o  Joined AEFC in 2000.

o Prior to that, Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o  Began investment career in 1990.

o  MA, Johns Hopkins University School of Advanced International Studies.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Growth Fund

GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by identifying companies that AEFC believes have above-average long-term growth potential based on:

o  Effective management.

o  Financial strength.

o  Competitive market or product position.

o  Technological advantage relative to other companies.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security is overvalued relative to other potential investments.

o  The security has reached AEFC's price objective.

o  The company has met AEFC's earnings and/or growth expectations.

o Political, economic, or other events could affect the company's other security's performance.

o  AEFC identifies a more attractive opportunity.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

--------------------------------------------------------------------------------
19p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Issuer Risk

   Style Risk

   Foreign Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

--------------------------------------------------------------------------------
20p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                        AXP VP - Growth Fund Performance
                              (based on calendar years)

 80%

 70%

 60%

 50%

 40%

 30%

 20%                                                                     +21.43%

 10%

  0%

-10%

-20%                                              -19.30%
                                                                 -26.10%
-30%                                                     -30.95%

-40%
                                                   2000   2001    2002      2003

During the period shown in the bar chart, the highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return as of Sept. 30, 2004 was -1.27%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                                                                                        1 year    Since inception
AXP VP - Growth Fund                                                                                    +21.43%       -11.17%(a)
Russell 1000(R) Growth Index (reflects no deduction for fees, expenses or taxes)                        +29.75%        -7.35%(b)
Lipper Large-Cap Growth Funds Index                                                                     +26.96%        -8.03%(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of the growth subset of the Russell 1000(R) Index, which is composed of the 1,000 largest companies in the U.S. These companies have higher price-to-book ratios and higher forecasted growth values.

The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
21p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Nick Thakore, Portfolio Manager

o  Managed the Portfolio since 2002.

o  Joined AEFC in 2002.

o  Prior to that, Analyst and Portfolio Manager at Fidelity Investments.

o  Began investment career in 1993.

o  MBA, Wharton School at University of Pennsylvania.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, investment grade debt obligations, and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - High Yield Bond Fund

GOAL

The Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:


o  Reviewing interest rate and economic forecasts.

o Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector.
o Seeking broad diversification by allocating investments among various sectors, based on AEFC's assessment of their economic outlook.

o Identifying securities or companies that have the potential for capital appreciation through credit upgrades.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The issuer or the security continues to meet the standards described above.

o  A sector or industry is experiencing change.

o  The interest rate or economic outlook changes.

o  AEFC identifies a more attractive opportunity.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.


Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
22p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Credit Risk

   Market Risk


   Interest Rate Risk

   Liquidity Risk


   Call/Prepayment Risk

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Liquidity Risk

The risk that securities may be difficult or impractical to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                   AXP VP - High Yield Bond Fund Performance
                              (based on calendar years)

 80%

 70%

 60%

 50%

 40%

 30%
                                                                         +25.17%
 20%
                            +13.37%
 10%
                                           +6.24%        +4.93%
  0%
                                    -4.41%        -9.31%          -6.58%
-10%

-20%

-30%

-40%

                             1997    1998   1999   2000   2001    2002      2003

During the period shown in the bar chart, the highest return for a calendar quarter was +8.97% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -9.38% (quarter ended Sept. 30, 1998).

The Fund's year-to-date return as of Sept. 30, 2004 was +6.94%.


--------------------------------------------------------------------------------
23p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                                1 year   5 years   Since inception
AXP VP - High Yield Bond Fund                                                                   +25.17%   +3.40%       +4.04%(a)
JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or taxes)           +27.50%   +5.99%       +6.90%(b)
Lipper High Current Yield Bond Funds Index                                                      +26.36%   +2.92%       +4.75%(b)


(a) Inception date was May 1, 1996.

(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The securities used to create the index may not be representative of the bonds held in the Fund.


The Lipper High Current Yield Bond Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT


Scott Schroepfer, CFA, Portfolio Manager


o  Managed the Fund since 1999.

o  Member of the high yield sector team.

o  Joined AEFC in 1990.

o  Began investment career in 1986.

o  MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the high yield sector team led by Jennifer Ponce de Leon. Jennifer, who holds an MBA from DePaul University, began her investment career in 1989 and joined AEFC in 1997.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, convertible securities, bank debt and non-income producing securities, including defaulted securities and common stocks. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
24p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Income Opportunities Fund

GOAL

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:


o  Reviewing interest rate and economic forecasts.


o Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector.


o Seeking broad diversification by allocating investments among various sectors, based on AEFC's assessment of their economic outlook.

o Identifying securities or companies that have the potential for capital appreciation through credit upgrades.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The issuer or the security continues to meet the standards described above.

o  A sector or industry is experiencing change.

o  The interest rate or economic outlook changes.

o  AEFC identifies a more attractive opportunity.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Liquidity Risk

   Call/Prepayment Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to change in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Liquidity Risk

The risk that securities may be difficult or impractical to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

--------------------------------------------------------------------------------
25p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Call/Prepayment Risk

The risk that a bond or other security, including mortgage-backed securities, might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning, resulting in a reduced yield to the Fund.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations.

When available, the Fund intends to compare its performance to the Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The Fund also intends to compare its performance to the Lipper High Current Yield Bond Funds Index, an index published by Lipper Inc. that includes the 30 largest funds that are generally similar to the fund, although some funds in the index may have somewhat different investment policies or objectives.


MANAGEMENT



Brian Lavin, CFA, Portfolio Manager

o  Member of the high yield sector team.

o  Joined AEFC in 1994.

o  Began investment career in 1986.

o  MBA, University of Wisconsin - Milwaukee.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the high yield sector team led by Jennifer Ponce de Leon. Jennifer, who holds an MBA from DePaul University, began her investment career in 1989 and joined AEFC in 1997.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, convertible securities, bank debt and non income-producing securities and common stocks. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
26p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Inflation Protected Securities Fund

GOAL

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

o Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

o Fund assets will be allocated among different market sectors (for example, U.S. government, foreign governments or corporate issuers of inflation-protected securities) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury.


o The Fund will target an average portfolio duration within one year of the duration of the Lehman Brothers U.S. Treasury Inflation Notes Index which, as of Aug. 31, 2004, was 8.3 years on an unadjusted basis, and 5.3 years when adjusted for relative volatility and correlation to traditional Treasury securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.


Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Increased portfolio turnover could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Style Risk

   Interest Rate Risk

   Market Risk

   Diversification Risk

Style Risk

Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

--------------------------------------------------------------------------------
27p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Diversification Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the Lehman Brothers U.S. Treasury Inflation Notes Index, an unmanaged index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is generally considered representative of the markets in which the Fund invests.

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Jamie Jackson, Portfolio Manager

o  Leader of the liquid assets sector team.

o  Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003, responsible for strategy formulating and trading.

o  Began investment career in 1988.

o  MBA, Marquette University.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities. The Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
28p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Large Cap Equity Fund

GOAL

The Fund seeks capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o  Identifying companies with:

   o attractive valuations, and

   o the potential for earnings growth.

o Identifying securities that AEFC believes have good potential for capital appreciation.

o Evaluating opportunities and risks by reviewing interest rates and economic forecasts.

o Buying a diversified portfolio of securities. AEFC may weight certain sectors more heavily than others based on its expectations about growth and market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether

o  The security is overvalued relative to other potential investments.

o  The security has reached AEFC's price objective.

o  The company has met AEFC's earnings and/or growth expectations.

o Political, economic, or other events could affect the company's or security's performance.
o Potential losses, due to factors such as a market down-turn, can be minimized.

o  A more attractive opportunity has been identified.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Issuer Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk

The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

--------------------------------------------------------------------------------
29p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                   AXP VP - Large Cap Equity Fund Performance
                              (based on calendar years)

 80%

 70%

 60%

 50%

 40%

 30%          +27.86%                                                    +29.22%
                             +24.14% +24.12% +23.75%
 20%

 10%
                     +7.71%
  0%  +1.17%

-10%

-20%                                                -17.46% -18.11% -22.03%

-30%

-40%
       1994    1995   1996   1997     1998     1999  2000    2001    2002   2003

During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -17.27% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return as of Sept. 30, 2004 was -3.27%.

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                                1 year     5 years     10 years
AXP VP - Large Cap Equity Fund                                                                  +29.22%    -3.37%        +6.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                               +28.68%    -0.57%       +11.07%
Lipper Large-Cap Core Funds Index                                                               +24.80%    -1.08%        +9.27%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT

Doug Chase, Portfolio Manger

o  Managed the Fund since 2002.

o  Joined AEFC in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1994 to 2002.

o  Began investment career in 1992.

o  MBA, University of Michigan.

--------------------------------------------------------------------------------
30p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, debt securities of any rating and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Large Cap Value Fund

GOAL

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. AEFC selects investments for the Fund by:

o Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o  Identifying stocks that are undervalued:

   o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   o because one or more of their current ratios are low relative to historical levels for the stock, or

   o because one or more of their current ratios or other financial measures make that stock attractive relative to its peers.

In deciding whether to sell a security, AEFC considers whether:

o  The security has reached AEFC's price objective.

o  The company has met AEFC's earnings and/or growth expectations.

o  The security is overvalued relative to other potential investments.

o  A more attractive opportunity has been identified.

o Political, economic, or other events could affect the company's or the security's performance.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Issuer Risk

   Style Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortage, corporate restructurings, fraudulent disclosures or other factors.

--------------------------------------------------------------------------------
31p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Style Risk

The Fund's management strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in small or medium capitalization stocks. The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to re-evaluate out-of-favor stocks. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations.

When available, the Fund intends to compare its performance to the Russell 1000(R) Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund also intends to compare its performance to the Lipper Large-Cap Value Funds Index, an index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT

Robert Ewing, CFA, Portfolio Manager

o  Joined AEFC in 2002.

o  Prior to that, Analyst and Portfolio Manager at Fidelity Investments.

o  Began investment career in 1988.

o  BS, Boston College Carroll School of Management.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, debt securities, convertible securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Managed Fund

GOAL

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity and debt securities. It will invest in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it will assume some credit risk to achieve higher dividends and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:

o Considering opportunities and risks by reviewing overall market conditions and industry outlook.

o Focusing on companies that are attractively valued relative to history, peers or the market overall (by using such measures as price-to-earnings, price-to-book, price-to-cash flow and price-to-sales).

o  Selecting companies it believes are positioned to benefit from:

   o anticipated industry changes or current dynamics,

   o competitive market position,

   o improving financial performance,

   o anticipated earnings growth, or

   o future valuation increases.

--------------------------------------------------------------------------------
32p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The interest rate or economic outlook changes.

o  The security is overvalued when compared to other potential investments.

o The issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

o  The security has reached AEFC's price objective.

o  AEFC identifies a more attractive opportunity.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Foreign Risk

   Issuer Risk

   Liquidity Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

--------------------------------------------------------------------------------
33p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                        AXP VP - Managed Fund Performance
                              (based on calendar years)
 80%

 70%

 60%

 50%

 40%

 30%
              +24.21%       +19.50%                                      +20.26%
 20%
                     +16.20%        +15.80% +14.84%
 10%

  0%
      -4.52%                                      -2.31%
-10%                                                     -10.59%  -12.92%

-20%

-30%

-40%
       1994    1995   1996   1997    1998   1999   2000   2001    2002      2003

During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -12.37% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return as of Sept. 30, 2004 was +2.99%.

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                               1 year      5 years     10 years
AXP VP - Managed Fund                                                                           +20.26%    +0.99%       +7.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                               +28.68%    -0.57%      +11.07%
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)         +4.10%    +6.62%       +6.95%
Lipper Balanced Funds Index                                                                     +19.94%    +2.95%       +8.27%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Balanced Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the index may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
34p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


The equity portion of the Fund's portfolio is managed by:


Robert Ewing, CFA, Portfolio Manager

o  Managed the Fund since 2002.

o  Joined AEFC in 2002.

o  Prior to that, Analyst and Portfolio Manager, Fidelity Investments.

o  Began investment career in 1988.

o  BS, Boston College Carroll School of Management - Honors Program.

The team that manages the fixed income portion of the Fund's portfolio is led by:

Jamie Jackson, CFA, Co-Portfolio Manager

o  Co-Managed the Fund since June 2003.

o  Leader of the liquid assets sector team.

o  Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003, responsible for strategy formulating and trading.

o  Began investment career in 1988.

o  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o  Co-Managed the Fund since June 2003. o Leader of the structured assets team.

o Joined AEFC in 1979, worked at Citicorp Mortgage 1985-1986 and returned to AEFC in 1987.

o  Began investment career in 1983.

o  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager

o  Co-Managed the Fund since 2003.

o  Leader of the investment grade corporate bond sector team.

o  Joined AEFC in 2002.

o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

o  Began investment career in 1986.

o  MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
35p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - New Dimensions Fund

GOAL

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks showing potential for significant growth.

These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o Identifying companies that AEFC believes have above-average long-term growth potential based on:

   o effective management,

   o financial strength, and

   o competitive market position; as well as

o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security is overvalued relative to alternative investments.

o  The company has met AEFC's earnings and/or growth expectations.

o  Political, economic, or other events could affect the company's performance.

o  AEFC wishes to minimize potential losses.

o  AEFC identifies a more attractive opportunity.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


   Style Risk


   Issuer Risk


   Market Risk

   Foreign Risk

Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign Risk


The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

--------------------------------------------------------------------------------
36p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                    AXP VP - New Dimensions Fund Performance
                              (based on calendar years)
 80%

 70%

 60%

 50%

 40%
                                           +32.00%
 30%                                +28.64%
                            +24.37%                                      +24.50%
 20%

 10%

  0%
                                                  -9.08%
-10%
                                                         -16.71%
-20%                                                              -21.89%

-30%

-40%

                             1997    1998   1999   2000   2001    2002      2003

During the period shown in the bar chart, the highest return for a calendar quarter was +24.72% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -16.64% (quarter ended March 31, 2001).

The Fund's year-to-date return as of Sept. 30, 2004 was -3.08%.

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                                1 year     5 years  Since inception
AXP VP - New Dimensions Fund                                                                    +24.50%    -0.56%      +7.46%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                               +28.68%    -0.57%      +8.85%(b)
Lipper Large-Cap Growth Funds Index                                                             +26.96%    -5.53%      +5.11%(b)


(a) Inception date was May 1, 1996.

(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
37p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Gordon Fines, Vice President and Senior Portfolio Manager

o  Managed the Fund since 1991.

o  Leads the Growth Team.

o  Joined AEFC in 1981.

o  Began investment career in 1967.

o  Undergraduate in History, Northwestern University.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, debt securities of any rating and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Partners Select Value Fund

GOAL

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Securities Dealers. The Fund invests in mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At June 30, 2004, the range of the Index was between $12 million and $331 billion. The market capitalization range and the composition of the Russell 3000 Value Index are subject to change.

AEFC serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadviser. AEFC has selected an independent asset manager, GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company (the Subadviser), to subadvise the Fund.


In selecting investments for the Fund, the Subadviser looks for companies which appear underpriced relative to their private market value (PMV). PMV is the value the Subadviser believes informed investors would be willing to pay for a company in an arm's-length transaction, such as an acquisition, based on the company's cash flow, assets, and business prospects. The Subadviser will invest in companies that it believes are selling at a significant discount to their PMV in the public market. In choosing investments, the Subadviser considers factors such as:

o  Price and earnings expectations.

o The Subadviser's assessment of the company's price-to-earnings ratio relative to the price-to-earnings ratios of other companies.

o  Balance sheet characteristics.

o The Subadviser's assessment of the skills and experience of the company's management relative to other well-managed companies.

o Changes in economic and political outlooks as well as individual corporate developments.

The Subadviser will generally sell investments when they lose their perceived value relative to other investments.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees and expenses.

--------------------------------------------------------------------------------
38p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small and Medium Company Risk

   Management Risk

   Style Risk

   Issuer Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Style Risk

The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations.

When available, the Fund intends to compare its performance to the Russell 3000(R) Value Index, an unmanaged index, that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

The Fund also intends to compare its performance to the Lipper Multi-Cap Value Funds Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT

AEFC selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board of Directors.

The Subadviser manages the Fund's assets based upon its experience in managing a fund whose investment goals and strategies are substantially similar to those of the Fund.

Mr. Mario Gabelli, CFA, is responsible for the day-to-day management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of Gabelli Asset Management Company and its predecessor company since its inception in 1977. Mr. Gabelli also serves as Chairman and Chief Executive Officer of Gabelli Asset Management Inc., a New York Stock Exchange-listed company that trades under the stock symbol GBL.

GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, is located at One Corporate Center, Rye, New York 10580. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

--------------------------------------------------------------------------------
39p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI.

AXP Variable Portfolio - Partners Small Cap Value Fund

GOAL

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small companies are those that have a market capitalization, at the time of investment, of up to $2 billion or that fall within the range of the Russell 2000(R) Value Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


AEFC, the Fund's investment manager, is responsible for the Fund's overall administration and oversight of the subadvisers. AEFC has selected five independent asset managers, Royce & Associates, LLC (Royce), Goldman Sachs Asset Management, L.P. (GSAM), Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio) and Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) (the Subadvisers), to subadvise the Fund. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that they believe are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index if the stock remains attractive.


Royce


Royce uses a value methodology in managing its portion of the Fund. In selecting securities, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. Royce's investments focus on small- and micro-cap securities (under $500 million) that it believes are trading significantly below its estimate of their current worth. In selecting securities for the Fund, Royce looks for companies in the upper end of the small-cap market that have:


o  Excellent business strengths.

o  High internal rates of return and low leverage.

In the micro-cap sector, Royce selects from a universe of more than 6,200 micro-cap companies. Royce selects companies it believes are trading significantly below its estimate of their current worth.

GSAM

Business quality, attractive valuation and thoughtful portfolio construction are the key elements of GSAM's Value Equity approach. Through intensive, hands-on research the Value Equity team at GSAM seeks to identify well-positioned small-cap companies that have attractive returns on capital, strong or improving cash flow characteristics and run by shareholder-oriented managements. The team employs a disciplined valuation approach to invest in these companies when the market does not fully recognize their real economic value.

GSAM will sell a position if (1) the risk/reward profile becomes less attractive due to price appreciation; (2) its investment thesis for a particular holding is invalidated based on subsequent information; and (3) our confidence in management's ability to execute is compromised. Furthermore, GSAM mitigates the liquidity and company-specific risks associated with small-cap value investing by limiting amounts in particular sectors and investing in a large number of holdings.

--------------------------------------------------------------------------------
40p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Donald Smith

Donald Smith employs a strict bottom-up approach, investing in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book ratios and a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research, generally investing in companies with market capitalization over $100 million but less than $1.5 billion.

Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

Franklin Portfolio

Franklin Portfolio's investment process is predicated on the belief that they can consistently differentiate between undervalued and overvalued securities. As a result, Franklin emphasizes stock selection in the process and limit the over or under exposure to sectors and other factors. Franklin uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

Barrow, Hanley

Barrow, Hanley uses a high value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.
Barrow, Hanley screens the universe of roughly 1,400 companies with market capitalization between $500 million and $3 billion that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average 25 to 35 stocks with an average weighting of 3% to 5%.

Unusual Market Conditions

During unusual market conditions, the Fund's policies permit investment of more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.

--------------------------------------------------------------------------------
41p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may invest more of its assets in fewer issuers than if it were a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small Company Risk

   Style Risk

   Issuer Risk

   Diversification Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Small Company Risk

Investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading are substantially less and may be more volatile than is typical of larger companies.

The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Style Risk

The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Diversification Risk


The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.


--------------------------------------------------------------------------------
42p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


               AXP VP - Partners Small Cap Value Fund Performance
                              (based on calendar years)
 80%

 70%

 60%

 50%

 40%
                                                                         +37.86%
 30%

 20%

 10%

  0%

-10%                                                             -12.13%

-20%

-30%

-40%
                                                                  2002      2003

During the period shown in the bar chart, the highest return for a calendar quarter was +18.76% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.23% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return as of Sept. 30, 2004 was +7.77%.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will not be reimbursed by the Fund. Under the agreement net expenses will not exceed 1.30% of average daily net assets.

Average Annual Total Returns (as of Dec. 31, 2003)(c)
                                                                                            1 year     Since inception
AXP VP - Partners Small Cap Value Fund                                                      +37.86%      +11.53%(a)
Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)             +46.03%      +13.47%(b)
Lipper Small-Cap Value Funds Index                                                          +47.53%      +14.15%(b)


(a)  Inception date was Aug. 14, 2001.


(b)  Measurement period started Sept. 1, 2001.

(c) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.30% of average daily net assets.


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

The Lipper Small-Cap Value Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
43p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

AEFC selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board of Directors. The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization value fund whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with AEFC's determination of the allocation that is in the best interests of the Fund's shareholders.

Royce

Royce & Associates, LLC has been investing in small-cap securities with a value approach for more than 25 years. Charles M. Royce has been Royce's President and Chief Investment Officer since 1972. Jay S. Kaplan, Portfolio Manager, manages the portion of the Fund's portfolio managed by Royce. Mr. Kaplan has been employed by Royce since 2000, having previously been a Managing Director and Portfolio Manager at Prudential Investments.

GSAM

A team of seasoned small-cap value investors is responsible for managing GSAM's portion of the Fund. Portfolio managers are organized along industry lines and are responsible for conducting research in their particular area of expertise. While the team debates investment ideas and overall portfolio structure, the buy/sell decision resides with the portfolio manager responsible for the industry. Key professionals include:


Eileen Rominger, Managing Director and Chief Investment Officer, is Chief Investment Officer and a portfolio manager on the U.S. Value Investment team where she oversees the portfolio construction and investment research for the firm's value accounts. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1989, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

James Otness, CFA and Managing Director, is a portfolio manager on the U.S. Value Investment team, where he oversees the portfolio construction and investment research for the firm's Small Cap Value accounts. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.

Lisa Parisi, CFA and Managing Director, is a portfolio manager on the U.S. Value Investment team, where she has broad research responsibilities across the value strategies. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

J. Kelly Flynn, Vice President, is a portfolio manager for the U.S. Value Investment team, where he has broad research responsibilities across the value strategies. Mr. Flynn joined GSAM as a portfolio manager in April 2002. From 1999 to 2002, he was a portfolio manager for Small Cap/SMID Cap Value products at Lazard Asset Management. From 1997 to 1999, he was a small cap value portfolio manager at 1838 Investment Advisors.

Dolores Bamford, CFA and Vice President, is a portfolio manager for the U.S. Value Investment team, where she has broad research responsibility across the value portfolios. Ms. Bamford joined GSAM as a portfolio manager in April 2002. Prior to that she was a portfolio manager at Putnam Investments for various products since 1991.

Scott Carroll, CFA and Vice President, is a portfolio manager on the U.S. Value Investment team, where he has broad research responsibilities across the value portfolios. Mr. Caroll joined GSAM as a portfolio manager in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income Funds.

David L. Berdon, Vice President, is a portfolio manager on the U.S. Value Investment team. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Sililoquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology partners.

Stacey Ann DeMatteis, Vice President, is a client portfolio manager on the U.S. Value Investment team, where she has client service and marketing responsibilities for the value portfolios. Ms. DeMatteis joined GSAM as a product marketing analyst in September 1993. From December 1997 to April 2000, she was a Relationship Manager (client liaison) in broker-dealer sales. In May 2000, she became a client portfolio manager on the Value team and manages other value funds for GSAM.

Don Gervais, Vice President, is a client portfolio manager on the U.S. Value Investment team. Mr. Gervais joined GSAM in April 2003 as a client portfolio manager. From September 1999 to March 2003 he was a U.S. equity client portfolio manager at JP Morgan Fleming. Prior to that, from December 1997 to September 1999 he was an analyst with Capital Guardian Trust.


--------------------------------------------------------------------------------
44p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Donald Smith

Donald Smith has practiced its value investment philosophy since inception with great success, and has never deviated from this style. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows them to conduct focused, detailed fundamental analysis of companies they invest in.

Donald G. Smith, Chief Investment Officer, has been with Donald Smith & Co., Inc. since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Don accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Don received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

Richard L. Greenberg, CFA, is Senior Portfolio Manager and Director of Research. He has been with Donald Smith since 1980. Richard began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Richard graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

Franklin Portfolio

John S. Cone, CFA, is Chief Executive Officer, President and Portfolio Manager. John received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. John has an extensive background in computer modeling and quantitative methods. John is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, John is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

Michael F. Dunn, CFA, received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

Oliver E. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

Kristin J. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

Langton (Tony) C. Garvin, CFA, is Senior Vice President and Portfolio Manager. Tony holds his BS from the Skidmore College and an MA from the University of Massachusetts, He also completed postgraduate coursework at the Massachusetts Institute of Technology. Tony joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio, Tony was a portfolio manager at Batterymarch Financial management. He also previously served as a portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Tony belongs to the Boston Security Analysts Society.

--------------------------------------------------------------------------------
45p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Barrow, Hanley


James S. McClure, CFA, Principal and Portfolio Manager, joined Barrow, Hanley as a Principal in 1995 from Goldman Sachs Asset Management, where he had been a vice president and senior portfolio manager, managing the Capital Growth Fund, as well as separate accounts. During his 32-year investment career, he has served as the Chief Investment Officer, and then president and chief operating officer at National Securities and Research Corporation. He also served as the Chief Investment Officer and executive vice president at Oppenheimer & Co., Inc. He managed mutual funds at American Capital Management and Research and was initially a securities analyst at American National Insurance Company. Mr. McClure graduated from the University of Texas where he earned both his BA and MBA.

John P. Harloe, CFA, Principal and Portfolio Manager, joined Barrow, Hanley as a Principal in July 1995 from Sterling Capital Management, where he served as a vice president and equity portfolio manager/analyst for nine years. During the remainder of his 23-year investment career, Mr. Harloe worked with James McClure at American National Insurance Company, American Capital Management and Research, and Oppenheimer & Co., Inc. Mr. Harloe received his BA and MBA from the University of South Carolina.


Royce is located at 1414 Avenue of the Americas, New York, New York. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland.

GSAM is located at 32 Old Slip, New York, New York. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. GSAM is an affiliate of Goldman Sachs & Co.

Donald Smith is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

Franklin Portfolio is located at One Boston Place, 29th Floor, Boston, Massachusetts. Franklin Portfolio, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Franklin Portfolio is an indirect wholly-owned subsidiary of Mellon Financial Corporation.

Barrow, Hanley is located at 3232 McKinney Avenue, 15th Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Barrow, Hanley is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
46p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - S&P 500 Index Fund

GOAL

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. In pursuit of this objective, the Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index* (S&P 500 Index). The S&P 500 Index is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The S&P 500 Index is an unmanaged group of securities whose overall performance is frequently used as a standard to measure investment performance. The Fund is not managed according to traditional methods of "active" investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P 500 Index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment adviser expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 Index in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 Index is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500 Index, there may be times when the Fund and the index do not match exactly. AEFC, the Fund's investment adviser, may purchase stocks not included in the S&P 500 Index when it believes it would be a cost efficient way of approximating the S&P 500 Index's performance to do so, for example, in anticipation of a stock being added to the index.

AEFC may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500 Index. AEFC will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, AEFC, the Fund's investment adviser, considers, among other factors, whether:

o  The security continues to be included in the S&P 500 Index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o A company's market weighting otherwise changes with respect to the S&P 500 Index.

o  Timing of cash flows in and out of the Fund require AEFC to sell a security.

For more information on investment strategies and the index, please refer to the SAI.

* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Tracking Error Risk

   Diversification Risk

   Sector/Concentration Risk

   Issuer Risk

--------------------------------------------------------------------------------
47p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Tracking Error Risk

The Fund may not track the S&P 500 Index perfectly because differences between the S&P 500 Index and the Fund's portfolio can cause differences in performance. The investment adviser purchases securities and other instruments in an attempt to replicate the performance of the S&P 500 Index. However, the tools that the investment adviser uses to replicate the S&P 500 Index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the S&P 500 Index.

In addition, the returns from a specific type of security (for example, large-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Diversification Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, a fund investing a significant portion of its investments in a single region is more susceptible to economic, political or regulatory events than a fund investing more broadly.

Sector/Concentration Risk

In tracking the S&P 500 Index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track the S&P 500 Index.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                    AXP VP - S&P 500 Index Fund Performance
                              (based on calendar years)
 80%

 70%

 60%

 50%

 40%

 30%                                                                     +27.99%

 20%

 10%

  0%

-10%                                                     -12.46%

-20%                                                              -22.42%

-30%

-40%

                                                          2001    2002    2003

During the period shown in the bar chart, the highest return for a calendar quarter was +15.23% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.26% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return as of Sept. 30, 2004 was +1.11%.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will not be reimbursed by the Fund. Under the agreement net expenses will not exceed 0.50% of average daily net assets.


--------------------------------------------------------------------------------
48p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)(c)
                                                                                           1 year             Since inception
AXP VP - S&P 500 Index Fund                                                               +27.99%                -6.43%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                         +28.68%                -5.61%(b)
Lipper S&P 500 Funds Index                                                                +28.25%                -5.89%(b)


(a)  Inception date was May 1, 2000.

(b)  Measurement period started May 1, 2000.


(c) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will not be reimbursed by the Fund. Under the agreement net expenses will not exceed 0.50% of average daily net assets.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper S&P 500 Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

David Factor, CFA, Portfolio Manager

o  Managed the Fund since 2001.

o  Joined AEFC in 1994.

o  Began investment career in 1996 becoming a quantitative analyst in 1999.

o  BSB, University of Minnesota.

AXP Variable Portfolio - Short Duration U.S. Government Fund

GOAL

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments. These mortgage loans include, but are not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds, which are backed by the credit of federal agencies or government sponsored agencies or government sponsored entities. The Fund will utilize forward sale commitments for hedging purposes. Additionally, the Fund will utilize derivative instruments and when-issued securities to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund's potential losses from the use of these instruments could extend beyond its initial investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

--------------------------------------------------------------------------------
49p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o  Reviewing credit characteristics and the interest rate outlook.

o  Identifying and buying securities that:

   o are high quality or have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency; and

   o have short or intermediate-term maturities.

o Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The interest rate or economic outlook changes.

o  The security is overvalued relative to alternative investments.

o  AEFC wishes to lock-in profits.

o  AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses. Additionally, the Fund's portfolio turnover may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs and may result in realized capital gains that would be taxable distributions to shareholders.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Correlation Risk

   Interest Rate Risk

   Call/Prepayment Risk

   Credit Risk

   Derivatives Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

--------------------------------------------------------------------------------
50p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


            AXP VP - Short Duration U.S. Government Fund Performance
                              (based on calendar years)
 80%

 70%

 60%

 50%

 40%

 30%

 20%

 10%
                                                  +8.47%   +6.29% +5.83%
  0%                                                                      +1.52%
-10%

-20%

-30%

-40%

                                                   2000     2001  2002      2003

During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -0.03% (quarter ended Sept. 30, 2003).

The Fund's year-to-date return as of Sept. 30, 2004 was +0.60%.

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                                           1 year   Since inception
AXP VP - Short Duration U.S. Government Fund                                                               +1.52%      +5.22%(a)
Lehman Brothers 1-3 Year Government Index (reflects no deduction for fees, expenses or taxes)              +2.01%      +5.92%(b)
Lipper Short U.S. Government Funds Index                                                                   +1.42%      +5.23%(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included.

The Lipper Short U.S. Government Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
51p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Scott Kirby, Portfolio Manager

o  Managed the Fund since 2001.

o  Leader of the structured assets team.

o Joined AEFC in 1979, worked at Citicorp Mortgage 1985 to 1986 and returned to AEFC in 1987.

o  Began investment career in 1983.

o  MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and investment grade non-governmental debt obligations. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Small Cap Advantage Fund

GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


AEFC serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadviser. The Fund's assets are managed in part by AEFC and in part by Kenwood Capital Management LLC (Kenwood) (the Subadviser), an indirect subsidiary of AEFC.

AEFC and Kenwood manage the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.

Kenwood

Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

o Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally sell a stock holding if:

o  The stock becomes expensive relative to other stocks in the sector.

o  The company's financial performance fails to meet expectations.

AEFC

AEFC buys stocks based on quantitative analysis of valuation, momentum, and quality adjusted valuation. In selecting securities for the Fund, AEFC chooses companies with:

o  Attractive valuations and the potential for earnings growth.

o  Improving earnings outlook, based on analysis of return patterns over time.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security is overvalued relative to other potential investments.

o  The company does not meet AEFC's performance expectations.


--------------------------------------------------------------------------------
52p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although the Fund would invest in these securities primarily to reduce risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small and Medium Company Risk

   Issuer Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                 AXP VP - Small Cap Advantage Fund Performance
                              (based on calendar years)
 80%

 70%

 60%

 50%                                                                     +47.85%

 40%

 30%

 20%

 10%
                                                  +4.16%
  0%
                                                         -6.53%
-10%
                                                                   -17.06%
-20%

-30%

-40%

                                                   2000   2001     2002     2003

During the period shown in the bar chart, the highest return for a calendar quarter was +22.00% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.29% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return as of Sept. 30, 2004 was +4.17%.


--------------------------------------------------------------------------------
53p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                                       1 year    Since inception
AXP VP - Small Cap Advantage Fund                                                                      +47.85%      +7.30%(a)
Russell 2000(R) Index (reflects no deduction for fees, expenses or taxes)                              +47.25%      +7.84%(b)
Lipper Small-Cap Core Funds Index                                                                      +40.90%     +10.88%(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT


Kenwood


Jake Hurwitz, CFA, Co-Portfolio Manager

o  Managed the Fund since 1999.

o  Principal of Kenwood Capital Management LLC, since 1998.

o Prior to that, Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company (TIMCO), from 1991 to 1998.

o  Began investment career in 1979.

o  MA, University of California, MBA, New York University.

Kent Kelley, CFA, Co-Portfolio Manager

o  Managed the Fund since 1999.

o  Principal of Kenwood Capital Management LLC, since 1998.

o  Prior to that, Chief Executive Officer, TIMCO, from 1995 to 1998.

o  Began investment career in 1978.

o  MA, Yale University.


AEFC

Dimitris J. Bertsimas, Senior Portfolio Manager

o  Has managed the Fund since July 2004.

o  Joined AEFC in 2002.

o Co-founded Dynamic Ideas, LLC, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

o Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

o  MS and Ph.D., MIT.

Jonathan Calvert, Portfolio Manager

o  Has managed the Fund since July 2004.

o  Joined AEFC in 2003.

o Partner and Director of Quantitative Trading Research, Grantham, Mayo, van Otterloo LLC (GMO), from 1992 to 2003.

o  Began investment career in 1992.


--------------------------------------------------------------------------------
54p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Strategy Aggressive Fund

GOAL

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in securities of growth companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in equity securities.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:

o Considering opportunities and risks within growing industries and new technologies.

o  Selecting companies that AEFC believes have aggressive growth prospects.

o  Identifying small and medium companies with:

   o effective management,

   o financial strength, and

   o competitive market position.


The Fund focuses on medium-sized and small-sized companies whose market capitalization falls within the range of companies in the Russell MidCap(R) Index for medium-sized companies and the Russell 2000(R) Index for the small-sized companies. The market capitalization within Indexes will vary, but as of Aug. 31, 2004, the range was between $527 million and $14.8 billion in the Russell MidCap(R) Index, and between $68 million and $2.3 billion in the Russell 2000 Index.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security is overvalued relative to alternative investments.

o  The security has reached AEFC's price objective.

o  The company's characteristics change.

o  The company has met AEFC's earnings and/or growth expectations.

o  Political, economic, or other events could affect the company's performance.

o  AEFC wishes to minimize potential losses (i.e., in a market down-turn).

o  AEFC wishes to lock-in profits.

o  AEFC identifies a more attractive opportunity.

o The company or the security continues to meet the other standards described above.

Unusual Market Conditions

During unusual market conditions or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or debt obligations than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Small and Medium Company Risk

   Issuer Risk

--------------------------------------------------------------------------------
55p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


                 AXP VP - Strategy Aggressive Fund Performance
                              (based on calendar years)
 80%

 70%                                       +71.03%

 60%

 50%

 40%

 30%          +31.76%                                                    +28.71%

 20%
                     +15.98%
 10%                        +12.64%

  0%                                +2.62%
      -6.32%
-10%

-20%                                              -19.04%

-30%                                                     -32.91%  -31.95%

-40%

       1994    1995   1996   1997    1998   1999   2000   2001     2002     2003

During the period shown in the bar chart, the highest return for a calendar quarter was +56.47% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -28.63% (quarter ended March 31, 2001).

The Fund's year-to-date return as of Sept. 30, 2004 was -2.88%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                                                                              1 year      5 years   10 years
AXP VP - Strategy Aggressive Fund                                                             +28.81%     -4.02%     +3.03%
Russell MidCap(R) Growth Index (reflects no deduction for fees, expenses or taxes)            +42.71%     +2.01%     +9.40%
Lipper Mid-Cap Growth Funds Index                                                             +35.42%     +2.18%     +8.25%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

--------------------------------------------------------------------------------
56p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

The Lipper Mid-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

Paul Rokosz, CFA, Portfolio Manager

o  Managed the Fund since 2002.

o  Joined AEFC in 1998.

o  Prior to that, Senior Analyst, Putnam Investments, from 1996 to 1998.

o  Began investment career in 1986.

o  MBA, University of Chicago Graduate School of Business.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, debt obligations rated B or higher, and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Threadneedle Emerging Markets Fund

GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

AEFC serves as the investment manager to the Fund and is responsible for oversight of the Fund's investment process and for administration of the Fund. AEFC has entered into an agreement with Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of AEFC, to act as subadviser to the Fund.

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

   o Evaluating the opportunities and risks within regions and sectors;

   o Assessing valuations; and

--------------------------------------------------------------------------------
57p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

   o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

   The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark, a change in sector strategy, or a change in the economic or political conditions in a particular country. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.


The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency.


Unusual Market Conditions

During weak or declining markets, the Fund may invest more of its assets in money market securities than during normal market conditions. The Fund will invest in these securities primarily to avoid losses, however this type of investment also could prevent the Fund from achieving its investment objective. During these times, the Fund may make frequent securities trades that could result in increased fees, expenses, and taxes.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Foreign/Emerging Markets Risk

   Issuer Risk

   Sector/Concentration Risk

   Liquidity Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

--------------------------------------------------------------------------------
58p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)


            AXP VP - Threadneedle Emerging Markets Fund Performance
                              (based on calendar years)
 80%

 70%

 60%

 50%

 40%                                                                     +40.34%

 30%

 20%

 10%

  0%
                                                         -1.38%   -5.44%
-10%

-20%

-30%

-40%

                                                          2001     2002     2003

During the period shown in the bar chart, the highest return for a calendar quarter was +23.29% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -18.48% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return as of Sept. 30, 2004 was +6.20%.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will no be reimbursed by the Fund. Under the agreement net expenses will not exceed 1.75% of average daily net assets.

Average Annual Total Returns (as of Dec. 31, 2003)(c)
                                                                                              1 year   Since inception
AXP VP - Threadneedle Emerging Markets Fund                                                   +40.34%     -1.07%(a)
MSCI Emerging Markets Free Index (reflects no deduction for fees, expenses or taxes)          +56.28%     +1.95%(b)
Lipper Emerging Markets Funds Index                                                           +56.95%     +2.56%(b)


(a)  Inception date was May 1, 2000.

(b)  Measurement period started May 1, 2000.


(c) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will no be reimbursed by the Fund. Under the agreement net expenses will not exceed 1.75% of average daily net assets.



This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged market capitalization-weighted index, is compiled from a composite of securities markets of 26 emerging markets countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Emerging Markets Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
59p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

The team that manages the Fund's Portfolio is led by:

Julian A.S. Thompson, Portfolio Manager

o  Managed the Portfolio since 1999.

o  Joined AEFC in 1999.

o Prior to that, Investment Manager for Stewart Ivory, a Scottish investment company, from 1993 to 1999.

o  Began investment career in 1993.

o  BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

o  Managed the Portfolio since 2003.

o  Joined Threadneedle in 2001.

o Prior to that, Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

o  Began investment career in 1997.

o  MSc, University of Stirling.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives. While not a principal investment strategy, investing in derivative instruments could have a negative impact on the Fund's performance.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Threadneedle International Fund

GOAL

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.

AEFC serves as the investment manager to the Fund and is responsible for oversight of the Fund's investment process and for administration of the Fund. AEFC has entered into an agreement with Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of AEFC, to act as subadviser to the Fund.

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.


Using the global sector strategy, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings covering all regions in the allocation model, the Largest Companies List and the Preferred List. In addition, the portfolio may hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.


--------------------------------------------------------------------------------
60p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
oThe Largest Companies List includes the largest stocks in the Fund's benchmark. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research. Stocks on the Preferred List are selected by:

   o Evaluating the opportunities and risks within regions and sectors;

   o Assessing valuations; and

   o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

   The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.


The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency.


Unusual Market Conditions

During weak or declining markets, the Fund may invest more of its assets in money market securities than during normal market conditions. The Fund will invest in these securities primarily to avoid losses, however this type of investment also could prevent the Fund from achieving its investment objective. During these times, the Fund may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Foreign/Emerging Markets Risk

   Small and Medium Company Risk

   Issuer Risk

Market Risk


The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

--------------------------------------------------------------------------------
61p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


(bar chart)
              AXP VP - Threadneedle International Fund Performance
                              (based on calendar years)
 80%

 70%

 60%

 50%
                                           +45.63%
 40%

 30%                                                                     +28.07%

 20%
                                     +15.82%
 10%          +11.33%
                     +9.03%
  0%                        +2.73%
      -1.66%
-10%
                                                                  -18.25%
-20%
                                                  -24.93%
-30%                                                     -28.69%

-40%

       1994    1995   1996   1997    1998   1999   2000   2001     2002     2003
s
During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return as of Sept. 30, 2004 was +3.29%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                                                                              1 year       5 years    10 years
AXP VP - Threadneedle International Fund                                                      +28.07%      -3.98%      +1.49%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)                           +39.17%      +0.26%      +4.78%
Lipper International Funds Index                                                              +36.00%      +2.13%      +5.31%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

--------------------------------------------------------------------------------
62p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The Lipper International Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Alex Lyle, Portfolio Manager

o  Head of managed funds.

o  Managed the Fund since 2003.

o  Joined Threadneedle in 1994.

o  Began investment career in 1980.

o  MA, Oxford University.

Dominic Rossi, Deputy Portfolio Manager

o  Head of international equities.

o  Managed the Portfolio since 2003.

o  Joined Threadneedle in 1997.

o  Began investment career in 1986.

o  MBA, City University, London.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, convertible securities, and debt securities of any rating. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives. While not a principal investment strategy, investing in derivative instruments could have a negative impact on the Fund's performance.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
63p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Fees and Expenses

Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.


ANNUAL FUND OPERATING EXPENSES(j)

As a percentage of average daily net assets
                                                Management  Distribution       Other              Fee waiver/expense     Net
Fund                                              fees(a)  (12b-1) fees(b)  expenses(c)    Total     reimbursement    expenses
AXP VP - Cash Management Fund                     0.51%         0.13%          0.05%       0.69%         0.00%          0.69%
AXP VP - Core Bond Fund                           0.63%         0.13%          0.37%       1.13%         0.18%          0.95%
AXP VP - Diversified Bond Fund                    0.60%         0.13%          0.08%       0.81%         0.00%          0.81%
AXP VP - Diversified Equity Income Fund           0.64%(i)      0.13%          0.09%       0.86%         0.00%          0.86%
AXP VP - Equity Select Fund                       0.57%(h)      0.13%          0.15%       0.85%         0.00%          0.85%
AXP VP - Global Bond Fund                         0.83%         0.13%          0.12%       1.08%         0.00%          1.08%
AXP VP - Growth Fund                              0.55%(h)      0.13%          0.17%       0.85%         0.00%          0.85%
AXP VP - High Yield Bond Fund                     0.62%         0.13%          0.07%       0.82%         0.00%          0.82%
AXP VP - Income Opportunities Fund                0.64%         0.13%          0.78%       1.55%         0.56%          0.99%
AXP VP - Inflation Protected Securities Fund      0.49%         0.13%          0.16%       0.78%         0.03%          0.75%
AXP VP - Large Cap Equity Fund                    0.65%(i)      0.13%          0.07%       0.85%         0.00%          0.85%
AXP VP - Large Cap Value Fund                     0.63%         0.13%          2.09%       2.85%         1.80%          1.05%
AXP VP - Managed Fund                             0.59%(h)      0.13%          0.06%       0.78%         0.00%          0.78%
AXP VP - New Dimensions Fund                      0.53%(h)      0.13%          0.06%       0.72%         0.00%          0.72%
AXP VP - Partners Select Value Fund(e)            0.81%         0.13%          1.03%       1.97%         0.82%          1.15%
AXP VP - Partners Small Cap Value Fund(f)         0.94%(h)      0.13%          0.20%       1.27%         0.00%          1.27%
AXP VP - S&P 500 Index Fund                       0.29%         0.13%          0.15%       0.57%         0.07%          0.50%
AXP VP - Short Duration U.S. Government Fund      0.61%         0.13%          0.08%       0.82%         0.00%          0.82%
AXP VP - Small Cap Advantage Fund(g)              0.85%(i)      0.13%          0.12%       1.10%         0.00%          1.10%
AXP VP - Strategy Aggressive Fund                 0.51%(h)      0.13%          0.08%       0.72%         0.00%          0.72%
AXP VP - Threadneedle Emerging Markets Fund(d)    1.11%(h)      0.13%          0.43%       1.67%         0.00%          1.67%
AXP VP - Threadneedle International Fund(d)       0.75%(h)      0.13%          0.10%       0.98%         0.00%          0.98%


(a)  The Fund pays AEFC a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.


(d) AEFC pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ, England) is an indirect wholly-owned subsidiary of AEFC.


(e)  AEFC pays GAMCO Investors, Inc. a fee for sub-investment advisory services.

(f) AEFC pays Royce, GSAM, Donald Smith, Franklin Portfolio and Barrow, Hanley a fee for sub-investment advisory services.


(g) AEFC pays Kenwood a fee for sub-investment advisory services. Kenwood (Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, MN 55402) is an indirect subsidiary of AEFC.

(h) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.08% for AXP VP - Equity Select Fund, 0.08% for AXP VP - Growth Fund, 0.01% for AXP VP - Managed Fund, 0.08% for AXP VP - New Dimensions Fund, 0.08% for AXP VP - Partners Small Cap Value Fund, 0.12% for AXP VP - Strategy Aggressive Fund, 0.06% for AXP VP - Threadneedle Emerging Markets Fund and 0.10% for AXP VP - Threadneedle International Fund, .

(i) Includes the impact of a performance incentive adjustment that increased the management fee by 0.08% for AXP VP - Diversified Equity Income Fund, 0.03% for AXP VP - Large Cap Equity Fund and 0.06% for AXP VP - Small Cap Advantage Fund.

(j) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed: 0.95% for AXP VP - Core Bond Fund, 1.10% for AXP VP - Equity Select Fund, 0.99% for AXP VP - Income Opportunities Fund, 0.75% for AXP VP - Inflation Protected Securities Fund, 1.05% for AXP VP - Large Cap Value Fund, 1.15% for AXP VP
     - Partners Select Value Fund, 1.30% for AXP VP - Partners Small Cap Value Fund, 0.50% for AXP VP - S&P 500 Index Fund, and 1.75% for AXP VP - Threadneedle Emerging Markets Fund.


--------------------------------------------------------------------------------
64p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Example

This example is intended to show you the expenses you would pay if you invest $10,000 to a subaccount that invests in the Fund which earns a 5% annual return. The operating expenses remain the same each year. If you hold your accumulation units until the end of the years shown, your costs would be:

Fund                                                         1 year       3 years      5 years      10 years

AXP VP - Cash Management Fund                                  $70          $221         $385          $862
AXP VP - Core Bond Fund                                        $97          $342         $606        $1,363
AXP VP - Diversified Bond Fund                                 $83          $259         $450        $1,006
AXP VP - Diversified Equity Income Fund                        $88          $275         $478        $1,065
AXP VP - Equity Select Fund                                    $87          $271         $472        $1,053
AXP VP - Global Bond Fund                                     $110          $344         $596        $1,322
AXP VP - Growth Fund                                           $87          $271         $472        $1,053
AXP VP - High Yield Bond Fund                                  $84          $262         $456        $1,018
AXP VP - Income Opportunities Fund                            $101          $435         $793        $1,803
AXP VP - Inflation Protected Securities Fund                   $77          $246         $431          $967
AXP VP - Large Cap Equity Fund                                 $87          $271         $472        $1,053
AXP VP - Large Cap Value Fund                                 $107          $713       $1,345        $3,051
AXP VP - Managed Fund                                          $80          $249         $434          $970
AXP VP - New Dimensions Fund                                   $74          $230         $401          $898
AXP VP - Partners Select Value Fund                           $117          $539         $988        $2,235
AXP VP - Partners Small Cap Value Fund                        $129          $403         $698        $1,539
AXP VP - S&P 500 Index Fund                                    $51          $176         $312          $710
AXP VP - Short Duration U.S. Government Fund                   $84          $262         $456        $1,018
AXP VP - Small Cap Advantage Fund                             $112          $350         $607        $1,345
AXP VP - Strategy Aggressive Fund                              $74          $230         $401          $898
AXP VP - Threadneedle Emerging Markets Fund                   $170          $527         $908        $1,981
AXP VP - Threadneedle International Fund                      $100          $312         $543        $1,206


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

This example does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown.


AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2005, and will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed: 0.95% for AXP VP - Core Bond Fund, 1.10% for AXP VP - Equity Select Fund, 0.99% for AXP VP - Income Opportunities Fund, 0.75% for AXP VP - Inflation Protected Securities Fund, 1.05% for AXP VP - Large Cap Value Fund, 1.15% for AXP VP - Partners Select Value Fund, 1.30% for AXP VP - Partners Small Cap Value Fund, 0.50% for AXP VP - S&P 500 Index Fund, and 1.75% for AXP VP - Threadneedle Emerging Markets Fund.


--------------------------------------------------------------------------------
65p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Buying and Selling Shares

VALUING FUND SHARES

The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the New York Stock Exchange
(NYSE) is open.

AXP Variable Portfolio - Cash Management Fund's securities are valued at amortized cost. In valuing assets of all other Funds, the Fund's assets are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. AEFC or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

--------------------------------------------------------------------------------
66p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Other Information

INVESTMENT MANAGER

AEFC, the Fund's investment manager, located at 200 AXP Financial Center, Minneapolis, MN 55474, is the wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account management, institutional trust and custody, and employee benefit plan administration, as well as investment products.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.


Before AXP VP - Cash Management Fund, AXP VP - Diversified Bond Fund, AXP VP - Global Bond Fund, AXP VP - High Yield Bond Fund or AXP VP - Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. If shareholder approval is received, the fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


--------------------------------------------------------------------------------
67p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The returns do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request. We have not provided this information for AXP VP - Inflation Protected Securities Fund because it is new and does not have any history.

AXP VP - Cash Management Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004        2003        2002         2001       2000
Net asset value, beginning of period                                   $1.00       $1.00       $1.00        $1.00      $1.00
Income from investment operations:
Net investment income (loss)                                              --         .01         .02          .05        .05
Less distributions:
Dividends from net investment income                                      --        (.01)       (.02)        (.05)      (.05)
Net asset value, end of period                                         $1.00       $1.00       $1.00        $1.00      $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                 $773        $868      $1,123       $1,063       $783
Ratio of expenses to average daily net assets(b)                        .69%        .70%        .69%         .68%       .68%
Ratio of net investment income (loss) to average daily net assets       .47%        .72%       1.61%        4.76%      5.38%
Total return(c)                                                         .48%        .72%       1.59%        4.94%      5.52%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Core Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004(b)
Net asset value, beginning of period                                  $ 9.98
Income from investment operations:
Net investment income (loss)                                             .14
Net gains (losses) (both realized and unrealized)                        .03
Total from investment operations                                         .17
Less distributions:
Dividends from net investment income                                    (.14)
Net asset value, end of period                                        $10.01

Ratios/supplemental data
Net assets, end of period (in millions)                                  $36
Ratio of expenses to average daily net assets(c),(d)                    .95%(f)
Ratio of net investment income (loss) to average daily net assets      2.33%(f)
Portfolio turnover rate (excluding short-term securities)               221%
Total return(e)                                                        1.67%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 1.13% for the period ended Aug. 31, 2004.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.


--------------------------------------------------------------------------------
68p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Diversified Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000
Net asset value, beginning of period                                   $10.40      $10.38      $10.61       $10.29     $10.56
Income from investment operations:
Net investment income (loss)                                              .38         .44         .56          .70        .75
Net gains (losses) (both realized and unrealized)                         .22         .02        (.23)         .30       (.27)
Total from investment operations                                          .60         .46         .33         1.00        .48
Less distributions:
Dividends from net investment income                                     (.38)       (.44)       (.56)        (.68)      (.75)
Net asset value, end of period                                         $10.62      $10.40      $10.38       $10.61     $10.29

Ratios/supplemental data
Net assets, end of period (in millions)                                $1,696      $1,765      $1,814       $1,626     $1,468
Ratio of expenses to average daily net assets(b)                         .81%        .81%        .80%         .80%       .79%
Ratio of net investment income (loss) to average daily net assets       3.60%       4.23%       5.41%        6.72%      7.30%
Portfolio turnover rate (excluding short-term securities)                295%        251%        167%         122%        70%
Total return(c)                                                         5.84%       4.50%       3.20%       10.07%      4.69%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Diversified Equity Income Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                   $ 9.65       $8.41      $10.20       $10.05     $ 9.76
Income from investment operations:
Net investment income (loss)                                              .17         .17         .13          .11        .10
Net gains (losses) (both realized and unrealized)                        1.51        1.24       (1.75)         .15        .30
Total from investment operations                                         1.68        1.41       (1.62)         .26        .40
Less distributions:
Dividends from net investment income                                     (.16)       (.17)       (.13)        (.11)      (.11)
Distributions from realized gains                                          --          --        (.04)          --         --
Total distributions                                                      (.16)       (.17)       (.17)        (.11)      (.11)
Net asset value, end of period                                         $11.17       $9.65     $  8.41       $10.20     $10.05

Ratios/supplemental data
Net assets, end of period (in millions)                                  $843        $370        $267         $106        $23
Ratio of expenses to average daily net assets(c)                         .86%        .76%        .87%         .91%(d)    .95%(d),(f)
Ratio of net investment income (loss) to average daily net assets       1.77%       2.13%       1.59%        1.49%      1.42%(f)
Portfolio turnover rate (excluding short-term securities)                 19%         39%         35%          68%        53%
Total return(e)                                                        17.53%      17.00%     (16.16%)       2.56%      4.21%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.17% and 1.49% for the periods ended Aug. 31, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.


--------------------------------------------------------------------------------
69p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Equity Select Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001(b)
Net asset value, beginning of period                                    $10.09      $ 8.54      $ 9.57       $10.27
Income from investment operations:
Net investment income (loss)                                              (.05)       (.05)       (.04)        (.01)
Net gains (losses) (both realized and unrealized)                          .07        1.60        (.99)        (.69)
Total from investment operations                                           .02        1.55       (1.03)        (.70)
Net asset value, end of period                                          $10.11      $10.09      $ 8.54       $ 9.57

Ratios/supplemental data
Net assets, end of period (in millions)                                   $225        $170         $72          $14
Ratio of expenses to average daily net assets(c)                          .85%       1.06%       1.10%(d)     1.10%(d),(f)
Ratio of net investment income (loss) to average daily net assets        (.49%)      (.71%)      (.76%)       (.45%)(f)
Portfolio turnover rate (excluding short-term securities)                  25%         19%         20%          19%
Total return(e)                                                           .13%      18.20%     (10.77%)      (6.82%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.39% and 2.99% for the periods ended Aug. 31, 2002 and 2001, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - Global Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000
Net asset value, beginning of period                                    $10.40      $10.02      $ 9.76        $9.34      $9.84
Income from investment operations:
Net investment income (loss)                                               .35         .34         .38          .43        .32
Net gains (losses) (both realized and unrealized)                          .73         .61         .36          .23       (.51)
Total from investment operations                                          1.08         .95         .74          .66       (.19)
Less distributions:
Dividends from net investment income                                      (.66)       (.57)       (.48)        (.24)      (.31)
Net asset value, end of period                                          $10.82      $10.40      $10.02        $9.76      $9.34

Ratios/supplemental data
Net assets, end of period (in millions)                                   $409        $312        $233         $191       $177
Ratio of expenses to average daily net assets(b)                         1.08%       1.09%       1.08%        1.07%      1.07%
Ratio of net investment income (loss) to average daily net assets        2.76%       3.08%       3.92%        4.54%      4.81%
Portfolio turnover rate (excluding short-term securities)                 105%        102%         46%          34%        50%
Total return(c)                                                         10.57%       9.56%       7.83%        7.14%     (1.90%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
70p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Growth Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                    $5.45       $5.00      $ 6.48       $13.46     $ 9.72
Income from investment operations:
Net investment income (loss)                                              .02         .01          --         (.01)        --
Net gains (losses) (both realized and unrealized)                         .24         .45       (1.48)       (6.97)      3.75
Total from investment operations                                          .26         .46       (1.48)       (6.98)      3.75
Less distributions:
Dividends from net investment income                                     (.02)       (.01)         --           --         --
Tax return of capital                                                      --          --          --           --       (.01)
Total distributions                                                      (.02)       (.01)         --           --       (.01)
Net asset value, end of period                                          $5.69       $5.45      $ 5.00      $  6.48     $13.46

Ratios/supplemental data
Net assets, end of period (in millions)                                  $261        $223        $144         $177       $195
Ratio of expenses to average daily net assets(c)                         .85%        .99%        .81%         .90%(d)    .95%(d),(f)
Ratio of net investment income (loss) to average daily net assets        .27%        .20%         --%        (.19%)     (.09%)(f)
Portfolio turnover rate (excluding short-term securities)                192%        199%        272%          41%        17%
Total return(e)                                                         4.64%       9.29%     (22.80%)     (51.87%)    38.59%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.91% and 0.97% for the periods ended Aug 31, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - High Yield Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000
Net asset value, beginning of period                                    $6.22       $5.66      $ 6.83        $7.76      $8.75
Income from investment operations:
Net investment income (loss)                                              .47         .48         .56          .79        .85
Net gains (losses) (both realized and unrealized)                         .38         .54       (1.17)        (.95)      (.99)
Total from investment operations                                          .85        1.02        (.61)        (.16)      (.14)
Less distributions:
Dividends from net investment income                                     (.47)       (.46)       (.56)        (.77)      (.85)
Net asset value, end of period                                          $6.60       $6.22      $ 5.66        $6.83      $7.76

Ratios/supplemental data
Net assets, end of period (in millions)                                $1,130        $843        $577         $609       $595
Ratio of expenses to average daily net assets(b)                         .82%        .83%        .83%         .82%       .82%
Ratio of net investment income (loss) to average daily net assets       7.30%       8.31%       8.91%       11.04%     10.35%
Portfolio turnover rate (excluding short-term securities)                139%        141%        135%          86%        63%
Total return(c)                                                        14.03%      18.81%      (9.33%)      (1.89%)    (1.59%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
71p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Income Opportunities Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004(b)
Net asset value, beginning of period                                  $ 9.93
Income from investment operations:
Net investment income (loss)                                             .15
Net gains (losses) (both realized and unrealized)                        .36
Total from investment operations                                         .51
Less distributions:
Dividends from net investment income                                    (.15)
Net asset value, end of period                                        $10.29

Ratios/supplemental data
Net assets, end of period (in millions)                                  $16
Ratio of expenses to average daily net assets(c),(d)                    .99%(f)
Ratio of net investment income (loss) to average daily net assets      6.03%(f)
Portfolio turnover rate (excluding short-term securities)                36%
Total return(e)                                                        5.17%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 1.55% for the period ended Aug. 31, 2004.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - Large Cap Equity Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004        2003        2002         2001       2000
Net asset value, beginning of period                                  $18.04      $16.48      $20.87      $ 37.21     $34.62
Income from investment operations:
Net investment income (loss)                                             .14         .10         .10          .05        .01
Net gains (losses) (both realized and unrealized)                       1.28        1.56       (2.83)      (12.96)      6.20
Total from investment operations                                        1.42        1.66       (2.73)      (12.91)      6.21
Less distributions:
Dividends from net investment income                                    (.14)       (.10)       (.09)        (.04)      (.01)
Distributions from realized gains                                         --          --       (1.57)       (3.39)     (3.61)
Total distributions                                                     (.14)       (.10)      (1.66)       (3.43)     (3.62)
Net asset value, end of period                                        $19.32      $18.04      $16.48      $ 20.87     $37.21

Ratios/supplemental data
Net assets, end of period (in millions)                               $2,535      $1,982      $2,227       $3,270     $5,920
Ratio of expenses to average daily net assets(b)                        .85%        .85%        .80%         .78%       .77%
Ratio of net investment income (loss) to average daily net assets       .72%        .62%        .52%         .13%      (.02%)
Portfolio turnover rate (excluding short-term securities)               114%        115%        146%          62%        52%
Total return(c)                                                        7.87%      10.16%     (14.08%)     (36.48%)    19.26%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
72p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Large Cap Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004(b)
Net asset value, beginning of period                                   $ 9.99
Income from investment operations:
Net investment income (loss)                                              .05
Net gains (losses) (both realized and unrealized)                         .02
Total from investment operations                                          .07
Less distributions:
Dividends from net investment income                                     (.06)
Net asset value, end of period                                         $10.00

Ratios/supplemental data
Net assets, end of period (in millions)                                    $7
Ratio of expenses to average daily net assets(c),(d)                    1.05%(f)
Ratio of net investment income (loss) to average daily net assets       1.03%(f)
Portfolio turnover rate (excluding short-term securities)                 24%
Total return(e)                                                          .69%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 2.85% for the period ended Aug. 31, 2004.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - Managed Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000
Net asset value, beginning of period                                   $13.00      $12.32      $15.30       $20.81     $18.84
Income from investment operations:
Net investment income (loss)                                              .31         .31         .33          .44        .47
Net gains (losses) (both realized and unrealized)                        1.17         .82       (1.88)       (4.32)      2.85
Total from investment operations                                         1.48        1.13       (1.55)       (3.88)      3.32
Less distributions:
Dividends from net investment income                                     (.31)       (.31)       (.34)        (.39)      (.48)
Distributions from realized gains                                          --        (.14)      (1.09)       (1.24)      (.87)
Total distributions                                                      (.31)       (.45)      (1.43)       (1.63)     (1.35)
Net asset value, end of period                                         $14.17      $13.00      $12.32       $15.30     $20.81

Ratios/supplemental data
Net assets, end of period (in millions)                                $2,664      $2,416      $2,709       $3,759     $5,223
Ratio of expenses to average daily net assets(b)                         .78%        .80%        .77%         .76%       .75%
Ratio of net investment income (loss) to average daily net assets       2.16%       2.48%       2.31%        2.46%      2.37%
Portfolio turnover rate (excluding short-term securities)                133%        119%        103%          63%        49%
Total return(c)                                                        11.39%       9.40%     (10.91%)     (19.37%)    18.42%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
73p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - New Dimensions Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004        2003        2002         2001       2000
Net asset value, beginning of period                                  $14.29      $13.06      $15.49       $25.03     $18.87
Income from investment operations:
Net investment income (loss)                                             .10         .08         .07          .02        .03
Net gains (losses) (both realized and unrealized)                        .23        1.23       (2.42)       (8.01)      6.34
Total from investment operations                                         .33        1.31       (2.35)       (7.99)      6.37
Less distributions:
Dividends from net investment income                                    (.10)       (.08)       (.07)        (.02)      (.04)
Distributions from realized gains                                         --          --        (.01)       (1.53)      (.17)
Total distributions                                                     (.10)       (.08)       (.08)       (1.55)      (.21)
Net asset value, end of period                                        $14.52      $14.29      $13.06       $15.49     $25.03

Ratios/supplemental data
Net assets, end of period (in millions)                               $2,932      $3,115      $3,045       $3,892     $5,564
Ratio of expenses to average daily net assets(b)                        .72%        .82%        .79%         .79%       .78%
Ratio of net investment income (loss) to average daily net assets       .66%        .64%        .47%         .12%       .15%
Portfolio turnover rate (excluding short-term securities)                55%         23%         27%          27%        28%
Total return(c)                                                        2.29%      10.11%     (15.17%)     (33.05%)    34.01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Partners Select Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004(b)
Net asset value, beginning of period                                   $9.98
Income from investment operations:
Net investment income (loss)                                             .02
Net gains (losses) (both realized and unrealized)                       (.03)
Total from investment operations                                        (.01)
Less distributions:
Dividends from net investment income                                    (.02)
Net asset value, end of period                                         $9.95

Ratios/supplemental data
Net assets, end of period (in millions)                                   $9
Ratio of expenses to average daily net assets(c),(d)                   1.15%(f)
Ratio of net investment income (loss) to average daily net assets       .50%(f)
Portfolio turnover rate (excluding short-term securities)                13%
Total return(e)                                                        (.11%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 1.97% for the period ended Aug. 31, 2004.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.


--------------------------------------------------------------------------------
74p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Partners Small Cap Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001(b)
Net asset value, beginning of period                                    $11.39      $ 9.52       $9.84       $10.01
Income from investment operations:
Net investment income (loss)                                              (.02)       (.03)       (.03)        (.01)
Net gains (losses) (both realized and unrealized)                         1.92        1.95        (.29)        (.16)
Total from investment operations                                          1.90        1.92        (.32)        (.17)
Less distributions:
Dividends from net investment income                                        --        (.01)         --           --
Distributions from realized gains                                         (.19)       (.04)         --           --
Total distributions                                                       (.19)       (.05)         --           --
Net asset value, end of period                                          $13.10      $11.39       $9.52       $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                                   $229        $134         $63           $5
Ratio of expenses to average daily net assets(c)                         1.27%       1.55%       1.48%        1.50%(d),(f)
Ratio of net investment income (loss) to average daily net assets        (.20%)      (.43%)      (.67%)      (1.15%)(f)
Portfolio turnover rate (excluding short-term securities)                  84%         87%         12%          --%
Total return(e)                                                         16.78%      20.24%      (3.19%)      (1.77%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 6.86% for the period ended Aug. 31, 2001.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - S&P 500 Index Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                     $6.88       $6.24      $ 7.71       $10.38     $10.06
Income from investment operations:
Net investment income (loss)                                               .09         .08         .07          .06        .02
Net gains (losses) (both realized and unrealized)                          .66         .64       (1.47)       (2.65)       .33
Total from investment operations                                           .75         .72       (1.40)       (2.59)       .35
Less distributions:
Dividends from net investment income                                      (.09)       (.08)       (.07)        (.06)      (.03)
Distributions from realized gains                                           --          --          --         (.02)        --
Total distributions                                                       (.09)       (.08)       (.07)        (.08)      (.03)
Net asset value, end of period                                           $7.54       $6.88      $ 6.24       $ 7.71     $10.38

Ratios/supplemental data
Net assets, end of period (in millions)                                   $283        $171         $99          $56        $21
Ratio of expenses to average daily net assets(c),(d)                      .49%        .50%        .50%         .49%       .48%(f)
Ratio of net investment income (loss) to average daily net assets        1.21%       1.31%       1.01%         .85%       .72%(f)
Portfolio turnover rate (excluding short-term securities)                  --%          5%         72%         137%        44%
Total return(e)                                                         10.84%      11.51%     (18.29%)     (24.96%)     3.49%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.57%, 0.64%, 0.82%, 1.31% and 1.57% for the periods ended Aug. 31, 2004, 2003, 2002, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.


--------------------------------------------------------------------------------
75p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Short Duration U.S. Government Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                   $10.46      $10.55      $10.34       $ 9.95     $10.02
Income from investment operations:
Net investment income (loss)                                              .25         .27         .34          .52        .51
Net gains (losses) (both realized and unrealized)                        (.07)       (.05)        .23          .39       (.06)
Total from investment operations                                          .18         .22         .57          .91        .45
Less distributions:
Dividends from net investment income                                     (.25)       (.27)       (.34)        (.52)      (.52)
Distributions from realized gains                                        (.05)       (.04)       (.02)          --         --
Total distributions                                                      (.30)       (.31)       (.36)        (.52)      (.52)
Net asset value, end of period                                         $10.34      $10.46      $10.55       $10.34     $ 9.95

Ratios/supplemental data
Net assets, end of period (in millions)                                  $506        $479        $276         $106        $37
Ratio of expenses to average daily net assets(c)                         .82%        .82%        .83%         .84%(d)    .87%(d),(f)
Ratio of net investment income (loss) to average daily net assets       2.36%       2.47%       3.24%        4.94%      5.49%(f)
Portfolio turnover rate (excluding short-term securities)                135%        179%        292%          95%        67%
Total return(e)                                                         1.70%       2.06%       5.42%        9.29%      4.64%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87% and 0.89% for the periods ended Aug. 31, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - Small Cap Advantage Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                   $11.25     $  8.79      $10.13       $12.58     $ 9.90
Income from investment operations:
Net investment income (loss)                                             (.05)       (.02)       (.02)        (.01)      (.02)
Net gains (losses) (both realized and unrealized)                        1.44        2.48       (1.32)       (2.09)      2.78
Total from investment operations                                         1.39        2.46       (1.34)       (2.10)      2.76
Less distributions:
Distributions from realized gains                                          --          --          --         (.35)      (.08)
Net asset value, end of period                                         $12.64      $11.25      $ 8.79       $10.13     $12.58

Ratios/supplemental data
Net assets, end of period (in millions)                                  $184        $102         $59          $49        $31
Ratio of expenses to average daily net assets(c)                        1.10%       1.19%       1.11%        1.16%(d)   1.19%(d),(f)
Ratio of net investment income (loss) to average daily net assets       (.42%)      (.20%)      (.21%)       (.08%)     (.24%)(f)
Portfolio turnover rate (excluding short-term securities)                104%        124%        156%         152%       169%
Total return(e)                                                        12.40%      27.96%     (13.28%)     (16.68%)    28.19%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26% and 1.43% for the periods ended Aug. 31, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.


--------------------------------------------------------------------------------
76p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Strategy Aggressive Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000
Net asset value, beginning of period                                     $6.99       $5.72      $ 8.29      $ 27.82     $16.46
Income from investment operations:
Net investment income (loss)                                              (.03)       (.03)       (.04)         .01        .01
Net gains (losses) (both realized and unrealized)                         (.16)       1.30       (2.53)      (13.01)     13.17
Total from investment operations                                          (.19)       1.27       (2.57)      (13.00)     13.18
Less distributions:
Dividends from net investment income                                        --          --          --         (.02)        --
Distributions from realized gains                                           --          --          --        (6.51)     (1.82)
Total distributions                                                         --          --          --        (6.53)     (1.82)
Net asset value, end of period                                           $6.80       $6.99      $ 5.72       $ 8.29     $27.82

Ratios/supplemental data
Net assets, end of period (in millions)                                   $783        $969        $991       $1,815     $4,197
Ratio of expenses to average daily net assets(b)                          .72%        .83%        .81%         .78%       .77%
Ratio of net investment income (loss) to average daily net assets        (.43%)      (.54%)      (.50%)        .10%       .04%
Portfolio turnover rate (excluding short-term securities)                  53%         27%        180%         166%       143%
Total return(c)                                                         (2.67%)     22.16%     (30.97%)     (53.61%)    84.97%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Threadneedle Emerging Markets Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                     $8.44       $7.04       $6.68       $ 9.61     $10.23
Income from investment operations:
Net investment income (loss)                                               .09         .04         .02          .01       (.01)
Net gains (losses) (both realized and unrealized)                         1.39        1.38         .34        (2.94)      (.60)
Total from investment operations                                          1.48        1.42         .36        (2.93)      (.61)
Less distributions:
Dividends from net investment income                                      (.12)       (.02)         --           --         --
Tax return of capital                                                       --          --          --           --       (.01)
Total distributions                                                       (.12)       (.02)         --           --       (.01)
Net asset value, end of period                                           $9.80       $8.44       $7.04       $ 6.68    $  9.61

Ratios/supplemental data
Net assets, end of period (in millions)                                    $46         $16         $10           $6         $6
Ratio of expenses to average daily net assets(c),(d)                     1.61%       1.75%       1.68%        1.75%      1.69%(f)
Ratio of net investment income (loss) to average daily net assets         .65%        .67%        .31%         .20%      (.36%)(f)
Portfolio turnover rate (excluding short-term securities)                 117%        191%        215%         203%        37%
Total return(e)                                                         17.63%      20.25%       5.45%      (30.49%)    (6.03%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.67%, 2.04%, 2.36%, 3.49% and 2.42% for the periods ended Aug. 31, 2004, 2003, 2002, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.


--------------------------------------------------------------------------------
77p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Threadneedle International Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000
Net asset value, beginning of period                                     $7.19       $7.00      $ 8.39       $16.98     $17.26
Income from investment operations:
Net investment income (loss)                                               .08         .08         .07          .03        .06
Net gains (losses) (both realized and unrealized)                         1.05         .16       (1.35)       (5.57)      2.50
Total from investment operations                                          1.13         .24       (1.28)       (5.54)      2.56
Less distributions:
Dividends from net investment income                                      (.09)       (.05)       (.07)        (.03)      (.01)
Distributions from realized gains                                           --          --        (.01)       (2.97)     (2.83)
Excess distributions from net investment income                             --          --        (.03)        (.05)        --
Total distributions                                                       (.09)       (.05)       (.11)       (3.05)     (2.84)
Net asset value, end of period                                           $8.23       $7.19      $ 7.00       $ 8.39     $16.98

Ratios/supplemental data
Net assets, end of period (in millions)                                   $974        $738        $873       $1,310     $2,389
Ratio of expenses to average daily net assets(b)                          .98%       1.06%       1.07%        1.04%      1.02%
Ratio of net investment income (loss) to average daily net assets         .99%       1.19%        .83%         .31%       .27%
Portfolio turnover rate (excluding short-term securities)                 142%        102%        140%         278%       118%
Total return(c)                                                         15.77%       3.48%     (15.38%)     (36.90%)    14.74%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
78p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474


(800) 862-7919


TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:

AXP Variable Portfolio - Cash Management Fund                        811-3190
AXP Variable Portfolio - Core Bond Fund                              811-3219
AXP Variable Portfolio - Diversified Bond Fund                       811-3219
AXP Variable Portfolio - Diversified Equity Income Fund              811-4252
AXP Variable Portfolio - Equity Select Fund                          811-3218
AXP Variable Portfolio - Global Bond Fund                            811-3219
AXP Variable Portfolio - Growth Fund                                 811-3218
AXP Variable Portfolio - High Yield Bond Fund                        811-3219
AXP Variable Portfolio - Income Opportunities Fund                   811-3219
AXP Variable Portfolio - Inflation Protected Securities Fund         811-3219
AXP Variable Portfolio - Large Cap Equity Fund                       811-3218
AXP Variable Portfolio - Large Cap Value Fund                        811-3218
AXP Variable Portfolio - Managed Fund                                811-4252
AXP Variable Portfolio - New Dimensions Fund                         811-3218
AXP Variable Portfolio - Partners Select Value Fund                  811-10383
AXP Variable Portfolio - Partners Small Cap Value Fund               811-10383
AXP Variable Portfolio - S&P 500 Index Fund                          811-3218
AXP Variable Portfolio - Short Duration U.S. Government Fund         811-3219
AXP Variable Portfolio - Small Cap Advantage Fund                    811-3218
AXP Variable Portfolio - Strategy Aggressive Fund                    811-3218
AXP Variable Portfolio - Threadneedle Emerging Markets Fund          811-3218
AXP Variable Portfolio - Threadneedle International Fund             811-3218

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------


American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                             S-6466-99 X (10/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

        AXP(R) Variable Portfolio - Income Series, Inc.
               AXP(R) Variable Portfolio - Core Bond Fund
               AXP(R) Variable Portfolio - Diversified Bond Fund
               AXP(R) Variable Portfolio - Global Bond Fund
               AXP(R) Variable Portfolio - High Yield Bond Fund
               AXP(R) Variable Portfolio - Income Opportunities Fund
               AXP(R) Variable Portfolio - Inflation Protected Securities Fund AXP(R) Variable Portfolio - Short Duration U.S. Government Fund

        AXP(R) Variable Portfolio - Investment Series, Inc.
               AXP(R) Variable Portfolio - Equity Select Fund
               AXP(R) Variable Portfolio - Growth Fund
               AXP(R) Variable Portfolio - Large Cap Equity Fund (formerly AXP(R) Variable Portfolio - Capital Resource Fund)
               AXP(R) Variable Portfolio - Large Cap Value Fund
               AXP(R) Variable Portfolio - New Dimensions Fund(R)
               AXP(R) Variable Portfolio - S&P 500 Index Fund
               AXP(R) Variable Portfolio - Small Cap Advantage Fund
               AXP(R) Variable Portfolio - Strategy Aggressive Fund
               AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund (formerly AXP(R) Variable Portfolio - Emerging Markets Fund) AXP(R) Variable Portfolio - Threadneedle International Fund (formerly AXP(R) Variable Portfolio - International Fund)

        AXP(R) Variable Portfolio - Managed Series, Inc.
               AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Managed Fund

        AXP(R) Variable Portfolio - Money Market Series, Inc.
               AXP(R) Variable Portfolio - Cash Management Fund

        AXP(R) Variable Portfolio - Partners Series, Inc.
               AXP(R) Variable Portfolio - Partners Select Value Fund AXP(R) Variable Portfolio - Partners Small Cap Value Fund

  (singularly and collectively, where the context requires, referred to as the
                                      Fund)

                                  OCT. 29, 2004

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express(R) Variable Portfolio Funds, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Fundamental Investment Policies                                         p.   3

Investment Strategies and Types of Investments                          p.  15

Information Regarding Risks and Investment Strategies                   p.  24

Security Transactions                                                   p.  42


Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                               p.  48

Valuing Fund Shares                                                     p.  49

Proxy Voting                                                            p.  51

Selling Shares                                                          p.  52

Capital Loss Carryover                                                  p.  52

Taxes                                                                   p.  53

Agreements                                                              p.  54

Organizational Information                                              p.  75

Board Members and Officers                                              p.  77

Control Persons and Principal Holders of Securities                     p.  87

Independent Registered Public Accounting Firm                           p.  87

Appendix A: Description of Money Market Securities                      p.  88

Appendix B: Description of Ratings                                      p.  91

Appendix C: Additional Information About the Index                      p.  95


--------------------------------------------------------------------------------
2   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Fundamental Investment Policies

Throughout this SAI, the funds are referred to as follows:

AXP Variable Portfolio - Cash Management Fund (Cash Management)

AXP Variable Portfolio - Core Bond Fund (Core Bond)

AXP Variable Portfolio - Diversified Bond Fund (Diversified Bond)

AXP Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)

AXP Variable Portfolio - Equity Select Fund (Equity Select)

AXP Variable Portfolio - Global Bond Fund (Global Bond)

AXP Variable Portfolio - Growth Fund (Growth)

AXP Variable Portfolio - High Yield Bond Fund (High Yield Bond)

AXP Variable Portfolio - Income Opportunities Fund (Income Opportunities)

AXP Variable Portfolio - Inflation Protected Securities Fund (Inflation Protected Securities)

AXP Variable Portfolio - Large Cap Equity Fund (Large Cap Equity)

AXP Variable Portfolio - Large Cap Value Fund (Large Cap Value)

AXP Variable Portfolio - Managed Fund (Managed)

AXP Variable Portfolio - New Dimensions Fund (New Dimensions)

AXP Variable Portfolio - Partners Select Value Fund (Partners Select Value)

AXP Variable Portfolio - Partners Small Cap Value Fund (Partners Small Cap
Value)

AXP Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)

AXP Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)

AXP Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)

AXP Variable Portfolio - Strategy Aggressive Fund (Strategy Aggressive)

AXP Variable Portfolio - Threadneedle Emerging Markets Fund (Threadneedle Emerging Markets)

AXP Variable Portfolio - Threadneedle International Fund (Threadneedle International)

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

Cash Management

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%. The Fund has no current intention to borrow to a material extent.


o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

o  Buy on margin or sell short.

o Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire.

o Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

o  Lend Fund securities in excess of 30% of its net assets, at market value.

o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

o Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

o  Issue senior securities, except as permitted under the 1940 Act.

--------------------------------------------------------------------------------
3   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Core Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

Diversified Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
4   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Diversified Equity Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Equity Select

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
5   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Global Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

Growth

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
6   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

High Yield Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Income Opportunities

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
7   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Inflation Protected Securities

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Large Cap Equity

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%. The Fund has no current intention to borrow to a material extent.


o  Lend Fund securities in excess of 30% of its net assets.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

--------------------------------------------------------------------------------
8   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Large Cap Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts, and foreign currency, or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

Managed

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

--------------------------------------------------------------------------------
9   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

New Dimensions

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

Partners Select Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Purchase more than 10% of the outstanding voting securities of an issuer except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.


o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
10   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Partners Small Cap Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

S&P 500 Index

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

--------------------------------------------------------------------------------
11   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Short Duration U.S. Government

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Small Cap Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
12   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Strategy Aggressive

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Threadneedle Emerging Markets

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

--------------------------------------------------------------------------------
13   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Threadneedle International

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%. The Fund has no current intention to borrow to a material extent.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
14   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Investment Strategies and Types Of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments                                Allowable for the Fund?

                                                                                           Diversified
                                                         Cash        Core      Diversified    Equity      Equity       Global
                                                      Management     Bond         Bond        Income      Select        Bond
Agency and Government Securities                          yes         yes          yes          yes         yes          yes
Borrowing                                                 yes         yes          yes          yes         yes          yes
Cash/Money Market Instruments                             yes         yes          yes          yes         yes          yes
Collateralized Bond Obligations                           no          yes          yes          yes         yes          yes
Commercial Paper                                          yes         yes          yes          yes         yes          yes
Common Stock                                              no          yes          yes          yes         yes          yes
Convertible Securities                                    no          yes          yes          yes         yes          yes
Corporate Bonds                                           no          yes          yes          yes         yes          yes
Debt Obligations                                          yes         yes          yes          yes         yes          yes
Depositary Receipts                                       no          yes          yes          yes         yes          yes
Derivative Instruments (including Options and Futures)    no          yes          yes          yes         yes          yes
Exchange-Traded Funds                                     no          yes          yes          yes         yes          yes
Foreign Currency Transactions                             no          yes          yes          yes         yes          yes
Foreign Securities                                        yes         yes          yes          yes         yes          yes


Funding Agreements                                        yes         yes          yes          yes         yes          yes
High-Yield (High-Risk) Securities (Junk Bonds)            no*         no*          yes          yes         no*          yes


Illiquid and Restricted Securities                        yes         yes          yes          yes         yes          yes


Indexed Securities                                        no          yes          yes          yes         yes          yes
Inflation Protected Securities                            no          yes          yes          yes         yes          yes


Inverse Floaters                                          no          yes          yes          no          no           yes
Investment Companies                                      yes         yes          yes          yes         yes          yes
Lending of Portfolio Securities                           yes         yes          yes          yes         yes          yes
Loan Participations                                       no          yes          yes          yes         yes          yes
Mortgage- and Asset-Backed Securities                     yes         yes          yes          yes         yes          yes
Mortgage Dollar Rolls                                     no          yes          yes          no          no           yes
Municipal Obligations                                     no          yes          yes          yes         yes          yes
Preferred Stock                                           no          yes          yes          yes         yes          yes
Real Estate Investment Trusts                             no          yes          yes          yes         yes          yes
Repurchase Agreements                                     yes         yes          yes          yes         yes          yes
Reverse Repurchase Agreements                             yes         yes          yes          yes         yes          yes
Short Sales                                               no          no           no           no          no           no
Sovereign Debt                                            yes         yes          yes          yes         yes          yes
Structured Products                                       no          yes          yes          yes         yes          yes
Swap Agreements                                           no          no           no           no          no           no
Variable- or Floating-Rate Securities                     yes         yes          yes          yes         yes          yes
Warrants                                                  no          yes          yes          yes         yes          yes
When-Issued Securities and Forward Commitments            no          yes          yes          yes         yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      no          yes          yes          yes         yes          yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
15   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                Allowable for the Fund?

                                                                                             Inflation
                                                                  High Yield     Income      Protected   Large Cap    Large Cap
                                                        Growth       Bond     Opportunities Securities    Equity        Value
Agency and Government Securities                          yes         yes          yes          yes         yes          yes
Borrowing                                                 yes         yes          yes          yes         yes          yes
Cash/Money Market Instruments                             yes         yes          yes          yes         yes          yes
Collateralized Bond Obligations                           yes         yes          yes          yes         yes          yes
Commercial Paper                                          yes         yes          yes          yes         yes          yes
Common Stock                                              yes         yes          yes          yes         yes          yes
Convertible Securities                                    yes         yes          yes          yes         yes          yes
Corporate Bonds                                           yes         yes          yes          yes         yes          yes
Debt Obligations                                          yes         yes          yes          yes         yes          yes
Depositary Receipts                                       yes         yes          yes          yes         yes          yes
Derivative Instruments (including Options and Futures)    yes         yes          yes          yes         yes          yes
Exchange-Traded Funds                                     yes         yes          yes          yes         yes          yes
Foreign Currency Transactions                             yes         yes          yes          yes         yes          yes
Foreign Securities                                        yes         yes          yes          yes         yes          yes


Funding Agreements                                        yes         yes          yes          yes         yes          yes


High-Yield (High-Risk) Securities (Junk Bonds)            no*         yes          yes          no*         yes          yes
Illiquid and Restricted Securities                        yes         yes          yes          yes         yes          yes


Indexed Securities                                        yes         yes          yes          yes         yes          yes


Inflation Protected Securities                            yes         yes          yes          yes         yes          yes


Inverse Floaters                                          no          yes          yes          yes         yes          no


Investment Companies                                      yes         yes          yes          yes         yes          yes
Lending of Portfolio Securities                           yes         yes          yes          yes         yes          yes
Loan Participations                                       yes         yes          yes          yes         yes          yes
Mortgage- and Asset-Backed Securities                     yes         yes          yes          yes         yes          yes
Mortgage Dollar Rolls                                     no          yes          yes          yes         yes          no
Municipal Obligations                                     yes         yes          yes          yes         yes          yes
Preferred Stock                                           yes         yes          yes          yes         yes          yes
Real Estate Investment Trusts                             yes         yes          yes          yes         yes          yes
Repurchase Agreements                                     yes         yes          yes          yes         yes          yes
Reverse Repurchase Agreements                             yes         yes          yes          yes         yes          yes
Short Sales                                               no          no           no           no          no           no
Sovereign Debt                                            yes         yes          yes          yes         yes          yes
Structured Products                                       yes         yes          yes          yes         yes          yes
Swap Agreements                                           no          no           no           no          no           no
Variable- or Floating-Rate Securities                     yes         yes          yes          yes         yes          yes
Warrants                                                  yes         yes          yes          yes         yes          yes
When-Issued Securities and Forward Commitments            yes         yes          yes          yes         yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      yes         yes          yes          yes         yes          yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
16   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                Allowable for the Fund?

                                                                                Partners     Partners
                                                                      New        Select        Small      S&P 500  Short Duration
                                                        Managed   Dimensions      Value      Cap Value     Index   U.S. Government
Agency and Government Securities                          yes         yes          yes          yes         yes          yes
Borrowing                                                 yes         yes          yes          yes         yes          yes
Cash/Money Market Instruments                             yes         yes          yes          yes         yes          yes
Collateralized Bond Obligations                           yes         yes          no           no          yes          yes
Commercial Paper                                          yes         yes          yes          yes         yes          yes
Common Stock                                              yes         yes          yes          yes         yes          no
Convertible Securities                                    yes         yes          yes          yes         yes          no
Corporate Bonds                                           yes         yes          yes          yes         yes          yes
Debt Obligations                                          yes         yes          yes          yes         yes          yes
Depositary Receipts                                       yes         yes          yes          yes         yes          no
Derivative Instruments (including Options and Futures)    yes         yes          yes          yes         yes          yes
Exchange-Traded Funds                                     yes         yes          yes          yes         yes          yes
Foreign Currency Transactions                             yes         yes          yes          yes         yes          no
Foreign Securities                                        yes         yes          yes          yes         yes          yes


Funding Agreements                                        yes         yes          yes          yes         yes          yes
High-Yield (High-Risk) Securities (Junk Bonds)            yes         yes          yes          yes         no*          no*


Illiquid and Restricted Securities                        yes         yes          yes          yes         yes          yes


Indexed Securities                                        yes         yes          yes          yes         yes          yes


Inflation Protected Securities                            yes         yes          yes          yes         yes          yes


Inverse Floaters                                          yes         no           no           no          no           yes


Investment Companies                                      yes         yes          yes          yes         yes          yes
Lending of Portfolio Securities                           yes         yes          yes          yes         yes          yes
Loan Participations                                       yes         yes          yes          no          yes          yes
Mortgage- and Asset-Backed Securities                     yes         yes          yes          yes         no           yes
Mortgage Dollar Rolls                                     yes         no           no           no          no           yes
Municipal Obligations                                     yes         yes          yes          yes         yes          yes
Preferred Stock                                           yes         yes          yes          yes         yes          no
Real Estate Investment Trusts                             yes         yes          yes          yes         yes          yes
Repurchase Agreements                                     yes         yes          yes          yes         yes          yes
Reverse Repurchase Agreements                             yes         yes          yes          yes         yes          yes
Short Sales                                               no          no           no           no          yes          yes
Sovereign Debt                                            yes         yes          no           no          yes          yes
Structured Products                                       yes         yes          yes          yes         yes          yes
Swap Agreements                                           no          no           no           no          no           no
Variable- or Floating-Rate Securities                     yes         yes          yes          yes         yes          yes
Warrants                                                  yes         yes          yes          yes         yes          yes
When-Issued Securities and Forward Commitments            yes         yes          yes          yes         yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      yes         yes          yes          yes         yes          yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
17   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                     Allowable for the Fund?

                                                                              Threadneedle
                                                       Small Cap   Strategy     Emerging   Threadneedle
                                                       Advantage  Aggressive     Markets   International
Agency and Government Securities                          yes         yes          yes          yes
Borrowing                                                 yes         yes          yes          yes
Cash/Money Market Instruments                             yes         yes          yes          yes
Collateralized Bond Obligations                           no          yes          yes          yes
Commercial Paper                                          yes         yes          yes          yes
Common Stock                                              yes         yes          yes          yes
Convertible Securities                                    yes         yes          yes          yes
Corporate Bonds                                           yes         yes          yes          yes
Debt Obligations                                          yes         yes          yes          yes
Depositary Receipts                                       yes         yes          yes          yes
Derivative Instruments (including Options and Futures)    yes         yes          yes          yes
Exchange-Traded Funds                                     yes         yes          yes          yes
Foreign Currency Transactions                             yes         yes          yes          yes
Foreign Securities                                        yes         yes          yes          yes


Funding Agreements                                        yes         yes          yes          yes


High-Yield (High-Risk) Securities (Junk Bonds)            no*         yes          yes          no*
Illiquid and Restricted Securities                        yes         yes          yes          yes


Indexed Securities                                        yes         yes          yes          yes


Inflation Protected Securities                            yes         yes          yes          yes


Inverse Floaters                                          no          no           no           no


Investment Companies                                      yes         yes          yes          yes
Lending of Portfolio Securities                           yes         yes          yes          yes
Loan Participations                                       yes         yes          yes          yes
Mortgage- and Asset-Backed Securities                     no          yes          yes          yes
Mortgage Dollar Rolls                                     no          no           no           no
Municipal Obligations                                     yes         yes          yes          yes
Preferred Stock                                           yes         yes          yes          yes
Real Estate Investment Trusts                             yes         yes          yes          yes
Repurchase Agreements                                     yes         yes          yes          yes
Reverse Repurchase Agreements                             yes         yes          yes          yes
Short Sales                                               no          no           no           no
Sovereign Debt                                            no          yes          yes          yes
Structured Products                                       yes         yes          yes          yes
Swap Agreements                                           no          no           no           no
Variable- or Floating-Rate Securities                     yes         yes          yes          yes
Warrants                                                  yes         yes          yes          yes
When-Issued Securities and Forward Commitments            yes         yes          yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      yes         yes          yes          yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
18   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

The following are guidelines that may be changed by the board at any time:

Cash Management

o The Fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

o  The Fund may invest up to 25% of its total assets in foreign investments.

o The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Core Bond

o  The Fund may invest up to 15% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its net assets in securities of investment companies unless a higher amount is permitted under an SEC exemptive order.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o  The Fund will not invest in a company to control or manage it.

Diversified Bond

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

Diversified Equity Income

o No more than 20% of the Fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

o  The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.

o  The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

--------------------------------------------------------------------------------
19   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Equity Select

o The Fund only invests in bonds given the four highest ratings by Moody's Investors Service, Inc. or by Standard & Poor's Corporation or in bonds of comparable quality in the judgment of the investment manager.

o  The Fund may invest up to 15% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

Global Bond

o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

Growth

o  The Fund will not invest in bonds rated below investment grade.

o  The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

High Yield Bond

o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

o  The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

--------------------------------------------------------------------------------
20   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Income Opportunities

o  The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o  The Fund will not invest in a company to control or manage it.

Inflation Protected Securities

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o  The Fund may invest up to 15% of its total assets in foreign investments.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

Large Cap Equity

o  The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o  The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Large Cap Value

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o The Fund will not invest more than 10% of its net assets in rated securities which are rated below investment grade.

o The Fund will not invest more than 20% of its net assets in foreign securities.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

--------------------------------------------------------------------------------
21   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Managed

o Under normal market conditions, the Fund invests at least 50% of its total assets in common stocks.

o  The Fund may invest up to 25% of its total assets in foreign investment.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

o  The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

New Dimensions

o  The Fund may invest up to 30% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

Partners Select Value

o The Fund will normally purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least "BBB" by Standard &Poor's (S&P) or, in the case of unrated securities, judged by the Subadviser to be of comparable quality. The Fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of "B" and provided also that the total investment in such securities remains below 15% of the Fund's assets.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

o The Fund will not invest more than 20% of its net assets in foreign securities.

o The Fund will not make additional investments while any borrowing remains outstanding.

Partners Small Cap Value

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not make additional investments while any bank borrowing remains outstanding.

--------------------------------------------------------------------------------
22   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

S&P 500 Index

o Under normal market conditions, at least 80% of the Fund's net assets are invested in securities that are contained in the S&P 500 Index. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.

For additional information about the Index, see Appendix C.

Short Duration U.S. Government

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, but it may make margin payments in connection with interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

Small Cap Advantage

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Strategy Aggressive

o Under normal market conditions, at least 65% of the fund's total assets are invested in equity securities.

o  The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell securities short, except the Fund may enter into stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in the securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

Threadneedle Emerging Markets

o  The Fund may invest up to 20% of its net assets in bonds.

o The Fund may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

--------------------------------------------------------------------------------
23   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Threadneedle International

o Normally, investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o  The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

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24   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

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25   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

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26   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

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27   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
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Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations


Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.


The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

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28   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

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29   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

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30   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
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When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

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A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

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All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

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Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

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All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

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35   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
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Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market

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instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

--------------------------------------------------------------------------------
37   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings.
(See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

--------------------------------------------------------------------------------
38   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

--------------------------------------------------------------------------------
39   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

--------------------------------------------------------------------------------
40   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

--------------------------------------------------------------------------------
41   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds (or by any Fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

--------------------------------------------------------------------------------
42   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal periods noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.


                                                                  Aug. 31, 2004       Aug. 31, 2003        Aug. 31, 2002
Cash Management                                                    $        0          $        0          $         0
Core Bond                                                                 200(a)              N/A                  N/A
Diversified Bond                                                       73,033             160,924               61,521
Diversified Equity Income                                             618,138             404,266              381,450
Equity Select                                                         121,200              87,081               46,825
Global Bond                                                             3,972              10,757                3,702
Growth                                                              1,787,494           1,602,857            1,163,758
High Yield Bond                                                         1,774                   0               12,860
Income Opportunities                                                        0(b)              N/A                  N/A
Large Cap Equity                                                    5,718,476           8,716,167           13,343,582
Large Cap Value                                                         7,034(a)              N/A                  N/A
Managed                                                             2,129,661           4,515,096            7,825,511
New Dimensions                                                      4,321,309           2,120,523            2,566,663
Partners Select Value                                                  16,415(a)              N/A                  N/A
Partners Small Cap Value                                              579,839             473,123              176,588
S&P 500 Index                                                          27,420              24,385               34,961
Short Duration U.S. Government                                         33,970              64,310               23,568
Small Cap Advantage                                                   770,263             569,268              345,489
Strategy Aggressive                                                 1,581,098           1,046,957            6,317,283
Threadneedle Emerging Markets                                         278,501             140,367              107,623
Threadneedle International                                          2,646,422           3,486,330            6,517,960


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

--------------------------------------------------------------------------------
43   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

In fiscal period 2004, the following transactions and commissions were specifically directed to firms in exchange for research services:


                                      Transactions of shares    Commissions
Cash Management                           $        --             $     --
Core Bond(a)                                       --                   --
Diversified Bond                                   --                   --
Diversified Equity Income                     607,209                1,690
Equity Select                                      --                   --
Global Bond                                        --                   --
Growth                                      9,402,034               25,561
High Yield Bond                                    --                   --
Income Opportunities(b)                            --                   --
Large Cap Equity                           94,478,675              121,233
Large Cap Value(a)                             20,667                   20
Managed                                    50,366,319               74,125
New Dimensions                              8,360,259                3,484
Partners Select Value(a)                    2,432,928                4,955
Partners Small Cap Value                   10,989,525               18,036
S&P 500 Index                                      --                   --
Short Duration U.S. Government                     --                   --
Small Cap Advantage                        18,023,093               50,349
Strategy Aggressive                                --                   --
Threadneedle Emerging Markets                      --                   --
Threadneedle International                         --                   --


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.


As of the end of the most recent fiscal year, Partners Select Value and Threadneedle Emerging Markets held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


--------------------------------------------------------------------------------
44   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

As of the end of the most recent fiscal year, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:


                                                                                                        Value of securities
Fund                                        Name of Issuer                                         owned at end of fiscal period
Cash Management                             Citigroup Global Markets Holdings                              $ 7,577,358
                                            Credit Suisse First Boston NY                                    9,492,939
                                            Goldman Sachs Group                                             12,500,000
                                            Lehman Brothers Holdings                                        15,500,000
                                            J.P. Morgan Chase Bank                                             599,885
                                            Merrill Lynch                                                   10,700,000

Core Bond(a)                                Bear Stearns Commercial Mtg Securities                              99,346
                                            CS First Boston Mtge Securities                                     99,073
                                            GS Mtge Securities                                                 104,342
                                            LB-UBS Commercial Mtge Trust                                       813,579
                                            J.P. Morgan Chase                                                   65,806
                                            J.P. Morgan Chase Commercial Mtge Securities                       265,127
                                            Merrill Lynch Mtge Trust                                            51,806
                                            Morgan Stanley Capital 1                                           193,711
                                            Morgan Stanley Mtge Loan Trust                                     146,967

Diversified Bond                            Bear Stearns Commercial Mtge Securities                            382,353
                                            CS First Boston Mtge Securities                                  9,709,072
                                            GS Mtge Securities                                               6,782,230
                                            LB-UBS Commercial Mtge Trust                                    48,885,194
                                            J.P. Morgan Chase                                                2,930,719
                                            J.P. Morgan Chase Commercial Mtge Securities                    18,214,705
                                            Merrill Lynch Mtge Trust                                         2,331,252
                                            Morgan Stanley Capital 1                                        12,329,049
                                            Morgan Stanley, Dean Witter Capital 1                            3,128,136
                                            Morgan Stanley Mtge Loan Trust                                   7,838,225

Diversified Equity Income                   Citigroup                                                       23,117,654
                                            Lehman Brothers Holdings                                         2,704,374
                                            J.P. Morgan Chase                                                6,530,700
                                            Merrill Lynch                                                   17,596,113
                                            Merrill Lynch & Co.                                              6,036,474
                                            Morgan Stanley                                                   6,260,082

Equity Select                               Legg Mason                                                       4,622,964

Global Bond                                 Bear Stearns Commercial Mtge Securities                            373,027
                                            Citigroup                                                        2,540,783
                                            CS First Boston Mtge Securities                                    297,220
                                            GS Mtge Securities                                               1,469,787
                                            Goldman Sachs Group                                                501,590
                                            LB-UBS Commercial Mtge Trust                                     2,122,893
                                            J.P. Morgan Chase                                                  438,474
                                            Merrill Lynch & Co.                                              7,297,208
                                            Merrill Lynch Mtge Trust                                           673,473
                                            Morgan Stanley                                                   2,163,025

Growth                                      Citigroup                                                        2,221,866


--------------------------------------------------------------------------------
45   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                                        Value of securities
Fund                                        Name of Issuer                                         owned at end of fiscal period
High Yield Bond                             LaBranche                                                     $  6,803,500
                                            Merrill Lynch                                                    4,498,279

Income Opportunities(b)                     LaBranche                                                           50,500

Large Cap Equity                            Citigroup                                                      137,573,145

Large Cap Value(a)                          Citigroup                                                          324,243
                                            Franklin Resources                                                   8,310
                                            J.P. Morgan Chase                                                  163,069
                                            Merrill Lynch & Co.                                                 88,760
                                            Morgan Stanley                                                      98,467
                                            PNC Financial Services Group                                        33,705

Managed                                     Bear Stearns Commercial Mtge Securities                          3,985,959
                                            Citigroup                                                       78,631,698
                                            CS First Boston Mtge Securities                                  4,223,756
                                            Franklin Resources                                               2,024,260
                                            GS Mtge Securities                                               3,130,260
                                            LB-UBS Commercial Mtge Trust                                    26,867,254
                                            J.P. Morgan Chase                                               41,363,785
                                            J.P. Morgan Chase Commercial Mtge Securities                     4,865,570
                                            Merrill Lynch & Co.                                             31,881,922
                                            Merrill Lynch Mtge Trust                                         1,108,640
                                            Morgan Stanley                                                  23,985,144
                                            Morgan Stanley Capital 1                                         5,233,593
                                            Morgan Stanley Mtge Loan Trust                                   4,898,891
                                            PNC Financial Services Group                                     8,200,776

New Dimensions                              Bear Stearns                                                     8,495,396
                                            Citigroup                                                       95,844,545
                                            Citigroup Global Markets Holdings Inc.                          14,944,933
                                            Goldman Sachs Group                                             22,860,750
                                            Morgan Stanley                                                  26,989,030

Partners Small Cap Value                    Affiliated Managers Group                                          328,782
                                            Citigroup Global Markets Holdings Inc.                           9,599,579
                                            E*Trade Financial                                                  202,616
                                            Knight Trading Group                                               284,303

S&P 500 Index                               American Express                                                 1,712,885
                                            Bear Stearns Companies                                             246,791
                                            Citigroup                                                        6,455,103
                                            E*Trade Financial                                                  115,326
                                            Franklin Resources                                                 356,643
                                            Goldman Sachs Group                                              1,159,623
                                            Lehman Brothers Holdings                                           548,559
                                            J.P. Morgan Chase                                                3,779,297
                                            Merrill Lynch & Co.                                              1,314,899
                                            Morgan Stanley                                                   1,494,354
                                            PNC Financial Services Group                                       405,423
                                            Schwab (Charles)                                                   345,643


--------------------------------------------------------------------------------
46   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                                                                        Value of securities
Fund                                        Name of Issuer                                         owned at end of fiscal period
Short Duration U.S. Government              LB-UBS Commercial Mtge Trust                                   $ 2,975,816
                                            Morgan Stanley Mtge Loan Trust                                   1,764,809

Small Cap Advantage                         Affiliated Managers Group                                          882,900
                                            Investment Technology Group                                         36,590
                                            Jefferies Group                                                    589,776
                                            Knight Trading Group                                                11,977

Strategy Aggressive                         AmeriTrade Holding                                               3,405,610
                                            Edwards (AG)                                                     1,843,340
                                            Merrill Lynch                                                   13,196,871

Threadneedle International                  Credit Suisse Group                                              4,352,796


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. Relatively greater portfolio turnover often occurs in the early years of a fund's operation since it is more difficult for new funds to establish meaningful portfolio positions as quickly and efficiently as a more seasoned fund.

The portfolio turnover rates for the two most recent fiscal periods were as follows:


                                             Aug. 31, 2004    Aug. 31, 2003
Core Bond                                        221%(a)            --%
Diversified Bond                                 295               251
Diversified Equity Income                         19                39
Equity Select                                     25                19
Global Bond                                      105               102
Growth                                           192               199
High Yield Bond                                  139               141
Income Opportunities                              36(b)             --
Large Cap Equity                                 114               115
Large Cap Value                                   24(a)             --
Managed                                          133               119
New Dimensions                                    55                23
Partners Select Value                             13(a)             --
Partners Small Cap Value                          84                87
S&P 500 Index                                     --                 5
Short Duration U.S. Government                   135               179
Small Cap Advantage                              104               124
Strategy Aggressive                               53                27
Threadneedle Emerging Markets                    117               191
Threadneedle International                       142               102


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.


A higher turnover rate is the result of more frequent trading of portfolio securities. Frequent tradings may increase the amount of commissions or mark-ups paid to broker-dealers when they buy and sell securities.


--------------------------------------------------------------------------------
47   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by each Fund for the last three fiscal periods to brokers affiliated with the Advisor is contained in the following table:

As of the end of fiscal period                                            2004                         2003           2002
                                                                                     Percent of
                                                                                  aggregate dollar
                                                                                    amount of
                                                     Aggregate dollar  Percent of   transactions  Aggregate dollar Aggregate dollar
                                                         amount of      aggregate     involving       amount of        amount of
                                         Nature of      commissions     brokerage    payment of      commissions      commissions
Fund                         Broker     affiliation   paid to broker   commissions   commissions   paid to broker   paid to broker
Diversified Equity
  Income                       (1)          (2)        $  3,759*          0.61%          1.05%      $  9,635*         $  9,892*
Equity Select                  (1)          (2)           1,650*          1.36           0.39              0*                0*
Growth                         (1)          (2)          24,351*          1.36           2.37         31,108*           19,139*
Large Cap Equity               (1)          (2)          45,985*          0.80           1.03              0*                0*
Large Cap Value                (1)          (2)              17*(a)       0.24           0.18              0*                0*
Managed                        (1)          (2)          10,766*          0.51           0.59        172,596*          296,208*
New Dimensions                 (1)          (2)         122,042*          2.82           4.28         32,412*           62,631*
Partners Select Value    Gabelli Company    (3)          11,460*         69.81          69.61              0*                0*
Partners Small
  Cap Value             M.J. Whitman LLC    (4)          45,845*          7.91           5.01         74,790*           12,636*
Partners Small
  Cap Value (cont.)       Goldman Sachs     (5)           3,806*          0.66           0.42              0*                0*
Small Cap Advantage            (1)          (2)               0*            --             --             57*              380*
Strategy Aggressive            (1)          (2)          14,828*          0.94           2.95         18,428*           45,360*

(1)  American Enterprise Investment Services Inc.


(2)  Wholly-owned subsidiary of AEFC.

(3)  Affiliate of GAMCO Investors, Inc.

(4)  Affiliate of Third Avenue Management LLC.

(5)  Affiliate of Goldman Sachs Asset Management LP.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

* Represents brokerage clearing fees.

--------------------------------------------------------------------------------
48   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation looked like this:


Fund                                  Net assets                 Shares outstanding               Net asset value of one share
Cash Management                    $  773,181,376   divided by     773,458,514           equals                 $ 1.00
Core Bond                              35,543,649                    3,551,451                                   10.01
Diversified Bond                    1,696,231,947                  159,724,468                                   10.62
Diversified Equity Income             842,969,047                   75,454,670                                   11.17
Equity Select                         224,885,791                   22,254,321                                   10.11
Global Bond                           408,946,340                   37,795,671                                   10.82
Growth                                260,953,588                   45,894,270                                    5.69
High Yield Bond                     1,129,016,886                  171,038,770                                    6.60
Income Opportunities                   15,594,018                    1,516,183                                   10.29
Large Cap Equity                    2,534,713,028                  131,178,723                                   19.32
Large Cap Value                         7,282,191                      728,041                                   10.00
Managed                             2,663,610,611                  187,944,081                                   14.17
New Dimensions                      2,932,144,307                  201,907,543                                   14.52
Partners Select Value                   8,603,820                      864,866                                    9.95
Partners Small Cap Value              228,868,571                   17,471,789                                   13.10
S&P 500 Index                         283,096,907                   37,568,273                                    7.54
Short Duration U.S. Government        506,002,847                   48,940,798                                   10.34
Small Cap Advantage                   184,039,317                   14,560,490                                   12.64
Strategy Aggressive                   783,353,097                  115,150,233                                    6.80
Threadneedle Emerging Markets          45,924,403                    4,688,447                                    9.80
Threadneedle International            973,832,527                  118,272,608                                    8.23


--------------------------------------------------------------------------------
49   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

In accordance with Rule 2a-7 of the 1940 Act, all of the securities in Cash Management's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of Cash Management's securities by the board, at intervals deemed appropriate by it, to determine whether Cash Management's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on Cash Management's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in Cash Management would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

--------------------------------------------------------------------------------
50   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.


o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals, typically request that the company disclose or amend certain business practices, but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.


Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel (or the investment personnel of the Fund's subadviser) and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.


PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:


o  On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

--------------------------------------------------------------------------------
51   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Selling Shares

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to sell shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

Capital Loss Carryover

For federal income tax purposes, each Fund had total capital loss carryovers at the end of the most recent fiscal period as follows:

Fund                                             Total capital loss carryovers

Cash Management                                        $        3,072
Core Bond                                                     145,044
Diversified Bond                                          151,358,644
Diversified Equity Income                                   3,603,954
Equity Select                                               6,215,578
Global Bond                                                 1,693,457
Growth                                                    143,267,473
High Yield Bond                                           252,893,099
Income Opportunities                                                0
Large Cap Equity                                          622,844,931
Large Cap Value                                                     0
Managed                                                   159,494,410
New Dimensions                                            399,517,353
Partners Select Value                                               0
Partners Small Cap Value                                            0
S&P 500 Index                                               2,210,617
Short Duration U.S. Government                              4,101,253
Small Cap Advantage                                                 0
Strategy Aggressive                                     1,400,202,513
Threadneedle Emerging Markets                                       0
Threadneedle International                                795,220,548


--------------------------------------------------------------------------------
52   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

If not offset by subsequent capital gains, capital loss carryovers will expire as follows:


Fund                            2007         2008           2009           2010          2011           2012          2013
Cash Management                   $0     $     3,072  $          0   $          0   $          0   $         0    $         0
Core Bond                          0               0             0              0              0       145,044              0
Diversified Bond                   0      53,324,465    47,894,894      9,863,475     15,651,826     4,207,631      5,626,501
Diversified Equity Income          0               0       115,766              0      3,488,188             0              0
Equity Select                      0               0             0              0        859,005             0      5,356,573
Global Bond                        0               0             0      1,693,457              0             0              0
Growth                             0               0             0     62,888,817     79,742,473             0        636,183
High Yield Bond                    0       5,727,984    40,154,779    100,694,093    106,316,243             0              0
Income Opportunities               0               0             0              0              0             0              0
Large Cap Equity                   0               0   160,388,406     64,179,516    398,277,009             0              0
Large Cap Value                    0               0             0              0              0             0              0
Managed                            0      33,216,493    59,893,474              0     66,384,443             0              0
New Dimensions                     0               0             0    249,136,806    150,380,547             0              0
Partners Select Value              0               0             0              0              0             0              0
Partners Small Cap Value           0               0             0              0              0             0              0
S&P 500 Index                      0               0             0        171,047      2,039,570             0              0
Short Duration U.S. Government     0               0             0              0              0             0      4,101,253
Small Cap Advantage                0               0             0              0              0             0              0
Strategy Aggressive                0               0   124,275,882    869,472,336    310,534,170    39,544,440     56,375,685
Threadneedle Emerging Markets      0               0             0              0              0             0              0
Threadneedle International         0      44,583,531    18,436,163    619,734,726     90,583,080    21,883,048              0

The Funds, in connection with the mergers, acquired the following capital loss carryovers:

Fund                                                         Carryover
AXP VP - Cash Management Fund                            $         --
AXP VP - Diversified Bond Fund                              1,887,673
AXP VP - Diversified Equity Income Fund                       203,410
AXP VP - Large Cap Equity Fund                            219,522,945
AXP VP - Managed Fund                                      93,466,496
AXP VP - Short Duration U.S. Government Fund                  105,388
AXP VP - Threadneedle International Fund                   65,239,405

In addition to the acquired capital loss carryovers, the Funds also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code.


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

--------------------------------------------------------------------------------
53   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Cash Management

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.510%
Next       0.50                                              0.493
Next       0.50                                              0.475
Next       0.50                                              0.458
Over       2.50                                              0.440

Core Bond

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.630%
Next       1.00                                              0.615
Next       1.00                                              0.600
Next       3.00                                              0.585
Next       3.00                                              0.570
Over       9.00                                              0.555

Diversified Bond

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.610%
Next       1.00                                              0.595
Next       1.00                                              0.580
Next       3.00                                              0.565
Next       3.00                                              0.550
Over       9.00                                              0.535

Diversified Equity Income

Assets (billions)                                Annual rate at each asset level
First     $0.50                                              0.560%
Next       0.50                                              0.545
Next       1.00                                              0.530
Next       1.00                                              0.515
Next       3.00                                              0.500
Over       6.00                                              0.470

--------------------------------------------------------------------------------
54   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Equity Select

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.650%
Next       0.25                                              0.635
Next       0.25                                              0.620
Next       0.25                                              0.605
Next       1.00                                              0.590
Next       1.00                                              0.575
Over       3.00                                              0.560

Global Bond

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.840%
Next       0.25                                              0.825
Next       0.25                                              0.810
Next       0.25                                              0.795
Over       1.00                                              0.780

Growth

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.630%
Next       1.00                                              0.615
Next       1.00                                              0.600
Next       3.00                                              0.585
Over       6.00                                              0.570

High Yield Bond

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.620%
Next       1.00                                              0.605
Next       1.00                                              0.590
Next       3.00                                              0.575
Next       3.00                                              0.560
Over       9.00                                              0.545

Income Opportunities

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.640%
Next       1.00                                              0.625
Next       1.00                                              0.610
Next       3.00                                              0.595
Next       3.00                                              0.580
Over       9.00                                              0.565

Inflation Protected Securities

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.490%
Next       1.00                                              0.475
Next       1.00                                              0.460
Next       3.00                                              0.445
Next       3.00                                              0.430
Over       9.00                                              0.415
--------------------------------------------------------------------------------
55   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Large Cap Equity

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.630%
Next       1.00                                              0.615
Next       1.00                                              0.600
Next       3.00                                              0.585
Over       6.00                                              0.570

Large Cap Value

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.630%
Next       1.00                                              0.615
Next       1.00                                              0.600
Next       3.00                                              0.585
Over       6.00                                              0.570

Managed

Assets (billions)                                Annual rate at each asset level
First     $0.50                                              0.630%
Next       0.50                                              0.615
Next       1.00                                              0.600
Next       1.00                                              0.585
Next       3.00                                              0.570
Over       6.00                                              0.550

New Dimensions

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.630%
Next       1.00                                              0.615
Next       1.00                                              0.600
Next       3.00                                              0.585
Over       6.00                                              0.570

Partners Select Value

Assets (billions)                                Annual rate at each asset level
First     $0.50                                              0.810%
Next       0.50                                              0.795
Next       1.00                                              0.780
Next       1.00                                              0.765
Next       3.00                                              0.750
Over       6.00                                              0.720

Partners Small Cap Value

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              1.020%
Next       0.25                                              1.000
Next       0.25                                              0.980
Next       0.25                                              0.960
Next       1.00                                              0.940
Over       2.00                                              0.920

--------------------------------------------------------------------------------
56   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

S&P 500 Index

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.290%
Next       1.00                                              0.280
Next       3.00                                              0.270
Over       5.00                                              0.260

Short Duration U.S. Government

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.610%
Next       1.00                                              0.595
Next       1.00                                              0.580
Next       3.00                                              0.565
Next       3.00                                              0.550
Over       9.00                                              0.535

Small Cap Advantage

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.790%
Next       0.25                                              0.770
Next       0.25                                              0.750
Next       0.25                                              0.730
Next       1.00                                              0.710
Over       2.00                                              0.650

Strategy Aggressive

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.650%
Next       0.25                                              0.635
Next       0.25                                              0.620
Next       0.25                                              0.605
Next       1.00                                              0.590
Over       2.00                                              0.575

Threadneedle Emerging Markets

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              1.170%
Next       0.25                                              1.155
Next       0.25                                              1.140
Next       0.25                                              1.125
Next       1.00                                              1.110
Over       2.00                                              1.095

Threadneedle International

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.870%
Next       0.25                                              0.855
Next       0.25                                              0.840
Next       0.25                                              0.825
Next       1.00                                              0.810
Over       2.00                                              0.795

--------------------------------------------------------------------------------
57   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

On the last day of the most recent fiscal period, the daily rate applied to the Fund's net assets was equal to the following percentage on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Fund                                                      Daily rate


Cash Management                                              0.510%
Core Bond                                                    0.630
Diversified Bond                                             0.604
Diversified Equity Income                                    0.554
Equity Select                                                0.650
Global Bond                                                  0.834
Growth                                                       0.630
High Yield Bond                                              0.618
Income Opportunities                                         0.640
Large Cap Equity                                             0.618
Large Cap Value                                              0.630
Managed                                                      0.605
New Dimensions                                               0.615
Partners Select Value                                        0.810
Partners Small Cap Value                                     1.020
S&P 500 Index                                                0.290
Short Duration U.S. Government                               0.610
Small Cap Advantage                                          0.790
Strategy Aggressive                                          0.634
Threadneedle Emerging Markets                                1.170
Threadneedle International                                   0.848


For Diversified Equity Income, Equity Select, Growth, Large Cap Equity, Large Cap Value, Managed, New Dimensions, Partners Select Value, Partners Small Cap Value, Small Cap Advantage, Strategy Aggressive, Threadneedle Emerging Markets and Threadneedle International before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the change in the net asset value of one share of the Fund and the change in the Lipper Index.

Fund                                Lipper Index

Diversified Equity Income           Lipper Equity Income Funds Index
Equity Select                       Lipper Mid-Cap Growth Funds Index
Growth                              Lipper Large Cap Growth Funds Index
Large Cap Equity                    Lipper Large Cap Core Funds Index
Large Cap Value                     Lipper Large Cap Value Funds Index
Managed                             Lipper Balanced Funds Index
New Dimensions                      Lipper Large Cap Growth Funds Index
Partners Select Value               Lipper Multi-Cap Value Funds Index
Partners Small Cap Value            Lipper Small-Cap Value Funds Index
Small Cap Advantage                 Lipper Small-Cap Core Funds Index
Strategy Aggressive                 Lipper Mid-Cap Growth Funds Index
Threadneedle Emerging Markets       Lipper Emerging Markets Funds Index
Threadneedle International          Lipper International Funds Index

--------------------------------------------------------------------------------
58   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

The performance difference is then used to determine the adjustment rate. The adjustment rate for Diversified Equity Income, Equity Select, Growth, Large Cap Equity, Large Cap Value, New Dimensions, Partners Select Value, Partners Small Cap Value, Small Cap Advantage, Strategy Aggressive, Threadneedle Emerging Markets and Threadneedle International, computed to five decimal places, is determined in accordance with the following table:

Performance
Difference        Adjustment Rate

0.00%-0.50%       0

0.50%-1.00%       6 basis points times the performance difference over 0.50%
                  (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%       3 basis points, plus 3 basis points times the performance
                  difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%       6 basis points, plus 2 basis points times the performance
                  difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%       10 basis points, plus 1 basis point times the performance
                  difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more     12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to AEFC will decrease.

The adjustment rate for Managed, computed to five decimal places, is determined in accordance with the following table:

Performance
Difference        Adjustment Rate

0.00%-0.50%       0

0.50%-1.00%       6 basis points times the Performance Difference over 0.50%
                  (maximum of 3 basis points if a 1% Performance Difference)

1.00%-2.00%       3 basis points, plus 3 basis points times the Performance
                  Difference over 1.00% (maximum 6 basis points if a 2%
                  Performance Difference)

2.00%-3.00%       6 basis points, plus 2 basis points times the Performance
                  Difference over 2.00% (maximum of 8 basis points if a 3%
                  Performance Difference)

3.00% or more     8 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.00080 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to AEFC will decrease.

The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

For the most recent fiscal period, the adjustment changed the fee as follows:


                                                             Adjustment
                                                       increased/(decreased)
Fund                                                           fee by
Diversified Equity Income                                   $   476,530
Equity Select                                                  (181,773)
Growth                                                         (202,145)
Large Cap Equity                                                687,728
Large Cap Value                                                      --(a)
Managed                                                        (149,335)
New Dimensions                                               (2,637,215)
Partners Select Value                                              (147)(a)
Partners Small Cap Value                                       (142,369)
Small Cap Advantage                                              91,701
Strategy Aggressive                                          (1,066,153)
Threadneedle Emerging Markets                                   (18,119)
Threadneedle International                                     (855,957)


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

--------------------------------------------------------------------------------
59   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal periods were as follows:

Fund                                  2004            2003            2002


Cash Management                  $ 3,943,361       $ 5,189,115     $ 5,593,953
Core Bond                            108,039(a)             --              --
Diversified Bond                  10,267,470        11,121,622      10,368,107
Diversified Equity Income          3,909,591         1,495,598       1,150,977
Equity Select                      1,207,565           758,579         283,080
Global Bond                        3,087,011         2,370,419       1,676,418
Growth                             1,444,157         1,068,315         940,814
High Yield Bond                    6,361,088         4,158,089       3,745,531
Income Opportunities                  24,242(b)             --              --
Large Cap Equity                  13,899,157                --              --
Large Cap Value                       17,499(a)             --              --
Managed                           14,949,024        14,961,945      20,015,266
New Dimensions                    17,068,182        17,629,745      22,425,282
Partners Select Value                 26,064(a)             --              --
Partners Small Cap Value           1,775,982           876,649         335,667
S&P 500 Index                        691,747           361,397         241,143
Short Duration U.S. Government     2,917,663         2,508,938       1,033,892
Small Cap Advantage                1,319,284           560,022         424,132
Strategy Aggressive                4,741,305         5,526,254       9,118,165
Threadneedle Emerging Markets        333,875           134,837          90,859
Threadneedle International         6,271,576         6,108,448       9,291,252


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

Under the current Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of AEFC, fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by AEFC.

--------------------------------------------------------------------------------
60   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Under the agreement, nonadvisory expenses, net of earnings credits waivers and expenses reimbursed by AEFC, paid for the following fiscal periods were as follows:


Fund                                  2004            2003            2002


Cash Management                     $153,930          $296,307        $276,411
Core Bond                             27,209(a)             --              --
Diversified Bond                     486,884           596,353         389,558
Diversified Equity Income            394,376           192,223         290,798
Equity Select                        212,938           204,710          86,146
Global Bond                          217,046           188,858          97,679
Growth                               307,329           268,161         124,140
High Yield Bond                      266,908           250,031         190,460
Income Opportunities                   6,812(b)             --              --
Large Cap Equity                     471,564                --              --
Large Cap Value                        7,089(a)             --              --
Managed                              621,427           755,600         602,097
New Dimensions                       699,540           902,794         515,400
Partners Select Value                  5,496(a)             --              --
Partners Small Cap Value             232,430           318,514          80,544
S&P 500 Index                         (3,134)           (4,001)         (7,670)
Short Duration U.S. Government       151,503           155,494          77,818
Small Cap Advantage                  107,639           131,572         110,950
Strategy Aggressive                  220,604           285,548         331,683
Threadneedle Emerging Markets         83,718            44,996          17,588
Threadneedle International           418,998           353,295         509,535


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.


For Cash Management, Diversified Bond, Diversified Equity Income, Equity Select, Global Bond, Growth, High Yield Bond, Large Cap Equity, Managed, New Dimensions, Partners Small Cap Value, S&P 500 Index, Short Duration U.S. Government, Small Cap Advantage, Strategy Aggressive, Threadneedle Emerging Markets and Threadneedle International

Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other board members. The reports were presented in meetings at which board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the board and the conclusions drawn are set forth below.

The board considered that:

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.


--------------------------------------------------------------------------------
61   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Additionally for Cash Management

The board considered that:

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale.

Additionally for Diversified Bond, High Yield Bond and Short Duration U.S. Government

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the partial-year period ended Dec. 31, 2003, which is approximately the time the team has managed the Fund, was at or above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale.

Additionally for Diversified Equity Income

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the three-year period ended Dec. 31, 2003, was above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in AEFC's investment management fee.

Additionally for Managed

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the period March 31, 2002 through Dec. 31, 2003, which is the time the team has managed the Fund, was above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in AEFC's investment management fee.


--------------------------------------------------------------------------------
62   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Additionally for Equity Select

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the period from Feb. 29, 2000 through Dec. 31, 2003, was above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in AEFC's investment management fee. Also, consistent with AEFC's pricing philosophy, an expense cap has been established to limit expenses.

Additionally for Global Bond

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the partial-year period ended Dec. 31, 2003, which is approximately the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale.

Additionally for Growth

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the period March 31, 2002, through Dec. 31, 2003, which is the time the team has managed the Fund, was above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in AEFC's investment management fee.


--------------------------------------------------------------------------------
63   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Additionally for Large Cap Equity

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the period March 31, 2002, through Dec. 31, 2003, which is the time the team has managed the Fund, was above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in AEFC's investment management fee.

Additionally for New Dimensions

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the three-year period ended Dec. 31, 2003, was above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in AEFC's investment management fee.

Additionally for Partners Small Cap Value

The board considered that:

o over time AEFC should select and manage subadvisers so that the Fund will achieve investment performance above the median of funds with the same investment goals. The Fund's investment performance for the period from Aug. 14, 2001, through Dec. 31, 2003, which is the time the team has managed the Fund, was above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in AEFC's investment management fee.


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64   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Additionally for S&P 500 Index

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the three-year period ended Dec. 31, 2003, was slightly below its benchmark.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. Also, consistent with AEFC's pricing philosophy, an expense cap has been established to limit expenses.

Additionally for Small Cap Advantage

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the three-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in AEFC's investment management fee.

Additionally for Strategy Aggressive

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the period from June 30, 2002 through Dec. 31, 2003, which is approximately the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in AEFC's investment management fee.


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65   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Additionally for Threadneedle Emerging Markets and Threadneedle International

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the partial-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group. Because Threadneedle did not begin managing the Fund until October 2003, this benchmark was not considered.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. Because the Fund's manager had not managed the Fund for the one-year period necessary to provide sufficient data to make a meaningful evaluation of the Fund's performance against its Lipper peer group, that benchmark was not considered.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in AEFC's investment management fee. Also, consistent with AEFC's pricing philosophy, an expense cap has been established to limit expenses for Threadneedle Emerging Markets.

For Core Bond, Large Cap Value Fund and Partners Select Value

The Funds are new, each becoming publicly available on Feb. 4, 2004. Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o  reasonable level of AEFC's profitability from its mutual fund operations.

For Income Opportunities and Inflation Protected Securities

The Funds are new, each becoming publicly available on June 1, 2004 and July 15, 2004, respectively. Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o  reasonable level of AEFC's profitability from its mutual fund operations.


Subadvisory Agreement

The assets of the Fund are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

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66   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.

Subadvisers:


Threadneedle International Limited: Threadneedle International Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, 60 St. Mary Axe, London EC3A 8JQ, England, subadvises the assets in AXP VP - Threadneedle Emerging Markets and AXP VP - Threadneedle International. Threadneedle, subject to supervision and approval of AEFC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that is subject to the Subadviser's investment discretion is equal to:

Assets (billions)                            Emerging Markets     International
First  $0.15                                        0.45%              0.35%
Next    0.50                                        0.40               0.30
Next    0.50                                        0.35               0.25
Over    1.15                                        0.30               0.20

The total amount paid by AEFC to Threadneedle for each Fund for the fiscal period from July 10, 2004 to Aug. 31, 2004 was as follows:

Emerging Markets                                                   $ 32,134
International                                                       477,868


The Subadvisory Agreement with Threadneedle provides for a performance incentive adjustment ("PIA") to Threadneedle's monthly subadvisory fee. The adjustment for Threadneedle is based on the performance of one share of the Fund and the change in the Lipper peer group index that appears in the prospectus for the Fund (Index). The performance of the Fund and the Index will be calculated using the same method as described above for the performance incentive adjustment paid to AEFC under the terms of the Investment Management Services Agreement. The amount of the adjustment to the fees payable to Threadneedle, whether positive or negative, shall be equal to one-half (1/2) of the PIA made to the investment management fee that AEFC is currently entitled to under the terms of the Advisory Agreement. The PIA will be effective Dec. 1, 2004.


Former Subadviser for Emerging Markets and International: American Express Asset Management International Inc. (AEAMI) subadvised the assets in Emerging Markets and International under a Subadvisory Agreement with AEFC from Fund inception through July 9, 2004. Under the Subadvisory Agreement, AEAMI received an annual fee of 0.35% of average daily net assets. The total amount paid by AEFC to AEAMI for each Fund for the following fiscal years was as follows:


Fund                                     2004           2003           2002


Emerging Markets                      $   70,099    $   41,689      $   19,235
International                          2,372,049     2,564,968       3,854,049

Kenwood Capital Management LLC (Kenwood), an indirect subsidiary of AEFC located at Metropolitan Center, Suite 2300, 333 South 7th Street, Minneapolis, MN 55402, subadvises the assets of Small Cap Advantage. Kenwood, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to Kenwood investment discretion is equal to 0.35%.

Under the agreement, the total amount paid for Small Cap Advantage was $541,441 for fiscal year 2004, $242,909 for fiscal year 2003 and $144,931 for fiscal year 2002.


The assets of Partners Select Value are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of Partners Select Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

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67   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with Partners Select Value's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to Partners Select Value are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


Gabelli: GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, located at One Corporate Center, Rye, NY 10580, subadvises the Fund's assets. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of Partners Select Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Select Value Fund and AXP VP - Partners Select Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.40% on the first $500 million, reducing to 0.30% as assets increase. The total amount paid for AXP VP - Partners Select Value Fund was $13,489 for fiscal period 2004. Gabelli began subadvising AXP VP - Partners Select Value Fund in January 2004.


The assets of Partners Small Cap Value are managed by five Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for Partners Small Cap Value to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of Partners Small Cap Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of Partners Small Cap Value among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with Partners Small Cap Value's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to Partners Small Cap Value are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


GSAM: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, 17th Floor, New York, New York, subadvises a portion of Partners Small Cap Value's assets. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. GSAM is a division of the Goldman Sachs Group, Inc., a publicly traded financial services company, located at 85 Broad Street, New York, New York. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.60% on the first $100 million, reducing to 0.55% as assets increase. The total amount paid for AXP VP - Partners Small Cap Value was $318,678 for fiscal year 2004 and $10,731 for fiscal period 2003. The Subadviser began subadvising AXP VP - Partners Small Cap Value Fund on Aug. 11, 2003.

Royce: Royce & Associates, LLC (Royce), located at 1414 Avenue of the Americas, New York, New York, subadvises a portion of Partners Small Cap Value's assets. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .80% on the first $50 million, reducing to .60% as assets increase. The total amount paid for AXP VP - Partners Small Cap Value was $470,848 for fiscal year 2004, $324,032 for fiscal year 2003 and $160,776 for fiscal year 2002.

Franklin: Franklin Portfolio Associates LLC (Franklin), located at One Boston Place, 29th Floor, Boston, Massachusetts, subadvises a portion of Partners Small Cap Value's assets. Franklin, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Franklin is an indirect wholly-owned subsidiary of Mellon Financial Corporation, located at One Mellon Center, Pittsburgh, Pennsylvania. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .60% on the first $100 million reducing to .55% as assets increase. The total amount paid for AXP VP - Partners Small Cap Value Fund was $62,780 for fiscal period 2004. Franklin began subadvising AXP VP - Partners Small Cap Value Fund on March 15, 2004.


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68   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

BHMS: Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 3232 McKinney Avenue, 15th Floor, Dallas, Texas, subadvises Partners Small Cap Value's assets. BHMS, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. BMHS is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 1.00% on the first $10 million reducing to .30% as assets increase. The total amount paid for AXP VP - Partners Small Cap Value Fund was $58,516 for fiscal period 2004. BHMS began subadvising AXP VP - Partners Small Cap Value Fund on March 15, 2004.

Donald Smith: Donald Smith & Co., Inc. (Donald Smith), located at East 80 Route 4, Suite 360, Paramus, New Jersey, subadvises a portion of Partners Small Cap Value's assets. Donald Smith, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .60% on the first $175 million reducing to .55% as assets increase. The total amount paid AXP VP - Partners Small Cap Value Fund was $66,278 for fiscal period 2004. Donald Smith began subadvising AXP VP - Partners Small Cap Value Fund on March 15, 2004.


Former Subadvisers for AXP VP - Partners Small Cap Value Fund: National City Investment Manager (National City) subadvised a portion of AXP VP - Partners Small Cap Value Fund's assets from Aug. 1, 2002 to Aug. 10, 2003. The total amount paid to National City was $78,050 for fiscal period 2003 (from Oct. 1, 2002 to Aug. 10, 2003) and $1,168 for fiscal period 2002 (from Aug. 1, 2002 to Aug. 31, 2002).

Third Avenue Management LLC (Third Avenue) subadvised a portion of AXP VP - Partners Small Cap Value Fund's assets from AXP VP - Partners Small Cap Value Fund's inception to March 2004. The total amount paid for AXP VP - Partners Small Cap Value Fund to Third Avenue was $125,228 for fiscal year 2003 and $62,726 for fiscal year 2002.

ADMINISTRATIVE SERVICES AGREEMENT

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fees are calculated as follows:

Cash Management

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.030%
Next       0.50                                              0.027
Next       0.50                                              0.025
Next       0.50                                              0.022
Over       2.50                                              0.020

Core Bond

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Next       3.00                                              0.030
Over       9.00                                              0.025

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69   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Diversified Bond

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Next       3.00                                              0.030
Over       9.00                                              0.025

Diversified Equity Income

Assets (billions)                                Annual rate at each asset level
First     $0.50                                              0.040%
Next       0.50                                              0.035
Next       1.00                                              0.030
Next       1.00                                              0.025
Next       3.00                                              0.020
Over       6.00                                              0.020

Equity Select

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.060%
Next       0.25                                              0.055
Next       0.25                                              0.050
Next       0.25                                              0.045
Next       1.00                                              0.040
Next       1.00                                              0.035
Over       3.00                                              0.030

Global Bond

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.060%
Next       0.25                                              0.055
Next       0.25                                              0.050
Next       0.25                                              0.045
Over       1.00                                              0.040

Growth

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Over       6.00                                              0.030

High Yield Bond

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Next       3.00                                              0.030
Over       9.00                                              0.025

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70   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Income Opportunities

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Next       3.00                                              0.030
Over       9.00                                              0.025

Inflation Protected Securities

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Next       3.00                                              0.030
Over       9.00                                              0.025

Large Cap Equity

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Over       6.00                                              0.030

Large Cap Value

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Over       6.00                                              0.030

Managed

Assets (billions)                                Annual rate at each asset level
First     $0.50                                              0.040%
Next       0.50                                              0.035
Next       1.00                                              0.030
Next       1.00                                              0.025
Next       3.00                                              0.020
Over       6.00                                              0.020

New Dimensions

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Over       6.00                                              0.030

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71   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Partners Select Value

Assets (billions)                                Annual rate at each asset level
First     $0.50                                              0.060%
Next       0.50                                              0.055
Next       1.00                                              0.050
Next       1.00                                              0.045
Next       3.00                                              0.040
Over       6.00                                              0.035

Partners Small Cap Value

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.080%
Next       0.25                                              0.075
Next       0.25                                              0.070
Next       0.25                                              0.065
Next       1.00                                              0.060
Over       2.00                                              0.055

S&P 500 Index

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.080%
Next       1.00                                              0.075
Next       3.00                                              0.070
Over       5.00                                              0.065

Short Duration U.S. Government

Assets (billions)                                Annual rate at each asset level
First     $1.00                                              0.050%
Next       1.00                                              0.045
Next       1.00                                              0.040
Next       3.00                                              0.035
Next       3.00                                              0.030
Over       9.00                                              0.025

Small Cap Advantage

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.060%
Next       0.25                                              0.055
Next       0.25                                              0.050
Next       0.25                                              0.045
Next       1.00                                              0.040
Over       2.00                                              0.035

Strategy Aggressive

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.060%
Next       0.25                                              0.055
Next       0.25                                              0.050
Next       0.25                                              0.045
Next       1.00                                              0.040
Over       2.00                                              0.035

--------------------------------------------------------------------------------
72   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Threadneedle Emerging Markets

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.100%
Next       0.25                                              0.090
Next       0.25                                              0.080
Next       0.25                                              0.070
Next       1.00                                              0.060
Over       2.00                                              0.050

Threadneedle International

Assets (billions)                                Annual rate at each asset level
First     $0.25                                              0.060%
Next       0.25                                              0.055
Next       0.25                                              0.050
Next       0.25                                              0.045
Next       1.00                                              0.040
Over       2.00                                              0.035

On the last day of the most recent fiscal period, the daily rates applied to the Funds' net assets on an annual basis were:

                                                       Fees paid during
Fund                                     Daily rates   prior fiscal year


Cash Management                            0.030%       $  247,439
Core Bond                                  0.050(a)          8,608
Diversified Bond                           0.048           850,274
Diversified Equity Income                  0.038           249,601
Equity Select                              0.060           131,373
Global Bond                                0.058           222,142
Growth                                     0.050           134,793
High Yield Bond                            0.049           530,418
Income Opportunities                       0.050(b)          1,894
Large Cap Equity                           0.046         1,042,910
Large Cap Value                            0.050(a)          1,389
Managed                                    0.032           848,543
New Dimensions                             0.045         1,491,777
Partners Select Value                      0.060(a)          1,942
Partners Small Cap Value                   0.080           152,930
S&P 500 Index                              0.080           194,296
Short Duration U.S. Government             0.050           248,032
Small Cap Advantage                        0.060            95,110
Strategy Aggressive                        0.055           508,868
Threadneedle Emerging Markets              0.100            30,118
Threadneedle International                 0.053           467,329


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

--------------------------------------------------------------------------------
73   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, the Fund and IDS Life Insurance Company (IDS Life) entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Fees paid for the following fiscal periods were as follows:

                                                  Fees paid during
Fund                                              prior fiscal year


Cash Management                                     $  966,510
Core Bond                                               21,436(a)
Diversified Bond                                     2,125,318
Diversified Equity Income                              770,892
Equity Select                                          267,180
Global Bond                                            462,011
Growth                                                 326,647
High Yield Bond                                      1,283,941
Income Opportunities                                     4,735(b)
Large Cap Equity                                     2,658,134
Large Cap Value                                          3,472(a)
Managed                                              3,113,248
New Dimensions                                       4,017,268
Partners Select Value                                    4,045(a)
Partners Small Cap Value                               235,092
S&P 500 Index                                          298,167
Short Duration U.S. Government                         597,882
Small Cap Advantage                                    194,238
Strategy Aggressive                                  1,153,103
Threadneedle Emerging Markets                           37,606
Threadneedle International                           1,045,627


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

--------------------------------------------------------------------------------
74   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to vote based on your total dollar interest in the Fund. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

--------------------------------------------------------------------------------
75   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

FUND HISTORY TABLE FOR FUNDS MANAGED BY AEFC
                                                                  Date of           Form of      State of       Fiscal
                                                               organization      organization  organization    year end  Diversified
AXP Variable Portfolio - Income Series, Inc.                 4/27/81, 6/13/86(1)  Corporation      NV/MN          8/31
   AXP Variable Portfolio - Core Bond Fund                                                                                   Yes
   AXP Variable Portfolio - Diversified Bond Fund(2)                                                                         Yes
   AXP Variable Portfolio - Global Bond Fund                                                                                  No
   AXP Variable Portfolio - High Yield Bond Fund(2)                                                                          Yes
   AXP Variable Portfolio - Income Opportunities Fund                                                                        Yes
   AXP Variable Portfolio - Inflation Protected
   Securities Fund                                                                                                           Yes
   AXP Variable Portfolio - Short Duration U.S.
   Government Fund(2)                                                                                                        Yes
AXP Variable Portfolio - Investment Series, Inc.             4/27/81, 6/13/86(1)  Corporation      NV/MN          8/31
   AXP Variable Portfolio - Equity Select Fund                                                                               Yes
   AXP Variable Portfolio - Growth Fund                                                                                      Yes
   AXP Variable Portfolio - Large Cap Equity Fund                                                                            Yes
   AXP Variable Portfolio - Large Cap Value Fund                                                                             Yes
   AXP Variable Portfolio - New Dimensions Fund                                                                              Yes
   AXP Variable Portfolio - S&P 500 Index Fund                                                                                No
   AXP Variable Portfolio - Small Cap Advantage Fund                                                                         Yes
   AXP Variable Portfolio - Strategy Aggressive Fund                                                                         Yes
   AXP Variable Portfolio - Threadneedle Emerging
   Markets Fund                                                                                                              Yes
   AXP Variable Portfolio - Threadneedle
   International Fund                                                                                                        Yes
AXP Variable Portfolio - Managed Series, Inc.                             3/5/85  Corporation         MN          8/31
   AXP Variable Portfolio - Diversified Equity
   Income Fund                                                                                                               Yes
   AXP Variable Portfolio - Managed Fund                                                                                     Yes
AXP Variable Portfolio - Money Market Series, Inc.           4/27/81, 6/13/86(1)  Corporation      NV/MN          8/31
   AXP Variable Portfolio - Cash Management Fund                                                                             Yes
AXP Variable Portfolio - Partners Series, Inc.                            5/9/01  Corporation         MN          8/31
   AXP Variable Portfolio - Partners Select Value Fund                                                                       Yes
   AXP Variable Portfolio - Partners Small Cap
   Value Fund                                                                                                                 No
AXP Variable Portfolio - Select Series, Inc.                             3/18/04  Corporation         MN         12/31
   AXP Variable Portfolio - Core Equity Fund                                                                                 Yes

(1)  Date merged into a Minnesota corporation.

(2) Effective June 27, 2003, AXP(R) VP - Bond Fund changed its name to AXP(R) VP - Diversified Bond Fund, AXP(R) VP - Extra Income Fund changed its name to AXP(R) VP - High Yield Bond Fund and AXP(R) VP - Federal Income Fund changed its name to AXP(R) VP - Short Duration U.S. Government Fund.

(3) Effective July 9, 2004, AXP VP - Capital Resource Fund changed its name to AXP VP - Large Cap Equity Fund, AXP VP - Emerging Markets Fund changed its name to AXP VP - Threadneedle Emerging Markets Fund and AXP VP - International Fund changed its name to AXP VP - Threadneedle International Fund.

--------------------------------------------------------------------------------
76   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 89 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members

Name, address, age               Position held     Principal occupation during   Other directorships         Committee
                                 with Fund and     past five years                                           memberships
                                 length of
                                 service
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Arne H. Carlson                  Board member      Chair, Board Services                                     Joint Audit,
901 S. Marquette Ave.            since 1999        Corporation (provides                                     Contracts,
Minneapolis, MN 55402                              administrative services to                                Executive,
Age 69                                             boards). Former Governor                                  Investment Review,
                                                   of Minnesota                                              Board Effectiveness
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Philip J. Carroll, Jr.           Board member      Retired Chairman and CEO,     Scottish Power PLC,         Joint Audit,
901 S. Marquette Ave.            since 2002        Fluor Corporation             Vulcan Materials Company,   Executive,
Minneapolis, MN 55402                              (engineering and              Inc. (construction          Investment Review
Age 66                                             construction) since 1998      materials/chemicals)
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Livio D. DeSimone                Board member      Retired Chair of the Board    Cargill, Incorporated       Joint Audit,
30 Seventh Street East           since 2001        and Chief Executive           (commodity merchants and    Contracts, Executive
Suite 3050                                         Officer, Minnesota Mining     processors), General
St. Paul, MN 55101-4901                            and Manufacturing (3M)        Mills, Inc. (consumer
Age 70                                                                           foods), Vulcan Materials
                                                                                 Company (construction
                                                                                 materials/chemicals),
                                                                                 Milliken & Company
                                                                                 (textiles and chemicals),
                                                                                 and Nexia Biotechnologies,
                                                                                 Inc.
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Anne P. Jones                    Board member      Attorney and Consultant                                   Joint Audit,  Board
901 S. Marquette Ave.            since 1985                                                                  Effectiveness,
Minneapolis, MN 55402                                                                                        Executive
Age 69
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Stephen R. Lewis, Jr.*           Board member      Retired President and         Valmont Industries, Inc.    Contracts,
901 S. Marquette Ave.            since 2002        Professor of Economics,       (manufactures irrigation    Investment Review,
Minneapolis, MN 55402                              Carleton College              systems)                    Executive, Board
Age 65                                                                                                       Effectiveness
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Alan K. Simpson                  Board member      Former three-term United                                  Investment Review,
1201 Sunshine Ave.               since 1997        States Senator for Wyoming                                Board Effectiveness
Cody, WY 82414
Age 72
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Alison Taunton-Rigby             Board member      Founder and Chief Executive                               Investment Review,
901 S. Marquette Ave.            since 2002        Officer, RiboNovix, Inc.                                  Contracts
Minneapolis, MN 55402                              since 2004;  President,
Age 60                                             Forester Biotech since
                                                   2000; prior to that,
                                                   President and CEO,  Aquila
                                                   Biopharmaceuticals, Inc.
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
77   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Board Member Affiliated with AEFC**

Name, address, age               Position held     Principal occupation during   Other directorships         Committee
                                 with Fund and     past five years                                           memberships
                                 length of
                                 service
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
William F. Truscott              Board member      Senior Vice President -
53600 AXP Financial Center       since 2001,       Chief Investment Officer of
Minneapolis, MN 55474            Vice President    AEFC since 2001. Former
Age 43                           since 2002        Chief Investment Officer
                                                   and Managing Director,
                                                   Zurich Scudder Investments
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age               Position held     Principal occupation during   Other directorships         Committee
                                 with Fund and     past five years                                           memberships
                                 length of
                                 service
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Jeffrey P. Fox                   Treasurer since   Vice President - Investment
50005 AXP Financial Center       2002              Accounting, AEFC, since
Minneapolis, MN 55474                              2002; Vice President -
Age 49                                             Finance, American Express
                                                   Company, 2000-2002; Vice
                                                   President - Corporate
                                                   Controller, AEFC, 1996-2000
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Paula R. Meyer                   President since   Senior Vice President and
596 AXP Financial Center         2002              General Manager - Mutual
Minneapolis, MN 55474                              Funds, AEFC, since 2002;
Age 50                                             Vice President and Managing
                                                   Director - American Express
                                                   Funds, AEFC, 2000-2002;
                                                   Vice President, AEFC,
                                                   1998-2000
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------
Leslie L. Ogg                    Vice President,   President of Board Services
901 S. Marquette Ave.            General           Corporation
Minneapolis, MN 55402            Counsel, and
Age 65                           Secretary since
                                 1978
-------------------------------- ----------------- ----------------------------- --------------------------- ---------------------

--------------------------------------------------------------------------------
78   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held seven meetings during the last fiscal year.

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                        Dollar range of equity securities in
                            Cash          Diversified       Diversified        Equity            Global
                         Management          Bond          Equity Income       Select             Bond             Growth
                            Range            Range             Range            Range             Range             Range
Arne H. Carlson             none        $10,001-$50,000        none             none              none              none
Philip J. Carroll, Jr.*     none             none              none             none              none              none
Livio D. DeSimone*          none             none              none             none              none              none
Anne P. Jones               none             none              none             none              none              none
Stephen R. Lewis, Jr.*      none             none              none             none              none              none
Alan K. Simpson             none             none              none             none              none              none
Alison Taunton-Rigby        none             none              none             none              none              none
William F. Truscott         none             none              none             none              none              none


--------------------------------------------------------------------------------
79   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Dollar range of equity securities beneficially owned on Dec. 31, 2003 (continued)

Based on net asset values as of Dec. 31, 2003

                                                        Dollar range of equity securities in
                         High Yield        Large Cap                             New         Partners Small        S&P 500
                            Bond            Equity            Managed        Dimensions         Cap Value           Index
                            Range            Range             Range            Range             Range             Range
Arne H. Carlson          $1-$10,000          none         $10,001-$50,000       none              none              none
Philip J. Carroll, Jr.*     none             none              none             none              none              none
Livio D. DeSimone*          none             none              none             none              none              none
Anne P. Jones               none             none              none             none              none              none
Stephen R. Lewis, Jr.*      none             none              none             none              none              none
Alan K. Simpson             none             none              none             none              none              none
Alison Taunton-Rigby        none             none              none             none              none              none
William F. Truscott         none             none              none             none              none              none

                                                                                                                  Aggregate
                                                                                                               dollar range of
                                                                                                          equity securities of all
                                               Dollar range of equity securities in                           American Express
                       Short Duration      Small Cap         Strategy       Threadneedle      Threadneedle     Funds overseen
                       U.S. Government     Advantage        Aggressive    Emerging Markets    International    by Board Member
                            Range            Range             Range            Range             Range             Range
Arne H. Carlson             none             none              none             none              none          over $100,000
Philip J. Carroll, Jr.*     none             none              none             none              none              none
Livio D. DeSimone*          none             none              none             none              none          over $100,000
Anne P. Jones               none             none              none             none              none          over $100,000
Stephen R. Lewis, Jr.*      none             none              none             none              none           $1-$10,000
Alan K. Simpson             none             none              none             none              none        $50,001-$100,000
Alison Taunton-Rigby        none             none              none             none              none              none
William F. Truscott         none             none              none             none              none          over $100,000

* Three independent directors have deferred compensation and invested in share equivalents.

  As of Dec. 31, 2003, each owned:

  Philip J. Carroll, Jr.   AXP Global Technology Fund          $10,001-$50,000

  Livio D. DeSimone        AXP High Yield Bond Fund                 $1-$10,000
                           AXP Partners Small Cap Value Fund        $1-$10,000
                           AXP Small Cap Advantage Fund             $1-$10,000

  Stephen R. Lewis, Jr.    AXP Equity Select Fund                   $1-$10,000
                           AXP Diversified Equity Income Fund       $1-$10,000

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


--------------------------------------------------------------------------------
80   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 30 meetings, received the following compensation:

Compensation Table for AXP VP - Cash Management
                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $1,194**                             $      0
Livio D. DeSimone                                                    1,629***                                   0
Anne P. Jones                                                        1,579                                150,417
Stephen R. Lewis, Jr.                                                1,779****                             96,161
Alan K. Simpson                                                      1,375                                131,667
Alison Taunton-Rigby                                                 1,625                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $1,194 from the Fund.

 *** Includes the deferred compensation in the amount of $1,629 from the Fund.

**** Includes the deferred compensation in the amount of $778 from the Fund.

Compensation Table for AXP VP - Core Bond

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                                $469**                             $      0
Livio D. DeSimone                                                      495***                                   0
Anne P. Jones                                                          495                                150,417
Stephen R. Lewis, Jr.                                                  495****                             96,161
Alan K. Simpson                                                        392                                131,667
Alison Taunton-Rigby                                                   392                                154,317

   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.

  ** Includes the deferred compensation in the amount of $469 from the Fund.

 *** Includes the deferred compensation in the amount of $495 from the Fund.

**** Includes the deferred compensation in the amount of $163 from the Fund.


Compensation Table for AXP VP - Diversified Bond


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $1,644**                             $      0
Livio D. DeSimone                                                    2,229***                                   0
Anne P. Jones                                                        2,179                                150,417
Stephen R. Lewis, Jr.                                                2,379****                             96,161
Alan K. Simpson                                                      1,975                                131,667
Alison Taunton-Rigby                                                 2,225                                154,317


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $1,644 from the Fund.

 *** Includes the deferred compensation in the amount of $2,229 from the Fund.

**** Includes the deferred compensation in the amount of $1,030 from the Fund.


--------------------------------------------------------------------------------
81   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Diversified Equity Income
                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $1,085**                             $      0
Livio D. DeSimone                                                    1,412***                                   0
Anne P. Jones                                                        1,362                                150,417
Stephen R. Lewis, Jr.                                                1,562****                             96,161
Alan K. Simpson                                                      1,158                                131,667
Alison Taunton-Rigby                                                 1,408                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $1,085 from the Fund.

 *** Includes the deferred compensation in the amount of $1,412 from the Fund.

**** Includes the deferred compensation in the amount of $668 from the Fund.


Compensation Table for AXP VP - Equity Select


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $  902**                             $      0
Livio D. DeSimone                                                    1,204***                                   0
Anne P. Jones                                                        1,154                                150,417
Stephen R. Lewis, Jr.                                                1,354****                             96,161
Alan K. Simpson                                                        950                                131,667
Alison Taunton-Rigby                                                 1,200                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $902 from the Fund.

 *** Includes the deferred compensation in the amount of $1,204 from the Fund.

**** Includes the deferred compensation in the amount of $591 from the Fund.


Compensation Table for AXP VP - Global Bond


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $  977**                             $      0
Livio D. DeSimone                                                    1,304***                                   0
Anne P. Jones                                                        1,254                                150,417
Stephen R. Lewis, Jr.                                                1,454****                             96,161
Alan K. Simpson                                                      1,050                                131,667
Alison Taunton-Rigby                                                 1,300                                154,317


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $977 from the Fund.

 *** Includes the deferred compensation in the amount of $1,304 from the Fund.

**** Includes the deferred compensation in the amount of $633 from the Fund.


--------------------------------------------------------------------------------
82   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Growth


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $  944**                             $      0
Livio D. DeSimone                                                    1,245***                                   0
Anne P. Jones                                                        1,195                                150,417
Stephen R. Lewis, Jr.                                                1,395****                             96,161
Alan K. Simpson                                                        992                                131,667
Alison Taunton-Rigby                                                 1,242                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $944 from the Fund.

 *** Includes the deferred compensation in the amount of $1,245 from the Fund.

**** Includes the deferred compensation in the amount of $605 from the Fund.


Compensation Table for AXP VP - High Yield Bond


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $1,310**                             $      0
Livio D. DeSimone                                                    1,712***                                   0
Anne P. Jones                                                        1,662                                150,417
Stephen R. Lewis, Jr.                                                1,862****                             96,161
Alan K. Simpson                                                      1,458                                131,667
Alison Taunton-Rigby                                                 1,708                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $1,310 from the Fund.

 *** Includes the deferred compensation in the amount of $1,712 from the Fund.

**** Includes the deferred compensation in the amount of $794 from the Fund.


Compensation Table for AXP VP - Large Cap Equity


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $1,802**                             $      0
Livio D. DeSimone                                                    2,404***                                   0
Anne P. Jones                                                        2,354                                150,417
Stephen R. Lewis, Jr.                                                2,554****                             96,161
Alan K. Simpson                                                      2,150                                131,667
Alison Taunton-Rigby                                                 2,400                                154,317


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $1,802 from the Fund.

 *** Includes the deferred compensation in the amount of $2,404 from the Fund.

**** Includes the deferred compensation in the amount of $1,095 from the Fund.


--------------------------------------------------------------------------------
83   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Managed


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $2,027**                             $      0
Livio D. DeSimone                                                    2,704***                                   0
Anne P. Jones                                                        2,654                                150,417
Stephen R. Lewis, Jr.                                                2,854****                             96,161
Alan K. Simpson                                                      2,450                                131,667
Alison Taunton-Rigby                                                 2,700                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $2,027 from the Fund.

 *** Includes the deferred compensation in the amount of $2,704 from the Fund.

**** Includes the deferred compensation in the amount of $1,221 from the Fund.


Compensation Table for AXP VP - New Dimensions


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $2,394**                             $      0
Livio D. DeSimone                                                    3,162***                                   0
Anne P. Jones                                                        3,112                                150,417
Stephen R. Lewis, Jr.                                                3,312****                             96,161
Alan K. Simpson                                                      2,908                                131,667
Alison Taunton-Rigby                                                 3,158                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $2,394 from the Fund.

 *** Includes the deferred compensation in the amount of $3,162 from the Fund.

**** Includes the deferred compensation in the amount of $1,406 from the Fund.


Compensation Table for AXP VP - Partners Small Cap Value


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $  902**                             $      0
Livio D. DeSimone                                                    1,204***                                   0
Anne P. Jones                                                        1,154                                150,417
Stephen R. Lewis, Jr.                                                1,354****                             96,161
Alan K. Simpson                                                        950                                131,667
Alison Taunton-Rigby                                                 1,200                                154,317


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $902 from the Fund.

 *** Includes the deferred compensation in the amount of $1,204 from the Fund.

**** Includes the deferred compensation in the amount of $591 from the Fund.


--------------------------------------------------------------------------------
84   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - S&P 500 Index


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $  902**                             $      0
Livio D. DeSimone                                                    1,204***                                   0
Anne P. Jones                                                        1,154                                150,417
Stephen R. Lewis, Jr.                                                1,354****                             96,161
Alan K. Simpson                                                        950                                131,667
Alison Taunton-Rigby                                                 1,200                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $902 from the Fund.

 *** Includes the deferred compensation in the amount of $1,204 from the Fund.

**** Includes the deferred compensation in the amount of $591 from the Fund.


Compensation Table for AXP VP - Short Duration U.S. Government


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $1,052**                             $      0
Livio D. DeSimone                                                    1,404***                                   0
Anne P. Jones                                                        1,354                                150,417
Stephen R. Lewis, Jr.                                                1,554****                             96,161
Alan K. Simpson                                                      1,150                                131,667
Alison Taunton-Rigby                                                 1,400                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $1,052 from the Fund.

 *** Includes the deferred compensation in the amount of $1,404 from the Fund.

**** Includes the deferred compensation in the amount of $675 from the Fund.


Compensation Table for AXP VP - Small Cap Advantage


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $  902**                             $      0
Livio D. DeSimone                                                    1,204***                                   0
Anne P. Jones                                                        1,154                                150,417
Stephen R. Lewis, Jr.                                                1,354****                             96,161
Alan K. Simpson                                                        950                                131,667
Alison Taunton-Rigby                                                 1,200                                154,317


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $902 from the Fund.

 *** Includes the deferred compensation in the amount of $1,204 from the Fund.

**** Includes the deferred compensation in the amount of $591 from the Fund.


--------------------------------------------------------------------------------
85   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Strategy Aggressive


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $1,277**                             $      0
Livio D. DeSimone                                                    1,704***                                   0
Anne P. Jones                                                        1,654                                150,417
Stephen R. Lewis, Jr.                                                1,854****                             96,161
Alan K. Simpson                                                      1,450                                131,667
Alison Taunton-Rigby                                                 1,700                                154,317


   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.


  ** Includes the deferred compensation in the amount of $1,277 from the Fund.

 *** Includes the deferred compensation in the amount of $1,704 from the Fund.

**** Includes the deferred compensation in the amount of $801 from the Fund.

Compensation Table for AXP VP - Threadneedle Emerging Markets

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                                $469**                             $      0
Livio D. DeSimone                                                      495***                                   0
Anne P. Jones                                                          495                                150,417
Stephen R. Lewis, Jr.                                                  495****                             96,161
Alan K. Simpson                                                        392                                131,667
Alison Taunton-Rigby                                                   392                                154,317

   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.

  ** Includes the deferred compensation in the amount of $469 from the Fund.

 *** Includes the deferred compensation in the amount of $495 from the Fund.

**** Includes the deferred compensation in the amount of $163 from the Fund.


Compensation Table for AXP VP - Threadneedle International


                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group
Philip J. Carroll, Jr.                                              $1,202**                             $      0
Livio D. DeSimone                                                    1,604***                                   0
Anne P. Jones                                                        1,554                                150,417
Stephen R. Lewis, Jr.                                                1,754****                             96,161
Alan K. Simpson                                                      1,350                                131,667
Alison Taunton-Rigby                                                 1,600                                154,317


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $1,202 from the Fund.

 *** Includes the deferred compensation in the amount of $1,604 from the Fund.

**** Includes the deferred compensation in the amount of $759 from the Fund.

AXP VP - Income Opportunities, AXP VP - Large Cap Value and AXP VP - Partners Select Value pay no fees or expenses to board members until the assets of the Fund reach $20 million.


--------------------------------------------------------------------------------
86   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Control Persons and Principal Holders of Securities

IDS Life and its subsidiaries are the record holders of all outstanding shares of the Fund. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of the Fund.


Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
87   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Appendix A

DESCRIPTION OF MONEY MARKET SECURITIES


The types of instruments that form the major part of the AXP Variable Portfolio Cash Management Fund's investments are described below.


Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

--------------------------------------------------------------------------------
88   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Commercial Paper Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes Ratings

Short-term municipal bonds and notes are ratings that reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
89   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
90   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Appendix B

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

--------------------------------------------------------------------------------
91   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

--------------------------------------------------------------------------------
92   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
93   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
94   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

Appendix C

ADDITIONAL INFORMATION ABOUT THE INDEX

AXP Variable Portfolio - S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of AXP Variable Portfolio - S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in AXP Variable Portfolio - S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to AXP Variable Portfolio - S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to AXP Variable Portfolio - S&P 500 Index Fund. S&P has no obligation to take the needs of AXP Variable Portfolio - S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of AXP Variable Portfolio - S&P 500 Index Fund or the timing of the issuance or sale of AXP Variable Portfolio - S&P 500 Index Fund or in the determination or calculation of the equation by which AXP Variable Portfolio - S&P 500 Index Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of AXP Variable Portfolio - S&P 500 Index Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
95   --   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS

                                                             S-6466-20 X (10/04)

Report of Independent Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP(R) VARIABLE PORTFOLIO - INCOME SERIES, INC.

AXP(R) VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.

AXP(R) VARIABLE PORTFOLIO - MANAGED SERIES, INC.

AXP(R) VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.

AXP(R) VARIABLE PORTFOLIO - PARTNERS SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP VP - Core Bond Fund, AXP VP - Diversified Bond Fund, AXP VP - Global Bond Fund, AXP VP - High Yield Bond Fund, AXP VP - Income Opportunities Fund and AXP VP - Short Duration U.S. Government Fund (funds within AXP Variable Portfolio - Income Series, Inc.), AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - Large Cap Equity Fund (formerly AXP VP - Capital Resource Fund), AXP VP - Large Cap Value Fund, AXP VP
- New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Strategy Aggressive Fund, AXP VP - Threadneedle Emerging Markets Fund (formerly AXP VP - Emerging Markets Fund) and AXP VP - Threadneedle International Fund (formerly AXP VP - International Fund) (funds within AXP Variable Portfolio - Investment Series, Inc.), AXP VP - Diversified Equity Income Fund and AXP VP - Managed Fund (funds within AXP Variable Portfolio - Managed Series, Inc.), AXP VP - Cash Management Fund (fund within AXP Variable Portfolio - Money Market Series, Inc.), and AXP VP - Partners Select Value Fund and AXP VP - Partners Small Cap Value Fund (funds within AXP Variable Portfolio
- Partners Series, Inc.) as of August 31, 2004, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP VP
- Core Bond Fund, AXP VP - Diversified Bond Fund, AXP VP - Global Bond Fund, AXP VP - High Yield Bond Fund, AXP VP - Income Opportunities Fund, AXP VP - Short Duration U.S. Government Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - Large Cap Equity Fund, AXP VP - Large Cap Value Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Strategy Aggressive Fund, AXP VP - Threadneedle Emerging Markets Fund, AXP VP - Threadneedle International Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Managed Fund, AXP VP - Cash Management Fund, AXP VP - Partners Select Value Fund and AXP VP - Partners Small Cap Value Fund as of August 31, 2004, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

October 20, 2004

--------------------------------------------------------------------------------
72   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
American Express Variable Portfolio Funds
                                                                                    AXP VP -       AXP VP -         AXP VP -
                                                                                      Cash           Core          Diversified
                                                                                   Management        Bond             Bond
Aug. 31, 2004                                                                         Fund           Fund             Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $773,336,235, $38,552,979 and $1,791,679,271)                 $773,336,235    $38,864,063     $1,809,789,506
Cash in bank on demand deposit                                                          71,590      1,034,687            182,269
Receivable for investment securities sold                                                   --      1,792,351         83,582,438
Dividends and accrued interest receivable                                              807,789        181,029         10,897,668
                                                                                  ------------    -----------     --------------
Total assets                                                                       774,215,614     41,872,130      1,904,451,881
                                                                                  ------------    -----------     --------------
Liabilities
Dividends payable to shareholders (Note 1)                                             493,233         79,017          5,456,092
Payable for investment securities purchased                                                 --      2,461,034         64,127,019
Payable for securities puchased on a forward-commitment basis (Note 1)                      --      3,397,371         48,028,315
Accrued investment management services fee                                             343,120         18,966            891,198
Accrued distribution fee                                                                84,098          3,763            184,471
Accrued administrative services fee                                                     20,184          1,505             70,781
Payable upon return of securities loaned (Note 6)                                           --             --         38,500,620
Other accrued expenses                                                                  93,603         19,669            278,273
Forward sale commitments, at value (proceeds receivable $345,324 for
   AXP VP - Core Bond Fund and $50,398,195 for AXP VP - Diversified Bond
   Fund) (Note 1)                                                                           --        347,156         50,683,165
                                                                                  ------------    -----------     --------------
Total liabilities                                                                    1,034,238      6,328,481        208,219,934
                                                                                  ------------    -----------     --------------
Net assets applicable to outstanding capital stock                                $773,181,376    $35,543,649     $1,696,231,947
                                                                                  ============    ===========     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                          $  7,734,585    $    35,515     $    1,597,245
Additional paid-in capital                                                         765,449,463     35,387,428      1,833,401,959
Undistributed (excess of distributions over) net
   investment income                                                                       400           (312)           230,380
Accumulated net realized gain (loss) (Note 9)                                           (3,072)      (185,178)      (154,145,906)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 7)                  --        306,196         15,148,269
                                                                                  ------------    -----------     --------------
Total -- representing net assets applicable to outstanding capital stock          $773,181,376    $35,543,649     $1,696,231,947
                                                                                  ============    ===========     ==============
Shares outstanding                                                                 773,458,514      3,551,451        159,724,468
                                                                                  ------------    -----------     --------------
Net asset value per share of outstanding capital stock                            $       1.00    $     10.01     $        10.62
                                                                                  ------------    -----------     --------------
* Including securities on loan, at value (Note 6)                                 $         --    $        --     $   37,792,453
                                                                                  ------------    -----------     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
73   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                                    AXP VP -          AXP VP -        AXP VP -
                                                                                   Diversified         Equity          Global
                                                                                  Equity Income        Select           Bond
Aug. 31, 2004                                                                         Fund              Fund            Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $791,818,331, $206,247,711 and $393,113,597)                  $864,478,825      $226,199,241    $409,864,095
Cash in bank on demand deposit                                                              --           468,244              --
Receivable for investment securities sold                                                   --           273,493         391,603
Dividends and accrued interest receivable                                            2,528,158           110,470       5,157,932
Unrealized appreciation on foreign currency contracts held, at value (Note 5)            4,675                --         204,703
                                                                                  ------------      ------------    ------------
Total assets                                                                       867,011,658       227,051,448     415,618,333
                                                                                  ------------      ------------    ------------
Liabilities
Disbursements in excess of cash on demand deposit                                        3,077                --          76,247
Dividends payable to shareholders (Note 1)                                           4,288,153                --       1,803,518
Payable for investment securities purchased                                          3,750,533         1,905,467          60,823
Accrued investment management services fee                                             396,198           125,585         296,035
Accrued distribution fee                                                                89,367            24,151          44,357
Accrued administrative services fee                                                     27,209            11,593          20,610
Payable upon return of securities loaned (Note 6)                                   15,309,000                --       4,290,000
Other accrued expenses                                                                 179,074            98,861          80,403
                                                                                  ------------      ------------    ------------
Total liabilities                                                                   24,042,611         2,165,657       6,671,993
                                                                                  ------------      ------------    ------------
Net assets applicable to outstanding capital stock                                $842,969,047      $224,885,791    $408,946,340
                                                                                  ============      ============    ============
Represented by
Capital stock -- $.01 par value (Note 1)                                          $    754,547      $    222,543    $    377,957
Additional paid-in capital                                                         777,061,817       211,698,956     394,207,396
Undistributed (excess of distributions over) net
   investment income                                                                   694,393                --        (632,421)
Accumulated net realized gain (loss) (Note 9)                                       (8,199,863)       (6,987,238)     (1,848,543)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
   (Notes 5 and 7)                                                                  72,658,153        19,951,530      16,841,951
                                                                                  ------------      ------------    ------------
Total -- representing net assets applicable to outstanding capital stock          $842,969,047      $224,885,791    $408,946,340
                                                                                  ============      ============    ============
Shares outstanding                                                                  75,454,670        22,254,321      37,795,671
                                                                                  ------------      ------------    ------------
Net asset value per share of outstanding capital stock                            $      11.17      $      10.11    $      10.82
                                                                                  ------------      ------------    ------------
* Including securities on loan, at value (Note 6)                                 $ 14,351,930      $         --    $  4,197,960
                                                                                  ------------      ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
74   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                                    AXP VP -          AXP VP -        AXP VP -
                                                                                     Growth          High Yield        Income
                                                                                      Fund              Bond        Opportunities
Aug. 31, 2004                                                                                           Fund            Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $257,074,762, $1,077,639,328 and $14,126,790)                $ 261,236,920     $1,091,529,776    $14,511,940
Cash in bank on demand deposit                                                         875,920             92,265        565,872
Foreign currency holdings (identified cost $3,932 for AXP VP - Growth
   Fund) (Note 1)                                                                        3,945                 --             --
Receivable for investment securities sold                                            2,734,339         32,006,635        394,478
Dividends and accrued interest receivable                                              330,414         19,031,338        267,637
Other receivable                                                                            --            629,139             --
                                                                                 -------------     --------------    -----------
Total assets                                                                       265,181,538      1,143,289,153     15,739,927
                                                                                 -------------     --------------    -----------
Liabilities
Dividends payable to shareholders (Note 1)                                             204,871          6,616,334         77,448
Payable for investment securities purchased                                          1,856,632          6,757,827         50,605
Accrued investment management services fee                                             142,454            603,816          8,649
Accrued distribution fee                                                                28,265            122,046          1,689
Accrued administrative services fee                                                     11,306             48,308            676
Payable upon return of securities loaned (Note 6)                                    1,840,000                 --             --
Other accrued expenses                                                                 144,422            123,936          6,842
                                                                                 -------------     --------------    -----------
Total liabilities                                                                    4,227,950         14,272,267        145,909
                                                                                 -------------     --------------    -----------
Net assets applicable to outstanding capital stock                               $ 260,953,588     $1,129,016,886    $15,594,018
                                                                                 =============     ==============    ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                         $     458,943     $    1,710,388    $    15,162
Additional paid-in capital                                                         402,521,716      1,364,062,158     15,143,207
Undistributed (excess of distributions over) net
   investment income                                                                  (137,458)         4,150,460          3,998
Accumulated net realized gain (loss) (Note 9)                                     (146,051,784)      (255,425,707)        46,501
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                    4,162,171         14,519,587        385,150
                                                                                 -------------     --------------    -----------
Total -- representing net assets applicable to outstanding capital stock         $ 260,953,588     $1,129,016,886    $15,594,018
                                                                                 =============     ==============    ===========
Shares outstanding                                                                  45,894,270        171,038,770      1,516,183
                                                                                 -------------     --------------    -----------
Net asset value per share of outstanding capital stock                           $        5.69     $         6.60    $     10.29
                                                                                 -------------     --------------    -----------
* Including securities on loan, at value (Note 6)                                $   1,810,400     $           --    $        --
                                                                                 -------------     --------------    -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
75   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                                   AXP VP -         AXP VP -        AXP VP -
                                                                                   Large Cap        Large Cap        Managed
                                                                                    Equity            Value           Fund
Aug. 31, 2004                                                                        Fund             Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,473,656,814, $6,875,768 and $2,523,005,130)              $2,565,658,898     $6,897,827     $2,722,844,613
Cash in bank on demand deposit                                                          84,979        489,386            261,086
Receivable for investment securities sold                                           27,436,282         11,541         41,037,685
Dividends and accrued interest receivable                                            3,831,322         12,277          9,484,639
                                                                                --------------     ----------     --------------
Total assets                                                                     2,597,011,481      7,411,031      2,773,628,023
                                                                                --------------     ----------     --------------
Liabilities
Dividends payable to shareholders (Note 1)                                           4,850,205         17,183         14,619,377
Payable for investment securities purchased                                         21,635,019         95,423         25,704,042
Payable for securities purchased on a forward-commitment basis (Note 1)                     --             --         27,231,703
Accrued investment management services fee                                           1,360,217          3,740          1,402,179
Accrued distribution fee                                                               275,182            742            289,803
Accrued administrative services fee                                                    101,173            297             73,261
Payable upon return of securities loaned (Note 6)                                   33,776,000             --         13,216,900
Other accrued expenses                                                                 300,657         11,455            348,079
Forward sale commitments, at value (proceeds receivable
   $26,981,023 for AXP VP - Managed Fund) (Note 1)                                          --             --         27,132,068
                                                                                --------------     ----------     --------------
Total liabilities                                                                   62,298,453        128,840        110,017,412
                                                                                --------------     ----------     --------------
Net assets applicable to outstanding capital stock                              $2,534,713,028     $7,282,191     $2,663,610,611
                                                                                ==============     ==========     ==============
Represented by
Capital stock -- $.01 par value ($.001 for AXP VP - Managed Fund) (Note 1)      $    1,311,787     $    7,280     $      187,944
Additional paid-in capital                                                       3,082,675,587      7,258,468      2,642,761,373
Excess of distributions over net investment income                                         (49)          (550)          (634,659)
Accumulated net realized gain (loss) (Note 9)                                     (641,276,381)        (5,066)      (177,302,458)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 7)          92,002,084         22,059        198,598,411
                                                                                --------------     ----------     --------------
Total -- representing net assets applicable to outstanding capital stock        $2,534,713,028     $7,282,191     $2,663,610,611
                                                                                ==============     ==========     ==============
Shares outstanding                                                                 131,178,723        728,041        187,944,081
                                                                                --------------     ----------     --------------
Net asset value per share of outstanding capital stock                          $        19.32     $    10.00     $        14.17
                                                                                --------------     ----------     --------------
* Including securities on loan, at value (Note 6)                               $   32,704,600     $       --     $   12,919,146
                                                                                --------------     ----------     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
76   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                                   AXP VP -         AXP VP -        AXP VP -
                                                                                      New           Partners        Partners
                                                                                  Dimensions      Select Value      Small Cap
                                                                                     Fund             Fund            Value
Aug. 31, 2004                                                                                                         Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,802,004,921, $7,754,259 and $212,687,593)                $2,933,798,734     $7,662,612       $226,824,709
Cash in bank on demand deposit                                                          90,337        952,326          2,575,041
Foreign currency holdings for AXP VP - New Dimensions Fund
   (identified cost $1,579) (Note 1)                                                     1,601             --                 --
Receivable for investment securities sold                                            2,134,781             --            234,706
Dividends and accrued interest receivable                                            5,097,023         18,891            124,963
                                                                                --------------     ----------       ------------
Total assets                                                                     2,941,122,476      8,633,829        229,759,419
                                                                                --------------     ----------       ------------
Liabilities
Dividends payable to shareholders (Note 1)                                           5,805,953         12,368                 --
Payable for investment securities purchased                                             47,348             --            535,142
Accrued investment management services fee                                           1,570,025          5,667            197,794
Accrued distribution fee                                                               318,892            875             24,239
Accrued administrative services fee                                                    115,160            420             15,513
Payable upon return of securities loaned (Note 6)                                      800,800             --                 --
Other accrued expenses                                                                 319,991         10,679            118,160
                                                                                --------------     ----------       ------------
Total liabilities                                                                    8,978,169         30,009            890,848
                                                                                --------------     ----------       ------------
Net assets applicable to outstanding capital stock                              $2,932,144,307     $8,603,820       $228,868,571
                                                                                ==============     ==========       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                        $    2,019,075     $    8,649       $    174,718
Additional paid-in capital                                                       3,201,596,247      8,669,601        192,561,712
Undistributed (excess of distributions over) net
   investment income                                                                     1,305             --            (13,343)
Accumulated net realized gain (loss) (Note 9)                                     (402,604,126)        17,217         22,008,356
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 7)         131,131,806        (91,647)        14,137,128
                                                                                --------------     ----------       ------------
Total -- representing net assets applicable to outstanding capital stock        $2,932,144,307     $8,603,820       $228,868,571
                                                                                ==============     ==========       ============
Shares outstanding                                                                 201,907,543        864,866         17,471,789
                                                                                --------------     ----------       ------------
Net asset value per share of outstanding capital stock                          $        14.52     $     9.95       $      13.10
                                                                                --------------     ----------       ------------
* Including securities on loan, at value (Note 6)                               $      788,920     $       --       $         --
                                                                                --------------     ----------       ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
77   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                                   AXP VP -         AXP VP -        AXP VP -
                                                                                    S&P 500      Short Duration     Small Cap
                                                                                     Index       U.S. Government    Advantage
Aug. 31, 2004                                                                        Fund             Fund            Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $279,393,883, $514,294,107 and $173,358,202)                  $283,255,356      $515,173,864    $184,483,431
Cash in bank on demand deposit                                                         311,959            95,208          47,659
Receivable for investment securities sold                                              299,074         5,400,077       2,427,111
Dividends and accrued interest receivable                                              487,832         2,754,784          57,261
                                                                                  ------------      ------------    ------------
Total assets                                                                       284,354,221       523,423,933     187,015,462
                                                                                  ------------      ------------    ------------
Liabilities
Dividends payable to shareholders (Note 1)                                             873,241         1,078,449              --
Payable for investment securities purchased                                            212,772         1,876,604         785,451
Payable for securities purchased on a forward-commitment basis (Note 1)                     --         8,780,696              --
Accrued investment management services fee                                              70,130           268,484         123,987
Accrued distribution fee                                                                30,228            55,017          19,618
Accrued administrative services fee                                                     19,346            22,007           9,417
Payable upon return of securities loaned (Note 6)                                           --                --       1,985,000
Other accrued expenses                                                                  51,597            80,842          52,672
Options contracts written at value (premiums received,
   $41,887 for AXP VP - Short Duration U.S. Government Fund) (Note 8)                       --            10,547              --
Forward sale commitments at value (proceeds receivable
   $5,226,562 for AXP VP - Short Duration U.S. Government Fund) (Note 1)                    --         5,248,440              --
                                                                                  ------------      ------------    ------------
Total liabilities                                                                    1,257,314        17,421,086       2,976,145
                                                                                  ------------      ------------    ------------
Net assets applicable to outstanding capital stock                                $283,096,907      $506,002,847    $184,039,317
                                                                                  ============      ============    ============
Represented by
Capital stock -- $.01 par value (Note 1)                                          $    375,683      $    489,408    $    145,605
Additional paid-in capital                                                         281,373,587       509,190,683     163,780,689
Undistributed (excess of distributions over) net
   investment income                                                                   (18,476)          (22,848)         51,407
Accumulated net realized gain (loss) (Note 9)                                       (2,581,163)       (4,345,019)      8,937,874
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 7)           3,947,276           690,623      11,123,742
                                                                                  ------------      ------------    ------------
Total -- representing net assets applicable to outstanding capital stock          $283,096,907      $506,002,847    $184,039,317
                                                                                  ============      ============    ============
Shares outstanding                                                                  37,568,273        48,940,798      14,560,490
                                                                                  ------------      ------------    ------------
Net asset value per share of outstanding capital stock                            $       7.54      $      10.34    $      12.64
                                                                                  ------------      ------------    ------------
* Including securities on loan, at value (Note 6)                                 $         --      $         --    $  1,858,900
                                                                                  ------------      ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
78   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                                    AXP VP -        AXP VP -          AXP VP -
                                                                                    Strategy      Threadneedle      Threadneedle
                                                                                   Aggressive   Emerging Markets    International
Aug. 31, 2004                                                                         Fund            Fund              Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $704,619,775, $43,156,901 and $890,874,029)                $   796,380,395     $44,719,181    $  975,115,669
Cash in bank on demand deposit                                                         700,009         276,356           594,383
Foreign currency holdings for AXP VP - Threadneedle Emerging Markets Fund and AXP VP - Threadneedle International Fund (identified cost $978,000
   and $6,673,058, respectively) (Note 1)                                                   --         977,281         6,672,380
Receivable for investment securities sold                                                   --         317,904         5,607,569
Dividends and accrued interest receivable                                              202,456          50,156         2,489,453
Unrealized appreciation on foreign currency contracts held, at value
   Note 5)                                                                                  --           1,881                --
                                                                               ---------------     -----------    --------------
Total assets                                                                       797,282,860      46,342,759       990,479,454
                                                                               ---------------     -----------    --------------
Liabilities
Dividends payable to shareholders (Note 1)                                                  --          90,397         2,946,932
Payable for investment securities purchased                                                 --         242,927         5,149,038
Accrued investment management services fee                                             433,492          44,189           717,282
Accrued distribution fee                                                                85,500           4,721           105,698
Accrued administrative services fee                                                     37,337           3,777            44,609
Payable upon return of securities loaned (Note 6)                                   13,270,000              --         7,521,000
Other accrued expenses                                                                 103,434          32,345           162,368
                                                                               ---------------     -----------    --------------
Total liabilities                                                                   13,929,763         418,356        16,646,927
                                                                               ---------------     -----------    --------------
Net assets applicable to outstanding capital stock                             $   783,353,097     $45,924,403    $  973,832,527
                                                                               ===============     ===========    ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                       $     1,151,502     $    46,884    $    1,182,726
Additional paid-in capital                                                       2,093,159,991      43,273,006     1,685,202,204
Undistributed (excess of distributions over) net
   investment income                                                                (2,109,501)         56,017           658,503
Accumulated net realized gain (loss) (Note 9)                                   (1,400,609,515)        985,970      (797,495,072)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 5)          91,760,620       1,562,526        84,284,166
                                                                               ---------------     -----------    --------------
Total -- representing net assets applicable to outstanding capital stock       $   783,353,097     $45,924,403    $  973,832,527
                                                                               ===============     ===========    ==============
Shares outstanding                                                                 115,150,233       4,688,447       118,272,608
                                                                               ---------------     -----------    --------------
Net asset value per share of outstanding capital stock                         $          6.80     $      9.80    $         8.23
                                                                               ---------------     -----------    --------------
* Including securities on loan, at value (Note 6)                              $    12,237,000     $        --    $    7,257,289
                                                                               ---------------     -----------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
79   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of operations
American Express Variable Portfolio Funds
                                                                                    AXP VP -        AXP VP -          AXP VP -
                                                                                      Cash            Core           Diversified
                                                                                   Management         Bond              Bond
Year ended Aug. 31, 2004                                                              Fund           Fund(a)            Fund
Investment income
Income:
Dividends                                                                           $       --      $       --      $      5,948
Interest                                                                             8,961,590         567,019        74,809,844
Fee income from securities lending (Note 6)                                                 --              --           245,287
                                                                                    ----------      ----------      ------------
Total income                                                                         8,961,590         567,019        75,061,079
                                                                                    ----------      ----------      ------------
Expenses (Note 2):
Investment management services fee                                                   3,943,361         108,039        10,267,470
Distribution fee                                                                       966,510          21,436         2,125,318
Administrative services fees and expenses                                              247,439           8,608           850,274
Custodian fees                                                                          46,740          29,300           193,988
Compensation of board members                                                           11,724           3,307            16,124
Printing and postage                                                                    73,160           2,802           231,791
Audit fees                                                                              19,250          18,000            25,500
Other                                                                                    3,249           3,898            20,629
                                                                                    ----------      ----------      ------------
Total expenses                                                                       5,311,433         195,390        13,731,094
   Less expenses reimbursed by AEFC (Note 2)                                                --         (29,899)               --
                                                                                    ----------      ----------      ------------
                                                                                     5,311,433         165,491        13,731,094
   Earnings credits on cash balances (Note 2)                                             (193)           (199)           (1,148)
                                                                                    ----------      ----------      ------------
Total net expenses                                                                   5,311,240         165,292        13,729,946
                                                                                    ----------      ----------      ------------
Investment income (loss) -- net                                                      3,650,350         401,727        61,331,133
                                                                                    ----------      ----------      ------------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                           19        (189,399)       (4,033,018)
   Foreign currency transactions                                                            --          (1,024)          (75,031)
   Futures contracts                                                                        --           1,128        (8,741,654)
   Options contracts written (Note 8)                                                       --              --           558,645
                                                                                    ----------      ----------      ------------
Net realized gain (loss) on investments                                                     19        (189,295)      (12,291,058)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                           --         374,009        47,889,837
                                                                                    ----------      ----------      ------------
Net gain (loss) on investments and foreign currencies                                       19         184,714        35,598,779
                                                                                    ----------      ----------      ------------
Net increase (decrease) in net assets resulting
   from operations                                                                  $3,650,369      $  586,441      $ 96,929,912
                                                                                    ==========      ==========      ============

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
80   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                                    AXP VP -        AXP VP -          AXP VP -
                                                                                   Diversified       Equity            Global
                                                                                  Equity Income      Select             Bond
Year ended Aug. 31, 2004                                                              Fund            Fund              Fund
Investment income
Income:
Dividends                                                                          $16,150,649     $   728,513       $       360
Interest                                                                               229,885          40,856        14,172,079
Fee income from securities lending (Note 6)                                             71,676              --            35,540
   Less foreign taxes withheld                                                        (160,343)             --            (8,139)
                                                                                   -----------     -----------       -----------
Total income                                                                        16,291,867         769,369        14,199,840
                                                                                   -----------     -----------       -----------
Expenses (Note 2):
Investment management services fee                                                   3,909,591       1,207,565         3,087,011
Distribution fee                                                                       770,892         267,180           462,011
Administrative services fees and expenses                                              249,601         131,373           222,142
Custodian fees                                                                         283,095         155,875           123,725
Compensation of board members                                                           10,115           8,598             9,332
Printing and postage                                                                    74,523          29,205            56,875
Audit fees                                                                              19,000          18,000            21,250
Other                                                                                    8,162           2,800             6,319
                                                                                   -----------     -----------       -----------
Total expenses                                                                       5,324,979       1,820,596         3,988,665
   Earnings credits on cash balances (Note 2)                                             (519)         (1,540)             (455)
                                                                                   -----------     -----------       -----------
Total net expenses                                                                   5,324,460       1,819,056         3,988,210
                                                                                   -----------     -----------       -----------
Investment income (loss) -- net                                                     10,967,407      (1,049,687)       10,211,630
                                                                                   -----------     -----------       -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                   18,957,163      (5,223,928)       14,922,944
   Foreign currency transactions                                                         5,485              --           (96,438)
   Futures contracts                                                                                                    (295,605)
   Options contracts written (Note 8)                                                       --              --            93,580
                                                                                   -----------     -----------       -----------
Net realized gain (loss) on investments                                             18,962,648      (5,223,928)       14,624,481
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                   45,647,551       3,899,551         9,351,111
                                                                                   -----------     -----------       -----------
Net gain (loss) on investments and foreign currencies                               64,610,199      (1,324,377)       23,975,592
                                                                                   -----------     -----------       -----------
Net increase (decrease) in net assets resulting
   from operations                                                                 $75,577,606     $(2,374,064)      $34,187,222
                                                                                   ===========     ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
81   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                                    AXP VP -           AXP VP -       AXP VP -
                                                                                     Growth           High Yield       Income
                                                                                      Fund               Bond       Opportunities
Year ended Aug. 31, 2004                                                                                 Fund          Fund(a)
Investment income
Income:

Dividends                                                                         $  2,747,480      $    571,649     $        --
Interest                                                                               188,617        83,012,561         266,650
Fee income from securities lending (Note 6)                                             10,794                --              --
   Less foreign taxes withheld                                                         (21,860)               --              --
                                                                                  ------------      ------------     -----------
Total income                                                                         2,925,031        83,584,210         266,650
                                                                                  ------------      ------------     -----------
Expenses (Note 2):
Investment management services fee                                                   1,444,157         6,361,088          24,242
Distribution fee                                                                       326,647         1,283,941           4,735
Administrative services fees and expenses                                              134,793           530,418           1,894
Custodian fees                                                                         244,653           108,036           4,900
Compensation of board members                                                            8,890            12,315              --
Printing and postage                                                                    30,745           115,663             955
Audit fees                                                                              19,000            25,250          18,000
Other                                                                                    4,499             6,185           4,040
                                                                                  ------------      ------------     -----------
Total expenses                                                                       2,213,384         8,442,896          58,766
   Expenses waived/reimbursed by AEFC (Note 2)                                              --                --         (21,060)
                                                                                  ------------      ------------     -----------
                                                                                     2,213,384         8,442,896          37,706
   Earnings credits on cash balances (Note 2)                                             (458)             (541)            (23)
                                                                                  ------------      ------------     -----------
Total net expenses                                                                   2,212,926         8,442,355          37,683
                                                                                  ------------      ------------     -----------
Investment income (loss) -- net                                                        712,105        75,141,855         228,967
                                                                                  ------------      ------------     -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                   22,572,956        46,539,857          47,176
   Foreign currency transactions                                                       (22,499)               --              --
                                                                                  ------------      ------------     -----------
Net realized gain (loss) on investments                                             22,550,457        46,539,857          47,176
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                  (12,844,248)        6,392,162         493,990
                                                                                  ------------      ------------     -----------
Net gain (loss) on investments and foreign currencies                                9,706,209        52,932,019         541,166
                                                                                  ------------      ------------     -----------
Net increase (decrease) in net assets resulting
   from operations                                                                $ 10,418,314      $128,073,874     $   770,133
                                                                                  ============      ============     ===========

(a) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
82   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                                    AXP VP -          AXP VP -        AXP VP -
                                                                                    Large Cap         Large Cap        Managed
                                                                                     Equity             Value           Fund
Year ended Aug. 31, 2004                                                              Fund             Fund(a)
Investment income
Income:
Dividends                                                                         $ 33,242,941     $    58,698      $ 34,731,079
Interest                                                                               425,164              --        38,774,723
Fee income from securities lending (Note 6)                                             37,722              --            84,622
   Less foreign taxes withheld                                                        (264,346)           (344)         (198,550)
                                                                                  ------------     -----------      ------------
Total income                                                                        33,441,481          58,354        73,391,874
                                                                                  ------------     -----------      ------------
Expenses (Note 2):
Investment management services fee                                                  13,899,157          17,499        14,949,024
Distribution fee                                                                     2,658,134           3,472         3,113,248
Administrative services fees and expenses                                            1,042,910           1,389           848,543
Custodian fees                                                                         128,898          32,220           231,240
Compensation of board members                                                           17,398              --            19,598
Printing and postage                                                                   283,526           1,990           317,500
Audit fees                                                                              24,500          18,000            25,000
Other                                                                                   17,967           5,181            28,758
                                                                                  ------------     -----------      ------------
Total expenses                                                                      18,072,490          79,751        19,532,911
   Expenses reimbursed by AEFC (Note 2)                                                     --         (50,058)               --
                                                                                  ------------     -----------      ------------
                                                                                    18,072,490          29,693        19,532,911
   Earnings credits on cash balances (Note 2)                                             (725)           (244)             (669)
                                                                                  ------------     -----------      ------------
Total net expenses                                                                  18,071,765          29,449        19,532,242
                                                                                  ------------     -----------      ------------
Investment income (loss) -- net                                                     15,369,716          28,905        53,859,632
                                                                                  ------------     -----------      ------------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  162,346,824         (11,792)       93,878,887
   Foreign currency transactions                                                            --              --           (39,088)
   Futures contracts                                                                        --              --        (1,087,501)
   Options contracts written (Note 8)                                                       --              --           252,383
                                                                                  ------------     -----------      ------------
Net realized gain (loss) on investments                                            162,346,824         (11,792)       93,004,681
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                  (33,295,604)         33,353       121,962,828
                                                                                  ------------     -----------      ------------
Net gain (loss) on investments and foreign currencies                              129,051,220          21,561       214,967,509
                                                                                  ------------     -----------      ------------
Net increase (decrease) in net assets resulting
   from operations                                                                $144,420,936     $    50,466      $268,827,141
                                                                                  ============     ===========      ============

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
83   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                                    AXP VP -          AXP VP -        AXP VP -
                                                                                       New            Partners        Partners
                                                                                   Dimensions       Select Value      Small Cap
                                                                                      Fund             Fund(a)          Value
Year ended Aug. 31, 2004                                                                                                Fund
Investment income
Income:
Dividends                                                                         $ 43,554,692      $   48,788       $ 1,796,282
Interest                                                                             1,134,521           5,923           250,544
Fee income from securities lending (Note 6)                                            107,097              --                --
   Less foreign taxes withheld                                                        (170,150)           (749)          (23,352)
                                                                                  ------------      ----------       -----------
Total income                                                                        44,626,160          53,962         2,023,474
                                                                                  ------------      ----------       -----------
Expenses (Note 2):
Investment management services fee                                                  17,068,182          26,064         1,775,982
Distribution fee                                                                     4,017,268           4,045           235,092
Administrative services fees and expenses                                            1,491,777           1,942           152,930
Custodian fees                                                                         240,272           9,094           177,129
Compensation of board members                                                           22,965              --             8,598
Printing and postage                                                                   386,320           1,203            23,176
Audit fees                                                                              25,000          18,000            18,500
Other                                                                                   25,054           3,585             5,027
                                                                                  ------------      ----------       -----------
Total expenses                                                                      23,276,838          63,933         2,396,434
   Expenses waived/reimbursed by AEFC (Note 2)                                              --         (26,386)               --
                                                                                  ------------      ----------       -----------
                                                                                    23,276,838          37,547         2,396,434
   Earnings credits on cash balances (Note 2)                                              (71)             --                --
                                                                                  ------------      ----------       -----------
Total net expenses                                                                  23,276,767          37,547         2,396,434
                                                                                  ------------      ----------       -----------
Investment income (loss) -- net                                                     21,349,393          16,415          (372,960)
                                                                                  ------------      ----------       -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  113,749,822          17,217        23,799,951
   Foreign currency transactions                                                      (102,054)             --           (10,918)
   Futures contracts                                                                  (365,908)             --                --
                                                                                  ------------      ----------       -----------
Net realized gain (loss) on investments                                            113,281,860          17,217        23,789,033
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                  (56,933,106)        (86,117)          815,713
                                                                                  ------------      ----------       -----------
Net gain (loss) on investments and foreign currencies                               56,348,754         (68,900)       24,604,746
                                                                                  ------------      ----------       -----------
Net increase (decrease) in net assets resulting
   from operations                                                                $ 77,698,147      $  (52,485)      $24,231,786
                                                                                  ============      ==========       ===========

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
84   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                                    AXP VP -          AXP VP -        AXP VP -
                                                                                     S&P 500       Short Duration     Small Cap
                                                                                      Index        U.S. Government    Advantage
Year ended Aug. 31, 2004                                                              Fund              Fund            Fund
Investment income
Income:
Dividends                                                                          $ 3,996,005     $        --       $   960,580
Interest                                                                                85,013      15,220,838            96,048
Fee income from securities lending (Note 6)                                                 --              --             4,531
   Less foreign taxes withheld                                                              --              --            (1,950)
                                                                                   -----------     -----------       -----------
Total income                                                                         4,081,018      15,220,838         1,059,209
                                                                                   -----------     -----------       -----------
Expenses (Note 2):
Investment management services fee                                                     691,747       2,917,663         1,319,284
Distribution fee                                                                       298,167         597,882           194,238
Administrative services fees and expenses                                              194,296         248,032            95,110
Custodian fees                                                                          93,974          55,794            59,377
Compensation of board members                                                            8,598          10,065             8,598
Printing and postage                                                                    29,921          59,715            20,786
Licensing fees                                                                          20,588              --                --
Audit fees                                                                              18,000          20,500            18,000
Other                                                                                    2,084           6,186             2,608
                                                                                   -----------     -----------       -----------
Total expenses                                                                       1,357,375       3,915,837         1,718,001
   Expenses waived/reimbursed by AEFC (Note 2)                                        (175,216)             --                --
                                                                                   -----------     -----------       -----------
                                                                                     1,182,159       3,915,837         1,718,001
   Earnings credits on cash balances (Note 2)                                           (1,083)           (757)           (1,730)
                                                                                   -----------     -----------       -----------
Total net expenses                                                                   1,181,076       3,915,080         1,716,271
                                                                                   -----------     -----------       -----------
Investment income (loss) -- net                                                      2,899,942      11,305,758          (657,062)
                                                                                   -----------     -----------       -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                      239,186        (241,820)       19,301,864
   Futures contracts                                                                    68,044      (4,142,812)          (73,007)
   Options contracts written (Note 8)                                                       --          59,137                --
                                                                                   -----------     -----------       -----------
Net realized gain (loss) on investments                                                307,230      (4,325,495)       19,228,857
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                   16,624,060       1,235,800        (6,776,507)
                                                                                   -----------     -----------       -----------
Net gain (loss) on investments and foreign currencies                               16,931,290      (3,089,695)       12,452,350
                                                                                   -----------     -----------       -----------
Net increase (decrease) in net assets resulting
   from operations                                                                 $19,831,232     $ 8,216,063       $11,795,288
                                                                                   ===========     ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
85   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                                    AXP VP -          AXP VP -        AXP VP -
                                                                                    Strategy        Threadneedle    Threadneedle
                                                                                   Aggressive     Emerging Markets  International
Year ended Aug. 31, 2004                                                              Fund              Fund            Fund
Investment income
Income:
Dividends                                                                         $  2,340,271      $  805,910      $ 17,215,406
Interest                                                                               264,671          16,500           225,884
Fee income from securities lending (Note 6)                                             32,201              --           357,664
   Less foreign taxes withheld                                                            (887)       (141,612)       (1,324,496)
                                                                                  ------------      ----------      ------------
Total income                                                                         2,636,256         680,798        16,474,458
                                                                                  ------------      ----------      ------------
Expenses (Note 2):
Investment management services fee                                                   4,741,305         333,875         6,271,576
Distribution fee                                                                     1,153,103          37,606         1,045,627
Administrative services fees and expenses                                              508,868          30,118           467,329
Custodian fees                                                                          71,596          69,190           265,743
Compensation of board members                                                           12,265           3,307            11,532
Printing and postage                                                                   104,050           2,703           110,425
Audit fees                                                                              22,500          18,000            23,500
Other                                                                                   10,493           8,410             8,492
                                                                                  ------------      ----------      ------------
Total expenses                                                                       6,624,180         503,209         8,204,224
   Expenses reimbursed by AEFC (Note 2)                                                     --         (16,987)               --
                                                                                  ------------      ----------      ------------
                                                                                     6,624,180         486,222         8,204,224
   Earnings credits on cash balances (Note 2)                                             (300)           (905)             (694)
                                                                                  ------------      ----------      ------------
Total net expenses                                                                   6,623,880         485,317         8,203,530
                                                                                  ------------      ----------      ------------
Investment income (loss) -- net                                                     (3,987,624)        195,481         8,270,928
                                                                                  ------------      ----------      ------------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  (51,149,567)      2,911,530        74,149,803
   Security transactions -- affiliated issuers                                      (3,300,002)             --                --
   Foreign currency transactions                                                            --          (1,335)         (487,075)
   Options contracts written (Note 8)                                                  377,025              --                --
                                                                                  ------------      ----------      ------------
Net realized gain (loss) on investments                                            (54,072,544)      2,910,195        73,662,728
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                   39,937,743        (611,215)       26,990,475
                                                                                  ------------      ----------      ------------
Net gain (loss) on investments and foreign currencies                              (14,134,801)      2,298,980       100,653,203
                                                                                  ------------      ----------      ------------
Net increase (decrease) in net assets resulting
   from operations                                                                $(18,122,425)     $2,494,461      $108,924,131
                                                                                  ============      ==========      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
86   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of changes in net assets
American Express Variable Portfolio Funds

                                                                    AXP VP - Cash Management Fund        AXP VP - Core Bond Fund
Year ended Aug. 31,                                                     2004                  2003                  2004(a)
Operations and distributions
Investment income (loss) -- net                                    $   3,650,350      $     7,349,548           $   401,727
Net realized gain (loss) on investments                                       19                   30              (189,295)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                            --                   --               374,009
                                                                   -------------      ---------------           -----------
Net increase (decrease) in net assets
   resulting from operations                                           3,650,369            7,349,578               586,441
                                                                   -------------      ---------------           -----------
Distributions to shareholders from:
   Net investment income                                              (3,649,950)          (7,349,548)             (404,035)
                                                                   -------------      ---------------           -----------
Capital share transactions (Note 4)
Proceeds from sales                                                  407,746,489        1,034,080,685            11,561,509
Fund merger (Note 10)                                                 46,089,994                   --                    --
Reinvestment of distributions at net asset value                       3,353,286            8,160,797               330,063
Payments for redemptions                                            (552,023,361)      (1,297,109,007)           (1,480,349)
                                                                   -------------      ---------------           -----------
Increase (decrease) in net assets from capital
   share transactions                                                (94,833,592)        (254,867,525)           10,411,223
                                                                   -------------      ---------------           -----------
Total increase (decrease) in net assets                              (94,833,173)        (254,867,495)           10,593,629
Net assets at beginning of year (Note 1)                             868,014,549        1,122,882,044            24,950,020(b)
                                                                   -------------      ---------------           -----------
Net assets at end of year                                          $ 773,181,376      $   868,014,549           $35,543,649
                                                                   =============      ===============           ===========
Undistributed (excess of distributions over) net
   investment income                                               $         400      $            --           $      (312)
                                                                   -------------      ---------------           -----------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) Initial capital of $25,000,000 was contributed on Jan. 7, 2004. The Fund had a decrease in net assets resulting from operations of $49,980 during the period from Jan. 7, 2004 to Feb. 4, 2004 (date the Fund became available).

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                                                                          AXP VP - Diversified
                                                                   AXP VP - Diversified Bond Fund          Equity Income Fund
Year ended Aug. 31,                                                      2004           2003               2004            2003
Operations and distributions
Investment income (loss) -- net                                   $   61,331,133   $   78,061,027      $ 10,967,407    $  6,041,298
Net realized gain (loss) on investments                              (12,291,058)      39,706,579        18,962,648     (16,484,968)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities in
   foreign currencies                                                 47,889,837      (36,198,070)       45,647,551      62,393,427
                                                                  --------------   --------------      ------------    ------------
Net increase (decrease) in net assets resulting
   from operations                                                    96,929,912       81,569,536        75,577,606      51,949,757
                                                                  --------------   --------------      ------------    ------------
Distributions to shareholders from:
   Net investment income                                             (60,644,287)     (78,124,877)      (10,327,123)     (5,837,997)
                                                                  --------------   --------------      ------------    ------------
Capital share transactions (Note 4)
Proceeds from sales                                                  122,995,561      236,544,839       406,109,798     127,536,983
Fund merger (Note 10)                                                 82,520,680               --        12,770,996              --
Reinvestment of distributions at net asset value                      59,930,752       81,298,134         7,522,149       5,418,241
Payments for redemptions                                            (370,385,419)    (369,949,868)      (18,803,894)    (76,420,263)
                                                                  --------------   --------------      ------------    ------------
Increase (decrease) in net assets from capital
   share transactions                                               (104,938,426)     (52,106,895)      407,599,049      56,534,961
                                                                  --------------   --------------      ------------    ------------
Total increase (decrease) in net assets                              (68,652,801)     (48,662,236)      472,849,532     102,646,721
Net assets at beginning of year                                    1,764,884,748    1,813,546,984       370,119,515     267,472,794
                                                                  --------------   --------------      ------------    ------------
Net assets at end of year                                         $1,696,231,947   $1,764,884,748      $842,969,047    $370,119,515
                                                                  ==============   ==============      ============    ============
Undistributed (excess of distributions over) net
   investment income                                              $      230,380   $     (603,136)     $    694,393    $    (41,304)
                                                                  --------------   --------------      ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
87   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS --  ANNUAL REPORT

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                              AXP VP - Equity Select Fund        AXP VP - Global Bond Fund
Year ended Aug. 31,                                             2004              2003            2004              2003

Operations and distributions
Investment income (loss) -- net                            $ (1,049,687)    $   (793,469)     $ 10,211,630     $  8,711,521
Net realized gain (loss) on investments                      (5,223,928)        (138,674)       14,624,481       11,759,222
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies            3,899,551       24,185,577         9,351,111        2,830,114
                                                           ------------     ------------      ------------     ------------
Net increase (decrease) in net assets resulting
   from operations                                           (2,374,064)      23,253,434        34,187,222       23,300,857
                                                           ------------     ------------      ------------     ------------
Distributions to shareholders from:
   Net investment income                                             --               --       (21,683,991)     (15,508,799)
                                                           ------------     ------------      ------------     ------------
Capital share transactions (Note 4)
Proceeds from sales                                          66,699,751       78,499,807        94,154,709       92,043,308
Reinvestment of distributions at net asset value                     --               --        20,466,297       16,984,403
Payments for redemptions                                     (9,789,197)      (3,361,177)      (30,570,369)     (37,269,180)
                                                           ------------     ------------      ------------     ------------
Increase (decrease) in net assets from capital
   share transactions                                        56,910,554       75,138,630        84,050,637       71,758,531
                                                           ------------     ------------      ------------     ------------
Total increase (decrease) in net assets                      54,536,490       98,392,064        96,553,868       79,550,589
Net assets at beginning of year                             170,349,301       71,957,237       312,392,472      232,841,883
                                                           ------------     ------------      ------------     ------------
Net assets at end of year                                  $224,885,791     $170,349,301      $408,946,340     $312,392,472
                                                           ============     ============      ============     ============
Undistributed (excess of distributions over) net
   investment income                                       $         --     $         --        $ (632,421)    $    486,617
                                                           ------------     ------------      ------------     ------------

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                                 AXP VP - Growth Fund          AXP VP - High Yield Bond Fund
Year ended Aug. 31,                                             2004              2003            2004              2003

Operations and distributions
Investment income (loss) -- net                            $    712,105     $    329,538    $   75,141,855    $  55,763,581
Net realized gain (loss) on investments                      22,550,457       (9,110,936)       46,539,857      (22,640,290)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies          (12,844,248)      24,976,105         6,392,162       85,244,865
                                                           ------------     ------------    --------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                           10,418,314       16,194,707       128,073,874      118,368,156
                                                           ------------     ------------    --------------    -------------
Distributions to shareholders from:
   Net investment income                                       (689,607)        (354,762)      (73,307,082)     (53,023,212)
                                                           ------------     ------------    --------------    -------------
Capital share transactions (Note 4)
Proceeds from sales                                          50,659,678       82,559,548       277,494,372      425,037,720
Reinvestment of distributions at net asset value                484,737          354,762        71,998,362       51,864,894
Payments for redemptions                                    (23,073,984)     (20,054,062)     (117,945,342)    (276,410,382)
                                                           ------------     ------------    --------------    -------------
Increase (decrease) in net assets from capital
   share transactions                                        28,070,431       62,860,248       231,547,392      200,492,232
                                                           ------------     ------------    --------------    -------------
Total increase (decrease) in net assets                      37,799,138       78,700,193       286,314,184      265,837,176
Net assets at beginning of year                             223,154,450      144,454,257       842,702,702      576,865,526
                                                           ------------     ------------    --------------    -------------
Net assets at end of year                                  $260,953,588     $223,154,450    $1,129,016,886    $ 842,702,702
                                                           ============     ============    ==============    =============
Undistributed (excess of distributions over) net
   investment income                                       $   (137,458)    $       (364)   $    4,150,460    $   2,320,156
                                                           ------------     ------------    --------------    -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
88   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                                    AXP VP - Income
                                                                  Opportunities Fund          AXP VP - Large Cap Equity Fund
Year ended Aug. 31,                                                     2004(a)                   2004                2003

Operations and distributions
Investment income (loss) -- net                                      $   228,967            $   15,369,716      $   12,191,053
Net realized gain (loss) on investments                                   47,176               162,346,824        (188,314,276)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                       493,990               (33,295,604)        346,211,686
                                                                     -----------            --------------      --------------
Net increase (decrease) in net assets resulting
   from operations                                                       770,133               144,420,936         170,088,463
                                                                     -----------            --------------      --------------
Distributions to shareholders from:
   Net investment income                                                (229,533)              (15,364,313)        (12,159,512)
                                                                     -----------            --------------      --------------
Capital share transactions (Note 4)
Proceeds from sales                                                       41,340                65,446,592          39,257,748
Fund merger (Note 10)                                                         --               678,508,195                  --
Reinvestment of distributions at net asset value                         152,695                13,165,107          12,843,852
Payments for redemptions                                                 (30,162)             (332,967,741)       (455,331,887)
                                                                     -----------            --------------      --------------
Increase (decrease) in net assets from capital
   share transactions                                                    163,873               424,152,153        (403,230,287)
                                                                     -----------            --------------      --------------
Total increase (decrease) in net assets                                  704,473               553,208,776        (245,301,336)
Net assets at beginning of year (Note 1)                              14,889,545(b)          1,981,504,252       2,226,805,588
                                                                     -----------            --------------      --------------
Net assets at end of year                                            $15,594,018            $2,534,713,028      $1,981,504,252
                                                                     ===========            ==============      ==============
Undistributed (excess of distributions over) net
   investment income                                                 $     3,998            $          (49)     $       14,169
                                                                     -----------            --------------      --------------

(a) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) Initial capital of $15,000,000 was contributed on May 26, 2004. The Fund had a decrease in net assets resulting from operations of $110,455 during the period from May 26, 2004 to June 1, 2004 (date the Fund became available).

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                             AXP VP - Large Cap Value Fund         AXP VP - Managed Fund
Year ended Aug. 31,                                                      2004(a)                 2004                 2003

Operations and distributions
Investment income (loss) -- net                                       $   28,905            $   53,859,632      $   60,986,871
Net realized gain (loss) on investments                                  (11,792)               93,004,681        (138,500,813)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                        33,353               121,962,828         284,044,624
                                                                      ----------            --------------      --------------
Net increase (decrease) in net assets resulting
   from operations                                                        50,466               268,827,141         206,530,682
                                                                      ----------            --------------      --------------
Distributions to shareholders from:
   Net investment income                                                 (30,866)              (53,848,054)        (60,600,462)
   Net realized gain                                                          --                        --         (29,213,177)
                                                                      ----------            --------------      --------------
Total distributions                                                      (30,866)              (53,848,054)        (89,813,639)
                                                                      ----------            --------------      --------------
Capital share transactions (Note 4)
Proceeds from sales                                                    4,344,307                31,554,087          49,597,930
Fund merger (Note 10)                                                         --               377,379,266                  --
Reinvestment of distributions at net asset value                          13,683                52,211,162          98,478,730
Payments for redemptions                                                 (91,005)             (428,968,239)       (557,377,522)
                                                                      ----------            --------------      --------------
Increase (decrease) in net assets from capital
   share transactions                                                  4,266,985                32,176,276        (409,300,862)
                                                                      ----------            --------------      --------------
Total increase (decrease) in net assets                                4,286,585               247,155,363        (292,583,819)
Net assets at beginning of year (Note 1)                               2,995,606(b)          2,416,455,248       2,709,039,067
                                                                      ----------            --------------      --------------
Net assets at end of year                                             $7,282,191            $2,663,610,611      $2,416,455,248
                                                                      ==========            ==============      ==============
Undistributed (excess of distributions over) net
   investment income                                                  $     (550)           $     (634,659)     $       19,627
                                                                      ----------            --------------      --------------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) Initial capital of $3,000,000 was contributed on Jan. 7, 2004. The Fund had a decrease in net assets resulting from operations of $4,394 during the period from Jan. 7, 2004 to Feb. 4, 2004 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
89   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                             AXP VP - New Dimensions Fund        AXP VP - Partners Select Value Fund
Year ended Aug. 31,                                             2004              2003                          2004(a)

Operations and distributions
Investment income (loss) -- net                          $   21,349,393      $   18,420,714                 $   16,415
Net realized gain (loss) on investments                     113,281,860        (111,374,175)                    17,217
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies          (56,933,106)        364,453,383                    (86,117)
                                                         --------------      --------------                 ----------
Net increase (decrease) in net assets resulting
   from operations                                           77,698,147         271,499,922                    (52,485)
                                                         --------------      --------------                 ----------
Distributions to shareholders from:
   Net investment income                                    (21,246,034)        (18,140,932)                   (15,818)
   Net realized gain                                                 --                  --                         --
                                                         --------------      --------------                 ----------
Total distributions                                         (21,246,034)        (18,140,932)                   (15,818)
                                                         --------------      --------------                 ----------
Capital share transactions (Note 4)
Proceeds from sales                                         136,096,503         200,067,483                  5,846,593
Reinvestment of distributions at net asset value             20,376,110          18,319,384                      3,451
Payments for redemptions                                   (395,590,246)       (402,428,794)                  (170,754)
                                                         --------------      --------------                 ----------
Increase (decrease) in net assets from capital
   share transactions                                      (239,117,633)       (184,041,927)                 5,679,290
                                                         --------------      --------------                 ----------
Total increase (decrease) in net assets                    (182,665,520)         69,317,063                  5,610,987
Net assets at beginning of year (Note1)                   3,114,809,827       3,045,492,764                  2,992,833(b)
                                                         --------------      --------------                 ----------
Net assets at end of year                                $2,932,144,307      $3,114,809,827                 $8,603,820
                                                         ==============      ==============                 ==========
Undistributed net investment income                      $        1,305      $           --                 $       --
                                                         --------------      --------------                 ----------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) Initial capital of $3,000,000 was contributed on Jan. 7, 2004. The Fund had a decrease in net assets resulting from operations of $7,167 during the period from Jan. 7, 2004 to Feb. 4, 2004 (date the Fund became available).

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds

                                                        AXP VP - Partners Small Cap Value Fund       AXP VP - S&P 500 Index Fund
Year ended Aug. 31,                                             2004                 2003               2004               2003

Operations and distributions
Investment income (loss) -- net                            $   (372,960)       $   (378,815)        $  2,899,942     $  1,638,208
Net realized gain (loss) on investments                      23,789,033           1,611,438              307,230          319,444
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies              815,713          20,844,781           16,624,060       14,980,671
                                                           ------------        ------------         ------------     ------------
Net increase (decrease) in net assets resulting
   from operations                                           24,231,786          22,077,404           19,831,232       16,938,323
                                                           ------------        ------------         ------------     ------------
Distributions to shareholders from:
   Net investment income                                             --             (89,612)          (2,885,111)      (1,634,273)
   Net realized gain                                         (2,498,969)           (317,725)                  --               --
                                                           ------------        ------------         ------------     ------------
Total distributions                                          (2,498,969)           (407,337)          (2,885,111)      (1,634,273)
                                                           ------------        ------------         ------------     ------------
Capital share transactions (Note 4)
Proceeds from sales                                          81,763,916          52,429,258          106,203,535       67,724,355
Reinvestment of distributions at net asset value              2,498,969             407,337            2,508,534        1,425,617
Payments for redemptions                                    (10,954,929)         (3,387,646)         (13,865,522)     (11,723,973)
                                                           ------------        ------------         ------------     ------------
Increase (decrease) in net assets from capital
   share transactions                                        73,307,956          49,448,949           94,846,547       57,425,999
                                                           ------------        ------------         ------------     ------------
Total increase (decrease) in net assets                      95,040,773          71,119,016          111,792,668       72,730,049
Net assets at beginning of year                             133,827,798          62,708,782          171,304,239       98,574,190
                                                           ------------        ------------         ------------     ------------
Net assets at end of year                                  $228,868,571        $133,827,798         $283,096,907     $171,304,239
                                                           ============        ============         ============     ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
90   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                                AXP VP - Short Duration
                                                                 U.S. Government Fund        AXP VP - Small Cap Advantage Fund
Year ended Aug. 31,                                             2004              2003            2004              2003

Operations and distributions
Investment income (loss) -- net                            $ 11,305,758     $ 10,178,223      $   (657,062)    $   (139,536)
Net realized gain (loss) on investments                      (4,325,495)       2,639,737        19,228,857       (3,472,109)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies            1,235,800       (5,589,855)       (6,776,507)      24,120,853
                                                           ------------     ------------      ------------     ------------
Net increase (decrease) in net assets resulting
   from operations                                            8,216,063        7,228,105        11,795,288       20,509,208
                                                           ------------     ------------      ------------     ------------
Distributions to shareholders from:
   Net investment income                                    (11,328,609)     (10,178,223)               --               --
   Net realized gain                                         (2,271,221)      (1,387,607)               --               --
                                                           ------------     ------------      ------------     ------------
Total distributions                                         (13,599,830)     (11,565,830)               --               --
                                                           ------------     ------------      ------------     ------------
Capital share transactions (Note 4)
Proceeds from sales                                          88,108,864      273,291,893        76,014,037       25,694,819
Fund merger (Note 10)                                        24,690,160               --                --               --
Reinvestment of distributions at net asset value             13,262,385       11,535,473                --               --
Payments for redemptions                                    (93,603,954)     (77,268,814)       (5,345,989)      (3,903,840)
                                                           ------------     ------------      ------------     ------------
Increase (decrease) in net assets from capital
   share transactions                                        32,457,455      207,558,552        70,668,048       21,790,979
                                                           ------------     ------------      ------------     ------------
Total increase (decrease) in net assets                      27,073,688      203,220,827        82,463,336       42,300,187
Net assets at beginning of year                             478,929,159      275,708,332       101,575,981       59,275,794
                                                           ------------     ------------      ------------     ------------
Net assets at end of year                                  $506,002,847     $478,929,159      $184,039,317     $101,575,981
                                                           ============     ============      ============     ============
Undistributed (excess of distributions over) net
   investment income                                       $    (22,848)    $         --      $     51,407     $     17,697
                                                           ------------     ------------      ------------     ------------

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                                                                   AXP VP - Threadneedle
                                                           AXP VP - Strategy Aggressive Fund       Emerging Markets Fund
Year ended Aug. 31,                                             2004              2003            2004              2003

Operations and distributions
Investment income (loss) -- net                           $  (3,987,624)   $  (4,895,553)      $   195,481      $    80,019
Net realized gain (loss) on investments                     (54,072,544)     (62,957,410)        2,910,195           40,690
Net change in unrealized appreciation
 (depreciation) on investments and on translation
 of assets and liabilities in foreign currencies             39,937,743      245,325,134          (611,215)       2,605,051
                                                          -------------    -------------       -----------      -----------
Net increase (decrease) in net assets resulting
   from operations                                          (18,122,425)     177,472,171         2,494,461        2,725,760
                                                          -------------    -------------       -----------      -----------
Distributions to shareholders from:
   Net investment income                                             --               --          (313,397)         (41,003)
                                                          -------------    -------------       -----------      -----------
Capital share transactions (Note 4)
Proceeds from sales                                          18,672,159       42,357,867        31,500,657       10,689,540
Reinvestment of distributions at net asset value                     --               --           235,868           28,135
Payments for redemptions                                   (185,879,018)    (241,907,633)       (4,264,788)      (6,978,719)
                                                          -------------    -------------       -----------      -----------
Increase (decrease) in net assets from capital
   share transactions                                      (167,206,859)    (199,549,766)       27,471,737        3,738,956
                                                          -------------    -------------       -----------      -----------
Total increase (decrease) in net assets                    (185,329,284)     (22,077,595)       29,652,801        6,423,713
Net assets at beginning of year                             968,682,381      990,759,976        16,271,602        9,847,889
                                                          -------------    -------------       -----------      -----------
Net assets at end of year                                 $ 783,353,097    $ 968,682,381       $45,924,403      $16,271,602
                                                          =============    =============       ===========      ===========
Undistributed (excess of distributions over) net
   investment income                                      $  (2,109,501)   $     555,302       $    56,017      $     6,142
                                                          -------------    -------------       -----------      -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
91   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                                                                   AXP VP - Threadneedle
                                                                                                    International Fund
Year ended Aug. 31,                                                                               2004              2003

Operations and distributions
Investment income (loss) -- net                                                              $   8,270,928    $   8,751,802
Net realized gain (loss) on investments                                                         73,662,728     (113,397,979)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                              26,990,475      120,445,926
                                                                                             -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                                             108,924,131       15,799,749
                                                                                             -------------    -------------
Distributions to shareholders from:
   Net investment income                                                                        (8,834,774)      (5,547,305)
                                                                                             -------------    -------------
Capital share transactions (Note 4)
Proceeds from sales                                                                             87,427,540      404,942,637
Fund merger (Note 10)                                                                          185,670,291               --
Reinvestment of distributions at net asset value                                                 8,514,464        7,254,815
Payments for redemptions                                                                      (146,172,823)    (557,645,677)
                                                                                             -------------    -------------
Increase (decrease) in net assets from capital
   share transactions                                                                          135,439,472     (145,448,225)
                                                                                             -------------    -------------
Total increase (decrease) in net assets                                                        235,528,829     (135,195,781)
Net assets at beginning of year                                                                738,303,698      873,499,479
Net assets at end of year                                                                    $ 973,832,527    $ 738,303,698
                                                                                             =============    =============
Undistributed net investment income                                                          $     658,503    $         510
                                                                                             -------------    -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
92   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Notes to Financial Statements

American Express Variable Portfolio Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, (non-diversified for AXP VP - Global Bond Fund, AXP VP - Partners Small Cap Value Fund and AXP VP - S&P 500 Index Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

The following Funds became available on Feb. 4, 2004. On Jan. 7, 2004, IDS Life Insurance Company (IDS Life) purchased the following shares of capital stock at $10 per share, which represented the initial capital in each Fund:

Fund                                                      Number of shares
AXP VP - Core Bond Fund                                       2,500,000
AXP VP - Large Cap Value Fund                                   300,000
AXP VP - Partners Select Value Fund                             300,000
                                                                -------

AXP VP - Income Opportunities Fund became available on June 1, 2004. On May 26, 2004, IDS Life purchased 1,500,000 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

The primary investments of each Fund are as follows:

   AXP VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed commercial paper.

   AXP VP - Core Bond Fund invests primarily in intermediate-term investment grade securities that are included in the Lehman Brothers Aggregate Bond Index (the "Index"). The Index includes securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities.

   AXP VP - Diversified Bond Fund invests primarily in bonds and other debt securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

   AXP VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.

   AXP VP - Equity Select Fund invests primarily in growth stocks of medium-sized companies.

   AXP VP - Global Bond Fund invests primarily in debt securities of U.S.
            and foreign issuers.

   AXP VP - Growth Fund invests primarily in common stocks that appear to offer growth opportunities.

   AXP VP - High Yield Bond Fund invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.

   AXP VP - Income Opportunities Fund invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

   AXP VP - Large Cap Equity Fund (formerly AXP VP - Capital Resource Fund) invests primarily in U.S. common stocks.

   AXP VP - Large Cap Value Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

   AXP VP - Managed Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

   AXP VP - New Dimensions Fund invests primarily in common stocks showing potential for significant growth.

   AXP VP - Partners Select Value Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Security Dealers.

   AXP VP - Partners Small Cap Value Fund invests primarily in equity securities of small capitalization companies.

   AXP VP - S&P 500 Index Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the S&P 500 Index.

   AXP VP - Short Duration U.S. Government Fund invests primarily in debt obligations guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments.

   AXP VP - Small Cap Advantage Fund invests primarily in equity securities of small cap companies.

   AXP VP - Strategy Aggressive Fund invests primarily in securities of growth companies.

   AXP VP - Threadneedle Emerging Markets Fund (formerly AXP VP - Emerging
            Markets Fund) invests primarily in equity securities of companies in emerging market countries.

   AXP VP - Threadneedle International Fund (formerly AXP VP -
            International Fund) invests primarily in equity securities of foreign issuers that offer strong growth potential.

--------------------------------------------------------------------------------
93   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

You may not buy (nor will you own) shares of each Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in each Fund.

Each Fund's significant accounting policies are summarized as follows:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. Pursuant to procedures adopted by the Board of Directors of the funds, American Express Financial Corporation (AEFC) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair NAV. Short-term securities in all Funds, except AXP VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in AXP VP - Cash Management Fund are valued daily at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except AXP VP - Cash Management Fund, may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Funds also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Funds, except AXP VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
94   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of Aug. 31, 2004, foreign currency holdings for AXP VP - Threadneedle Emerging Markets Fund and AXP VP - Threadneedle International Fund consisted of multiple denominations, foreign currency holdings for AXP VP - Growth Fund were entirely comprised of European Monetary Units and foreign currency holdings for AXP VP - New Dimensions Fund were entirely comprised of Taiwan Dollars.

The Funds, except AXP VP - Cash Management Fund and AXP VP - Short Duration U.S. Government Fund, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities

As of Aug. 31, 2004, investments in securities for AXP VP - Diversified Bond Fund, AXP VP - High Yield Bond Fund and AXP VP - Managed Fund included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Aug. 31, 2004, was $45,800, $11,432,470 and $6, representing 0.003%, 1.01%
and 0% of net assets for AXP VP - Diversified Bond Fund, AXP VP - High Yield Bond Fund and AXP VP - Managed Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities, other forward-commitments and future capital commitments for limited partnership interests, can take place one month or more after the transaction date. During this period, when-issued securities and other forward-commitments are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. As of Aug. 31, 2004, the outstanding forward-commitments for the Funds are as follows:

                                                                  When-issued               Other                  Future
Fund                                                              securities         forward-commitments     capital commitments
AXP VP - Core Bond Fund                                         $ 3,031,292             $   366,079                 $--
AXP VP - Diversified Bond Fund                                   30,319,235              17,709,080                  --
AXP VP - Managed Fund                                            17,530,605               9,701,098                  --
AXP VP - Short Duration U.S. Government Fund                      8,780,696                      --                  --
                                                                -----------             -----------                 ---

Certain Funds may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for these Funds to "roll over" their purchase commitments, these Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.

Forward sale commitments

Certain Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

--------------------------------------------------------------------------------
95   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Guarantees and indemnifications

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the subaccounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to decrease paid-in capital by the following:

                                                   AXP VP -   AXP VP -       AXP VP -       AXP VP -     AXP VP -      AXP VP -
                                                     Cash       Core        Diversified    Diversified    Equity        Global
                                                  Management    Bond           Bond       Equity Income   Select         Bond
                                                     Fund       Fund           Fund           Fund         Fund          Fund
Accumulated net realized gain (loss)                 $--      $(1,996)      $(144,109)     $(65,980)   $       --    $(10,353,323)
Undistributed net investment income                   --        1,996         144,109        65,980     1,049,687      10,353,323
                                                     ---      -------       ---------      --------    ----------    ------------
Additional paid-in capital reduction (increase)      $--      $    --       $      --      $     --    $1,049,687    $         --
                                                     ---      -------       ---------      --------    ----------    ------------

                                                 AXP VP -     AXP VP -       AXP VP -       AXP VP -     AXP VP -      AXP VP -
                                                  Growth     High Yield       Income          Large        Large        Managed
                                                   Fund         Bond       Opportunities   Cap Equity    Cap Value       Fund
                                                                Fund           Fund           Fund         Fund
Accumulated net realized gain (loss)           $ 298,310      $ 4,469          $   --      $ 19,162         $ 746       $ 658,765
Undistributed net investment income             (159,592)      (4,469)          4,564       (19,304)         (550)       (658,765)
                                               ---------      -------          ------      --------         -----       ---------
Additional paid-in capital reduction
  (increase)                                   $ 138,718      $    --          $4,564      $   (142)        $ 196       $      --
                                               ---------      -------          ------      --------         -----       ---------

                                                  AXP VP -    AXP VP -       AXP VP -       AXP VP -     AXP VP -      AXP VP -
                                                     New      Partners       Partners        S&P 500  Short Duration   Small Cap
                                                Dimensions  Select Value     Small Cap        Index   U.S. Government  Advantage
                                                    Fund        Fund        Value Fund        Fund         Fund          Fund
Accumulated net realized gain (loss)           $ 102,054          $--       $(473,966)     $ 22,576           $--        $ 36,124
Undistributed net investment income             (102,054)          --         473,966       (22,576)           --         690,772
                                               ---------          ---       ---------      --------           ---        --------
Additional paid-in capital reduction
  (increase)                                   $      --          $--       $      --      $     --           $--        $726,896
                                               ---------          ---       ---------      --------           ---        --------

                                                                                            AXP VP -     AXP VP -      AXP VP -
                                                                                            Strategy   Threadneedle  Threadneedle
                                                                                           Aggressive    Emerging    International
                                                                                              Fund     Markets Fund      Fund
Accumulated net realized gain (loss)                                                     $  650,012     $(167,791)    $(1,254,110)
Undistributed net investment income                                                       1,322,821       167,791       1,254,110
                                                                                         ----------     ---------     -----------
Additional paid-in capital reduction (increase)                                          $1,972,833     $      --     $        --
                                                                                         ----------     ---------     -----------

--------------------------------------------------------------------------------
96   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended Aug. 31,                                      2004            2003

AXP VP - Cash Management Fund
Distributions paid from:
   Ordinary income                                 $ 3,649,950     $ 7,349,548
   Long-term capital gain                                   --              --

AXP VP - Core Bond Fund(a)
Distributions paid from:
   Ordinary income                                     404,035             N/A
   Long-term capital gain                                   --             N/A

AXP VP - Diversified Bond Fund
Distributions paid from:
   Ordinary income                                  60,644,287      78,124,877
   Long-term capital gain                                   --              --

AXP VP - Diversified Equity Income Fund
Distributions paid from:
   Ordinary income                                  10,327,123       5,837,997
   Long-term capital gain                                   --              --

AXP VP - Equity Select Fund
Distributions paid from:
   Ordinary income                                          --              --
   Long-term capital gain                                   --              --

AXP VP - Global Bond Fund
Distributions paid from:
   Ordinary income                                  21,683,991      15,508,799
   Long-term capital gain                                   --              --

AXP VP - Growth Fund
Distributions paid from:
   Ordinary income                                     689,607         354,762
   Long-term capital gain                                   --              --

AXP VP - High Yield Bond Fund
Distributions paid from:
   Ordinary income                                  73,307,082      53,023,212
   Long-term capital gain                                   --              --

AXP VP - Income Opportunities Fund(b)
Distributions paid from:
   Ordinary income                                     229,533             N/A
   Long-term capital gain                                   --             N/A

AXP VP - Large Cap Equity Fund
Distributions paid from:
   Ordinary income                                  15,364,313      12,159,512
   Long-term capital gain                                   --              --

AXP VP - Large Cap Value Fund(a)
Distributions paid from:
   Ordinary income                                      30,866             N/A
   Long-term capital gain                                   --             N/A

AXP VP - Managed Fund
Distributions paid from:
   Ordinary income                                  53,848,054      60,600,462
   Long-term capital gain                                   --      29,213,177

AXP VP - New Dimensions Fund
Distributions paid from:
   Ordinary income                                  21,246,034      18,140,932
   Long-term capital gain                                   --              --

AXP VP - Partners Select Value Fund(a)
Distributions paid from:
   Ordinary income                                      15,818             N/A
   Long-term capital gain                                   --             N/A

--------------------------------------------------------------------------------
97   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Year ended Aug. 31,                                       2004            2003

AXP VP - Partners Small Cap Value Fund
Distributions paid from:
   Ordinary income                                 $ 2,379,486     $   407,236
   Long-term capital gain                              119,483             101

AXP VP - S&P 500 Index Fund
Distributions paid from:
   Ordinary income                                   2,885,111       1,634,273
   Long-term capital gain                                   --              --

AXP VP - Short Duration U.S. Government Fund
Distributions paid from:
   Ordinary income                                  13,187,954      11,091,527
   Long-term capital gain                              411,876         474,303

AXP VP - Small Cap Advantage Fund
Distributions paid from:
   Ordinary income                                          --              --
   Long-term capital gain                                   --              --

AXP VP - Strategy Aggressive Fund
Distributions paid from:
   Ordinary income                                          --              --
   Long-term capital gain                                   --              --

AXP VP - Threadneedle Emerging Markets Fund
Distributions paid from:
   Ordinary income                                     313,397          41,003
   Long-term capital gain                                   --              --

AXP VP - Threadneedle International Fund
Distributions paid from:
   Ordinary income                                   8,834,774       5,547,305
   Long-term capital gain                                   --              --

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

As of Aug. 31, 2004, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                         Accumulated             Unrealized
                                                                 Undistributed            long-term             appreciation
Fund                                                            ordinary income          gain (loss)           (depreciation)
AXP VP - Cash Management Fund                                   $   493,633         $        (3,072)         $         --
AXP VP - Core Bond Fund                                              78,705                (145,044)              266,062
AXP VP - Diversified Bond Fund                                    5,834,006            (151,358,644)           12,213,473
AXP VP - Diversified Equity Income Fund                           3,504,869              (3,603,954)           69,539,921
AXP VP - Equity Select Fund                                              --              (6,215,578)           19,179,870
AXP VP - Global Bond Fund                                         1,718,431              (1,693,457)           16,139,531
AXP VP - Growth Fund                                                 67,413            (143,267,473)            1,377,860
AXP VP - High Yield Bond Fund                                     6,698,406            (252,893,099)           16,055,367
AXP VP - Income Opportunities Fund                                  128,424                      --               384,673
AXP VP - Large Cap Equity Fund                                    4,850,156            (622,844,931)           73,570,634
AXP VP - Large Cap Value Fund                                        39,438                     745                (6,557)
AXP VP - Managed Fund                                            13,985,064            (159,494,410)          180,790,017
AXP VP - New Dimensions Fund                                      5,807,258            (399,517,353)          128,045,033
AXP VP - Partners Select Value Fund                                  30,125                      --               (92,187)
AXP VP - Partners Small Cap Value Fund                            9,448,659              13,206,755            13,476,727
AXP VP - S&P 500 Index Fund                                         846,645              (2,210,617)            3,584,850
AXP VP - Short Duration U.S. Government Fund                      1,121,760                 148,997            (3,869,552)
AXP VP - Small Cap Advantage Fund                                        --               9,460,720            10,652,303
AXP VP - Strategy Aggressive Fund                                        --          (1,400,202,513)           89,244,117
AXP VP - Threadneedle Emerging Markets Fund                         373,896                 882,258             1,438,756
AXP VP - Threadneedle International Fund                          4,478,412            (795,220,548)           81,136,665
                                                                -----------         ---------------          ------------

--------------------------------------------------------------------------------
98   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Dividends

As of Aug. 31, 2004, dividends declared for each Fund payable Sept. 1, 2004 are as follows:

Fund                                                          Amount per share
AXP VP - Cash Management Fund                                      $0.001
AXP VP - Core Bond Fund                                             0.023
AXP VP - Diversified Bond Fund                                      0.034
AXP VP - Diversified Equity Income Fund                             0.058(1)
AXP VP - Global Bond Fund                                           0.048
AXP VP - Growth Fund                                                0.004
AXP VP - High Yield Bond Fund                                       0.039
AXP VP - Income Opportunities Fund                                  0.051
AXP VP - Large Cap Equity Fund                                      0.039(2)
AXP VP - Large Cap Value Fund                                       0.024
AXP VP - Managed Fund                                               0.081(3)
AXP VP - New Dimensions Fund                                        0.029
AXP VP - Partners Select Value Fund                                 0.014
AXP VP - S&P 500 Index Fund                                         0.023
AXP VP - Short Duration U.S. Government Fund                        0.022
AXP VP - Threadneedle Emerging Markets Fund                         0.019
AXP VP - Threadneedle International Fund                            0.025
                                                                    -----

(1) $0.014 per share represents an additional distribution declared on July 8, 2004 prior to the fund merger as described in Note 10.

(2) $0.009 per share represents an additional distribution declared on July 8, 2004 prior to the fund merger as described in Note 10.

(3) $0.030 per share represents an additional distribution declared on July 8, 2004 prior to the fund merger as described in Note 10.

Distributions to the subaccounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly, when available, for AXP VP - Cash Management Fund, AXP VP - Core Bond Fund, AXP VP - Diversified Bond Fund, AXP VP - Global Bond Fund, AXP VP - High Yield Bond Fund, AXP VP - Income Opportunities Fund and AXP VP - Short Duration U.S. Government Fund and declared and distributed quarterly, when available, for AXP VP - Diversified Equity Income Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - Large Cap Equity Fund, AXP VP - Large Cap Value Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund, AXP VP - Partners Select Value Fund, AXP VP - Partners Small Cap Value Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Strategy Aggressive Fund, AXP VP - Threadneedle Emerging Markets Fund and AXP VP - Threadneedle International Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies. On July 8, 2004, an additional dividend was paid before the merger to ensure that current shareholders of AXP VP - Diversified Bond Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Large Cap Equity Fund, AXP VP - Managed Fund and AXP VP - Short Duration U.S. Government Fund would not experience a dilution in their shares of the Fund's income or capital gains.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
99   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

2. EXPENSES

Effective Nov. 1, 2003, the Funds have an Investment Management Services Agreement with AEFC for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                          Percentage range
AXP VP - Cash Management Fund                                 0.510% to 0.440%
AXP VP - Core Bond Fund                                       0.630% to 0.555%
AXP VP - Diversified Bond Fund                                0.610% to 0.535%
AXP VP - Diversified Equity Income Fund                       0.560% to 0.470%
AXP VP - Equity Select Fund                                   0.650% to 0.560%
AXP VP - Global Bond Fund                                     0.840% to 0.780%
AXP VP - Growth Fund                                          0.630% to 0.570%
AXP VP - High Yield Bond Fund                                 0.620% to 0.545%
AXP VP - Income Opportunities Fund                            0.640% to 0.565%
AXP VP - Large Cap Equity Fund                                0.630% to 0.570%
AXP VP - Large Cap Value Fund                                 0.630% to 0.570%
AXP VP - Managed Fund                                         0.630% to 0.550%
AXP VP - New Dimensions Fund                                  0.630% to 0.570%
AXP VP - Partners Select Value Fund                           0.810% to 0.720%
AXP VP - Partners Small Cap Value Fund                        1.020% to 0.920%
AXP VP - S&P 500 Index Fund                                   0.290% to 0.260%
AXP VP - Short Duration U.S. Government Fund                  0.610% to 0.535%
AXP VP - Small Cap Advantage Fund                             0.790% to 0.650%
AXP VP - Strategy Aggressive Fund                             0.650% to 0.575%
AXP VP - Threadneedle Emerging Markets Fund                   1.170% to 1.095%
AXP VP - Threadneedle International Fund                      0.870% to 0.795%
                                                              ---------------

From Sept. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP VP - Threadneedle Emerging Markets Fund and AXP VP - Threadneedle International Fund and 0.25% for each remaining Fund.

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment of 0.08% for AXP VP - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to the stated index up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The index name and the amount the fee was increased (decreased) for each Fund for the year ended Aug. 31, 2004 are as follows:

                                                                                                                  Increase
Fund                                                       Index name                                            (decrease)
AXP VP - Diversified Equity Income Fund                    Lipper Equity Income Funds Index                   $   476,530
AXP VP - Equity Select Fund                                Lipper Mid-Cap Growth Funds Index                     (181,773)
AXP VP - Growth Fund                                       Lipper Large-Cap Growth Funds Index                   (202,145)
AXP VP - Large Cap Equity Fund                             Lipper Large-Cap Core Funds Index                      687,728
AXP VP - Large Cap Value Fund                              Lipper Large-Cap Value Funds Index                          --
AXP VP - Managed Fund                                      Lipper Balanced Funds Index                           (149,335)
AXP VP - New Dimensions Fund                               Lipper Large-Cap Growth Funds Index                 (2,637,215)
AXP VP - Partners Select Value Fund                        Lipper Multi-Cap Value Funds Index                        (147)
AXP VP - Partners Small Cap Value Fund                     Lipper Small-Cap Value Funds Index                    (142,369)
AXP VP - Small Cap Advantage Fund                          Lipper Small-Cap Core Funds Index                       91,701
AXP VP - Strategy Aggressive Fund                          Lipper Mid-Cap Growth Funds Index                   (1,066,153)
AXP VP - Threadneedle Emerging Markets Fund                Lipper Emerging Markets Funds Index                    (18,119)
AXP VP - Threadneedle International Fund                   Lipper International Funds Index                      (855,957)
                                                                                                              -----------

AEFC has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of AEFC to subadvise the assets of AXP VP - Threadneedle Emerging Markets Fund and AXP VP - Threadneedle International Fund. Prior to July 10, 2004, AEFC had a Subadvisory Agreement with American Asset Management International Inc. (AEAMI), a wholly-owned subsidiary of AEFC.

AEFC has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC, to subadvise the assets of AXP VP - Small Cap Advantage Fund.

AEFC has a Subadvisory Agreement with GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, to subadvise the assets of AXP VP - Partners Select Value Fund.

--------------------------------------------------------------------------------
100   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AEFC has Subadvisory Agreements with Royce & Associates, LLC (Royce), a wholly-owned subsidiary of Legg Mason, Goldman Sachs Asset Management, L.P.,
(GSAM), Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), Donald Smith & Co., Inc. (Donald Smith) and Franklin Portfolio Associates, LLC (Franklin), each which subadvise a portion of the assets of AXP VP - Partners Small Cap Value Fund. Over time, it is the goal to have each subadviser manage an equal percentage of the Fund's portfolio. To help accomplish this goal, new assets into the Fund are primarily being directed to Barrow Hanley, Donald Smith and Franklin. On March 15, 2004, BHMS, Donald Smith and Franklin replaced Third Avenue Management, LLC as subadvisers to AXP VP - Partners Small Cap Value Fund.

In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse AEFC an amount equal to the cost of certain expenses incurred and paid by AEFC in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of AEFC. The reimbursement paid by AXP VP - Cash Management Fund will be limited to 0.25% of the Fund's average daily net assets.

The Funds have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                          Percentage range
AXP VP - Cash Management Fund                                 0.030% to 0.020%
AXP VP - Core Bond Fund                                       0.050% to 0.025%
AXP VP - Diversified Bond Fund                                0.050% to 0.025%
AXP VP - Diversified Equity Income Fund                       0.040% to 0.020%
AXP VP - Equity Select Fund                                   0.060% to 0.030%
AXP VP - Global Bond Fund                                     0.060% to 0.040%
AXP VP - Growth Fund                                          0.050% to 0.030%
AXP VP - High Yield Bond Fund                                 0.050% to 0.025%
AXP VP - Income Opportunities Fund                            0.050% to 0.025%
AXP VP - Large Cap Equity Fund                                0.050% to 0.030%
AXP VP - Large Cap Value Fund                                 0.050% to 0.030%
AXP VP - Managed Fund                                         0.040% to 0.020%
AXP VP - New Dimensions Fund                                  0.050% to 0.030%
AXP VP - Partners Select Value Fund                           0.060% to 0.035%
AXP VP - Partners Small Cap Value Fund                        0.080% to 0.055%
AXP VP - S&P 500 Index Fund                                   0.080% to 0.065%
AXP VP - Short Duration U.S. Government Fund                  0.050% to 0.025%
AXP VP - Small Cap Advantage Fund                             0.060% to 0.035%
AXP VP - Strategy Aggressive Fund                             0.060% to 0.035%
AXP VP - Threadneedle Emerging Markets Fund                   0.100% to 0.050%
AXP VP - Threadneedle International Fund                      0.060% to 0.035%
                                                              ----------------

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other American Express mutual funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

For the period ended Aug. 31, 2004, AEFC and its affiliates waived certain fees and expenses to 0.95% for AXP VP - Core Bond Fund, 0.99% for AXP VP - Income Opportunities Fund, 1.05% for AXP VP - Large Cap Value Fund, 1.15% for AXP VP - Partners Select Value Fund, 0.49% for AXP VP - S&P 500 Index Fund and 1.61% for AXP VP - Threadneedle Emerging Markets Fund. In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2005. Under this agreement, net expenses will not exceed the following percentage of the Fund's average daily net assets:

Fund                                                                Percentage
AXP VP - Core Bond Fund                                                0.950%
AXP VP - Equity Select Fund                                            1.100%
AXP VP - Income Opportunities                                          0.990%
AXP VP - Large Cap Value Fund                                          1.050%
AXP VP - Partners Select Value Fund                                    1.150%
AXP VP - S&P 500 Index Fund                                            0.495%
AXP VP - Threadneedle Emerging Markets Fund                            1.750%
                                                                       -----

--------------------------------------------------------------------------------
101   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Beginning Sept. 1, 2004, AEFC and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2005 for AXP VP - Partners Small Cap Value Fund. Under this agreement, total net expenses will not exceed 1.30% of the Fund's average daily net assets.

During the year ended Aug. 31, 2004, the Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                 Reduction
AXP VP - Cash Management Fund                                           $  193
AXP VP - Core Bond Fund(a)                                                 199
AXP VP - Diversified Bond Fund                                           1,148
AXP VP - Diversified Equity Income Fund                                    519
AXP VP - Equity Select Fund                                              1,540
AXP VP - Global Bond Fund                                                  455
AXP VP - Growth Fund                                                       458
AXP VP - High Yield Bond Fund                                              541
AXP VP - Income Opportunities Fund(b)                                       23
AXP VP - Large Cap Equity Fund                                             725
AXP VP - Large Cap Value Fund(a)                                           244
AXP VP - Managed Fund                                                      669
AXP VP - New Dimensions Fund                                                71
AXP VP - S&P 500 Index Fund                                              1,083
AXP VP - Short Duration U.S. Government Fund                               757
AXP VP - Small Cap Advantage Fund                                        1,730
AXP VP - Strategy Aggressive Fund                                          300
AXP VP - Threadneedle Emerging Markets Fund                                905
AXP VP - Threadneedle International Fund                                   694
                                                                        ------
(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

3.   SECURITIES TRANSACTIONS

For the year ended Aug. 31, 2004, cost of purchases and proceeds from sales of securities aggregated $3,323,906,118 (including $45,976,452 from IDS Life Series Money Market Portfolio that was acquired in the fund merger as described in Note
10) and $3,426,147,759, respectively, for AXP VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                                                    Purchases               Proceeds
AXP VP - Core Bond Fund(a)                                                           $   70,655,040         $   60,964,065
AXP VP - Diversified Bond Fund                                                        4,805,829,089(b)       5,040,432,089
AXP VP - Diversified Equity Income Fund                                                 513,611,335(c)         111,620,608
AXP VP - Equity Select Fund                                                             110,713,655             53,163,754
AXP VP - Global Bond Fund                                                               427,739,847            361,953,506
AXP VP - Growth Fund                                                                    485,122,032            461,164,441
AXP VP - High Yield Bond Fund                                                         1,553,555,468          1,356,237,434
AXP VP - Income Opportunities Fund(d)                                                     5,545,113              5,238,068
AXP VP - Large Cap Equity Fund                                                        2,822,319,878(e)       2,357,265,926
AXP VP - Large Cap Value Fund(a)                                                          5,211,152              1,118,779
AXP VP - Managed Fund                                                                 3,183,386,238(f)       3,134,370,214
AXP VP - New Dimensions Fund                                                          1,685,262,370          1,981,162,025
AXP VP - Partners Select Value Fund(a)                                                    5,471,519                586,915
AXP VP - Partners Small Cap Value Fund                                                  203,100,123            141,345,266
AXP VP - S&P 500 Index Fund                                                              92,240,390                977,634
AXP VP - Short Duration U.S. Government Fund                                            651,834,416(g)         630,388,008(h)
AXP VP - Small Cap Advantage Fund                                                       220,006,896            155,279,140
AXP VP - Strategy Aggressive Fund                                                       473,895,464            663,783,798
AXP VP - Threadneedle Emerging Markets Fund                                              58,850,722             32,941,883
AXP VP - Threadneedle International Fund                                              1,269,338,881(i)       1,146,341,683
                                                                                     --------------         --------------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) Including $77,304,542 from IDS Life Series Income Portfolio that was acquired in the fund merger as described in Note 10.

(c) Including $10,638,378 from IDS Life Series Equity Income Portfolio that was acquired in the fund merger as described in Note 10.

(d) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(e) Including $69,337,414 from AXP VP - Blue Chip Advantage Fund, $15,075,709 from AXP VP - Stock Fund and $565,926,204 from IDS Life Series Equity Portfolio that were acquired in the fund merger as described in Note 10.

(f) Including $343,045,330 from IDS Life Series Managed Portfolio that was acquired in the fund merger as described in Note 10.

(g) Including $23,655,864 from IDS Life Series Government Income Portfolio that was acquired in the fund merger as described in Note 10.

(h) Including $7,930,334 from securities sold to realign the Fund's portfolio immediately after the merger of IDS Life Series Government Portfolio.

(i) Including $161,678,021 from IDS Life Series International Equity Portfolio that was acquired in the fund merger as described in Note 10.

--------------------------------------------------------------------------------
102   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with AEFC for the year ended Aug. 31, 2004 are as follows:

Fund                                                            Amount paid
AXP VP - Diversified Equity Income Fund                           $  3,759
AXP VP - Equity Select Fund                                          1,650
AXP VP - Growth Fund                                                24,351
AXP VP - Large Cap Equity Fund                                      45,985
AXP VP - Large Cap Value Fund                                           17
AXP VP - Managed Fund                                               10,766
AXP VP - New Dimensions Fund                                       122,042
AXP VP - Strategy Aggressive Fund                                   14,828
                                                                  --------

Brokerage commissions paid to brokers affiliated with the subadvisers for AXP VP
- Partners Select Value Fund and AXP VP - Partners Small Cap Value Fund were $11,460 and $49,651, respectively, for the year ended Aug. 31, 2004.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                                                  Year ended Aug. 31, 2004
                                                               AXP VP -                   AXP VP -                AXP VP -
                                                                 Cash                       Core                 Diversified
                                                              Management                    Bond                    Bond
                                                                 Fund                      Fund(a)                  Fund
Sold                                                           407,892,748               1,167,565              11,630,729
Fund merger                                                     46,106,543                     N/A               7,879,202
Issued for reinvested distributions                              3,354,489                  33,416               5,685,611
Redeemed                                                      (552,221,480)               (150,706)            (35,168,272)
                                                            --------------               ---------             -----------
Net increase (decrease)                                        (94,867,700)              1,050,275              (9,972,730)
                                                            --------------               ---------             -----------

(a)  For the period from Feb. 4, 2004 (date the Fund became available) to Aug.
     31, 2004.

                                                                                  Year ended Aug. 31, 2003
                                                               AXP VP -                   AXP VP -                AXP VP -
                                                                 Cash                       Core                 Diversified
                                                              Management                    Bond                    Bond
                                                                 Fund                       Fund                    Fund
Sold                                                         1,034,451,999                   N/A                22,489,701
Issued for reinvested distribution                               8,163,727                   N/A                 7,739,126
Redeemed                                                    (1,297,574,772)                  N/A               (35,224,619)
                                                            --------------               ---------             -----------
Net increase (decrease)                                       (254,959,046)                  N/A                (4,995,792)
                                                            --------------               ---------             -----------

                                                                                  Year ended Aug. 31, 2004
                                                                AXP VP -                  AXP VP -                AXP VP -
                                                               Diversified                 Equity                  Global
                                                              Equity Income                Select                   Bond
                                                                  Fund                      Fund                    Fund
Sold                                                            37,052,964               6,310,689               8,683,374
Fund merger                                                      1,133,932                     N/A                     N/A
Issued for reinvested distributions                                698,518                      --               1,907,183
Redeemed                                                        (1,803,706)               (935,350)             (2,842,102)
                                                            --------------               ---------             -----------
Net increase (decrease)                                         37,081,708               5,375,339               7,748,455
                                                            --------------               ---------             -----------

                                                                                  Year ended Aug. 31, 2003
                                                               AXP VP -                   AXP VP -                AXP VP -
                                                              Diversified                  Equity                  Global
                                                             Equity Income                 Select                   Bond
                                                                     Fund                   Fund                    Fund
Sold                                                            15,141,340               8,836,598               8,750,558
Issued for reinvested distributions                                656,338                      --               1,621,030
Redeemed                                                        (9,246,293)               (384,943)             (3,568,486)
                                                            --------------               ---------             -----------
Net increase (decrease)                                          6,551,385               8,451,655               6,803,102
                                                            --------------               ---------             -----------

--------------------------------------------------------------------------------
103   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

                                                                                  Year ended Aug. 31, 2004
                                                                AXP VP -                  AXP VP -                AXP VP -
                                                                 Growth                  High Yield                Income
                                                                  Fund                    Bond Fund             Opportunities
                                                                                                                   Fund(a)
Sold                                                             8,891,498              42,800,480                   4,125
Issued for reinvested distributions                                 83,497              11,120,215                  15,146
Redeemed                                                        (4,039,515)            (18,357,854)                 (2,993)
                                                               -----------             -----------             -----------
Net increase (decrease)                                          4,935,480              35,562,841                  16,278

(a)  For the period from June 1, 2004 (date the Fund became available) to Aug.
     31, 2004.

                                                                                  Year ended Aug. 31, 2003
                                                                AXP VP -                  AXP VP -                AXP VP -
                                                                 Growth                  High Yield                Income
                                                                  Fund                    Bond Fund             Opportunities
                                                                                                                    Fund
Sold                                                            15,981,122              71,858,946                  N/A
Issued for reinvested distributions                                 70,858               8,853,755                  N/A
Redeemed                                                        (3,986,581)            (47,133,508)                 N/A
                                                               -----------             -----------             -----------
Net increase (decrease)                                         12,065,399              33,579,193                  N/A
                                                               -----------             -----------             -----------

                                                                                  Year ended Aug. 31, 2004
                                                                AXP VP -                  AXP VP -                AXP VP -
                                                                Large Cap                 Large Cap                Managed
                                                                 Equity                     Value                   Fund
                                                                  Fund                     Fund(a)
Sold                                                             3,370,740                 435,972               2,270,005
Fund merger                                                     34,368,282                     N/A              26,869,054
Issued for reinvested distributions                                678,836                   1,370               3,807,992
Redeemed                                                       (17,070,590)                 (9,197)            (30,822,612)
                                                               -----------             -----------             -----------
Net increase (decrease)                                         21,347,268                 428,145               2,124,439
                                                               -----------             -----------             -----------

(a)  For the period from Feb. 4, 2004 (date the Fund became available) to Aug.
     31, 2004.

                                                                                  Year ended Aug. 31, 2003
                                                                AXP VP -                  AXP VP -                AXP VP -
                                                                Large Cap                 Large Cap                Managed
                                                                 Equity                     Value                   Fund
                                                                  Fund                      Fund
Sold                                                             2,362,134                   N/A                 4,062,031
Issued for reinvested distributions                                800,832                   N/A                 7,990,651
Redeemed                                                       (28,451,446)                  N/A               (46,100,074)
                                                               -----------             -----------             -----------
Net increase (decrease)                                        (25,288,480)                  N/A               (34,047,392)
                                                               -----------             -----------             -----------

                                                                                  Year ended Aug. 31, 2004
                                                                AXP VP -                  AXP VP -                AXP VP -
                                                                   New                    Partners             Partners Small
                                                               Dimensions               Select Value              Cap Value
                                                                  Fund                     Fund(a)                  Fund
Sold                                                             9,122,276                 581,840               6,391,238
Issued for reinvested distributions                              1,368,805                     342                 201,350
Redeemed                                                       (26,509,122)                (17,212)               (868,840)
                                                               -----------             -----------             -----------
Net increase (decrease)                                        (16,018,041)                564,970               5,723,748
                                                               -----------             -----------             -----------

(a)  For the period from Feb. 4, 2004 (date the Fund became available) to Aug.
     31, 2004.

--------------------------------------------------------------------------------
104   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

                                                                                  Year ended Aug. 31, 2003
                                                                AXP VP -                  AXP VP -                AXP VP -
                                                                   New                    Partners             Partners Small
                                                               Dimensions               Select Value              Cap Value
                                                                  Fund                     Fund                    Fund
Sold                                                            15,280,603                   N/A                 5,477,129
Issued for reinvested distributions                              1,422,655                   N/A                    41,935
Redeemed                                                       (31,925,693)                  N/A                  (356,206)
                                                               -----------              ----------             -----------
Net increase (decrease)                                        (15,222,435)                  N/A                 5,162,858
                                                               -----------              ----------             -----------

                                                                                  Year ended Aug. 31, 2004
                                                                AXP VP -                  AXP VP -                AXP VP -
                                                                 S&P 500               Short Duration             Small Cap
                                                                  Index                U.S. Government            Advantage
                                                                  Fund                     Fund                    Fund
Sold                                                            14,172,187               8,475,468               5,947,797
Fund merger                                                            N/A               2,394,508                     N/A
Issued for reinvested distributions                                337,998               1,274,589                      --
Redeemed                                                        (1,851,687)             (8,983,052)               (419,580)
                                                               -----------              ----------             -----------
Net increase (decrease)                                         12,658,498               3,161,513               5,528,217
                                                               -----------              ----------             -----------

                                                                                  Year ended Aug. 31, 2003
                                                                AXP VP -                  AXP VP -                AXP VP -
                                                                 S&P 500               Short Duration             Small Cap
                                                                  Index                U.S. Government            Advantage
                                                                  Fund                      Fund                    Fund
Sold                                                            10,815,463              25,859,995               2,733,191
Issued for reinvested distributions                                229,997               1,092,715                      --
Redeemed                                                        (1,925,880)             (7,318,788)               (445,359)
                                                               -----------              ----------             -----------
Net increase (decrease)                                          9,119,580              19,633,922               2,287,832
                                                               -----------              ----------             -----------

                                                                                  Year ended Aug. 31, 2004
                                                                 AXP VP -                  AXP VP -                AXP VP -
                                                                 Strategy                Threadneedle            Threadneedle
                                                                Aggressive             Emerging Markets          International
                                                                   Fund                      Fund                    Fund
Sold                                                             2,637,965               3,182,131              11,006,483
Fund merger                                                            N/A                     N/A              21,939,684
Issued for reinvested distributions                                     --                  25,814               1,079,430
Redeemed                                                       (26,077,460)               (448,306)            (18,496,473)
                                                               -----------              ----------             -----------
Net increase (decrease)                                        (23,439,495)              2,759,639              15,529,124
                                                               -----------              ----------             -----------

                                                                                  Year ended Aug. 31, 2003
                                                                 AXP VP -                  AXP VP -                AXP VP -
                                                                 Strategy                Threadneedle            Threadneedle
                                                                Aggressive             Emerging Markets          International
                                                                   Fund                     Fund                    Fund
Sold                                                             6,880,685               1,532,314              61,563,364
Issued for reinvested distributions                                     --                   3,929               1,051,833
Redeemed                                                       (41,451,528)             (1,005,938)            (84,683,630)
                                                               -----------              ----------             -----------
Net increase (decrease)                                        (34,570,843)                530,305             (22,068,433)
                                                               -----------              ----------             -----------

--------------------------------------------------------------------------------
105   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of Aug. 31, 2004, AXP VP - Diversified Equity Income Fund, AXP VP - Global Bond Fund and AXP VP - Threadneedle Emerging Markets Fund have entered into forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

AXP VP - Diversified Equity Income Fund

                                         Currency to            Currency to              Unrealized              Unrealized
Exchange date                           be delivered            be received             appreciation            depreciation
Sept. 1, 2004                              1,319,862                734,955                $4,675                    $--
                                         U.S. Dollar          British Pound
                                  ------------------      -----------------               -------                   ----

AXP VP - Global Bond Fund
                                         Currency to            Currency to              Unrealized              Unrealized
Exchange date                           be delivered            be received             appreciation            depreciation
Sept. 7, 2004                              1,890,000              2,700,000              $ 10,595                    $--
                                         U.S. Dollar      Australian Dollar
Sept. 9, 2004                              9,394,347          1,047,000,000               194,108                     --
                                         U.S. Dollar           Japanese Yen
                                  ------------------      -----------------              --------                   ----
Total                                                                                    $204,703                    $--
                                                                                         --------                   ----
AXP VP - Threadneedle Emerging Markets Fund
                                         Currency to            Currency to              Unrealized              Unrealized
Exchange date                           be delivered            be received             appreciation            depreciation
Sept. 1, 2004                              3,200,000                481,109                $1,881                    $--
                                  South African Rand            U.S. Dollar
                                  ------------------      -----------------               -------                   ----

6. LENDING OF PORTFOLIO SECURITIES

Presented below is information regarding securities on loan as of Aug. 31, 2004.

                                                             AXP VP -            AXP VP -          AXP VP -       AXP VP -
                                                         Diversified Bond   Diversified Equity    Global Bond      Growth
                                                               Fund             Income Fund          Fund           Fund
Value of securities on loan to brokers                      $37,792,453         $14,351,930        $4,197,960    $1,810,400
                                                            -----------         -----------        ----------    ----------
Collateral received for securities loaned:
Cash                                                        $38,500,620         $15,309,000        $4,290,000    $1,840,000
U.S. government securities, at value                                 --                  --                --            --
                                                            -----------         -----------        ----------    ----------
Total collateral received for securities loaned             $38,500,620         $15,309,000        $4,290,000    $1,840,000
                                                            -----------         -----------        ----------    ----------

                                                                                                   AXP VP -       AXP VP -
                                                             AXP VP -            AXP VP -             New         Small Cap
                                                             Large Cap            Managed         Dimensions      Advantage
                                                            Equity Fund            Fund              Fund           Fund
Value of securities on loan to brokers                      $32,704,600         $12,919,146          $788,920    $1,858,900
                                                            -----------         -----------        ----------    ----------
Collateral received for securities loaned:
Cash                                                        $33,776,000         $13,216,900          $800,800    $1,985,000
U.S. government securities, at value                                 --                  --                --            --
                                                            -----------         -----------        ----------    ----------
Total collateral received for securities loaned             $33,776,000         $13,216,900          $800,800    $1,985,000
                                                            -----------         -----------        ----------    ----------

                                                                                                   AXP VP -       AXP VP -
                                                                                                   Strategy     Threadneedle
                                                                                                  Aggressive    International
                                    Fund Fund
Value of securities on loan to brokers                                                            $12,237,000    $7,257,289
                                                                                                  -----------    ----------
Collateral received for securities loaned:
Cash                                                                                              $13,270,000    $7,521,000
U.S. government securities, at value                                                                       --            --
                                                                                                  -----------    ----------
Total collateral received for securities loaned                                                   $13,270,000    $7,521,000
                                                                                                  -----------    ----------

--------------------------------------------------------------------------------
106   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities."

Income from securities lending amounted to $245,287, $71,676, $35,540, $10,794, $37,722, $84,622, $107,097, $4,531, $32,201 and $357,664 for AXP VP -
Diversified Bond Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Global Bond Fund, AXP VP - Growth Fund, AXP VP - Large Cap Equity Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Strategy Aggressive Fund and AXP VP - Threadneedle International Fund, respectively, for the year ended Aug. 31, 2004.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. FUTURES CONTRACTS

As of Aug. 31, 2004, AXP VP - Core Bond Fund's investments in securities included securities valued at $29,040 that were pledged as collateral to cover initial margin deposits on 6 open sale interest rate futures contracts. The notional market value of the open sale interest rate futures contracts as of Aug. 31, 2004 was $673,875 with a net unrealized loss of $3,032. See "Summary of significant accounting policies" and "Notes to investments in securities."

As of Aug. 31, 2004, AXP VP - Diversified Bond Fund's investments in securities included securities valued at $1,925,864 that were pledged as collateral to cover initial margin deposits on 245 open purchase interest rate futures contracts and 1,634 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts as of Aug. 31, 2004 was $27,271,563 with a net unrealized gain of $466,699. The notional market value of the open sale interest rate futures contracts as of Aug. 31, 2004 was $183,955,344 with a net unrealized loss of $3,142,690. See "Summary of significant accounting policies" and "Notes to investments in securities."

As of Aug. 31, 2004, AXP VP - Global Bond Fund's investments in securities included securities valued at $246,304 that were pledged as collateral to cover initial margin deposits on 150 open sale interest rate futures contracts. The notional market value of the open sale interest rate futures contracts as of Aug. 31, 2004 was $16,886,000 with a net unrealized loss of $107,482. See "Summary of significant accounting policies" and "Notes to investments in securities."

As of Aug. 31, 2004, AXP VP - Managed Fund's investments in securities included securities valued at $920,255 that were pledged as collateral to cover initial margin deposits on 205 open purchase interest rate futures contracts and 878 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts as of Aug. 31, 2004 was $22,819,063 with a net unrealized gain of $389,820. The notional market value of the open sale interest rate futures contracts as of Aug. 31, 2004 was $98,703,860 with a net unrealized loss of $1,479,292. See "Summary of significant accounting policies" and "Notes to investments in securities."

As of Aug. 31, 2004, AXP VP - New Dimensions Fund's investments in securities included securities valued at $9,509,100 that were pledged as collateral to cover initial margin deposits on 319 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts as of Aug. 31, 2004 was $88,051,975 with a net unrealized loss of $662,029. See "Summary of significant accounting policies" and "Notes to investments in securities."

As of Aug. 31, 2004, AXP VP - S&P 500 Index Fund's investments in securities included securities valued at $653,540 that were pledged as collateral to cover initial margin deposits on 128 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts as of Aug. 31, 2004 was $7,066,240 with a net unrealized gain of $85,803. See "Summary of significant accounting policies" and "Notes to investments in securities."

As of Aug. 31, 2004, AXP VP - Short Duration U.S. Government Fund's investments in securities included securities valued at $479,346 that were pledged as collateral to cover initial margin deposits on 100 open purchase interest rate futures contracts and 466 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts as of Aug. 31, 2004 was $20,391,344 with a net unrealized gain of $140,761. The notional market value of the open sale interest rate futures contracts as of Aug. 31, 2004 was $51,933,018 with a net unrealized loss of 339,357. See "Summary of significant accounting policies" and "Notes to investments in securities."

As of Aug. 31, 2004, AXP VP - Small Cap Advantage Fund's investments in securities included securities valued at $165,800 that were pledged as collateral to cover initial margin deposits on 3 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts as of Aug. 31, 2004 was $822,150 with a net unrealized loss of $1,487. See "Summary of significant accounting policies" and "Notes to investments in securities."

--------------------------------------------------------------------------------
107   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written by AXP VP - Diversified Bond Fund during the year ended Aug. 31, 2004 are as follows:

                                                         Calls                                          Puts
                                           Contracts               Premiums               Contracts               Premiums
Balance Aug. 31, 2003                         197                $ 377,823                   197                $ 180,822
Exercised                                    (197)                (377,823)                   --                       --
Expired                                        --                       --                  (197)                (180,822)
                                             ----                ---------                  ----                ---------
Balance Aug. 31, 2004                          --                $      --                    --                $      --
                                             ----                ---------                  ----                ---------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - Global Bond Fund during the year ended Aug. 31, 2004 are as follows:

                                                         Calls                                          Puts
                                           Contracts               Premiums               Contracts               Premiums
Balance Aug. 31, 2003                          33                 $ 63,290                    33                 $ 30,290
Exercised                                     (33)                 (63,290)                   --                       --
Expired                                        --                       --                   (33)                 (30,290)
                                              ---                 --------                   ---                 --------
Balance Aug. 31, 2004                          --                 $     --                    --                 $     --
                                              ---                 --------                   ---                 --------

See "Summary of significant accounting policies."

Contracts and premiums associated with options on futures contracts written by AXP VP - Managed Fund during the year ended Aug. 31, 2004 are as follows:

                                                         Calls                                          Puts
                                           Contracts               Premiums               Contracts               Premiums
Balance Aug. 31, 2003                          89                $ 170,692                    89                 $ 81,691
Exercised                                     (89)                (170,692)                   --                       --
Expired                                        --                       --                   (89)                 (81,691)
                                              ---                 --------                   ---                 --------
Balance Aug. 31, 2004                          --                $      --                    --                 $     --
                                              ---                ---------                   ---                 --------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - Short Duration U.S. Government Fund during the year ended Aug. 31, 2004 are as follows:

                                                         Calls                                          Puts
                                           Contracts               Premiums               Contracts               Premiums
Balance Aug. 31, 2003                          50                $  52,925                    60                $  54,135
Opened                                        250                  366,344                   345                  356,354
Closed                                       (300)                (419,269)                 (195)                (235,392)
Expired                                        --                       --                  (135)                (133,210)
                                             ----                ---------                  ----                ---------
Balance Aug. 31, 2004                          --                $      --                    75                $  41,887
                                             ----                ---------                  ----                ---------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - Strategy Aggressive Fund during the year ended Aug. 31, 2004 are as follows:

                                                                                                        Puts
                                                                                          Contracts               Premiums
Balance Aug. 31, 2003                                                                         --                $      --
Opened                                                                                     2,400                  377,025
Closed                                                                                        --                       --
Exercised                                                                                     --                       --
Expired                                                                                   (2,400)                (377,025)
                                                                                          ------                ---------
Balance Aug. 31, 2004                                                                         --                $      --
                                                                                          ------                ---------

See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
108   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs as of Aug. 31, 2004 are as follows:

Fund                                                                Carry-over
AXP VP - Cash Management Fund                                   $        3,072
AXP VP - Core Bond Fund                                                145,044
AXP VP - Diversified Bond Fund                                     151,358,644
AXP VP - Diversified Equity Income Fund                              3,603,954
AXP VP - Equity Select Fund                                          6,215,578
AXP VP - Global Bond Fund                                            1,693,457
AXP VP - Growth Fund                                               143,267,473
AXP VP - High Yield Bond Fund                                      252,893,099
AXP VP - Income Opportunities Fund                                          --
AXP VP - Large Cap Equity Fund                                     622,844,931
AXP VP - Large Cap Value Fund                                               --
AXP VP - Managed Fund                                              159,494,410
AXP VP - New Dimensions Fund                                       399,517,353
AXP VP - Partners Select Value Fund                                         --
AXP VP - Partners Small Cap Value Fund                                      --
AXP VP - S&P 500 Index Fund                                          2,210,617
AXP VP - Short Duration U.S. Government Fund                         4,101,253
AXP VP - Small Cap Advantage Fund                                           --
AXP VP - Strategy Aggressive Fund                                1,400,202,513
AXP VP - Threadneedle Emerging Markets Fund                                 --
AXP VP - Threadneedle International Fund                           795,220,548
                                                                --------------

At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

Fund                                                                 2007                   2008                    2009
AXP VP - Cash Management Fund                                  $        --              $     3,072            $         --
AXP VP - Core Bond Fund                                                 --                       --                      --
AXP VP - Diversified Bond Fund                                  14,789,852               53,324,465              47,894,894
AXP VP - Diversified Equity Income Fund                                 --                       --                 115,766
AXP VP - Equity Select Fund                                             --                       --                      --
AXP VP - Global Bond Fund                                               --                       --                      --
AXP VP - Growth Fund                                                    --                       --                      --
AXP VP - High Yield Bond Fund                                           --                5,727,984              40,154,779
AXP VP - Income Opportunities Fund                                      --                       --                      --
AXP VP - Large Cap Equity Fund                                          --                       --             160,388,406
AXP VP - Large Cap Value Fund                                           --                       --                      --
AXP VP - Managed Fund                                                   --               33,216,493              59,893,474
AXP VP - New Dimensions Fund                                            --                       --                      --
AXP VP - Partners Select Value Fund                                     --                       --                      --
AXP VP - Partners Small Cap Value Fund                                  --                       --                      --
AXP VP - S&P 500 Index Fund                                             --                       --                      --
AXP VP - Short Duration U.S. Government Fund                            --                       --                      --
AXP VP - Small Cap Advantage Fund                                       --                       --                      --
AXP VP - Strategy Aggressive Fund                                       --                       --             124,275,882
AXP VP - Threadneedle Emerging Markets Fund                             --                       --                      --
AXP VP - Threadneedle International Fund                                --               44,583,531              18,436,163
                                                               -----------              -----------            ------------

--------------------------------------------------------------------------------
109   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Fund                                                              2010              2011             2012              2013
AXP VP - Cash Management Fund                             $         --      $         --      $        --       $        --
AXP VP - Core Bond Fund                                             --                --          145,044                --
AXP VP - Diversified Bond Fund                               9,863,475        15,651,826        4,207,631         5,626,501
AXP VP - Diversified Equity Income Fund                             --         3,488,188               --                --
AXP VP - Equity Select Fund                                         --           859,005               --         5,356,573
AXP VP - Global Bond Fund                                    1,693,457                --               --                --
AXP VP - Growth Fund                                        62,888,817        79,742,473               --           636,183
AXP VP - High Yield Bond Fund                              100,694,093       106,316,243               --                --
AXP VP - Income Opportunities Fund                                  --                --               --                --
AXP VP - Large Cap Equity Fund                              64,179,516       398,277,009               --                --
AXP VP - Large Cap Value Fund                                       --                --               --                --
AXP VP - Managed Fund                                               --        66,384,443               --                --
AXP VP - New Dimensions Fund                               249,136,806       150,380,547               --                --
AXP VP - Partners Select Value Fund                                 --                --               --                --
AXP VP - Partners Small Cap Value Fund                              --                --               --                --
AXP VP - S&P 500 Index Fund                                    171,047         2,039,570               --                --
AXP VP - Short Duration U.S. Government Fund                        --                --               --         4,101,253
AXP VP - Small Cap Advantage Fund                                   --                --               --                --
AXP VP - Strategy Aggressive Fund                          869,472,336       310,534,170       39,544,440        56,375,685
AXP VP - Threadneedle Emerging Markets Fund                         --                --               --                --
AXP VP - Threadneedle International Fund                   619,734,726        90,583,080       21,883,048                --
                                                          ------------      ------------      -----------       -----------

The Funds, in connection with the mergers as described in Note 10, acquired the following capital loss carry-overs:

Fund                                                                Carry-over
AXP VP - Cash Management Fund                                     $         --
AXP VP - Diversified Bond Fund                                       1,887,673
AXP VP - Diversified Equity Income Fund                                203,410
AXP VP - Large Cap Equity Fund                                     219,522,945
AXP VP - Managed Fund                                               93,466,496
AXP VP - Short Duration U.S. Government Fund                           105,388
AXP VP - Threadneedle International Fund                            65,239,405

In addition to the acquired capital loss carry-overs, the Funds also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

10. FUND MERGERS

AXP VP - Cash Management Fund

At the close of business on July 9, 2004, AXP VP - Cash Management Fund acquired the assets and assumed the identified liabilities of IDS Life Series Money Market Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of AXP VP - Cash Management Fund immediately before the acquisition were $715,812,600 and the combined net assets immediately after the acquisition were $761,902,594.

The merger was accomplished by a tax-free exchange of 46,093,550 shares of IDS Life Series Money Market Portfolio valued at $46,089,994.

In exchange for the IDS Life Series Money Market Portfolio shares and net assets, AXP VP - Cash Management Fund issued 46,106,543 shares.

IDS Life Series Money Market Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $46,089,994, which includes $46,089,994 of capital stock.

--------------------------------------------------------------------------------
110   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Bond Fund

At the close of business on July 9, 2004, AXP VP - Diversified Bond Fund acquired the assets and assumed the identified liabilities of IDS Life Series Income Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of AXP VP - Diversified Bond Fund immediately before the acquisition were $1,605,166,947 and the combined net assets immediately after the acquisition were $1,687,687,627.

The merger was accomplished by a tax-free exchange of 8,455,589 shares of IDS Life Series Income Portfolio valued at $82,520,680.

In exchange for the IDS Life Series Income Portfolio shares and net assets, AXP VP - Diversified Bond Fund issued 7,879,202 shares.

IDS Life Series Income Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $82,520,680, which includes $84,752,461 of capital stock, ($282,284) of unrealized depreciation and ($1,949,497) of accumulated net realized loss.

AXP VP - Diversified Equity Income Fund

At the close of business on July 9, 2004, AXP VP - Diversified Equity Income Fund acquired the assets and assumed the identified liabilities of IDS Life Series Equity Income Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of AXP VP - Diversified Equity Income Fund immediately before the acquisition were $784,736,631 and the combined net assets immediately after the acquisition were $797,507,627.

The merger was accomplished by a tax-free exchange of 1,171,233 shares of IDS Life Series Equity Income Portfolio valued at $12,770,996.

In exchange for the IDS Life Series Equity Income Portfolio shares and net assets, AXP VP - Diversified Equity Income Fund issued 1,133,932 shares.

IDS Life Series Equity Income Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $12,770,996, which includes $11,141,310 of capital stock, $1,942,850 of unrealized appreciation and ($313,164) accumulated net realized loss.

AXP VP - Large Cap Equity Fund

At the close of business on July 9, 2004, AXP VP - Large Cap Equity Fund acquired the assets and assumed the identified liabilities of AXP VP - Blue Chip Advantage Fund, AXP VP - Stock Fund and IDS Life Series Equity Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of AXP VP - Large Cap Equity Fund immediately before the acquisition were $1,956,841,848 and the combined net assets immediately after the acquisition were $2,635,350,043.

The merger was accomplished by a tax-free exchange of the following:

                                                     Shares           Value
AXP VP - Blue Chip Advantage Fund                  9,018,701      $ 70,580,460
AXP VP - Stock Fund                                1,802,859      $ 15,558,284
IDS Life Series Equity Portfolio                  41,391,258      $592,369,451
                                                  ----------      ------------

In exchange for the AXP VP - Blue Chip Advantage Fund, AXP VP - Stock Fund and IDS Life Series Equity Portfolio shares and net assets, AXP VP - Large Cap Equity Fund issued 34,368,282 shares.

AXP VP - Blue Chip Advantage Fund's, AXP VP - Stock Fund's and IDS Life Series Equity Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and temporary book-to-tax differences.

                                                                                                                  Temporary
                                             Total            Capital        Unrealized      Accumulated net     book-to-tax
                                          net assets           stock        appreciation      realized loss      differences
AXP VP - Blue Chip Advantage Fund      $ 70,580,460      $ 91,818,264        $   525,481      $ (21,763,285)       $  --
AXP VP - Stock Fund                      15,558,284        15,459,338            150,180            (51,233)          (1)
IDS Life Series Equity Portfolio        592,369,451       773,667,893         18,050,167       (199,348,293)        (316)
                                       ------------      ------------        -----------      -------------        -----

--------------------------------------------------------------------------------
111   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

At the close of business on July 9, 2004, AXP VP - Managed Fund acquired the assets and assumed the identified liabilities of IDS Life Series Managed Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of AXP VP - Managed Fund immediately before the acquisition were $2,327,723,407 and the combined net assets immediately after the acquisition were $2,705,102,673.

The merger was accomplished by a tax-free exchange of 28,120,071 shares of IDS Life Series Managed Portfolio valued at $377,379,266.

In exchange for the IDS Life Series Managed Portfolio shares and net assets, AXP VP - Managed Fund issued 26,869,054 shares.

IDS Life Series Managed Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $377,379,266, which includes $463,274,174 of capital stock, $8,315,086 of unrealized appreciation, ($94,202,895) of accumulated net realized loss and ($7,099) of temporary book-to-tax differences.

AXP VP - Short Duration U.S. Government Fund

At the close of business on July 9, 2004, AXP VP - Short Duration U.S. Government Fund acquired the assets and assumed the identified liabilities of IDS Life Series Government Securities Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of AXP VP - Short Duration U.S. Government Fund immediately before the acquisition were $472,541,031 and the combined net assets immediately after the acquisition were $497,231,191.

The merger was accomplished by a tax-free exchange of 2,399,885 shares of IDS Life Series Government Securities Portfolio valued at $24,690,160.

In exchange for the IDS Life Series Government Securities Portfolio shares and net assets, AXP VP - Short Duration U.S. Government Fund issued 2,394,508 shares.

IDS Life Series Government Securities Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $24,690,160, which includes $24,504,312 of capital stock, $292,495 of unrealized appreciation and ($106,647) of accumulated net realized loss.

AXP VP - Threadneedle International Fund

At the close of business on July 9, 2004, AXP VP - Threadneedle International Fund acquired the assets and assumed the identified liabilities of IDS Life Series International Equity Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of AXP VP - Threadneedle International Fund immediately before the acquisition were $823,057,521 and the combined net assets immediately after the acquisition were $1,008,727,812.

The merger was accomplished by a tax-free exchange of 16,165,428 shares of IDS Life Series International Equity Portfolio valued at $185,670,291.

In exchange for the IDS Life Series International Equity Portfolio shares and net assets, AXP VP - Threadneedle International Fund issued 21,939,684 shares.

IDS Life Series International Equity Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $185,670,291, which includes $230,940,962 of capital stock, $20,280,571 of unrealized appreciation, ($65,518,971) of accumulated net realized loss and ($32,271) of temporary book-to-tax differences.

11. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Each Fund had no borrowings outstanding during the year ended Aug. 31, 2004.

Effective Sept. 21, 2004, the Funds will enter into a new revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Funds will be permitted to have bank borrowings for temporary or emergency purposes, including funding shareholder redemptions.

--------------------------------------------------------------------------------
112   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

12. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP VP - Cash Management Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004        2003        2002         2001       2000
Net asset value, beginning of period                                   $1.00       $1.00       $1.00        $1.00      $1.00
Income from investment operations:
Net investment income (loss)                                              --         .01         .02          .05        .05
Less distributions:
Dividends from net investment income                                      --        (.01)       (.02)        (.05)      (.05)
Net asset value, end of period                                         $1.00       $1.00       $1.00        $1.00      $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                 $773        $868      $1,123       $1,063       $783
Ratio of expenses to average daily net assets(b)                        .69%        .70%        .69%         .68%       .68%
Ratio of net investment income (loss) to average daily net assets       .47%        .72%       1.61%        4.76%      5.38%
Total return(c)                                                         .48%        .72%       1.59%        4.94%      5.52%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Core Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004(b)
Net asset value, beginning of period                                  $ 9.98
Income from investment operations:
Net investment income (loss)                                             .14
Net gains (losses) (both realized and unrealized)                        .03
Total from investment operations                                         .17
Less distributions:
Dividends from net investment income                                    (.14)
Net asset value, end of period                                        $10.01

Ratios/supplemental data
Net assets, end of period (in millions)                                  $36
Ratio of expenses to average daily net assets(c),(d)                    .95%(f)
Ratio of net investment income (loss) to average daily net assets      2.33%(f)
Portfolio turnover rate (excluding short-term securities)               221%
Total return(e)                                                        1.67%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 1.13% for the period ended Aug. 31, 2004.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
113   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000
Net asset value, beginning of period                                   $10.40      $10.38      $10.61       $10.29     $10.56
Income from investment operations:
Net investment income (loss)                                              .38         .44         .56          .70        .75
Net gains (losses) (both realized and unrealized)                         .22         .02        (.23)         .30       (.27)
Total from investment operations                                          .60         .46         .33         1.00        .48
Less distributions:
Dividends from net investment income                                     (.38)       (.44)       (.56)        (.68)      (.75)
Net asset value, end of period                                         $10.62      $10.40      $10.38       $10.61     $10.29

Ratios/supplemental data
Net assets, end of period (in millions)                                $1,696      $1,765      $1,814       $1,626     $1,468
Ratio of expenses to average daily net assets(b)                         .81%        .81%        .80%         .80%       .79%
Ratio of net investment income (loss) to average daily net assets       3.60%       4.23%       5.41%        6.72%      7.30%
Portfolio turnover rate (excluding short-term securities)                295%        251%        167%         122%        70%
Total return(c)                                                         5.84%       4.50%       3.20%       10.07%      4.69%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Diversified Equity Income Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                   $ 9.65       $8.41      $10.20       $10.05     $ 9.76
Income from investment operations:
Net investment income (loss)                                              .17         .17         .13          .11        .10
Net gains (losses) (both realized and unrealized)                        1.51        1.24       (1.75)         .15        .30
Total from investment operations                                         1.68        1.41       (1.62)         .26        .40
Less distributions:
Dividends from net investment income                                     (.16)       (.17)       (.13)        (.11)      (.11)
Distributions from realized gains                                          --          --        (.04)          --         --
Total distributions                                                      (.16)       (.17)       (.17)        (.11)      (.11)
Net asset value, end of period                                         $11.17       $9.65     $  8.41       $10.20     $10.05

Ratios/supplemental data
Net assets, end of period (in millions)                                  $843        $370        $267         $106        $23
Ratio of expenses to average daily net assets(c)                         .86%        .76%        .87%         .91%(d)    .95%(d),(f)
Ratio of net investment income (loss) to average daily net assets       1.77%       2.13%       1.59%        1.49%      1.42%(f)
Portfolio turnover rate (excluding short-term securities)                 19%         39%         35%          68%        53%
Total return(e)                                                        17.53%      17.00%     (16.16%)       2.56%      4.21%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.17% and 1.49% for the periods ended Aug. 31, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
114   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Equity Select Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001(b)
Net asset value, beginning of period                                    $10.09      $ 8.54      $ 9.57       $10.27
Income from investment operations:
Net investment income (loss)                                              (.05)       (.05)       (.04)        (.01)
Net gains (losses) (both realized and unrealized)                          .07        1.60        (.99)        (.69)
Total from investment operations                                           .02        1.55       (1.03)        (.70)
Net asset value, end of period                                          $10.11      $10.09      $ 8.54       $ 9.57

Ratios/supplemental data
Net assets, end of period (in millions)                                   $225        $170         $72          $14
Ratio of expenses to average daily net assets(c)                          .85%       1.06%       1.10%(d)     1.10%(d),(f)
Ratio of net investment income (loss) to average daily net assets        (.49%)      (.71%)      (.76%)       (.45%)(f)
Portfolio turnover rate (excluding short-term securities)                  25%         19%         20%          19%
Total return(e)                                                           .13%      18.20%     (10.77%)      (6.82%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.39% and 2.99% for the periods ended Aug. 31, 2002 and 2001, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - Global Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000
Net asset value, beginning of period                                    $10.40      $10.02      $ 9.76        $9.34      $9.84
Income from investment operations:
Net investment income (loss)                                               .35         .34         .38          .43        .32
Net gains (losses) (both realized and unrealized)                          .73         .61         .36          .23       (.51)
Total from investment operations                                          1.08         .95         .74          .66       (.19)
Less distributions:
Dividends from net investment income                                      (.66)       (.57)       (.48)        (.24)      (.31)
Net asset value, end of period                                          $10.82      $10.40      $10.02        $9.76      $9.34

Ratios/supplemental data
Net assets, end of period (in millions)                                   $409        $312        $233         $191       $177
Ratio of expenses to average daily net assets(b)                         1.08%       1.09%       1.08%        1.07%      1.07%
Ratio of net investment income (loss) to average daily net assets        2.76%       3.08%       3.92%        4.54%      4.81%
Portfolio turnover rate (excluding short-term securities)                 105%        102%         46%          34%        50%
Total return(c)                                                         10.57%       9.56%       7.83%        7.14%     (1.90%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
115   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Growth Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                    $5.45       $5.00      $ 6.48       $13.46     $ 9.72
Income from investment operations:
Net investment income (loss)                                              .02         .01          --         (.01)        --
Net gains (losses) (both realized and unrealized)                         .24         .45       (1.48)       (6.97)      3.75
Total from investment operations                                          .26         .46       (1.48)       (6.98)      3.75
Less distributions:
Dividends from net investment income                                     (.02)       (.01)         --           --         --
Tax return of capital                                                      --          --          --           --       (.01)
Total distributions                                                      (.02)       (.01)         --           --       (.01)
Net asset value, end of period                                          $5.69       $5.45      $ 5.00      $  6.48     $13.46

Ratios/supplemental data
Net assets, end of period (in millions)                                  $261        $223        $144         $177       $195
Ratio of expenses to average daily net assets(c)                         .85%        .99%        .81%         .90%(d)    .95%(d),(f)
Ratio of net investment income (loss) to average daily net assets        .27%        .20%         --%        (.19%)     (.09%)(f)
Portfolio turnover rate (excluding short-term securities)                192%        199%        272%          41%        17%
Total return(e)                                                         4.64%       9.29%     (22.80%)     (51.87%)    38.59%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.91% and 0.97% for the periods ended Aug 31, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - High Yield Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000
Net asset value, beginning of period                                    $6.22       $5.66      $ 6.83        $7.76      $8.75
Income from investment operations:
Net investment income (loss)                                              .47         .48         .56          .79        .85
Net gains (losses) (both realized and unrealized)                         .38         .54       (1.17)        (.95)      (.99)
Total from investment operations                                          .85        1.02        (.61)        (.16)      (.14)
Less distributions:
Dividends from net investment income                                     (.47)       (.46)       (.56)        (.77)      (.85)
Net asset value, end of period                                          $6.60       $6.22      $ 5.66        $6.83      $7.76

Ratios/supplemental data
Net assets, end of period (in millions)                                $1,130        $843        $577         $609       $595
Ratio of expenses to average daily net assets(b)                         .82%        .83%        .83%         .82%       .82%
Ratio of net investment income (loss) to average daily net assets       7.30%       8.31%       8.91%       11.04%     10.35%
Portfolio turnover rate (excluding short-term securities)                139%        141%        135%          86%        63%
Total return(c)                                                        14.03%      18.81%      (9.33%)      (1.89%)    (1.59%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
116   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Income Opportunities Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004(b)
Net asset value, beginning of period                                  $ 9.93
Income from investment operations:
Net investment income (loss)                                             .15
Net gains (losses) (both realized and unrealized)                        .36
Total from investment operations                                         .51
Less distributions:
Dividends from net investment income                                    (.15)
Net asset value, end of period                                        $10.29

Ratios/supplemental data
Net assets, end of period (in millions)                                  $16
Ratio of expenses to average daily net assets(c),(d)                    .99%(f)
Ratio of net investment income (loss) to average daily net assets      6.03%(f)
Portfolio turnover rate (excluding short-term securities)                36%
Total return(e)                                                        5.17%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 1.55% for the period ended Aug. 31, 2004.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - Large Cap Equity Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004        2003        2002         2001       2000
Net asset value, beginning of period                                  $18.04      $16.48      $20.87      $ 37.21     $34.62
Income from investment operations:
Net investment income (loss)                                             .14         .10         .10          .05        .01
Net gains (losses) (both realized and unrealized)                       1.28        1.56       (2.83)      (12.96)      6.20
Total from investment operations                                        1.42        1.66       (2.73)      (12.91)      6.21
Less distributions:
Dividends from net investment income                                    (.14)       (.10)       (.09)        (.04)      (.01)
Distributions from realized gains                                         --          --       (1.57)       (3.39)     (3.61)
Total distributions                                                     (.14)       (.10)      (1.66)       (3.43)     (3.62)
Net asset value, end of period                                        $19.32      $18.04      $16.48      $ 20.87     $37.21

Ratios/supplemental data
Net assets, end of period (in millions)                               $2,535      $1,982      $2,227       $3,270     $5,920
Ratio of expenses to average daily net assets(b)                        .85%        .85%        .80%         .78%       .77%
Ratio of net investment income (loss) to average daily net assets       .72%        .62%        .52%         .13%      (.02%)
Portfolio turnover rate (excluding short-term securities)               114%        115%        146%          62%        52%
Total return(c)                                                        7.87%      10.16%     (14.08%)     (36.48%)    19.26%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
117   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Large Cap Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004(b)
Net asset value, beginning of period                                   $ 9.99
Income from investment operations:
Net investment income (loss)                                              .05
Net gains (losses) (both realized and unrealized)                         .02
Total from investment operations                                          .07
Less distributions:
Dividends from net investment income                                     (.06)
Net asset value, end of period                                         $10.00

Ratios/supplemental data
Net assets, end of period (in millions)                                    $7
Ratio of expenses to average daily net assets(c),(d)                    1.05%(f)
Ratio of net investment income (loss) to average daily net assets       1.03%(f)
Portfolio turnover rate (excluding short-term securities)                 24%
Total return(e)                                                          .69%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 2.85% for the period ended Aug. 31, 2004.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - Managed Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000
Net asset value, beginning of period                                   $13.00      $12.32      $15.30       $20.81     $18.84
Income from investment operations:
Net investment income (loss)                                              .31         .31         .33          .44        .47
Net gains (losses) (both realized and unrealized)                        1.17         .82       (1.88)       (4.32)      2.85
Total from investment operations                                         1.48        1.13       (1.55)       (3.88)      3.32
Less distributions:
Dividends from net investment income                                     (.31)       (.31)       (.34)        (.39)      (.48)
Distributions from realized gains                                          --        (.14)      (1.09)       (1.24)      (.87)
Total distributions                                                      (.31)       (.45)      (1.43)       (1.63)     (1.35)
Net asset value, end of period                                         $14.17      $13.00      $12.32       $15.30     $20.81

Ratios/supplemental data
Net assets, end of period (in millions)                                $2,664      $2,416      $2,709       $3,759     $5,223
Ratio of expenses to average daily net assets(b)                         .78%        .80%        .77%         .76%       .75%
Ratio of net investment income (loss) to average daily net assets       2.16%       2.48%       2.31%        2.46%      2.37%
Portfolio turnover rate (excluding short-term securities)                133%        119%        103%          63%        49%
Total return(c)                                                        11.39%       9.40%     (10.91%)     (19.37%)    18.42%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
118   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - New Dimensions Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004        2003        2002         2001       2000
Net asset value, beginning of period                                  $14.29      $13.06      $15.49       $25.03     $18.87
Income from investment operations:
Net investment income (loss)                                             .10         .08         .07          .02        .03
Net gains (losses) (both realized and unrealized)                        .23        1.23       (2.42)       (8.01)      6.34
Total from investment operations                                         .33        1.31       (2.35)       (7.99)      6.37
Less distributions:
Dividends from net investment income                                    (.10)       (.08)       (.07)        (.02)      (.04)
Distributions from realized gains                                         --          --        (.01)       (1.53)      (.17)
Total distributions                                                     (.10)       (.08)       (.08)       (1.55)      (.21)
Net asset value, end of period                                        $14.52      $14.29      $13.06       $15.49     $25.03

Ratios/supplemental data
Net assets, end of period (in millions)                               $2,932      $3,115      $3,045       $3,892     $5,564
Ratio of expenses to average daily net assets(b)                        .72%        .82%        .79%         .79%       .78%
Ratio of net investment income (loss) to average daily net assets       .66%        .64%        .47%         .12%       .15%
Portfolio turnover rate (excluding short-term securities)                55%         23%         27%          27%        28%
Total return(c)                                                        2.29%      10.11%     (15.17%)     (33.05%)    34.01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Partners Select Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                            2004(b)
Net asset value, beginning of period                                   $9.98
Income from investment operations:
Net investment income (loss)                                             .02
Net gains (losses) (both realized and unrealized)                       (.03)
Total from investment operations                                        (.01)
Less distributions:
Dividends from net investment income                                    (.02)
Net asset value, end of period                                         $9.95

Ratios/supplemental data
Net assets, end of period (in millions)                                   $9
Ratio of expenses to average daily net assets(c),(d)                   1.15%(f)
Ratio of net investment income (loss) to average daily net assets       .50%(f)
Portfolio turnover rate (excluding short-term securities)                13%
Total return(e)                                                        (.11%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 1.97% for the period ended Aug. 31, 2004.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
119   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001(b)
Net asset value, beginning of period                                    $11.39      $ 9.52       $9.84       $10.01
Income from investment operations:
Net investment income (loss)                                              (.02)       (.03)       (.03)        (.01)
Net gains (losses) (both realized and unrealized)                         1.92        1.95        (.29)        (.16)
Total from investment operations                                          1.90        1.92        (.32)        (.17)
Less distributions:
Dividends from net investment income                                        --        (.01)         --           --
Distributions from realized gains                                         (.19)       (.04)         --           --
Total distributions                                                       (.19)       (.05)         --           --
Net asset value, end of period                                          $13.10      $11.39       $9.52       $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                                   $229        $134         $63           $5
Ratio of expenses to average daily net assets(c)                         1.27%       1.55%       1.48%        1.50%(d),(f)
Ratio of net investment income (loss) to average daily net assets        (.20%)      (.43%)      (.67%)      (1.15%)(f)
Portfolio turnover rate (excluding short-term securities)                  84%         87%         12%          --%
Total return(e)                                                         16.78%      20.24%      (3.19%)      (1.77%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 6.86% for the period ended Aug. 31, 2001.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - S&P 500 Index Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                     $6.88       $6.24      $ 7.71       $10.38     $10.06
Income from investment operations:
Net investment income (loss)                                               .09         .08         .07          .06        .02
Net gains (losses) (both realized and unrealized)                          .66         .64       (1.47)       (2.65)       .33
Total from investment operations                                           .75         .72       (1.40)       (2.59)       .35
Less distributions:
Dividends from net investment income                                      (.09)       (.08)       (.07)        (.06)      (.03)
Distributions from realized gains                                           --          --          --         (.02)        --
Total distributions                                                       (.09)       (.08)       (.07)        (.08)      (.03)
Net asset value, end of period                                           $7.54       $6.88      $ 6.24       $ 7.71     $10.38

Ratios/supplemental data
Net assets, end of period (in millions)                                   $283        $171         $99          $56        $21
Ratio of expenses to average daily net assets(c),(d)                      .49%        .50%        .50%         .49%       .48%(f)
Ratio of net investment income (loss) to average daily net assets        1.21%       1.31%       1.01%         .85%       .72%(f)
Portfolio turnover rate (excluding short-term securities)                  --%          5%         72%         137%        44%
Total return(e)                                                         10.84%      11.51%     (18.29%)     (24.96%)     3.49%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.57%, 0.64%, 0.82%, 1.31% and 1.57% for the periods ended Aug. 31, 2004, 2003, 2002, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
120   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Short Duration U.S. Government Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                   $10.46      $10.55      $10.34       $ 9.95     $10.02
Income from investment operations:
Net investment income (loss)                                              .25         .27         .34          .52        .51
Net gains (losses) (both realized and unrealized)                        (.07)       (.05)        .23          .39       (.06)
Total from investment operations                                          .18         .22         .57          .91        .45
Less distributions:
Dividends from net investment income                                     (.25)       (.27)       (.34)        (.52)      (.52)
Distributions from realized gains                                        (.05)       (.04)       (.02)          --         --
Total distributions                                                      (.30)       (.31)       (.36)        (.52)      (.52)
Net asset value, end of period                                         $10.34      $10.46      $10.55       $10.34     $ 9.95

Ratios/supplemental data
Net assets, end of period (in millions)                                  $506        $479        $276         $106        $37
Ratio of expenses to average daily net assets(c)                         .82%        .82%        .83%         .84%(d)    .87%(d),(f)
Ratio of net investment income (loss) to average daily net assets       2.36%       2.47%       3.24%        4.94%      5.49%(f)
Portfolio turnover rate (excluding short-term securities)                135%        179%        292%          95%        67%
Total return(e)                                                         1.70%       2.06%       5.42%        9.29%      4.64%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87% and 0.89% for the periods ended Aug. 31, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

AXP VP - Small Cap Advantage Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                             2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                   $11.25     $  8.79      $10.13       $12.58     $ 9.90
Income from investment operations:
Net investment income (loss)                                             (.05)       (.02)       (.02)        (.01)      (.02)
Net gains (losses) (both realized and unrealized)                        1.44        2.48       (1.32)       (2.09)      2.78
Total from investment operations                                         1.39        2.46       (1.34)       (2.10)      2.76
Less distributions:
Distributions from realized gains                                          --          --          --         (.35)      (.08)
Net asset value, end of period                                         $12.64      $11.25      $ 8.79       $10.13     $12.58

Ratios/supplemental data
Net assets, end of period (in millions)                                  $184        $102         $59          $49        $31
Ratio of expenses to average daily net assets(c)                        1.10%       1.19%       1.11%        1.16%(d)   1.19%(d),(f)
Ratio of net investment income (loss) to average daily net assets       (.42%)      (.20%)      (.21%)       (.08%)     (.24%)(f)
Portfolio turnover rate (excluding short-term securities)                104%        124%        156%         152%       169%
Total return(e)                                                        12.40%      27.96%     (13.28%)     (16.68%)    28.19%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26% and 1.43% for the periods ended Aug. 31, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
121   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000
Net asset value, beginning of period                                     $6.99       $5.72      $ 8.29      $ 27.82     $16.46
Income from investment operations:
Net investment income (loss)                                              (.03)       (.03)       (.04)         .01        .01
Net gains (losses) (both realized and unrealized)                         (.16)       1.30       (2.53)      (13.01)     13.17
Total from investment operations                                          (.19)       1.27       (2.57)      (13.00)     13.18
Less distributions:
Dividends from net investment income                                        --          --          --         (.02)        --
Distributions from realized gains                                           --          --          --        (6.51)     (1.82)
Total distributions                                                         --          --          --        (6.53)     (1.82)
Net asset value, end of period                                           $6.80       $6.99      $ 5.72       $ 8.29     $27.82

Ratios/supplemental data
Net assets, end of period (in millions)                                   $783        $969        $991       $1,815     $4,197
Ratio of expenses to average daily net assets(b)                          .72%        .83%        .81%         .78%       .77%
Ratio of net investment income (loss) to average daily net assets        (.43%)      (.54%)      (.50%)        .10%       .04%
Portfolio turnover rate (excluding short-term securities)                  53%         27%        180%         166%       143%
Total return(c)                                                         (2.67%)     22.16%     (30.97%)     (53.61%)    84.97%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Threadneedle Emerging Markets Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000(b)
Net asset value, beginning of period                                     $8.44       $7.04       $6.68       $ 9.61     $10.23
Income from investment operations:
Net investment income (loss)                                               .09         .04         .02          .01       (.01)
Net gains (losses) (both realized and unrealized)                         1.39        1.38         .34        (2.94)      (.60)
Total from investment operations                                          1.48        1.42         .36        (2.93)      (.61)
Less distributions:
Dividends from net investment income                                      (.12)       (.02)         --           --         --
Tax return of capital                                                       --          --          --           --       (.01)
Total distributions                                                       (.12)       (.02)         --           --       (.01)
Net asset value, end of period                                           $9.80       $8.44       $7.04       $ 6.68    $  9.61

Ratios/supplemental data
Net assets, end of period (in millions)                                    $46         $16         $10           $6         $6
Ratio of expenses to average daily net assets(c),(d)                     1.61%       1.75%       1.68%        1.75%      1.69%(f)
Ratio of net investment income (loss) to average daily net assets         .65%        .67%        .31%         .20%      (.36%)(f)
Portfolio turnover rate (excluding short-term securities)                 117%        191%        215%         203%        37%
Total return(e)                                                         17.63%      20.25%       5.45%      (30.49%)    (6.03%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.67%, 2.04%, 2.36%, 3.49% and 2.42% for the periods ended Aug. 31, 2004, 2003, 2002, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
122   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Threadneedle International Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2004        2003        2002         2001       2000
Net asset value, beginning of period                                     $7.19       $7.00      $ 8.39       $16.98     $17.26
Income from investment operations:
Net investment income (loss)                                               .08         .08         .07          .03        .06
Net gains (losses) (both realized and unrealized)                         1.05         .16       (1.35)       (5.57)      2.50
Total from investment operations                                          1.13         .24       (1.28)       (5.54)      2.56
Less distributions:
Dividends from net investment income                                      (.09)       (.05)       (.07)        (.03)      (.01)
Distributions from realized gains                                           --          --        (.01)       (2.97)     (2.83)
Excess distributions from net investment income                             --          --        (.03)        (.05)        --
Total distributions                                                       (.09)       (.05)       (.11)       (3.05)     (2.84)
Net asset value, end of period                                           $8.23       $7.19      $ 7.00       $ 8.39     $16.98

Ratios/supplemental data
Net assets, end of period (in millions)                                   $974        $738        $873       $1,310     $2,389
Ratio of expenses to average daily net assets(b)                          .98%       1.06%       1.07%        1.04%      1.02%
Ratio of net investment income (loss) to average daily net assets         .99%       1.19%        .83%         .31%       .27%
Portfolio turnover rate (excluding short-term securities)                 142%        102%        140%         278%       118%
Total return(c)                                                         15.77%       3.48%     (15.38%)     (36.90%)    14.74%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
123   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Cash Management Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Bank notes (2.6%)
Issuer                 Effective              Principal            Value(a)
                         yield                 amount
JP Morgan Chase Bank
   09-07-04               0.99%                $600,000              $599,885
La Salle Bank
   09-16-04               1.14                4,900,000             4,900,000
   10-13-04               1.14                7,500,000             7,500,000
Natl City Bank of Indiana
   01-10-05               1.32                7,000,000(c)          6,999,749

Total bank notes
(Cost: $19,999,634)                                               $19,999,634

Certificates of deposit (15.9%)
Issuer                 Effective              Principal            Value(a)
                         yield                 amount

Banks and savings & loans
AmSouth Bank
   05-06-05               1.30%              $5,900,000(c)         $5,899,190
Bayerische Landesbank Girozentrale
   10-22-04               1.53                5,200,000             5,197,660
BNP Paribas NY Yankee
   11-16-04               1.43                8,000,000             8,000,000
   11-19-04               1.49                8,000,000             7,999,741
Calyon NY Yankee
   10-19-04               1.54                3,000,000             3,000,000
Canadian Imperial Bank of Commerce Yankee
   05-31-05               1.41                8,000,000(c)          7,998,380
Credit Agricole Indosuez NY Yankee
   09-13-04               1.13                5,800,000             5,800,000
   10-29-04               1.16                7,300,000             7,300,000
Credit Suisse First Boston NY
   09-14-04               1.42                5,500,000             5,500,000
Deutsche Bank NY Yankee
   11-02-04               1.24                5,000,000             5,000,000
Fortis Bank NY Yankee
   09-16-04               1.14                6,400,000             6,400,000
HBOS Treasury Services
   10-26-04               1.58                7,000,000             7,000,000
Natexis Banques Populaires NY Yankee
   09-03-04               1.09                5,400,000             5,400,000
   09-17-04               1.11                6,500,000             6,500,000
   10-18-04               1.19                7,000,000             7,000,000
Standard Chartered NY Yankee
   10-15-04               1.54                6,000,000             6,000,000
Toronto Dominion NY Yankee
   09-15-04               1.43                6,100,000             6,100,000
Westdeutsche Landesbank Girozentrale
   09-15-04               1.15                6,400,000             6,400,000
Westdeutsche Landesbank NY Yankee
   09-23-04               1.56                4,000,000(c)          3,999,952
   10-19-04               1.60                6,400,000             6,400,000

Total certificates of deposit
(Cost: $122,894,923)                                             $122,894,923

Commercial paper (81.5%)
Issuer                 Effective              Principal            Value(a)
                         yield                 amount

Asset-backed (49.4%)
Alpine Securitization
   11-18-04               1.67%              $4,600,000            $4,583,156
Amsterdam Funding
   09-14-04               1.33                7,600,000             7,596,074
   09-21-04               1.39                5,000,000             4,995,944
   09-30-04               1.51                5,000,000             4,993,717
Beta Finance
   09-03-04               0.97                1,000,000(b)            999,919
   09-08-04               1.28                7,000,000             6,998,012
   10-08-04               1.51                5,700,000             5,690,920
CAFCO LLC
   09-09-04               1.26                6,000,000             5,998,107
   09-27-04               1.45                8,000,000             7,991,332
   10-14-04               1.54                4,700,000             4,691,186
CC (USA)/Centari
   11-08-04               1.63                6,000,000             5,981,300
   11-12-04               1.63                6,500,000             6,478,550
   11-18-04               1.65                5,000,000             4,981,908
CHARTA LLC
   09-24-04               1.44                6,500,000             6,493,771
   10-01-04               1.49                6,000,000             5,992,300
   10-20-04               1.52                5,000,000             4,989,451
CIESCO LLC
   10-21-04               1.60                5,000,000             4,988,681
CRC Funding LLC
   09-23-04               1.46                5,900,000             5,894,520
   10-07-04               1.52                3,900,000             3,893,916
   10-21-04               1.54                4,000,000             3,991,278
   10-25-04               1.55                5,000,000             4,988,225
CXC LLP
   09-09-04               1.30                3,000,000             2,999,027
   11-15-04               1.47                2,700,000(b)          2,691,675
   11-17-04               1.66                5,000,000             4,982,033
Dorado Finance
   09-10-04               1.26                5,000,000(b)          4,998,250
   09-13-04               1.32                5,600,000             5,597,331
   10-21-04               1.57                5,000,000             4,988,889
Edison Asset Securitization
   09-08-04               0.98                9,100,000(b)          9,098,018
   10-14-04               1.52                6,000,000             5,988,892
   10-22-04               1.58                3,200,000             3,192,701
Fairway Finance
   09-24-04               1.40                6,000,000             5,994,387
   09-27-04               1.44                4,700,000             4,694,942
Falcon Asset Securitization
   09-10-04               1.36                5,000,000             4,998,113
FCAR Owner Trust I
   09-16-04               1.37                4,000,000             3,997,567
   10-05-04               1.49                2,000,000             1,997,110
   12-02-04               1.72                4,000,000             3,982,316
   12-03-04               1.71                4,900,000             4,878,228
Galaxy Funding
   09-02-04               0.73                1,500,000             1,499,940
   10-13-04               1.56                5,000,000             4,990,725
   10-15-04               1.52                7,000,000             6,986,738
   10-19-04               1.52                2,000,000             1,995,867
   10-21-04               1.60                3,100,000             3,092,982
   11-08-04               1.67                4,000,000             3,987,231
Grampian Funding LLC
   09-22-04               1.04                6,300,000(b)          6,295,995
   09-27-04               1.05                4,600,000(b)          4,596,379
   01-24-05               1.83                4,000,000             3,970,517
Greyhawk Funding LLC
   09-20-04               1.47                5,000,000(b)          4,995,910
   10-20-04               1.52                3,000,000             2,993,671
Jupiter Securitization
   09-01-04               1.49                6,000,000             6,000,000
   09-28-04               1.52                3,900,000             3,895,408
   10-01-04               1.55                3,000,000             2,996,000
K2 (USA) LLC
   09-28-04               1.48                7,900,000             7,890,905
   10-04-04               1.12                5,000,000(b)          4,994,729
   10-12-04               1.51                3,000,000             2,994,738
   10-15-04               1.53                2,000,000             1,996,187
Kitty Hawk Funding
   10-18-04               1.57                5,000,000             4,989,556
   11-10-04               1.63                5,000,000             4,983,958
Old Line Funding
   09-01-04               1.40                4,200,000             4,200,000
   09-07-04               1.23                3,000,000             2,999,280
   10-05-04               1.54                5,000,000             4,992,539
   10-20-04               1.62                3,500,000             3,492,140
   10-22-04               1.60                3,000,000             2,993,073
Park Avenue Receivables
   09-17-04               1.36                4,152,000             4,149,343
   09-20-04               1.37                4,500,000             4,496,580
Receivables Capital
   09-22-04               1.46                7,500,000             7,493,305
   10-15-04               1.51                3,000,000             2,994,353
Scaldis Capital LLC
   10-26-04               1.59                4,000,000             3,990,161
   11-12-04               1.63                7,000,000             6,976,900
   11-16-04               1.64                6,400,000             6,377,572
   01-24-05               1.84                2,000,000             1,985,178
Sheffield Receivables
   09-02-04               0.65                3,600,000(b)          3,599,871
   11-15-04               1.63                2,200,000             2,192,438
Sigma Finance
   10-28-04               1.62                3,000,000             2,992,210
   06-10-05               1.41                5,000,000(b,c)        5,003,124
   06-10-05               1.41               10,000,000(c)         10,006,244

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
124   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Cash Management Fund

Issuer                 Effective              Principal            Value(a)
                         yield                 amount

Asset-backed (cont.)
White Pine Finance LLC
   09-03-04               0.79%              $4,500,000(b)         $4,499,703
   09-15-04               1.55                3,300,000(b,c)        3,299,962
   10-28-04               1.60                3,000,000             2,992,305
   11-10-04               1.64                3,000,000             2,990,317
Windmill Funding
   09-01-04               1.39                4,000,000             4,000,000
   09-23-04               1.42                3,500,000             3,496,834
   10-06-04               1.48                5,000,000             4,992,611
Total                                                             381,645,225

Banks and savings & loans (21.8%)
Abbey Natl North America LLC
   09-28-04               1.45                5,000,000             4,994,375
   09-29-04               1.47                8,500,000             8,489,951
   10-07-04               1.52                5,000,000             4,992,200
Bank of Ireland
   09-01-04               1.40                3,300,000             3,300,000
   09-08-04               1.08                3,000,000(b)          2,999,283
   09-14-04               1.32                5,000,000             4,997,436
Barclays U.S. Funding
   09-20-04               1.37                3,700,000             3,697,188
BBVA Bancomer
   01-18-05               1.80               10,000,000             9,930,500
Credit Suisse First Boston NY
   10-12-04               1.52                4,000,000             3,992,939
Danske
   09-21-04               1.45                6,000,000             5,994,933
   09-30-04               1.09                5,500,000             5,494,994
   10-29-04               1.38                  300,000               299,323
DEPFA Bank
   10-04-04               1.47                7,700,000             7,689,342
   11-24-04               1.70                6,600,000             6,573,666
   06-15-05               1.27               10,000,000(b,c)        9,999,875
Dexia Delaware LLC
   10-04-04               1.49                2,000,000             1,997,195
HBOS Treasury Services
   09-01-04               1.35                  470,000               470,000
   09-03-04               0.90                  550,000               549,959
ING (US) Funding LLC
   09-02-04               0.64                  400,000               399,986
   09-02-04               0.65                3,900,000             3,899,860
   10-08-04               1.48                6,000,000             5,990,627
Nordea Bank
   09-29-04               1.45                4,100,000             4,095,217
Northern Rock
   11-17-04               1.67                3,800,000             3,786,264
   07-08-05               1.40               10,000,000(c)          9,999,999
   07-08-05               1.42                  700,000(c)            700,000
Royal Bank of Scotland
   09-01-04               1.29                1,000,000             1,000,000
Societe Generale North America
   09-16-04               1.34                3,000,000             2,998,213
   09-17-04               1.33                4,800,000             4,796,981
Spintab
   10-14-04               1.56                6,600,000             6,587,466
Swedbank
   11-04-04               1.62                5,000,000             4,985,422
   11-22-04               1.18                7,000,000             6,981,026
   11-29-04               1.72                9,000,000             8,961,508
Westpac Banking
   07-11-05               1.41               10,700,000(c)         10,699,999
Westpac Capital
   10-01-04               1.11                6,600,000             6,593,675
Total                                                             168,939,402

Broker dealers (6.0%)
Citigroup Global Markets Holdings
   11-05-04               1.63                7,600,000             7,577,358
Goldman Sachs Group
   01-18-05               1.58                7,500,000(b,c)        7,500,000
   09-12-05               1.59                5,000,000(c)          5,000,000
Lehman Brothers Holdings
   05-16-05               1.57                7,500,000(c)          7,500,000
   09-22-05               1.68                8,000,000(c)          8,000,000
Merrill Lynch
   02-23-05               1.57               10,700,000(c)         10,700,000
Total                                                              46,277,358

Finance companies (1.3%)
Household Finance
   10-06-04               1.47               10,400,000            10,384,732

Financial services (2.4%)
American Honda Finance
   10-18-04               1.30                1,000,000(c)          1,000,180
   05-06-05               1.13               10,000,000(b,c)        9,999,999
General Electric Capital
   09-03-04               0.85                2,000,000             1,999,858
   09-20-04               1.42                5,200,000             5,195,911
Total                                                              18,195,948

Insurance (0.6%)
Irish Life & Permanent
   09-21-05               1.63                5,000,000(c)          4,999,013

Total commercial paper
(Cost: $630,441,678)                                             $630,441,678

Total investments in securities
(Cost: $773,336,235)(d)                                          $773,336,235

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $85,572,692 or 11.1% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(d) Also represents the cost of securities for federal income tax purposes at Aug. 31, 2004.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
125   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Core Bond Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (94.7%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Foreign government (1.8%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%                 280,000(c)           $371,698
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                  250,000(c)            275,000
Total                                                                 646,698

U.S. government obligations & agencies (30.7%)
Federal Home Loan Bank
   06-14-13               3.88                  210,000               201,223
Federal Home Loan Mtge Corp
   08-15-06               2.75                  985,000               988,402
   07-15-13               4.50                  500,000               500,265
Federal Natl Mtge Assn
   05-15-08               6.00                  580,000               634,218
   02-15-09               3.25                  290,000               286,248
U.S. Treasury
   01-31-05               1.63                2,475,000             2,474,420
   02-28-05               1.50                  990,000               988,917
   05-31-05               1.25                  975,000               970,427
   12-31-05               1.88                  700,000               697,813
   08-15-09               3.50                  315,000               317,609
   08-15-14               4.25                  110,000               111,100
   08-15-23               6.25                  692,000(h)            803,829
   02-15-26               6.00                1,663,000             1,884,063
   02-15-31               5.38                   35,000                37,264
Total                                                              10,895,798

Commercial mortgage-backed(f)/
Asset-backed securities (7.2%)
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55                  100,000(e)            101,131
  Series 2004-CA Cl A3
   03-06-09               3.00                   50,000                50,045
Bear Stearns
  Commercial Mtge Securities
  Series 2004-PWR3 Cl A2
   02-11-41               3.87                  100,000                99,346
Commercial Mtge Pass-Through Certificates
  Series 2004-LB3A Cl A2
   07-10-37               4.71                  125,000               128,998
  Series 2004-LB3A Cl A5
   07-10-37               5.44                   80,000                83,651
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                  100,000                99,073
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                   50,000                50,065
  Series 2004-C2 Cl A4
   03-10-40               4.89                   60,000                60,618
  Series 2004-C3 Cl A2
   07-10-39               4.43                   80,000                81,470
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A7
   06-10-36               5.32                  100,000               104,111
GS Mtge Securities
  Series 2004-GG2 Cl A6
   08-10-38               5.40                  100,000               104,342
JP Morgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26                   50,000                52,059
  Series 2004-C2 Cl A3
   05-15-41               5.39                   50,000                51,930
  Series 2004-PNC1 Cl A2
   06-12-41               4.56                   75,000                77,165
  Series 2004-PNC1 Cl A4
   06-12-41               5.55                   80,000                83,973
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56                   60,000                60,916
  Series 2003-C7 Cl A2
   09-15-27               4.06                  100,000               100,760
  Series 2003-C8 Cl A2
   11-15-27               4.21                  180,000               182,254
  Series 2003-C8 Cl A4
   11-15-32               5.12                   75,000                77,396
  Series 2004-C2 Cl A4
   03-15-36               4.37                   50,000                48,662
  Series 2004-C4 Cl A2
   06-15-29               4.57                   75,000                77,210
  Series 2004-C4 Cl A4
   06-15-29               5.31                  100,000               104,636
  Series 2004-C6 Cl A2
   08-15-29               4.19                   75,000                75,802
  Series 2004-C6 Cl A6
   08-15-29               5.02                   85,000                85,943
Merrill Lynch Mtge Trust
  Series 2003-KEY1 Cl A4
   11-12-35               5.24                   50,000                51,806
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                   60,000                60,000
Morgan Stanley Capital 1
  Series 2004-T13 Cl A2
   09-13-45               3.94                  100,000                99,305
  Series 2004-IQ7 Cl A4
   06-15-38               5.57                   90,000                94,406
WFS Financial Owner Trust
  Series 2002-2 Cl A4 (FSA)
   02-20-10               4.50                  150,000(e)            153,177
  Series 2004-3 Cl A3
   03-17-09               3.30                   50,000                50,383
Total                                                               2,550,633

Mortgage-backed securities (37.9%)(f,i)
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                   63,778                63,660
Countrywide Home Loans
  Series 2004-J6 Cl 3A1
   08-25-19               5.00                  174,327               175,934
Federal Home Loan Mtge Corp
   12-01-18               6.00                  211,074               221,927
   10-01-23               5.50                  231,202               238,220
   12-01-23               6.00                   88,472                92,250
   04-01-32               7.00                  161,375               172,287
   08-01-34               5.21                  100,000(g)            101,320
  Collateralized Mtge Obligation
   11-15-28               4.50                   96,132                97,309
   07-25-43               7.00                   76,537                81,967
Federal Natl Mtge Assn
   01-01-11               4.23                   99,195                99,385
   08-25-12               4.72                  100,000               101,114
   10-01-13               5.11                  188,078               195,154
   12-01-13               5.01                   99,285               102,098
   01-01-14               4.84                  148,913               151,538
   02-01-14               4.77                   99,478               101,157
   03-01-14               4.60                   99,471                99,157
   04-01-14               4.65                   49,839                50,033
   05-01-14               4.52                   49,878                49,600
   08-01-15               5.50                  173,035               180,151
   11-01-16               6.00                  338,192               355,557
   06-01-18               5.00                  177,473               181,664
   10-01-18               4.50                  299,409               299,939
   10-01-18               5.50                  319,011               331,166
   11-01-18               7.00                   95,615               101,514
   01-01-19               6.50                  205,332               218,164
   02-01-19               5.00                  193,192               197,248
   09-01-19               4.50                   75,000(b)             74,930
   09-01-19               5.00                  425,000(b)            432,835
   09-01-19               5.50                  225,000(b)            232,875
   12-01-28               5.50                  220,762               225,642
   02-01-29               5.50                  237,496               242,541
   05-01-29               6.00                  139,217               144,751
   09-01-31               7.50                  104,648               112,444
   07-01-32               6.50                   85,878                90,769
   08-01-32               6.50                  239,692               253,196
   09-01-32               7.00                  336,817               359,767
   10-01-32               5.50                  284,982               290,381
   11-01-32               5.00                  231,174               230,288
   01-01-33               5.50                  297,137               302,766
   02-01-33               6.00                  484,753               502,857
   03-01-33               5.50                  246,537               251,474
   04-01-33               5.50                  217,924               222,542
   07-01-33               4.85                   99,375(g)             98,816
   07-01-33               5.00                  183,090(b)            182,264
   01-01-34               5.00                  287,677               285,928
   01-01-34               6.50                  188,521               199,291
   03-01-34               5.00                  358,771               357,153

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
126   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Core Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   03-01-34               5.00%                $186,574(b)           $185,733
   08-01-34               4.53                   99,903(g)             99,465
   09-01-34               5.50                  340,000(b)            345,206
   09-01-34               6.50                  290,000(b)            304,410
   10-01-34               6.00                1,600,000(b)          1,650,999
  Collateralized Mtge Obligation
   05-25-16               4.00                  200,000               200,878
   02-25-44               7.00                  233,385               247,881
   06-25-44               7.50                   70,636                76,644
GRS Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50                   73,733                76,568
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                  138,716               142,184
  Series 2004-7 Cl 8A1
   08-25-19               5.00                   64,638                65,657
  Series 2004-8 Cl 7A1
   09-25-19               5.00                  100,000               100,875
Morgan Stanley Mtge Loan Trust
  Series 2004-3 Cl 4A
   04-25-34               5.74                  144,048               146,967
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.63                   99,920(g)             99,562
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                  252,368               253,239
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                  297,187               293,175
Total                                                              13,442,466

Automotive & related (0.2%)
DaimlerChrysler NA Holding
   11-15-13               6.50                   65,000                70,065

Banks and savings & loans (3.7%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                   40,000                39,980
JP Morgan Chase
  Sub Nts
   02-01-11               6.75                   50,000                55,892
   03-15-14               4.88                   10,000                 9,914
US Bank NA Minnesota
   08-01-11               6.38                  250,000               279,352
Wachovia
  Sub Nts
   08-01-14               5.25                   95,000                97,204
Washington Mutual Bank FA
  Sub Nts
   08-15-14               5.65                  250,000               258,990
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                  500,000               562,280
Total                                                               1,303,612

Cable (1.1%)
Comcast
   03-15-11               5.50                  365,000               379,757

Cellular telecommunications (0.2%)
US Cellular
  Sr Nts
   12-15-33               6.70                   60,000                58,980

Energy (0.2%)
Devon Financing
   09-30-11               6.88                   55,000                62,058

Energy equipment & services (0.5%)
Halliburton
   10-15-10               5.50                  180,000               186,944

Finance companies (0.9%)
Ford Motor Credit
   10-01-13               7.00                  125,000               131,041
GMAC
   09-15-11               6.88                  185,000               193,686
Total                                                                 324,727

Financial services (0.5%)
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12               5.25                   65,000(c)             67,348
Pricoa Global Funding I
   06-15-08               4.35                  105,000(d)            107,369
Total                                                                 174,717

Food (0.3%)
Kraft Foods
   10-01-13               5.25                  100,000               101,875

Health care services (0.2%)
Cardinal Health
   06-15-15               4.00                   83,000                73,154

Insurance (1.3%)
ASIF Global Financing
   01-17-13               4.90                  435,000(d)            441,481
Pacific Life
   09-15-33               6.60                   20,000(d)             21,674
Total                                                                 463,155

Leisure time & entertainment (1.3%)
Time Warner
   05-15-29               6.63                  210,000               214,117
Viacom
   05-15-11               6.63                  230,000               255,445
Total                                                                 469,562

Multi-industry (0.7%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                  140,000(c)            156,451
   10-15-11               6.38                   85,000(c)             93,120
Total                                                                 249,571

Paper & packaging (0.2%)
Domtar
  (U.S. Dollar)
   12-01-13               5.38                   75,000(c)             74,557

Real estate (0.4%)
Archstone-Smith OPR Trust
   08-15-14               5.63                  150,000               155,009

Retail -- general (0.3%)
May Department Stores
   07-15-14               5.75                  105,000(d)            108,415

Telecom equipment & services (1.0%)
Sprint Capital
   11-15-28               6.88                  230,000               239,727
TELUS
  (U.S. Dollar)
   06-01-07               7.50                   27,500(c)             30,212
   06-01-11               8.00                   85,000(c)             98,824
Total                                                                 368,763

Utilities -- electric (1.9%)
Consolidated Natural Gas
   12-01-13               6.63                   45,000                50,335
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                   80,000(d)             80,244
Duke Energy
  1st Mtge
   04-01-10               4.50                   10,000                10,125
  Sr Nts
   11-30-12               5.63                  255,000               265,182
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                   15,000                15,759
Florida Power
  1st Mtge
   03-01-13               4.80                   30,000                30,141
Metropolitan Edison
   03-15-13               4.95                  130,000               128,874
  1st Mtge
   04-01-14               4.88                   40,000(d)             39,098
Tampa Electric
   06-15-12               6.88                   30,000                33,534
   08-15-12               6.38                   30,000                32,624
Total                                                                 685,916

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
127   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Core Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Utilities -- telephone (2.3%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25%                $145,000(c)           $147,234
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13               5.25                  220,000(c,d)          223,416
Verizon New York
  Series B
   04-01-32               7.38                  125,000               138,175
Verizon Pennsylvania
  Series A
   11-15-11               5.65                  300,000               314,751
Total                                                                 823,576

Total bonds
(Cost: $33,358,793)                                               $33,670,008

Short-term securities (14.6%)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
   09-15-04               1.27%              $2,500,000            $2,498,682
Federal Natl Mtge Assn Disc Nts
   10-01-04               1.53                  500,000               499,341
   10-08-04               1.53                1,500,000             1,497,578
   10-20-04               1.59                  700,000               698,454

Total short-term securities
(Cost: $5,194,186)                                                 $5,194,055

Total investments in securities
(Cost: $38,552,979)(j)                                            $38,864,063

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,397,371.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2004, the value of foreign securities represented 4.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $1,021,697 or 2.9% of net assets.

(e) The following abbreviation is used in the portfolio security descriptions to identify the insurer of the issue:

        FSA -- Financial Security Assurance

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

        Type of security                                      Notional amount

        Sale contracts
        U.S. Treasury Notes, Dec. 2004, 10-year                      $600,000

(i) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment as of Aug. 31, 2004:

                                 Principal   Settlement   Proceeds
        Security                  amount        date     receivable     Value
        Federal Natl Mtge Assn
            09-01-34 5.00%       $350,000      9-15-04    $345,324   $347,156

(j) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $38,593,113 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                      $336,418
        Unrealized depreciation                                       (65,468)
                                                                      -------
        Net unrealized appreciation                                  $270,950
                                                                     --------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
128   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Diversified Bond Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (95.9%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Foreign government (2.6%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%              22,895,000(c)        $30,392,924
Pemex Project Funding Master Trust
  (U.S. Dollars)
   12-15-14               7.38                3,685,000(c)          4,053,499
United Mexican States
  (U.S. Dollar)
   03-03-15               6.63                8,545,000(c)          9,014,975
Total                                                              43,461,398

U.S. government obligations & agencies (22.3%)
Federal Home Loan Mtge Corp
   08-15-06               2.75               32,200,000            32,311,219
   07-15-13               4.50               20,300,000            20,310,759
   11-15-13               4.88               14,490,000            14,834,659
Federal Natl Mtge Assn
   04-15-06               2.13               16,500,000(n)         16,418,870
   02-15-09               3.25               45,124,000            44,540,141
U.S. Treasury
   10-31-04               2.13                  500,000               500,547
   01-31-05               1.63                5,150,000             5,148,795
   02-28-05               1.50                1,500,000             1,498,359
   05-31-05               1.25                4,275,000             4,254,950
   11-15-05               5.75                7,461,000             7,787,710
   12-31-05               1.88               33,800,000            33,694,376
   01-31-06               1.88               16,180,000            16,119,325
   08-15-09               3.50                2,410,000             2,429,957
   05-15-14               4.75                8,728,000(n)          9,159,966
   08-15-14               4.25               11,310,000(n)         11,423,100
   08-15-23               6.25              108,832,000(k)        126,419,468
   02-15-26               6.00               24,521,000            27,780,577
   02-15-31               5.38                2,855,000             3,039,684
Total                                                             377,672,462

Commercial mortgage-backed/
Asset-backed securities (9.0%)(f)
Aesop Funding II LLC
  Series 2002-1A Cl A1
   10-20-06               3.85                4,000,000(d)          4,058,626
  Series 2003-3A Cl A3
   07-20-09               3.72                2,700,000(d)          2,703,401
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55                1,000,000(m)          1,011,307
  Series 2004-CA Cl A3
   03-06-09               3.00                2,750,000             2,752,475
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                4,466,958             4,578,632
Bear Stearns
  Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                  382,143               382,353
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10                  300,000               297,273
Commercial Mtge Pass-Through Certificates
  Series 2004-LB3A Cl A2
   07-10-37               4.71                3,900,000             4,024,761
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                3,500,000             3,467,563
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                5,150,000             5,156,644
  Series 2004-C2 Cl A4
   03-10-40               4.89                2,210,000             2,232,781
  Series 2004-C3 Cl A2
   07-10-39               4.43                7,000,000             7,128,608
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A7
   06-10-36               5.32                4,500,000             4,684,990
GS Mtge Securities
  Series 2004-GG2 Cl A6
   08-10-38               5.40                6,500,000             6,782,230
JP Morgan Chase Commercial Mtge Securities
  Series 2001-CIBC Cl A3
   03-15-33               6.26                1,250,000             1,382,845
  Series 2003-CB6 Cl A1
   07-12-37               4.39                4,130,833             4,201,429
  Series 2003-CB6 Cl A2
   07-12-37               5.26                2,500,000             2,602,934
  Series 2004-C2 Cl A3
   05-15-41               5.39                2,125,000             2,207,042
  Series 2004-PNC1 Cl A2
   06-12-41               4.56                2,500,000             2,572,172
  Series 2004-PNC1 Cl A4
   06-12-41               5.55                5,000,000             5,248,283
KSL Resorts
  Series 2003-1A Cl C
   05-15-13               2.50                1,700,000(d,i)        1,702,715
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39                3,590,000             3,814,560
  Series 2002-C2 Cl A4
   06-15-31               5.59                2,395,000             2,567,827
  Series 2002-C4 Cl A5
   09-15-31               4.85                3,000,000             3,059,015
  Series 2002-C8 Cl A3
   11-15-27               4.83                1,550,000             1,581,667
  Series 2003-C3 Cl A2
   05-15-27               3.09                7,900,000             7,757,132
  Series 2003-C8 Cl A2
   11-15-27               4.21                4,600,000             4,657,638
  Series 2003-C8 Cl A4
   11-15-32               5.12                2,100,000             2,167,080
  Series 2004-C2 Cl A2
   03-15-29               3.25                5,440,000             5,310,419
  Series 2004-C2 Cl A4
   03-15-36               4.37                2,100,000             2,043,804
  Series 2004-C4 Cl A2
   06-15-29               4.57                2,800,000             2,882,496
  Series 2004-C4 Cl A4
   06-15-29               5.31                4,500,000(n)          4,708,600
  Series 2004-C6 Cl A2
   08-15-29               4.19                3,745,000             3,785,034
  Series 2004-C6 Cl A6
   08-15-29               5.02                4,500,000             4,549,922
Merrill Lynch Mtge Trust
  Series 2003-KEY1 Cl A4
   11-12-35               5.24                2,250,000             2,331,252
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                2,500,000             2,500,000
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27                6,873,508             6,656,169
  Series 2004-IQ7 Cl A4
   06-15-38               5.57                2,000,000             2,097,900
  Series 2004-T13 Cl A2
   09-13-45               3.94                3,600,000             3,574,980
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98                2,860,000             3,128,136
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                1,315,000             1,312,220
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86                4,000,000             4,048,560
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30                8,200,000             8,262,778
Total                                                             151,976,253

Mortgage-backed securities (39.2%)(e,f)
Bank of America Alternative Loan Trust
  Series 2004-3 Cl 1A1
   04-25-34               6.00                7,569,712             7,755,255
Bank of American Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.06                1,771,317(p)          1,728,787
  Series 2004-F Cl B1
   07-25-34               4.17                3,195,519(p)          3,119,817
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                3,459,980             3,453,578

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
129   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.69%              $1,999,605(p)         $2,003,384
  Series 2004-J6 Cl 3A1
   08-25-19               5.00                8,467,303             8,545,361
CS First Boston Mtge Securities
  Series 2003-29 Cl 8A1
   11-25-18               6.00                4,053,011             4,206,267
  Series 2004-AR5 Cl CB1
   06-25-34               4.46                2,071,493(p)          2,035,242
Federal Home Loan Mtge Corp
   05-01-07               9.00                  169,522               175,881
   08-01-11               6.50                   66,452                70,784
   05-01-13               4.50                2,305,854             2,350,800
   06-01-14               6.50                  526,869               560,466
   05-01-18               5.50                2,587,124             2,680,455
   06-01-18               5.50                  587,406               609,586
   08-01-18               5.00                7,662,125             7,828,315
   10-01-18               5.00                5,693,529             5,818,353
   12-01-18               6.00                2,072,529             2,179,091
   03-01-22               6.00                  714,726               745,387
   02-01-23               6.00                9,445,975             9,851,190
   10-01-23               5.50                  462,437               476,473
   12-01-23               6.00                7,874,007             8,210,222
   08-01-24               8.00                  346,810               378,638
   01-01-25               9.00                  107,447               120,823
   09-01-28               6.00                2,056,225             2,134,307
   12-01-30               5.50                1,873,247             1,913,893
   10-01-31               6.00                5,736,451             5,943,742
   12-01-31               6.50                1,149,866             1,212,854
   04-01-33               6.00                  809,672               842,203
   06-01-33               5.50                4,357,255             4,438,516
   09-01-33               4.56                1,016,225(p)          1,020,168
   08-01-34               5.21                5,000,000(p)          5,066,003
  Collateralized Mtge Obligation
   06-15-20               8.00                   18,569                18,963
   03-15-22               7.00                2,701,567             2,747,663
   02-15-27               5.00                5,500,000             5,666,758
   11-15-28               4.50                3,460,748             3,503,122
   02-15-33               5.50                6,357,440             6,638,655
   07-25-43               7.00                3,520,712             3,770,461
  Interest Only
   02-15-14               7.40                2,468,201(h)            204,589
   06-15-18               8.78                1,757,252(h)            119,206
   10-15-22              14.56                6,993,675(h)            606,073
Federal Natl Mtge Assn
   09-01-07               8.50                  290,452               297,942
   06-01-10               6.50                  112,054               118,921
   02-01-11               6.00                  229,877               242,436
   01-01-13               4.92                3,125,369             3,233,745
   02-01-13               4.83                3,183,707             3,275,048
   02-01-13               4.87                  995,994             1,020,449
   04-01-13               7.00                3,952,375             4,196,963
   12-01-13               5.50                3,675,806             3,826,961
   01-01-14               4.84                2,581,161             2,626,659
   02-01-14               4.77                4,476,494             4,552,077
   03-01-14               4.60                3,978,849             3,966,276
   04-01-14               4.65                2,491,970             2,501,663
   04-01-14               5.50                   29,611                30,828
   05-01-14               4.52                2,194,636             2,182,386
   08-01-16               6.00                1,279,078             1,344,756
   08-01-16               6.50                1,475,156             1,567,623
   01-01-17               6.00                  317,629               333,939
   02-01-17               7.00                2,041,718             2,167,801
   03-01-17               6.50                1,690,589             1,795,319
   08-01-17               6.00                5,715,587             6,017,928
   08-01-17               6.50                4,155,759             4,415,670
   09-01-17               6.00                  883,573               928,753
   09-01-17               6.50                4,590,940             4,905,681
   12-01-17               5.50                  804,909               836,355
   02-01-18               5.50               10,918,362            11,327,028
   03-01-18               5.50                3,048,177             3,165,225
   04-01-18               4.50                  325,660               326,236
   04-01-18               5.00                3,955,670             4,057,614
   05-01-18               6.00                8,803,802             9,261,531
   06-01-18               5.00                4,954,154             5,067,974
   07-01-18               5.50                  220,964               229,447
   08-01-18               4.50                2,786,046             2,793,447
   08-01-18               5.50                  180,540               187,471
   09-01-18               5.50                4,736,509             4,918,286
   10-01-18               4.50                7,575,109             7,588,515
   10-01-18               5.00                9,561,406             9,766,783
   10-01-18               5.50                9,656,867            10,024,925
   11-01-18               7.00                  305,969               324,844
   02-01-19               5.00                7,727,913             7,887,697
   02-01-19               6.00                2,453,571             2,578,978
   11-01-21               8.00                   43,717                47,814
   04-01-22               8.00                  171,506               187,504
   01-01-23               6.50                  302,674               319,975
   04-01-23               8.50                  613,036               675,406
   07-01-23               5.00                4,494,127             4,535,486
   08-01-23               5.50                9,739,587            10,027,877
   09-01-23               5.50                6,918,108             7,122,941
   06-01-24               9.00                  651,701               727,747
   02-01-27               7.50                1,167,074             1,255,176
   07-01-28               5.50                2,512,326             2,567,869
   08-01-28               5.50                3,089,491             3,157,794
   10-01-28               6.00                5,650,263             5,874,862
   11-01-28               5.50                5,972,342             6,104,379
   11-01-28               6.50                2,726,545             2,875,849
   01-01-29               6.50                3,124,577             3,295,676
   04-01-29               5.00               12,304,710            12,229,905
   08-01-29               7.00                  236,908               253,283
   11-01-31               6.50                  200,871               212,504
   11-01-31               7.00                4,894,638             5,229,399
   05-01-32               7.00                6,148,494             6,567,448
   06-01-32               6.50                  574,608               605,393
   06-01-32               7.00                3,210,743             3,429,521
   06-01-32               7.50                  679,918               729,680
   07-01-32               6.50                2,748,091             2,904,592
   08-01-32               6.50                5,926,191             6,253,226
   08-01-32               7.00                1,593,355             1,702,676
   09-01-32               6.00               10,350,815            10,737,395
   09-01-32               7.00                  332,910               355,595
   10-01-32               5.50                9,255,153             9,430,484
   10-01-32               6.50                4,900,120             5,182,010
   11-01-32               5.00                6,162,611             6,138,990
   11-01-32               7.00                1,234,100             1,318,191
   01-01-33               6.00                7,796,751             8,090,632
   01-01-33               6.50                  253,905               267,508
   02-01-33               5.50                5,853,425             5,961,458
   02-01-33               6.00                  484,753               502,858
   03-01-33               5.50               13,883,185            14,148,602
   03-01-33               6.00                8,121,722             8,440,791
   03-01-33               6.50                4,426,207             4,652,765
   04-01-33               5.50                8,202,541             8,375,913
   04-01-33               6.00               15,869,314            16,535,187
   05-01-33               5.50               18,511,336            18,864,267
   05-01-33               6.50                  902,027               950,354
   07-01-33               4.85                4,223,437(p)          4,199,659
   07-01-33               5.00                8,856,959(g)          8,817,015
   07-01-33               5.50                6,148,501             6,260,497
   08-01-33               5.50                  919,147               935,890
   11-01-33               6.50                6,502,567             6,835,405
   12-01-33               5.00                5,697,245(p)          5,749,839
   01-01-34               4.77                  221,720(p)            228,003
   01-01-34               5.00                  767,138               762,475
   01-01-34               6.50                1,470,461             1,554,468
   02-01-34               6.50                7,371,834             7,749,167
   03-01-34               5.00               19,118,716            19,032,492
   03-01-34               5.00                9,025,526(g)          8,984,822
   08-01-34               4.53                3,746,355(p)          3,729,945
   10-01-34               6.00               29,415,000(g)         30,352,602
  Collateralized Mtge Obligation
   01-25-12               3.97                  284,347               287,417
   05-25-16               4.00                4,950,000             4,971,738
   12-25-26               8.00                3,146,568             3,425,702
   02-25-44               7.00               15,660,647            16,633,196
   06-25-44               7.50                3,555,364             3,857,748
  Interest Only
   12-25-12              13.29                2,328,588(h)            143,627
Govt Natl Mtge Assn
   05-15-33               6.00                4,070,928             4,232,212
   10-15-33               5.50                6,096,367             6,225,817
   03-20-34               6.50                2,735,404             2,887,170
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00                2,240,249(h)            274,356
   08-20-32               0.00                7,801,762(h)          1,280,912
GRS Mtge Loan Trust
  Series 2004-10F Cl 1A5
   08-25-19               4.50                5,150,000             5,084,016
  Series 2004-6F Cl 2A2
   05-25-34               5.50                3,293,397             3,420,043
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.40                2,437,393             2,389,081
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.46                2,570,711(p)          2,562,844

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
130   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19               5.00%              $3,326,361            $3,378,818
  Series 2004-8 Cl 7A1
   09-25-19               5.00                4,600,000             4,640,250
Morgan Stanley Mtge Loan Trust
  Series 2004-3 Cl 4A
   04-25-34               5.74                7,682,569             7,838,225
Structured Adjustable Rate Mtge Loan
  Series 2004-3AC
   03-25-34               4.94                3,224,993(p)          3,304,199
  Series 2004-5 Cl B1
   05-25-34               4.63                2,373,109(p)          2,364,589
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50               11,524,807            11,564,576
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                3,169,998             3,127,203
Total                                                             664,576,511

Aerospace & defense (0.2%)
Alliant Techsystems
   05-15-11               8.50                  525,000               570,938
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88                  530,000               545,900
L-3 Communications
   06-15-12               7.63                1,460,000             1,580,450
   07-15-13               6.13                    5,000                 4,925
Total                                                               2,702,213

Airlines (--%)
Northwest Airlines
  Series 1999-1A
   02-01-20               6.81                  773,500               672,744

Automotive & related (0.4%)
DaimlerChrysler NA Holding
   11-15-13               6.50                3,015,000             3,249,959
Ford Motor
   10-01-28               6.63                1,160,000             1,052,328
   02-01-29               6.38                2,145,000             1,880,708
Meritor Automotive
   02-15-09               6.80                  525,000               540,750
TRW Automotive
  Sr Nts
   02-15-13               9.38                  430,000               495,575
Total                                                               7,219,320

Banks and savings & loans (3.0%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                2,160,000             2,158,898
JP Morgan Chase
  Sub Nts
   02-01-11               6.75                2,165,000             2,420,139
   03-15-14               4.88                  515,000               510,580
US Bank NA Minnesota
   08-01-11               6.38                5,555,000             6,207,196
Wachovia
  Sub Nts
   08-01-14               5.25                8,870,000             9,075,819
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                9,870,000            11,147,997
   08-15-14               5.65                4,790,000             4,962,248
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45               12,910,000(k)         14,518,071
Total                                                              51,000,948

Beverages & tobacco (0.1%)
Cott Beverages
   12-15-11               8.00                1,405,000             1,522,669

Building materials & construction (0.2%)
Associated Materials
   04-15-12               9.75                  270,000               303,750
Louisiana Pacific
  Sr Nts
   08-15-10               8.88                1,440,000             1,699,200
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                  600,000(d)            642,000
Ryland Group
  Sr Nts
   06-01-08               5.38                1,310,000             1,352,575
Total                                                               3,997,525

Cable (1.0%)
Comcast
   03-15-11               5.50               13,605,000            14,155,050
CSC Holdings
  Sr Nts
   12-15-07               7.88                  780,000               828,750
DirecTV Holdings/Finance
  Sr Nts
   03-15-13               8.38                  800,000               910,000
Echostar DBS
  Sr Nts
   10-01-08               5.75                  450,000               451,125
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                  905,000(c)            914,050
Total                                                              17,258,975

Cellular telecommunications (0.2%)
Nextel Communications
  Sr Nts
   10-31-13               6.88                  810,000               818,100
US Cellular
  Sr Nts
   12-15-33               6.70                3,344,000             3,287,135
Total                                                               4,105,235

Chemicals (0.3%)
Airgas
   10-01-11               9.13                  800,000               902,000
  Sr Sub Nts
   07-15-14               6.25                   55,000                54,106
BCP Caylux Holdings
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                  490,000(c,d)          526,138
Compass Minerals Group
   08-15-11              10.00                1,535,000             1,703,849
Georgia Gulf
  Sr Nts
   12-15-13               7.13                  792,000               807,840
Innophos
  Sr Sub Nts
   08-15-14               8.88                   65,000(d)             67,600
MacDermid
   07-15-11               9.13                  290,000               323,713
Total                                                               4,385,246

Energy (0.9%)
Amerada Hess
   08-15-11               6.65                3,490,000             3,828,578
Chesapeake Energy
  Sr Nts
   06-15-14               7.50                  175,000               186,813
   08-15-14               7.00                  355,000(d)            365,650
   01-15-16               6.88                  250,000               253,125
Devon Financing
   09-30-11               6.88                2,785,000             3,142,380
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                1,700,000             1,666,000
Foundation PA Coal
  Sr Nts
   08-01-14               7.25                  170,000(d)            177,650
Gulfterra Energy Partner
  Sr Nts
   06-01-10               6.25                1,910,000             2,103,388
Kerr-McGee
   10-15-05               8.13                  500,000               524,329
Newfield Exploration
  Sr Nts
   03-01-11               7.63                1,500,000             1,650,000
  Sr Sub Nts
   08-15-12               8.38                  270,000               299,025
   09-01-14               6.63                  280,000(d)            287,000
Peabody Energy
  Series B
   03-15-13               6.88                1,080,000             1,139,400
Total                                                              15,623,338

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
131   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Energy equipment & services (0.8%)
Grant Prideco Escrow
   12-15-09               9.00%              $1,060,000            $1,176,600
Halliburton
   10-15-10               5.50               10,340,000            10,738,917
Key Energy Services
  Series C
   03-01-08               8.38                  235,000               247,925
  Sr Nts
   05-01-13               6.38                  565,000               539,575
Offshore Logistics
   06-15-13               6.13                  730,000               722,700
Pacific Energy
  Sr Nts
   06-15-14               7.13                  450,000(d)            475,875
Pride Intl
  Sr Nts
   07-15-14               7.38                  250,000(d)            266,250
Total                                                              14,167,842

Finance companies (0.6%)
Ford Motor Credit
   10-01-13               7.00                1,410,000             1,478,145
GMAC
   09-15-11               6.88                8,925,000             9,344,029
Total                                                              10,822,174

Financial services (0.8%)
Capital One Bank
  Sr Nts
   02-01-06               6.88                  880,000               931,528
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12               5.25                6,850,000(c)          7,097,401
Pricoa Global Funding I
   06-15-08               4.35                5,305,000(d)          5,424,734
Total                                                              13,453,663

Food (0.4%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                  985,000(c)          1,078,575
Chiquita Brands Intl
  Sr Nts
   03-15-09              10.56                  790,000               856,163
Del Monte
  Sr Sub Nts
   12-15-12               8.63                  290,000               319,000
Kraft Foods
   10-01-13               5.25                5,025,000             5,119,233
Total                                                               7,372,971

Health care services (0.4%)
Cardinal Health
   06-15-15               4.00                4,185,000             3,688,542
HCA
   03-15-14               5.75                1,195,000             1,184,609
IASIS Healthcare
  Sr Sub Nts
   06-15-14               8.75                  175,000(d)            182,875
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                  480,000               501,600
Omnicare
  Sr Sub Nts
   06-01-13               6.13                  530,000               514,100
Triad Hospitals
  Sr Nts
   05-15-12               7.00                  550,000               573,375
US Oncology
  Sr Nts
   08-15-12               9.00                  165,000(d)            172,838
Vanguard Health Systems
   08-01-11               9.75                  700,000               812,000
Total                                                               7,629,939

Home building (0.1%)
DR Horton
   12-01-07               7.50                  520,000               572,000
   01-15-09               5.00                  535,000               543,025
   07-01-13               5.88                  640,000               640,000
Meritage Homes
   06-01-11               9.75                  625,000               696,875
Total                                                               2,451,900

Industrial services (0.1%)
Allied Waste North America
   11-15-10               6.50                  325,000               325,000
   04-15-11               6.38                  600,000               589,500
Total                                                                 914,500

Industrial transportation (--%)
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07               9.50                2,290,000(b,c,l)         45,800

Insurance (1.3%)
ASIF Global Financing
   01-17-13               4.90               21,085,000(d)         21,399,167
Pacific Life
   09-15-33               6.60                  935,000(d)          1,013,250
Total                                                              22,412,417

Leisure time & entertainment (1.4%)
Blockbuster
  Sr Sub Nts
   09-01-12               9.00                   95,000(d)             98,325
Time Warner
   05-15-29               6.63               11,045,000            11,261,548
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                  520,000(d)            540,800
Viacom
   05-15-11               6.63               11,120,000            12,350,206
Total                                                              24,250,879

Lodging & gaming (0.4%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                  215,000               227,094
   04-15-14               6.75                  575,000               576,438
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13                1,525,000             1,727,062
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09               9.25                  800,000               857,999
Hilton Hotels
   12-01-12               7.63                  675,000               774,563
MGM Mirage
   10-01-09               6.00                  355,000               362,100
  Sr Nts
   02-27-14               5.88                  370,000               349,650
Mohegan Tribal Gaming
  Sr Sub Nts
   04-01-12               8.00                  755,000               828,613
   08-15-14               7.13                  200,000(d)            205,500
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12               8.38                  335,000               385,250
Station Casinos
  Sr Nts
   04-01-12               6.00                  530,000               531,325
Total                                                               6,825,594

Machinery (0.1%)
Case New Holland
  Sr Nts
   08-01-11               9.25                  285,000(d)            314,925
Joy Global
  Series B
   03-15-12               8.75                  775,000               873,812
Manitowoc
   11-01-13               7.13                  715,000               738,238
Total                                                               1,926,975

Media (0.6%)
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63                  825,000(c)            878,625
CBD Media/Finance
   06-01-11               8.63                  505,000               534,038
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                  845,000(c)            923,163
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                  365,000               411,081
Emmis Operating
   05-15-12               6.88                  545,000               546,553
Gray Television
   12-15-11               9.25                   25,000                28,031
Lamar Media
   01-01-13               7.25                  170,000               181,050

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
132   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Media (cont.)
Nexstar Finance LLC
   04-01-08              12.00%                $305,000              $336,263
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                  295,000(c)            339,619
Radio One
  Series B
   07-01-11               8.88                  535,000               593,181
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                1,565,000(c)          1,673,429
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                  795,000(c)            846,675
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                  450,000               463,500
United Artists Theatre
   07-01-15               9.30                3,090,166             3,151,969
Total                                                              10,907,177

Metals (0.1%)
Earle M Jorgensen
   06-01-12               9.75                  265,000               294,150
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                  850,000(c)            813,875
Total                                                               1,108,025

Multi-industry (0.9%)
ARAMARK Services
   12-01-06               7.10                  500,000               539,897
SPX
  Sr Nts
   06-15-11               6.25                  470,000               465,300
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75               12,670,000(c)         14,158,826
Total                                                              15,164,023

Paper & packaging (0.6%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   03-15-14               6.75                  455,000(c,d)          444,025
Ball
   12-15-12               6.88                1,190,000             1,243,550
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                  840,000(c)            871,500
Crown Paper
  Sr Sub Nts
   09-01-05              11.00                3,450,000(b,j,l)             --
Domtar
  (U.S. Dollar)
   12-01-13               5.38                3,750,000(c)          3,727,838
Georgia-Pacific
   02-01-10               8.88                  540,000               633,150
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                  220,000               244,200
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                1,110,000(c)          1,146,075
Owens-Brockway Glass
   05-15-11               7.75                  795,000               842,700
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                1,135,000             1,129,325
Stone Container
  Sr Nts
   02-01-08               9.25                   25,000                27,750
   07-01-12               8.38                  500,000               547,500
Total                                                              10,857,613

Real estate (0.5%)
Archstone-Smith OPR Trust
   08-15-14               5.63                7,275,000             7,517,927
Host Marriott
  Sr Nts
   08-15-12               7.00                  780,000(d)            793,650
La Quinta Properties
  Sr Nts
   08-15-12               7.00                  165,000(d)            170,156
Total                                                               8,481,733

Restaurants (--%)
Domino's Pizza LLC
  Sr Sub Nts
   07-01-11               8.25                  525,000               561,750

Retail -- drugstores (--%)
Jean Coutu Group PJC
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                  495,000(c,d)          509,850

Retail -- general (0.5%)
Finlay Fine Jewelry
  Sr Nts
   06-01-12               8.38                  290,000(d)            308,850
Flooring America
  Series B
   10-15-07               9.25                  185,000(b,j,l)             --
May Department Stores
   07-15-14               5.75                5,750,000(d)          5,936,996
United Auto Group
   03-15-12               9.63                  355,000               394,050
William Carter
  Series B
   08-15-11              10.88                1,108,000             1,246,500
Total                                                               7,886,396

Telecom equipment & services (1.3%)
PanAmSat
   08-15-14               9.00                  250,000(d)            260,000
Qwest
   03-15-12               9.13                1,050,000(d)          1,123,500
Sprint Capital
   11-15-28               6.88               12,390,000            12,913,986
TELUS
  (U.S. Dollar)
   06-01-07               7.50                2,745,000(c)          3,015,673
   06-01-11               8.00                3,690,000(c)          4,290,134
Total                                                              21,603,293

Utilities -- electric (2.6%)
Centerpoint Energy
   02-15-11               7.75                1,050,000             1,217,141
Centerpoint Energy Resources
  Sr Nts Series B
   04-01-13               7.88                  960,000             1,132,484
Cleveland Electric Illuminating
  Sr Nts
   12-15-13               5.65                2,340,000             2,389,596
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                  830,000               862,743
Consolidated Natural Gas
   12-01-13               6.63                1,870,000             2,091,685
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                3,670,000(d)          3,681,194
DPL
  Sr Nts
   09-01-11               6.88                  500,000               520,000
Duke Energy
   01-15-12               6.25                2,335,000             2,519,414
  1st Mtge
   03-05-08               3.75                2,030,000             2,041,673
   04-01-10               4.50                  870,000               880,832
  Sr Nts
   11-30-12               5.63                3,960,000             4,118,114
Duke Energy Field Services
   08-16-05               7.50                2,500,000             2,612,898
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                  710,000               745,912
Florida Power
  1st Mtge
   03-01-13               4.80                1,520,000             1,527,159
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30                1,110,000(d)          1,185,580
IPALCO Enterprises
   11-14-08               8.38                  265,000               294,150
   11-14-11               8.63                1,765,000             1,959,150
Metropolitan Edison
   03-15-13               4.95                4,090,000             4,054,588
  1st Mtge
   04-01-14               4.88                1,820,000(d)          1,778,963

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
133   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Utilities -- electric (cont.)
Northern States Power
  1st Mtge
   08-01-10               4.75%                $120,000              $123,374
Tampa Electric
   06-15-12               6.88                  570,000               637,142
   08-15-12               6.38                  805,000               875,424
Westar Energy
  1st Mtge
   07-01-14               6.00                6,110,000             6,503,190
Total                                                              43,752,406

Utilities -- natural gas (0.4%)
ANR Pipeline
   03-15-10               8.88                  405,000               455,625
Consolidated Natural Gas
  Sr Nts
   04-15-11               6.85                  870,000               981,473
El Paso Natl Gas
  Sr Nts Series A
   08-01-10               7.63                  355,000               378,075
Northwest Pipeline
   03-01-10               8.13                1,340,000             1,509,175
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                  790,000(d)            837,400
Southern Natural Gas
   03-15-10               8.88                  410,000               461,250
Southern Star Central
   08-01-10               8.50                  470,000               514,650
Transcontinental Gas Pipeline
  Series B
   08-15-11               7.00                1,070,000             1,182,350
Williams Companies
   03-15-12               8.13                  920,000             1,058,000
Total                                                               7,377,998

Utilities -- telephone (2.3%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25                4,535,000(c)          4,604,884
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13               5.25               10,700,000(c,d)       10,866,118
   11-15-33               6.38                1,040,000(c,d)        1,073,740
Verizon New York
  Series B
   04-01-32               7.38                4,200,000             4,642,693
Verizon Pennsylvania
  Series A
   11-15-11               5.65               17,730,000            18,601,783
Total                                                              39,789,218

Total bonds
(Cost: $1,608,284,022)                                         $1,626,448,973

Common stocks (--%)
Issuer                                            Shares              Value(a)

Orius                                               349(b,j,l)            $--
Stellex Aerostructures                               54(b,h,j,l)           --

Total common stocks
(Cost: $48,000)                                                           $--

Preferred stocks & other (--%)
Issuer                                            Shares              Value(a)

Orius Tranche Series A
  Warrants                                          387(b,j,l)            $--
Orius Tranche Series B
  Warrants                                          407(b,j,l)             --
Orius Tranche Series C
  Warrants                                          904(b,j,l)             --
Pegasus Satellite
   Cm Pay-in-kind Series B                           --(b,r)                1

Total preferred stocks & other
(Cost: $123)                                                               $1

Short-term securities (10.8%)(o)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (4.7%)
Federal Home Loan Bank Disc Nts
   09-10-04               1.49%             $25,000,000           $24,989,653
   09-15-04               1.27               10,000,000             9,994,730
Federal Home Loan Mtge Corp Disc Nt
   09-21-04               1.36               20,000,000            19,984,164
Federal Natl Mtge Assn Disc Nt
   09-17-04               1.50               25,000,000            24,982,293
Total                                                              79,950,840

Commercial paper (6.1%)
CIESCO
   10-18-04               1.55               20,000,000            19,958,820
Deutsche Bank Financial LLC
   09-01-04               1.57               17,300,000            17,299,245
Fairway Finance
   10-06-04               1.58               10,000,000             9,984,200
Falcon Asset Securitization
   09-23-04               1.53                5,000,000             4,995,113
Galaxy Funding
   10-21-04               1.62                4,000,000             3,990,820
Jupiter Securitization
   09-15-04               1.53               10,000,000             9,993,625
   09-24-04               1.54                3,200,000             3,196,715
Old Line Funding LLC
   09-24-04               1.54               11,200,000            11,188,502
Preferred Receivable Funding
   09-23-04               1.55               15,000,000            14,985,146
UBS Finance (Delaware) LLC
   09-01-04               1.58                5,200,000             5,199,772
White Pine Finance LLC
   09-22-04               1.43                2,600,000(q)          2,597,734
Total                                                             103,389,692

Total short-term securities
(Cost: $183,347,126)                                             $183,340,532

Total investments in securities
(Cost: $1,791,679,271)(s)                                      $1,809,789,506

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
134   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 6.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $69,595,341 or 4.1% of net assets.

(e) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments as of Aug. 31, 2004:

                                    Principal   Settlement      Proceeds
        Security                     amount        date        receivable            Value
        Federal Natl Mtge Assn
           09-01-19  5.00%       $ 4,025,000      9-20-04      $ 4,072,422      $ 4,099,213
           09-01-34  5.00         18,000,000      9-15-04       17,759,531       17,853,750
           09-01-34  5.50         14,650,000      9-15-04       14,780,492       14,874,321
           09-01-34  6.50         13,200,000      9-15-04       13,785,750       13,855,881

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Aug. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $48,028,315.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of Aug. 31, 2004.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(j)     Negligible market value.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

        Type of security                                      Notional amount

        Purchase contracts
        U.S. Treasury Bond, Dec. 2004, 20-year                   $ 24,500,000

        Sale contracts
        U.S. Treasury Note, Sept. 2004, 10-year                    46,000,000
        U.S. Treasury Note, Dec. 2004, 5-year                       5,800,000
        U.S. Treasury Note, Dec. 2004, 10-year                    111,600,000

(l) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2004, is as follows:

                                                     Acquisition
        Security                                        dates                   Cost
        Crown Paper
           11.00% Sr Sub Nts 2005              02-10-00 thru 02-14-00      $2,093,399
        Flooring America
           9.25% Series B 2007                 10-09-97 thru 12-17-02         205,934
        Greater Beijing First Expressways
           (U.S. Dollar) 9.50% Sr Nts 2007     06-12-97 thru 11-03-98         456,859
        Orius                                         03-22-01                 48,000
        Orius Tranche Series A
           Warrants                                   04-22-04                     --
        Orius Tranche Series B
           Warrants                                   04-22-04                     --
        Orius Tranche Series C
           Warrants                                   04-22-04                     --
        Stellex Aerostructures                        02-08-99*                    --

        * This security was acquired in connection with the Fund merger referred to in Note 10 of the financial statements.

--------------------------------------------------------------------------------
135   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Bond Fund

(m) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

        FSA -- Financial Security Assurance

(n) Security is partially or fully on loan. See Note 6 to the financial statements.

(o) Cash collateral received from security lending activity is invested in short-term securities and represents 2.3% of this category (see Note 6 to the financial statements). 8.5% of the short-term securities is the Fund's cash equivalent position.

(p) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(q) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $2,597,734 or 0.2% of net assets.

(r) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(s) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $1,792,788,711 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $23,460,254
        Unrealized depreciation                                    (6,459,459)
                                                                   ----------
        Net unrealized appreciation                               $17,000,795
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
136   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Diversified Equity Income Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (97.6%)
Issuer                                            Shares              Value(a)

Aerospace & defense (3.6%)
Goodrich                                        224,200            $7,120,592
Honeywell Intl                                  267,100             9,610,258
Rockwell Automation                             112,100             4,371,900
United Technologies                              94,300             8,855,713
Total                                                              29,958,463

Airlines (0.7%)
AMR                                             530,900(b,f)        4,746,246
Northwest Airlines                              156,200(b,f)        1,471,404
Total                                                               6,217,650

Automotive & related (1.6%)
Eaton                                           116,800             7,048,880
General Motors                                  162,100             6,696,351
Total                                                              13,745,231

Banks and savings & loans (3.4%)
Bank of America                                 341,500            15,360,670
US Bancorp                                       83,400             2,460,300
Washington Mutual                               120,800             4,690,664
Wells Fargo                                     109,300             6,421,375
Total                                                              28,933,009

Beverages & tobacco (1.4%)
Altria Group                                    237,500            11,625,625

Broker dealers (2.6%)
JP Morgan Chase                                 165,000             6,530,700
Lehman Brothers Holdings                         36,600             2,704,374
Merrill Lynch & Co                              118,200             6,036,474
Morgan Stanley                                  123,400             6,260,082
Total                                                              21,531,630

Building materials & construction (1.3%)
Cemex ADR                                       189,600(c)          5,365,680
Fluor                                           138,200             5,908,050
Total                                                              11,273,730

Chemicals (2.8%)
Air Products & Chemicals                         32,200             1,686,636
Compass Minerals Intl                           162,600             3,491,022
Dow Chemical                                    222,900             9,542,349
du Pont (EI) de Nemours                         178,200             7,530,732
Eastman Chemical                                 37,300             1,735,569
Total                                                              23,986,308

Computer hardware (0.2%)
Hewlett-Packard                                 115,200             2,060,928

Computer software & services (1.4%)
Electronic Data Systems                         316,700             6,086,974
Microsoft                                       215,000             5,869,500
Total                                                              11,956,474

Energy (11.4%)
BP ADR                                           60,300(c)          3,238,110
Burlington Resources                             50,400             1,825,992
ChevronTexaco                                   154,500            15,063,750
ConocoPhillips                                   79,400             5,909,742
Exxon Mobil                                     308,700            14,231,070
Kerr-McGee                                      198,300            10,466,274
Marathon Oil                                    292,500            10,608,975
Petroleo Brasileiro ADR                         330,800(c)         10,172,100
Repsol ADR                                      192,900(c)          4,000,746
Total ADR                                       129,300(c)         12,670,107
Unocal                                          193,700             7,232,758
Total                                                              95,419,624

Energy equipment & services (5.8%)
Baker Hughes                                    274,100            10,780,353
Halliburton                                     339,600             9,906,132
McDermott Intl                                  644,700(b)          7,768,635
Schlumberger                                    175,700            10,858,260
Tidewater                                       335,500             9,789,890
Total                                                              49,103,270

Engineering & construction (1.0%)
Hanson ADR                                      249,000(c,f)        8,533,230

Environmental services (0.6%)
Waste Management                                192,900             5,360,691

Finance companies (2.7%)
Citigroup                                       496,300            23,117,654

Financial services (2.5%)
Capital One Financial                            78,200             5,298,832
Fannie Mae                                      165,000            12,284,250
MBNA                                            159,100             3,840,674
Total                                                              21,423,756

Food (0.6%)
Archer-Daniels-Midland                          314,700             5,025,759

Furniture & appliances (1.5%)
Stanley Works                                    97,900             4,235,154
Whirlpool                                       138,000             8,437,320
Total                                                              12,672,474

Health care products (0.5%)
Bristol-Myers Squibb                            162,400             3,853,752

Health care services (3.2%)
PacifiCare Health Systems                       671,000(b)         21,881,310
Tenet Healthcare                                450,600(b)          4,695,252
Total                                                              26,576,562

Home building (0.4%)
Centex                                           15,200               695,704
DR Horton                                        22,850               706,979
KB HOME                                          11,000               756,470
Lennar CI A                                      22,900             1,048,820
Total                                                               3,207,973

Industrial transportation (1.7%)
Burlington Northern Santa Fe                    404,100            14,466,780

Insurance (12.5%)
ACE                                             354,700(c)         13,673,685
CIGNA                                            44,900             2,988,544
Hartford Financial
  Services Group                                 56,600             3,461,656
Jefferson-Pilot                                 120,000             5,748,000
Lincoln Natl                                    120,100             5,440,530
Loews                                           170,200             9,667,360
SAFECO                                          182,300             8,781,391
St. Paul Travelers Companies                    564,800            19,592,912
Torchmark                                       118,700             6,110,676
UnumProvident                                   285,500             4,619,390
XL Capital Cl A                                 352,900(c)         24,773,580
Total                                                             104,857,724

Leisure time & entertainment (1.4%)
Blockbuster Cl A                                179,800(f)          1,443,794
Royal Caribbean Cruises                         248,800(f)         10,275,440
Total                                                              11,719,234

Machinery (6.8%)
Caterpillar                                     375,500            27,298,850
Ingersoll-Rand Cl A                             231,000(c)         15,017,310
Parker-Hannifin                                 159,400             8,666,578
Tomkins ADR                                     317,700(c)          5,991,822
Total                                                              56,974,560

Media (0.7%)
RR Donnelley & Sons                             195,500             6,007,715

Metals (0.9%)
Alcoa                                           221,700             7,178,646

Multi-industry (10.7%)
Cooper Inds Cl A                                 76,900             4,246,418
Crane                                           214,900             5,802,300
Diebold                                          39,400             1,926,266
Dover                                            68,000             2,565,640
Eastman Kodak                                   147,500             4,363,050
General Electric                                894,000            29,314,260
Martin Marietta Materials                        69,600             3,131,304
Monsanto                                        248,500             9,095,100
Pentair                                         131,700             4,377,708
Pitney Bowes                                     67,000             2,918,520
Textron                                         182,500            11,586,925
YORK Intl                                       300,200             9,774,512
Total                                                              89,102,003

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
137   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Equity Income Fund

Issuer                                            Shares              Value(a)

Paper & packaging (2.7%)
Abitibi-Consolidated                            541,500(c)         $3,205,680
Intl Paper                                      275,000            11,005,500
MeadWestvaco                                     92,600             2,791,890
Rayonier                                         42,000             1,947,540
Weyerhaeuser                                     63,600             3,975,636
Total                                                              22,926,246

Precious metals (0.1%)
Freeport McMoRan Copper &
  Gold Cl B                                      29,600             1,113,848

Real estate investment trust (1.7%)
Crescent Real Estate Equities                   703,500            11,234,895
Starwood Hotels &
  Resorts Worldwide                              76,600             3,385,720
Total                                                              14,620,615

Retail -- general (0.3%)
JC Penney                                        70,400             2,697,728

Utilities -- electric (0.2%)
FirstEnergy                                      21,800               877,232
Pinnacle West Capital                            20,600               869,526
Total                                                               1,746,758

Utilities -- natural gas (0.2%)
NiSource                                         80,700             1,678,560

Utilities -- telephone (8.6%)
AT&T                                            397,100             5,869,138
BellSouth                                       514,800            13,776,048
BT Group                                      2,666,140             8,793,005
SBC Communications                              594,700            15,337,313
Sprint (FON Group)                              347,400             6,836,832
Telefonos de Mexico
  ADR Cl L                                      281,500(c)          9,117,785
Verizon Communications                          321,800            12,630,650
Total                                                              72,360,771

Total common stocks
(Cost: $750,769,721)                       $823,034,981

Preferred stocks (0.6%)

Issuer                                            Shares              Value(a)

Xerox
  6.25% Cv                                        6,410              $794,199
  7.50% Cv                                        9,300(d)            695,175
Schering-Plough
  6.00% Cv                                       66,600             3,343,320

Total preferred stocks
(Cost: $4,436,000)                                                 $4,832,694

Short-term securities (4.3%)(g)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (1.3%)
Federal Home Loan Mtge Corp Disc Nt
   09-07-04               1.30%              $5,000,000            $4,998,738
Federal Natl Mtge Assn Disc Nts
   09-22-04               1.31                3,900,000             3,896,873
   10-01-04               1.53                2,300,000             2,296,970
Total                                                              11,192,581

Commercial paper (3.0%)
K2 (USA) LLC
   09-10-04               1.40                6,800,000(e)          6,797,350
Merrill Lynch
   09-01-04               1.43                8,300,000             8,299,670
   09-09-04               1.53                9,300,000             9,296,443
White Pine Finance LLC
   09-22-04               1.43                1,026,000(e)          1,025,106
Total                                                              25,418,569

Total short-term securities
(Cost: $36,612,610)                                               $36,611,150

Total investments in securities
(Cost: $791,818,331)(h)                                          $864,478,825

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 13.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $695,175 or 0.1% of net assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $7,822,456 or 0.9% of net assets.

(f) Security is partially or fully on loan. See Note 6 to the financial statements.

(g) Cash collateral received from security lending activity is invested in short-term securities and represents 1.8% of this category (see Note 6 to the financial statements). 2.5% of the short-term securities is the Fund's cash equivalent position.

(h) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $794,936,563 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                  $ 86,189,713
        Unrealized depreciation                                   (16,647,451)
                                                                  -----------
        Net unrealized appreciation                              $ 69,542,262
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
138   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Equity Select Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (97.9%)
Issuer                                            Shares              Value(a)

Banks and savings & loans (2.1%)
Investors Financial Services                    101,500            $4,707,570

Broker dealers (2.1%)
Legg Mason                                       57,300             4,622,964

Chemicals (1.5%)
Sigma-Aldrich                                    58,700             3,362,923

Computer hardware (1.1%)
Network Appliance                               122,200(b)          2,452,554

Computer software & services (19.7%)
Acxiom                                          146,700             3,296,349
Adobe Systems                                    46,850             2,149,010
Advent Software                                  74,200(b)          1,252,496
BMC Software                                    293,100(b)          4,387,707
Dendrite Intl                                   274,000(b)          3,534,600
Digital River                                    68,000(b)          1,636,760
DST Systems                                      68,100(b)          3,080,844
Electronic Arts                                  43,300(b)          2,155,474
Fair Isaac                                      115,600             3,113,108
Fiserv                                          113,500(b)          3,947,530
Juniper Networks                                191,100(b)          4,374,279
NAVTEQ                                           20,000(b)            657,600
Paychex                                         162,700             4,827,308
SunGard Data Systems                            162,700(b)          3,742,100
Symantec                                         49,400(b)          2,369,224
Total                                                              44,524,389

Electronics (7.0%)
Altera                                           74,200(b)          1,403,864
American Power Conversion                       163,400             2,745,120
Broadcom Cl A                                    44,100(b)          1,196,874
KLA-Tencor                                       28,100(b)          1,049,816
Maxim Integrated Products                       101,000             4,386,430
Microchip Technology                            140,100             3,697,239
Novellus Systems                                 51,400(b)          1,255,702
Total                                                              15,735,045

Energy (8.3%)
Apache                                           90,800             4,057,852
EOG Resources                                    40,000             2,310,800
Murphy Oil                                       69,200             5,225,292
Newfield Exploration                             67,200(b)          3,719,520
Pogo Producing                                   76,100             3,346,878
Total                                                              18,660,342

Energy equipment & services (4.4%)
BJ Services                                      84,300(b)          4,050,615
ENSCO Intl                                      118,200             3,446,712
Nabors Inds                                      54,700(b,c)        2,412,270
Total                                                               9,909,597

Financial services (1.1%)
CapitalSource                                    54,200(b)          1,105,138
T Rowe Price Group                               28,200             1,396,746
Total                                                               2,501,884

Health care products (15.2%)
American Pharmaceutical
  Partners                                       38,500(b)          1,170,785
Biogen Idec                                     141,600(b)          8,401,128
Biomet                                          160,500             7,326,825
Diagnostic Products                             126,000             5,092,920
Eon Labs                                         18,500(b)            465,460
Gilead Sciences                                   3,200(b)            221,216
Invitrogen                                       64,700(b)          3,202,650
Kinetic Concepts                                 24,847(b)          1,236,635
MedImmune                                        62,800(b)          1,499,036
MGI Pharma                                       15,700(b)            364,711
St. Jude Medical                                 24,800(b)          1,667,800
Techne                                           95,800(b)          3,711,292
Total                                                              34,360,458

Health care services (4.6%)
Express Scripts                                  31,200(b)          1,971,840
Health Management
  Associates Cl A                               196,700             3,760,904
Lincare Holdings                                 92,000(b)          2,956,880
Omnicare                                         54,200             1,568,548
Total                                                              10,258,172

Industrial services (5.0%)
Cintas                                           67,600             2,772,276
Fastenal                                        135,500             8,506,690
Total                                                              11,278,966

Insurance (0.6%)
Axis Capital Holdings                            52,800(c)          1,260,336

Lodging & gaming (0.2%)
GTECH Holdings                                   17,900               420,650

Media (4.6%)
Catalina Marketing                              137,900(b)          3,102,750
Univision
  Communications Cl A                           153,000(b)          5,049,000
Westwood One                                     95,900(b)          2,151,996
Total                                                              10,303,746

Multi-industry (6.5%)
Danaher                                         103,800             5,337,396
DeVry                                            63,100(b)          1,225,402
Martin Marietta Materials                        51,000             2,294,490
Robert Half Intl                                133,800             3,278,100
Strayer Education                                22,900             2,381,600
Total                                                              14,516,988

Restaurants (4.8%)
Brinker Intl                                     37,200(b)          1,132,740
CBRL Group                                       44,600             1,421,848
Cheesecake Factory (The)                         59,300(b)          2,453,834
Outback Steakhouse                               14,300               559,702
Starbucks                                       122,200(b)          5,283,928
Total                                                              10,852,052

Retail -- general (7.3%)
Staples                                          82,600             2,368,968
Whole Foods Market                               97,200             7,555,356
Williams-Sonoma                                 188,300(b)          6,588,617
Total                                                              16,512,941

Telecom equipment & services (1.0%)
Corning                                         110,600(b)          1,119,272
JDS Uniphase                                    333,900(b)          1,038,429
Total                                                               2,157,701

Textiles & apparel (0.8%)
Coach                                            40,500(b)          1,707,075

Total common stocks
(Cost: $200,154,578)                                             $220,106,353

Short-term securities (2.7%)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
   09-15-04               1.27%                $500,000              $499,737
Federal Home Loan Mtge Corp Disc Nt
   09-30-04               1.51                1,200,000             1,198,491
Federal Natl Mtge Assn Disc Nts
   09-08-04               1.49                  900,000               899,702
   09-22-04               1.31                  500,000               499,599
   09-27-04               1.51                1,100,000             1,098,754
   10-01-04               1.53                  500,000               499,341
   10-08-04               1.53                  600,000               599,031
   10-20-04               1.59                  800,000               798,233

Total short-term securities
(Cost: $6,093,133)                                                 $6,092,888

Total investments in securities
(Cost: $206,247,711)(d)                                          $226,199,241

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
139   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Equity Select Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 1.6% of net assets.

(d) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $207,019,371 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $28,439,338
        Unrealized depreciation                                    (9,259,468)
                                                                   ----------
        Net unrealized appreciation                               $19,179,870
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
140   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Global Bond Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (94.3%)(c)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Australia (1.6%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75%                $140,000              $153,300
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00                5,940,000             4,504,797
Queensland Treasury
  (Australian Dollar)
   06-14-05               6.50                2,400,000             1,704,993
Telstra
  (U.S. Dollar)
   04-01-12               6.38                  250,000               276,830
Total                                                               6,639,920

Austria (3.1%)
Oesterreich Kontrollbank
  (Japanese Yen)
   03-22-10               1.80              450,000,000             4,328,983
Republic of Austria
  (European Monetary Unit)
   01-15-10               5.50                6,380,000             8,549,521
Total                                                              12,878,504

Brazil (0.2%)
Federal Republic of Brazil
  (U.S. Dollar)
   04-15-14               8.00                  867,850               848,584

Canada (2.8%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   03-15-14               6.75                   45,000(d)             44,025
Canada Housing Trust
  (Canadian Dollar)
   06-15-06               5.53                2,230,000             1,773,552
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10               4.90                  195,000(d)            149,489
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63                  125,000               133,125
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                  125,000               129,688
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                  105,000               114,713
Domtar
  (U.S. Dollar)
   12-01-13               5.38                  555,000               551,719
Govt of Canada
  (U.S. Dollar)
   11-05-08               5.25                1,000,000             1,073,482
Jean Coutu Group PJC
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                   75,000(d)             77,250
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                  155,000               160,038
Province of British Columbia
  (Canadian Dollar)
   08-23-10               6.38                4,760,000             4,005,007
Province of Ontario
  (Canadian Dollar)
   03-08-06               5.90                2,500,000             1,987,145
Province of Quebec
  (Japanese Yen) (MBIA)
   05-09-13               1.60               80,000,000(e)            742,896
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                  100,000                95,750
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                  150,000               160,392
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                  100,000               106,500
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                   70,000                70,700
Total                                                              11,375,471

Denmark (0.5%)
Realkredit Danmark
  (Danish Krone)
   01-01-06               4.00               12,400,000             2,066,633

Finland (2.2%)
Republic of Finland
  (European Monetary Unit)
   07-04-07               5.00                7,065,000             9,114,556

France (1.9%)
Cie Financement Foncier
  (European Monetary Unit)
   02-02-06               2.75                1,450,000             1,774,829
France Telecom
  (U.S. Dollar)
   03-01-06               8.20                  550,000(b)            590,245
Govt of France
  (European Monetary Unit)
   04-25-12               5.00                4,240,000             5,570,831
Total                                                               7,935,905

Germany (9.1%)
Allgemeine Hypo Bank
  (European Monetary Unit)
   09-02-09               5.00                1,410,000(d)          1,836,838
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13               1.40               80,000,000               723,434
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25                2,125,000             2,820,920
   07-04-13               3.75                7,210,000             8,646,925
   07-04-27               6.50                5,540,000             8,491,045
Bundesschatzanweisungen
  (European Monetary Unit)
   12-16-05               2.75                6,340,000             7,765,621
Depfa Pfandbriefbank
  (European Monetary Unit)
   01-15-10               5.50                1,650,000             2,203,873
Deutsche Bank
  (European Monetary Unit)
   07-28-09               4.25                  375,000               471,757
Eurohypo
  (European Monetary Unit)
   07-05-10               5.75                1,680,000             2,272,131
Westfaelische Hypobank
  (European Monetary Unit)
   04-24-06               4.75                1,700,000             2,143,781
Total                                                              37,376,325

Greece (5.4%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06               2.75                5,775,000             7,056,145
   04-19-07               4.65                3,600,000             4,597,071
   05-18-11               5.35                4,630,000             6,156,682
   10-22-22               5.90                3,100,000             4,309,836
Total                                                              22,119,734

Ireland (--%)
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63                   60,000                67,500

Italy (8.6%)
Buoni Poliennali Del Tes
  (European Monetary Unit)
   03-01-07               4.50                6,650,000             8,456,803
   10-15-07               5.00                6,520,000             8,433,940
   02-01-13               4.75                7,260,000             9,304,145
   11-01-26               7.25                2,625,191             4,303,356

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
141   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Italy (cont.)
Republic of Italy
  (Japanese Yen)
   03-27-08               3.80%             400,000,000            $4,100,438
Telecom Italia
  (European Monetary Unit)
   02-01-07               5.63                  350,000               450,245
Total                                                              35,048,927

Japan (5.2%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12               1.40              464,000,000             4,277,633
Govt of Japan
  (Japanese Yen)
   03-20-09               0.70              389,000,000             3,574,149
   12-21-09               1.70              690,000,000             6,632,434
   03-22-10               1.70              210,000,000             2,016,294
   06-20-12               1.40              519,000,000             4,797,982
Total                                                              21,298,492

Luxembourg (0.5%)
BCP Caylux Holdings
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                   40,000(d)             42,950
Michelin Finance Luxembourg
  (European Monetary Unit)
   04-16-09               6.13                  350,000               469,237
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13               5.25                1,670,000(d)          1,695,927
Total                                                               2,208,114

Malaysia (0.3%)
Petronas Capital
  (U.S. Dollar)
   05-22-12               7.00                1,150,000(d)          1,310,217

Mexico (0.8%)
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                  310,000               341,000
United Mexican States
  (Japanese Yen)
   06-06-06               6.75               48,000,000               486,093
  (U.S. Dollar)
   03-03-15               6.63                2,145,000             2,262,975
Total                                                               3,090,068

Netherlands (3.3%)
Bank of Nederlandse Gemeenten
  (British Pound)
   08-06-07               7.38                  760,000             1,449,388
Deutsche Telekom Intl Finance
  (European Monetary Unit)
   05-29-07               7.50                  350,000               473,702
  (U.S. Dollar)
   07-22-13               5.25                1,300,000             1,320,033
Govt of Netherlands
  (European Monetary Unit)
   07-15-12               5.00                6,500,000             8,519,257
Intl Nederland Bank
  (European Monetary Unit) Sr Nts
   01-29-09               4.25                  440,000               554,756
RWE Finance
  (European Monetary Unit)
   10-26-07               5.50                  350,000               456,342
Vodafone Finance
  (European Monetary Unit)
   05-27-09               4.75                  600,000               765,065
Total                                                              13,538,543

New Zealand (1.5%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06               8.00                6,400,000             4,312,479
   11-15-11               6.00                2,610,000             1,676,345
Total                                                               5,988,824

Norway (1.6%)
A/S Eksportfinans
  (Japanese Yen)
   06-21-10               1.80              231,000,000             2,217,852
Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00               26,900,000             4,320,456
Total                                                               6,538,308

Poland (1.0%)
Republic of Poland
  (Polish Zloty)
   02-12-06               8.50                8,700,000             2,381,561
   11-24-09               6.00                6,800,000             1,722,197
Total                                                               4,103,758

South Korea (0.1%)
Korea Development Bank
  (Japanese Yen)
   06-25-08               0.98               40,000,000               365,729

Spain (7.7%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
   03-25-11               3.50                1,900,000             2,273,669
Govt of Spain
  (European Monetary Unit)
   10-31-07               4.25                6,690,000             8,491,463
   07-30-09               5.15                8,990,000            11,855,290
   01-31-10               4.00                7,020,000             8,771,250
Total                                                              31,391,672

Supra-National (2.0%)
European Investment Bank
  (British Pound)
   12-07-11               5.50                2,280,000             4,166,163
Inter-American Development Bank
  (Japanese Yen)
   07-08-09               1.90              401,000,000             3,882,545
Total                                                               8,048,708

Sweden (0.5%)
Govt of Sweden
  (Swedish Krona)
   04-20-06               3.50               14,050,000             1,878,111

United Kingdom (3.7%)
British Telecom
  (U.S. Dollar)
   12-15-10               8.38                  550,000               662,590
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12               5.25                  795,000               823,713
United Kingdom Treasury
  (British Pound)
   12-07-07               7.25                2,890,000             5,582,843
   11-25-10               6.25                2,200,000             4,248,396
   03-07-12               5.00                2,100,000             3,803,924
Total                                                              15,121,466

United States (30.6%)
Aesop Funding II LLC
  (U.S. Dollar) Series 2002-1A Cl A1
   10-20-06               3.85                  400,000(d)            405,863
Airgas
  (U.S. Dollar)
   10-01-11               9.13                   75,000                84,563
  (U.S. Dollar) Sr Sub Nts
   07-15-14               6.25                   20,000                19,675
Alliant Techsystems
  (U.S. Dollar)
   05-15-11               8.50                   25,000                27,188
Allied Waste North America
  (U.S. Dollar)
   04-15-11               6.38                   35,000                34,388
  (U.S. Dollar) Series B
   04-01-08               8.88                  150,000               164,625
ASIF Global Financing
  (U.S. Dollar)
   01-17-13               4.90                2,800,000(d)          2,841,720
AT&T Wireless Services
  (U.S. Dollar) Sr Nts
   03-01-11               7.88                  300,000               353,589
Ball
  (U.S. Dollar)
   12-15-12               6.88                  145,000               151,525
Bank of America
  (U.S. Dollar) Sr Nts
   02-01-07               5.25                  725,000               761,156
  (U.S. Dollar) Sub Nts
   08-15-13               4.75                  500,000               497,284
Bayerische Landesbank
  (U.S. Dollar) Sub Nts
   12-01-08               5.88                  800,000               867,159
Bear Stearns
  Commercial Mtge Securities
  (U.S. Dollar) Series 2003-T10 Cl A1
   03-13-40               4.00                  372,822(f)            373,027
Blockbuster
  (U.S. Dollar) Sr Sub Nts
   09-01-12               9.00                   10,000(d)             10,350

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
142   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

United States (cont.)
Boyd Gaming
  (U.S. Dollar) Sr Sub Nts
   12-15-12               7.75%                 $25,000               $26,406
   04-15-14               6.75                   50,000                50,125
Caesars Entertainment
  (U.S. Dollar) Sr Sub Nts
   05-15-11               8.13                  195,000               220,837
Case New Holland
  (U.S. Dollar) Sr Nts
   06-01-09               6.00                   25,000(d)             24,375
CBD Media/Finance
  (U.S. Dollar)
   06-01-11               8.63                   55,000                58,163
Centerpoint Energy
  (U.S. Dollar)
   02-15-11               7.75                   70,000                81,143
Chesapeake Energy
  (U.S. Dollar) Sr Nts
   06-15-14               7.50                   40,000                42,700
   08-15-14               7.00                   35,000(d)             36,050
   01-15-16               6.88                   25,000                25,313
Chiquita Brands Intl
  (U.S. Dollar) Sr Nts
   03-15-09              10.56                  125,000               135,469
Choctaw Resort Development Enterprises
  (U.S. Dollar) Sr Nts
   04-01-09               9.25                   85,000                91,163
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10               3.88                2,070,000             2,540,783
Comcast
  (U.S. Dollar)
   03-15-11               5.50                1,650,000             1,716,709
Comcast Cable Communication Holdings
  (U.S. Dollar)
   03-15-13               8.38                   48,000                58,040
Compass Minerals Group
  (U.S. Dollar)
   08-15-11              10.00                  165,000               183,150
Cott Beverages
  (U.S. Dollar)
   12-15-11               8.00                  350,000               379,313
CS First Boston Mtge Securities
  (U.S. Dollar) Series 2004-C1 Cl A2
   01-15-37               3.52                  300,000(f)            297,220
CSC Holdings
  (U. S. Dollar) Sr Nts
   12-15-07               7.88                   80,000                85,000
DR Horton
  (U.S. Dollar) Sr Nts
   05-01-13               6.88                   75,000                80,625
DaimlerChrysler NA Holding
  (European Monetary Unit)
   01-16-07               5.63                  540,000               694,479
  (U.S. Dollar)
   11-15-13               6.50                  250,000               269,483
Del Monte
  (U.S. Dollar) Series B
   05-15-11               9.25                  100,000               111,000
Dex Media West LLC/Finance
  (U.S. Dollar) Sr Nts Series B
   08-15-10               8.50                   35,000                39,419
DirecTV Holdings/Finance
  (U.S. Dollar) Sr Nts
   03-15-13               8.38                  175,000               199,063
Domino's Pizza LLC
  (U.S. Dollar) Sr Sub Nts
   07-01-11               8.25                   95,000               101,650
DRS Technologies
  (U.S. Dollar) Sr Sub Nts
   11-01-13               6.88                   60,000                61,800
Echostar DBS
  (U.S. Dollar) Sr Nts
   10-01-08               5.75                   60,000                60,150
El Paso Natl Gas
  (U.S. Dollar) Sr Nts Series A
   08-01-10               7.63                  100,000               106,500
Emmis Operating
  (U.S. Dollar)
   05-15-12               6.88                   50,000                50,143
Encore Acquisition
  (U.S. Dollar) Sr Sub Nts
   04-15-14               6.25                  400,000               392,000
Federal Home Loan Mtge Corp
  (U.S. Dollar)
   09-01-17               6.50                  296,676(f)            315,402
   05-01-18               4.50                  835,322(f)            837,074
   10-01-18               5.00                  915,893(f)            935,682
   04-01-33               6.00                1,279,283(f)          1,330,681
   08-01-33               6.50                  223,195(f)            234,895
   11-01-33               5.00                  987,311(f)            982,675
  (European Monetary Unit)
   01-15-06               5.25                1,380,000             1,742,333
Federal Natl Mtge Assn
  (U.S. Dollar)
   10-15-06               4.38                2,800,000             2,896,832
   01-01-09               5.74                  648,075(f)            694,518
   01-01-13               4.92                  313,517(f)            324,388
   02-01-13               4.87                  809,552(f)            829,429
   12-01-13               4.98                3,471,894(f)          3,561,075
   02-01-14               4.77                1,094,254(f)          1,112,730
   04-01-14               4.65                  498,394(f)            500,333
   05-01-14               4.52                  498,781(f)            495,997
   02-01-17               5.50                  358,286(f)            372,440
   04-01-17               6.50                  642,436(f)            686,485
   07-01-17               6.00                  254,459(f)            268,336
   08-01-17               6.00                1,051,838(f)          1,110,637
   09-01-17               6.00                  754,849(f)            795,766
   08-01-18               4.50                  449,362(f)            450,556
   11-01-18               5.50                2,201,642(f)          2,284,950
   12-01-18               5.00                3,137,500(f)          3,206,478
   02-01-19               5.00                  744,612(f)            759,709
   07-01-23               5.00                  771,719(f)            778,821
   12-01-28               6.00                1,316,847(f)          1,374,521
   12-01-31               6.50                  559,398(f)            591,797
   05-01-32               7.50                  461,396(f)            495,165
   06-01-32               7.00                  364,242(f)            390,388
   07-01-32               6.50                  267,249(f)            281,567
   08-01-32               6.50                1,109,844(f)          1,169,305
   11-01-32               7.50                  692,856(f)            743,565
   03-01-33               5.50                1,295,387(f)          1,320,254
   03-01-33               6.00                1,475,702(f)          1,530,816
   04-01-33               6.00                2,580,962(f)          2,678,759
   06-01-33               5.50                2,619,721(f)          2,672,095
   09-01-33               5.50                2,088,685(f)          2,126,731
   10-01-33               5.50                  902,790(f)            921,337
   10-01-33               6.50                3,865,510(f)          4,063,367
   11-01-33               6.50                1,998,437(f)          2,104,433
Finlay Fine Jewelry
  (U.S. Dollar) Sr Nts
   06-01-12               8.38                   30,000(d)             31,950
Ford Motor
  (U.S. Dollar)
   10-01-28               6.63                  391,000               354,707
Foundation PA Coal
  (U.S. Dollar) Sr Nts
   08-01-14               7.25                   20,000(d)             20,900
GE Financial Assurance Holdings
  (Japanese Yen)
   06-20-11               1.60               80,000,000               722,799
General Electric Capital
  (European Monetary Unit)
   06-20-07               5.13                  375,000               483,098
Georgia Gulf
  (U.S. Dollar) Sr Nts
   12-15-13               7.13                  100,000               102,000
Georgia-Pacific
  (U.S. Dollar)
   02-01-10               8.88                   65,000                76,213
   02-01-13               9.38                   25,000                29,438
GMAC
  (U.S. Dollar)
   03-02-11               7.25                1,300,000             1,386,229
Goldman Sachs Group
  (U.S. Dollar)
   05-15-09               6.65                  450,000               501,590
Govt Natl Mtge Assn
  (U.S. Dollar)
   10-15-33               5.50                1,091,887(f)          1,115,072
  (U.S. Dollar)
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00                1,600,178(f,j)          195,968
Grant Prideco Escrow
  (U.S. Dollar)
   12-15-09               9.00                  125,000               138,750
Graphic Packaging Intl
  (U.S. Dollar) Sr Nts
   08-15-11               8.50                   20,000                22,200
Greenwich Capital Commercial Funding
  (U.S. Dollar) Series 2004-GG1 Cl A7
   06-10-36               5.32                1,100,000             1,145,220
GS Mtge Securities
  (U.S. Dollar) Series 2004-GG2 Cl A6
   08-10-38               5.40                1,400,000(f)          1,460,787

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
143   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

United States (cont.)
Gulfterra Energy Partner
  (U.S. Dollar) Sr Nts
   06-01-10               6.25%                $150,000              $165,188
Hilton Hotels
  (U.S. Dollar)
   12-01-12               7.63                  100,000               114,750
Host Marriott
  (U.S. Dollar) Sr Nts
   08-15-12               7.00                   65,000(d)             66,138
IASIS Healthcare
  (U.S. Dollar) Sr Sub Nts
   06-15-14               8.75                   20,000(d)             20,900
Innophos
  (U.S. Dollar) Sr Sub Nts
   08-15-14               8.88                   10,000(d)             10,400
Intl Paper
  (European Monetary Unit)
   08-11-06               5.38                  350,000               444,666
IPALCO Enterprises
  (U.S. Dollar)
   11-14-08               8.38                  140,000               155,400
JP Morgan Chase
  (U.S. Dollar) Sub Nts
   02-01-11               6.75                  206,000               230,276
   03-15-14               4.88                  210,000               208,198
Jefferson Smurfit
  (U.S. Dollar)
   10-01-12               8.25                   40,000                43,600
Earle M Jorgensen
  (U.S. Dollar)
   06-01-12               9.75                   30,000                33,300
Joy Global
  (U.S. Dollar) Series B
   03-15-12               8.75                   35,000                39,463
Key Energy Services
  (U.S. Dollar) Series C
   03-01-08               8.38                   65,000                68,575
  (U.S. Dollar) Sr Nts
   05-01-13               6.38                   45,000                42,975
Kraft Foods
  (U.S. Dollar)
   10-01-08               4.00                  700,000               705,915
L-3 Communications
  (U.S. Dollar)
   06-15-12               7.63                  150,000               162,375
La Quinta Properties
  (U.S. Dollar) Sr Nts
   08-15-12               7.00                   20,000(d)             20,625
Lamar Media
  (U.S. Dollar)
   01-01-13               7.25                   40,000                42,600
LB-UBS Commercial Mtge Trust
  (U.S. Dollar) Series 2004-C6 Cl A2
   08-15-29               4.19                1,000,000(f)          1,010,690
  (U.S. Dollar) Series 2004-C6 Cl A6
   08-15-29               5.02                1,100,000(f)          1,112,203
MacDermid
  (U.S. Dollar)
   07-15-11               9.13                   20,000                22,325
Manitowoc
  (U.S. Dollar)
   11-01-13               7.13                  220,000               227,150
Meritage
  (U.S. Dollar)
   06-01-11               9.75                   55,000                61,325
Meritor Automotive
  (U.S. Dollar)
   02-15-09               6.80                  100,000               103,000
Merrill Lynch Mtge Trust
  (U.S. Dollar) Series 2003-KEY1 Cl A4
   11-12-35               5.24                  650,000(f)            673,473
Metropolitan Edison
  (U.S. Dollar)
   03-15-13               4.95                  760,000               753,420
MGM Mirage
  (U.S. Dollar)
   10-01-09               6.00                   25,000                25,500
  (U.S. Dollar) Sr Nts
   02-27-14               5.88                  125,000               118,125
Mohegan Tribal Gaming
  (U.S. Dollar) Sr Sub Nts
   04-01-12               8.00                  100,000               109,750
   08-15-14               7.13                   50,000(d)             51,375
Morgan Stanley Group
  (European Monetary Unit)
   03-16-06               5.25                1,710,000             2,163,025
NeighborCare
  (U.S. Dollar) Sr Sub Nts
   11-15-13               6.88                   15,000                15,675
Newfield Exploration
  (U.S. Dollar) Sr Sub Nts
   08-15-12               8.38                  170,000               188,275
   09-01-14               6.63                  105,000(d)            107,625
Nextel Communications
  (U.S. Dollar) Sr Nts
   10-31-13               6.88                  160,000               161,600
Nissan Auto Receivables Owner Trust
  (U.S. Dollar) Series 2003-A Cl A4
   07-15-08               2.61                  200,000               199,577
Norcraft Companies LP/Finance
  (U.S. Dollar) Sr Sub Nts
   11-01-11               9.00                   40,000(d)             42,800
Northwest Pipeline
  (U.S. Dollar)
   03-01-10               8.13                    5,000                 5,631
Offshore Logistics
  (U.S. Dollar)
   06-15-13               6.13                  125,000               123,750
Omnicare
  (U.S. Dollar) Sr Sub Nts
   06-01-13               6.13                   45,000                43,650
Owens-Brockway Glass
  (U.S. Dollar)
   05-15-11               7.75                   95,000               100,700
Pacific Energy
  (U.S. Dollar) Sr Nts
   06-15-14               7.13                   40,000(d)             42,300
Pacific Life
  (U.S. Dollar)
   09-15-33               6.60                  225,000(d)            243,830
PanAmSat
  (U.S. Dollar)
   08-15-14               9.00                   30,000(d)             31,200
Peabody Energy
  (U.S. Dollar) Series B
   03-15-13               6.88                  375,000               395,624
Plains Exploration & Production
  (U.S. Dollar) Sr Nts
   06-15-14               7.13                  175,000(d)            185,500
Pride Intl
  (U.S. Dollar) Sr Nts
   07-15-14               7.38                   25,000(d)             26,625
Prime Hospitality
  (U.S. Dollar) Sr Sub Nts Series B
   05-01-12               8.38                   50,000                57,500
Qwest
  (U.S. Dollar)
   03-15-12               9.13                  100,000(d)            107,000
Ryland Group
  (U.S. Dollar) Sr Nts
   06-01-08               5.38                  170,000               175,525
Schuler Homes
  (U.S. Dollar)
   07-15-09               9.38                   40,000                44,200
Silgan Holdings
  (U.S. Dollar) Sr Sub Nts
   11-15-13               6.75                  100,000                99,500
Southern Star Central
  (U.S. Dollar)
   08-01-10               8.50                  100,000               109,500
Speedway Motorsports
  (U.S. Dollar) Sr Sub Nts
   06-01-13               6.75                   75,000(d)             78,000
Sprint Capital
  (U.S. Dollar)
   11-15-28               6.88                1,100,000             1,146,520
SPX
  (U.S. Dollar) Sr Nts
   06-15-11               6.25                   50,000                49,500
Station Casinos
  (U.S. Dollar) Sr Nts
   04-01-12               6.00                   90,000                90,225
Susquehanna Media
  (U.S. Dollar) Sr Sub Nts
   04-15-13               7.38                  115,000               118,449
Time Warner
  (U.S. Dollar)
   05-15-29               6.63                1,360,000             1,386,664
Toyota Motor Credit
  (Japanese Yen)
   06-09-08               0.75              203,000,000             1,876,085

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
144   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

United States (cont.)
Transcontinental Gas Pipeline
  (U.S. Dollar) Series B
   08-15-11               7.00%                $100,000              $110,500
Triad Hospitals
  (U.S. Dollar) Sr Nts
   05-15-12               7.00                  100,000               104,250
U.S. Treasury (U.S. Dollar)
   07-15-09               3.63                  240,000               243,422
   08-15-09               3.50                  260,000               262,153
   05-15-14               4.75                7,218,000(g)          7,575,234
   08-15-14               4.25                7,380,000             7,453,800
   08-15-23               6.25                5,595,000(k)          6,499,163
   02-15-26               6.00                3,980,000(k)          4,509,061
   02-15-31               5.38                  345,000               367,317
United Auto Group
  (U.S. Dollar)
   03-15-12               9.63                   35,000                38,850
US Bank NA Minnesota
  (U.S. Dollar)
   08-01-11               6.38                  750,000               838,055
US Oncology
  (U.S. Dollar) Sr Nts
   08-15-12               9.00                   20,000(d)             20,950
Valmont Inds
  (U.S. Dollar)
   05-01-14               6.88                  100,000(d)            100,500
Vanguard Health Systems
  (U.S. Dollar)
   08-01-11               9.75                   80,000                92,800
Verizon Pennsylvania
  (U.S. Dollar) Series A
   11-15-11               5.65                2,730,000             2,864,233
Wachovia
  (U.S. Dollar)
   08-15-08               3.50                  200,000               199,384
  (U.S. Dollar) Sub Nts
   08-01-14               5.25                  365,000               373,469
Wachovia Bank Commercial Mtge Trust
  (U.S. Dollar) Series 2003-C8 Cl A2
   11-15-35               3.89                  750,000(f)            752,648
Washington Mutual Bank FA
  (U.S. Dollar) Sub Nts
   06-15-11               6.88                  700,000               790,638
   08-15-14               5.65                1,000,000             1,035,961
Wells Fargo Bank NA
  (U.S. Dollar) Sub Nts
   02-01-11               6.45                1,740,000             1,956,735
William Carter
  (U.S. Dollar) Series B
   08-15-11              10.88                   80,000                90,000
Williams Companies
  (U.S. Dollar)
   03-15-12               8.13                  110,000               126,500
Total                                                             125,234,984

Total bonds
(Cost: $368,837,511)                                             $385,589,053

Short-term securities (5.9%)(h)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (2.9%)
Federal Natl Mtge Assn Disc Nts
   09-01-04               1.21%              $3,300,000            $3,299,889
   10-22-04               1.60                8,700,000             8,679,893
Total                                                              11,979,782

Commercial paper (3.0%)
K2 (USA) LLC
   09-10-04               1.40                5,000,000(i)          4,998,052
Merrill Lynch & Co
   09-09-04               1.53                7,300,000             7,297,208
Total                                                              12,295,260

Total short-term securities
(Cost: $24,276,086)                                               $24,275,042

Total investments in securities
(Cost: $393,113,597)(l)                                          $409,864,095

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
145   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $9,683,672 or 2.4% of net assets.

(e) The following abbreviation(s) is (are) used in the portfolio security description(s) to identify the insurer of the issue:

        MBIA      --       MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Security is partially or fully on loan. See Note 6 to the financial statements.

(h) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of this category (see Note 6 to the financial statements). 4.9% of the short-term securities is the Fund's cash equivalent position.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $4,998,052 or 1.2% of net assets.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of Aug. 31, 2004.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

        Type of security                                      Notional amount

        Sale contracts
        U.S. Treasury Note, Sept. 2004, 5-year                     $  300,000
        U.S. Treasury Note, Sept. 2004, 10-year                     4,300,000
        U.S. Treasury Note, Dec. 2004, 5-year                         500,000
        U.S. Treasury Note, Dec. 2004, 10-year                      9,900,000

(l) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $393,113,907 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $17,175,773
        Unrealized depreciation                                      (425,585)
                                                                     --------
        Net unrealized appreciation                               $16,750,188
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
146   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Growth Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (93.4%)
Issuer                                            Shares              Value(a)

Aerospace & defense (1.6%)
Lockheed Martin                                  79,900            $4,297,022

Banks and savings & loans (1.1%)
Bank of America                                  20,600               926,588
Investors Financial Services                     14,900               691,062
US Bancorp                                       42,000             1,239,000
Total                                                               2,856,650

Beverages & tobacco (5.2%)
Altria Group                                     88,500             4,332,075
Coca-Cola                                        91,800             4,104,378
PepsiCo                                         103,017             5,150,850
Total                                                              13,587,303

Building materials & construction (0.2%)
American Standard                                16,800(b)            631,848

Cable (8.0%)
NTL                                             379,404(b)         20,605,431
Telewest Global                                  20,000(b,c)          231,000
Total                                                              20,836,431

Cellular telecommunications (12.0%)
AT&T Wireless Services                          269,900(b)          3,945,938
Nextel Communications Cl A                      590,600(b)         13,696,013
Telesystem Intl Wireless                        303,350(b,c)        2,812,055
Vodafone Group ADR                              328,500(c)          7,522,650
Western Wireless Cl A                           125,650(b)          3,152,559
Total                                                              31,129,215

Computer hardware (3.5%)
Cisco Systems                                   268,200(b)          5,031,432
Dell                                             95,300(b)          3,320,252
Gateway                                         195,900(b)            860,001
Total                                                               9,211,685

Computer software & services (1.3%)
Citrix Systems                                   16,800(b)            267,288
Microsoft                                       112,150             3,061,695
Total                                                               3,328,983

Electronics (3.3%)
Analog Devices                                   34,500             1,197,840
Broadcom Cl A                                    21,600(b)            586,224
Intel                                           169,500             3,608,655
KLA-Tencor                                       12,800(b)            478,208
Linear Technology                                22,600               808,402
Taiwan Semiconductor
  Mfg ADR                                        72,700(c)            548,885
Texas Instruments                                75,350             1,472,339
United Microelectronics ADR                      10,200(c)             38,760
Total                                                               8,739,313

Energy (1.9%)
Amerada Hess                                     12,100               974,050
ChevronTexaco                                    22,000             2,145,000
ConocoPhillips                                   25,941             1,930,789
Total                                                               5,049,839

Energy equipment & services (3.8%)
Diamond Offshore Drilling                        39,900             1,014,258
Halliburton                                     122,300             3,567,491
Rowan Companies                                  23,600(b)            573,952
Schlumberger                                     24,074             1,487,773
Transocean                                       35,300(b)          1,083,710
Weatherford Intl                                 47,800(b)          2,215,052
Total                                                               9,942,236

Finance companies (0.9%)
Citigroup                                        47,700             2,221,866

Financial services (2.9%)
Capital One Financial                            11,900               806,344
Fannie Mae                                       44,038             3,278,629
Freddie Mac                                      52,539             3,526,418
Total                                                               7,611,391

Food (1.4%)
HJ Heinz                                         46,900             1,777,979
Kellogg                                          47,400             1,989,852
Total                                                               3,767,831

Health care products (16.9%)
Baxter Intl                                     109,400             3,341,076
Biogen Idec                                      95,200(b)          5,648,216
Bristol-Myers Squibb                             22,400               531,552
Elan ADR                                         83,500(b,c,d)      1,889,605
Forest Laboratories                              12,900(b)            591,465
Genentech                                        16,400(b)            799,992
GlaxoSmithKline ADR                              21,200(c)            872,168
Guidant                                           4,900               293,020
Johnson & Johnson                               139,800             8,122,380
Medco Health Solutions                          121,000(b)          3,778,830
Merck & Co                                      104,400             4,694,868
Novartis ADR                                     38,700(c)          1,797,615
OSI Pharmaceuticals                              24,700(b)          1,471,873
Pfizer                                          273,706             8,941,975
Schering-Plough                                  56,200             1,037,452
Total                                                              43,812,087

Health care services (6.9%)
Aetna                                            49,500             4,586,175
AmerisourceBergen                                13,100               708,710
Fisher Scientific Intl                           27,250(b)          1,552,433
Healthsouth                                     893,800(b)          4,862,272
UnitedHealth Group                               63,100             4,172,803
WellPoint Health Networks                        21,300(b)          2,091,234
Total                                                              17,973,627

Household products (5.1%)
Colgate-Palmolive                                62,200             3,358,800
Gillette                                        107,300             4,560,250
Procter & Gamble                                 96,020             5,374,239
Total                                                              13,293,289

Insurance (2.0%)
ACE                                              27,000(c)          1,040,850
Allstate                                         19,700               930,037
American Intl Group                              26,377             1,879,097
Chubb                                            20,700             1,407,807
Total                                                               5,257,791

Leisure time & entertainment (0.5%)
Viacom Cl B                                      38,900             1,295,759

Media (2.8%)
Walt Disney                                     329,650             7,400,643

Metals (0.1%)
Royal Gold                                       18,400               283,728

Multi-industry (0.6%)
Tyco Intl                                        46,200(c)          1,446,984

Precious metals (3.0%)
Barrick Gold                                     26,400(c)            528,000
Coeur d'Alene Mines                             421,300(b)          1,516,680
Newmont Mining                                  109,400             4,856,266
Stillwater Mining                                69,100(b)            989,512
Total                                                               7,890,458

Retail -- general (2.4%)
Home Depot                                       40,500             1,480,680
Target                                           45,000             2,006,100
Wal-Mart Stores                                  52,000             2,738,840
Total                                                               6,225,620

Retail -- grocery (0.4%)
Kroger                                           55,500(b)            917,415
Safeway                                          12,100(b)            244,420
Total                                                               1,161,835

Telecom equipment & services (3.6%)
Andrew                                           40,600(b)            450,254
Motorola                                        208,360             3,365,014
MTN Group                                       137,500(c)            628,051
Nextel Partners Cl A                             69,450(b)          1,001,469
Nokia ADR                                       338,700(c)          4,023,756
Total                                                               9,468,544

Utilities -- telephone (2.0%)
Citizens Communications                          41,700               526,671
Sprint (FON Group)                              233,060             4,586,621
Total                                                               5,113,292

Total common stocks
(Cost: $238,521,048)                                             $243,835,270

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
147   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Growth Fund

Options purchased (1.1%)
Issuer                 Contracts    Exercise      Expiration        Value(a)
                         Price        date

Puts
Russell 2000 Ishares     2,175         $105        Nov. 2004         $663,375
S&P 500 Index              301        1,100       Sept. 2004          317,555
S&P 500 Index              355        1,110       Sept. 2004          539,600
S&P 500 Index              173        1,125       Sept. 2004          425,580
S&P 500 Index              752        1,080        Oct. 2004          970,080

Total options purchased
(Cost: $4,067,659)                                                 $2,916,190

Short-term securities (5.6%)(e)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (4.7%)
Federal Home Loan Bank Disc Nt
   09-10-04               1.49%                $800,000              $799,669
Federal Home Loan Mtge Corp Disc Nts
   09-07-04               1.44                1,900,000             1,899,468
   09-27-04               1.48                  500,000               499,445
Federal Natl Mtge Assn Disc Nts
   09-17-04               1.50                3,400,000             3,397,591
   10-01-04               1.53                2,400,000             2,396,838
   10-08-04               1.53                3,300,000             3,294,671
Total                                                              12,287,682

Commercial paper (0.9%)
Jupiter Securitization
   09-24-04               1.54                1,200,000             1,198,768
Preferred Receivable Funding
   09-23-04               1.55                1,000,000               999,010
Total                                                               2,197,778

Total short-term securities
(Cost: $14,486,055)                                               $14,485,460

Total investments in securities
(Cost: $257,074,762)(f)                                          $261,236,920

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 9.0% of net assets.

(d) Security is partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of this category (see Note 6 to the financial statements). 4.9% of the short-term securities is the Fund's cash equivalent position.

(f) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $261,010,542 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $ 9,005,147
        Unrealized depreciation                                    (8,778,769)
                                                                   ----------
        Net unrealized appreciation                               $   226,378
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
148   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - High Yield Bond Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (93.2%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Aerospace & defense (1.4%)
L-3 Communications
   06-15-12               7.63%              $6,175,000            $6,684,438
   07-15-13               6.13                5,925,000             5,836,125
Standard Aero
  Sr Sub Nts
   09-01-14               8.25                2,680,000(d)          2,753,700
Total                                                              15,274,263

Automotive & related (1.7%)
Advanced Accessory System
  Sr Nts
   06-15-11              10.75                4,015,000             3,814,250
Meritor Automotive
   02-15-09               6.80                5,535,000             5,701,050
Tenneco Automotive
  Series B
   07-15-13              10.25                3,525,000             4,080,188
TRW Automotive
  Sr Nts
   02-15-13               9.38                4,880,000             5,624,200
Total                                                              19,219,688

Broker dealers (0.6%)
LaBranche
  Sr Nts
   05-15-09               9.50                  700,000(d)            693,000
   05-15-12              11.00                6,050,000(d)          6,110,500
Total                                                               6,803,500

Building materials & construction (0.5%)
Associated Materials
   04-15-12               9.75                2,705,000             3,043,125
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                2,340,000(d)          2,503,800
Total                                                               5,546,925

Cable (7.9%)
Cablevision Systems
  Sr Nts
   04-15-12               8.00                5,380,000(d)          5,514,500
CCO Holdings LLC/Capital
  Sr Nts
   11-15-13               8.75                6,885,000             6,781,725
Charter Communications Holdings LLC/Capital
  Sr Disc Nts
   04-01-11               9.92                4,160,000             3,286,400
  Sr Disc Nts (Zero coupon through 01-15-07,
  thereafter 12.13%)
   01-15-12              21.12               10,845,000(f)          6,344,325
  Sr Nts
   05-15-11              10.00                2,275,000             1,797,250
   04-30-12               8.00                7,580,000(d)          7,523,149
CSC Holdings
  Sr Nts
   07-15-08               7.25                4,375,000             4,550,000
   04-15-12               6.75                2,430,000(d)          2,405,700
  Sr Sub Deb
   05-15-16              10.50                3,845,000             4,373,688
DirecTV Holdings/Finance
  Sr Nts
   03-15-13               8.38                5,440,000             6,188,000
Echostar DBS
  Sr Nts
   10-01-11               6.38                5,125,000             5,137,813
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63                4,750,000(c,d)        4,868,750
Lodgenet Entertainment
  Sr Sub Deb
   06-15-13               9.50                2,810,000             3,062,900
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                7,460,000             7,310,799
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14               8.75                4,080,000(c,d)        4,253,400
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75                4,950,000(d)          5,086,125
  Sr Sub Deb
   09-01-14              10.38                3,000,000(d)          3,105,000
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                7,015,000(c)          7,085,150
Total                                                              88,674,674

Cellular telecommunications (4.4%)
Alamosa Delaware
   07-31-10              11.00                4,080,000             4,467,600
  Sr Nts
   01-31-12               8.50                2,680,000             2,666,600
American Towers
   12-01-11               7.25                4,180,000             4,326,300
Crown Castle Intl
  Sr Nts
   08-01-11               9.38                4,670,000             5,393,850
   12-01-13               7.50                4,420,000             4,420,000
Dobson Communications
  Sr Nts
   10-01-13               8.88                2,320,000             1,600,800
Nextel Communications
  Sr Nts
   03-15-14               5.95                2,090,000             1,985,500
   08-01-15               7.38                8,685,000             9,075,825
Rural Cellular
   03-15-12               8.25                4,320,000(d)          4,384,800
SBA Communications
  Sr Nts
   02-01-09              10.25                1,610,000             1,694,525
SBA Telecommunications
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11               9.61                7,730,000(f)          6,029,400
US Unwired
  Series B
   06-15-12              10.00                3,800,000             3,895,000
Total                                                              49,940,200

Chemicals (4.5%)
Airgas
  Sr Sub Nts
   07-15-14               6.25                2,480,000             2,439,700
BCP Caylux Holdings
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                9,850,000(c,d)       10,576,438
Equistar Chemical/Funding
   09-01-08              10.13                3,050,000             3,393,125
  Sr Nts
   05-01-11              10.63                3,875,000             4,359,375
Georgia Gulf
  Sr Nts
   12-15-13               7.13                3,505,000             3,575,100
Huntsman Intl LLC
   03-01-09               9.88                3,805,000             4,109,400
Huntsman LLC
   07-15-12              11.50                3,135,000(d)          3,213,375
INVISTA
   05-01-12               9.25                2,810,000(d)          2,992,650
Resolution Performance Products
  Sr Sub Nts
   11-15-10              13.50                4,605,000             4,466,850
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10              10.25                5,510,000(c)          5,620,200
  (U.S. Dollar) Sr Sub Nts
   06-01-11               8.88                4,360,000(c)          3,684,200
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63                1,515,000             1,651,350
Sovereign Specialty Chemicals
   03-15-10              11.88                  490,000               504,700
Total                                                              50,586,463

Computer hardware (0.2%)
Seagate Technology HDD Holdings
  (U.S. Dollar)
   05-15-09               8.00                2,500,000(c)          2,625,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
149   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - High Yield Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Electronics (0.4%)
Communications & Power
  Sr Sub Nts
   02-01-12               8.00%              $1,750,000            $1,763,125
Freescale Semiconductor
  Sr Nts
   07-15-09               4.38                2,335,000(d)          2,375,863
Total                                                               4,138,988

Energy (3.4%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50                  800,000               860,000
   06-15-14               7.50                3,620,000             3,864,350
   08-15-14               7.00                4,670,000(d)          4,810,100
   01-15-16               6.88                1,760,000             1,782,000
Encore Acquisition
   06-15-12               8.38                2,200,000             2,420,000
  Sr Sub Nts
   04-15-14               6.25                1,800,000             1,764,000
Foundation PA Coal
  Sr Nts
   08-01-14               7.25                2,220,000(d)          2,319,900
Gulfterra Energy Partner
  Sr Nts
   06-01-10               6.25                3,815,000             4,201,269
Hilcorp Energy/Finance
  Sr Nts
   09-01-10              10.50                5,410,000(d)          5,991,574
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38                4,163,000             4,610,523
   09-01-14               6.63                2,930,000(d)          3,003,250
Peabody Energy
  Series B
   03-15-13               6.88                2,680,000             2,827,400
Total                                                              38,454,366

Energy equipment & services (2.3%)
CHC Helicopter
  (U.S. Dollar) Sr Sub Nts
   05-01-14               7.38                2,535,000(c)          2,563,519
Grant Prideco
  Series B
   12-01-07               9.63                4,650,000             5,208,000
Grant Prideco Escrow
   12-15-09               9.00                1,795,000             1,992,450
Key Energy Services
  Series C
   03-01-08               8.38                1,835,000             1,935,925
  Sr Nts
   05-01-13               6.38                4,415,000             4,216,325
Offshore Logistics
   06-15-13               6.13                4,035,000             3,994,650
Pacific Energy
  Sr Nts
   06-15-14               7.13                5,835,000(d)          6,170,512
Total                                                              26,081,381

Environmental services (0.6%)
Clean Harbors
   07-15-12              11.25                2,765,000(d)          2,875,600
Waste Services
  Sr Sub Nts
   04-15-14               9.50                4,235,000(d)          3,769,150
Total                                                               6,644,750

Financial services (1.1%)
Metris Companies
   07-15-06              10.13                5,220,000             5,167,800
   05-06-07              10.86                6,500,000             6,711,250
Total                                                              11,879,050

Food (1.5%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75               12,740,000(c)         13,950,300
Del Monte
  Series B
   05-15-11               9.25                2,930,000             3,252,300
Total                                                              17,202,600

Furniture & appliances (1.3%)
Norcraft Holdings/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
  thereafter 9.75%)
   09-01-12               9.76                8,835,000(d,f)        6,250,763
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25                4,330,000(d)          4,470,725
Simmons
  Sr Sub Nts
   01-15-14               7.88                3,575,000(d)          3,682,250
Total                                                              14,403,738

Health care products (0.5%)
Valeant Pharmaceuticals
  Sr Nts
   12-15-11               7.00                2,140,000(d)          2,129,300
VWR Intl
  Sr Nts
   04-15-12               6.88                3,555,000(d)          3,634,988
Total                                                               5,764,288

Health care services (4.4%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00                5,585,000             6,003,875
Concentra Operating
   06-01-12               9.13                3,190,000(d)          3,425,263
IASIS Healthcare
  Sr Sub Nts
   06-15-14               8.75                6,000,000(d)          6,270,000
Medcath Holdings
  Sr Nts
   07-15-12               9.88                6,090,000(d)          6,333,600
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                2,075,000             2,168,375
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                3,355,000(d)          3,497,588
Triad Hospitals
  Sr Nts
   05-15-12               7.00                9,200,000             9,590,999
US Oncology
  Sr Nts
   08-15-12               9.00                2,110,000(d)          2,210,225
  Sr Sub Nts
   08-15-14              10.75                5,605,000(d)          5,899,263
Vanguard Health Systems
   08-01-11               9.75                3,470,000             4,025,200
Total                                                              49,424,388

Home building (2.1%)
KB HOME
  Sr Nts
   02-01-14               5.75                3,180,000             3,092,550
Meritage Homes
   06-01-11               9.75                4,170,000             4,649,550
Schuler Homes
   07-15-11              10.50                3,680,000             4,222,800
Standard Pacific
  Sr Sub Nts
   04-15-12               9.25                1,250,000             1,421,875
WCI Communities
   02-15-11              10.63                4,805,000             5,405,625
  Sr Sub Nts
   10-01-13               7.88                2,580,000             2,702,550
William Lyon Homes
  Sr Nts
   02-15-14               7.50                2,680,000             2,653,200
Total                                                              24,148,150

Household products (1.0%)
Amscan Holdings
  Sr Sub Nts
   05-01-14               8.75                3,565,000(d)          3,551,631
Jostens Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13              10.08                2,950,000(f)          1,947,000
Seminis Vegetable Seeds
  Sr Sub Nts
   10-01-13              10.25                5,340,000             5,927,400
Total                                                              11,426,031

Industrial services (2.4%)
Allied Waste North America
   11-15-10               6.50                2,275,000             2,275,000
   09-01-12               9.25                2,355,000             2,643,488
   02-15-14               6.13                2,030,000             1,892,975
  Sr Nts Series B
   04-15-14               7.38                5,145,000             4,997,081
Da-Lite Screen
  Sr Nts
   05-15-11               9.50                2,880,000(d)          3,024,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
150   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - High Yield Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Industrial services (cont.)
Interline Brands
  Sr Sub Nts
   05-15-11              11.50%              $5,660,000            $6,240,149
Johnsondiversey Holdings
  (Zero coupon through 05-15-07,
  thereafter 10.67%)
   05-15-13               9.79                2,995,000(f)          2,433,438
Natl Waterworks
  Series B
   12-01-12              10.50                3,590,000             4,056,700
Total                                                              27,562,831

Industrial transportation (1.2%)
Interpool
   08-01-07               7.20                1,700,000             1,695,750
   08-01-07               7.35                5,785,000             5,813,925
Quality Distribution/QD Capital
   11-15-10               9.00                6,885,000(d)          6,377,231
Total                                                              13,886,906

Leisure time & entertainment (2.7%)
Blockbuster
  Sr Sub Nts
   09-01-12               9.00                6,865,000(d)          7,105,275
LCE Aquisition
   08-01-14               9.00                6,820,000(d)          6,905,250
Remington Arms
   02-01-11              10.50                2,175,000             2,001,000
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                5,425,000(d)          5,642,000
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75                6,695,000             6,611,313
Worldspan LP/WS Financing
  Sr Nts
   06-15-11               9.63                1,785,000             1,749,300
Total                                                              30,014,138

Lodging & gaming (5.2%)
Boyd Gaming
  Sr Sub Nts
   04-15-14               6.75                5,520,000             5,533,800
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13                7,560,000             8,561,699
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09               9.25                2,100,000             2,252,250
Global Cash Access LLC/Finance
  Sr Sub Nts
   03-15-12               8.75                2,000,000(d)          2,105,000
MGM Mirage
  Sr Nts
   02-27-14               5.88               10,980,000            10,376,099
   02-27-14               5.88                1,115,000(d)          1,050,888
Mohegan Tribal Gaming
  Sr Sub Nts
   04-01-12               8.00                5,277,000             5,791,508
   08-15-14               7.13                2,950,000(d)          3,031,125
Premier Entertainment Biloxi LLC/Finance Biloxi
  1st Mtge
   02-01-12              10.75                1,680,000(d)          1,759,800
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12               8.38                3,520,000             4,048,000
River Rock Entertainment
  Sr Nts
   11-01-11               9.75                3,605,000             3,821,300
Seneca Gaming
  Sr Nts
   05-01-12               7.25                4,385,000(d)          4,472,700
Starwood Hotels Resorts
   05-01-12               7.88                2,220,000             2,486,400
Station Casinos
  Sr Nts
   04-01-12               6.00                3,605,000             3,614,013
Total                                                              58,904,582

Machinery (2.7%)
Blount
  Sr Sub Nts
   08-01-12               8.88                2,005,000             2,095,225
Case New Holland
  Sr Nts
   06-01-09               6.00                6,155,000(d)          6,001,125
Columbus McKinnon
   08-01-10              10.00                1,975,000             2,152,750
Joy Global
  Series B
   03-15-12               8.75                2,400,000             2,706,000
Motors & Gears
  Sr Nts Series D
   11-15-06              10.75                5,087,000             4,680,040
Mueller Group
  Sr Sub Nts
   05-01-12              10.00                5,710,000(d)          6,152,525
Sensus Metering Systems
  Sr Sub Nts
   12-15-13               8.63                4,790,000(d)          4,694,200
Thermadyne
   02-01-14               9.25                2,525,000             2,474,500
Total                                                              30,956,365

Media (6.3%)
American Media Operation
   01-15-11               8.88                2,995,000             3,039,925
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63                3,760,000(c)          4,004,400
CBD Media/Finance
  Sr Sub Nts
   06-01-11               8.63                3,250,000             3,436,875
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                7,555,000(c)          8,253,837
Dex Media
   11-15-13               8.00                4,695,000(d)          4,859,325
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13              10.34                2,950,000(d,f)        2,160,875
Dex Media West/Finance
  Sr Sub Nts Series B
   08-15-13               9.88                4,595,000             5,284,250
Emmis Operating
   05-15-12               6.88                6,440,000             6,458,353
Hollinger
  (U.S. Dollar)
   03-01-11              12.88                1,101,000(c,d)        1,256,516
Lamar Media
   01-01-13               7.25                5,015,000             5,340,975
Lin Television
  Sr Sub Nts
   05-15-13               6.50                5,415,000             5,333,775
Medianews Group
  Sr Sub Nts
   04-01-14               6.38                3,200,000             3,112,000
Paxson Communications
  (Zero coupon through 01-15-06,
  thereafter 12.25%)
   01-15-09               8.51                2,455,000(f)          2,077,544
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                3,705,000(c)          4,265,381
Radio One
  Series B
   07-01-11               8.88                3,245,000             3,597,894
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                3,830,000(c)          4,078,950
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                1,295,000             1,333,850
United Artists Theatre
   07-01-15               9.30                3,257,363             3,322,511
Total                                                              71,217,236

Metals (1.8%)
California Steel Inds
  Sr Nts
   03-15-14               6.13                4,250,000             4,048,125
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50                4,450,000             4,717,000
Ispat Inland
   04-01-14               9.75                5,170,000(d)          5,518,975

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
151   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - High Yield Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Metals (cont.)
Earle M Jorgensen
   06-01-12               9.75%              $2,825,000            $3,135,750
United States Steel
  Sr Nts
   05-15-10               9.75                2,834,000             3,188,250
Total                                                              20,608,100

Miscellaneous (2.1%)
Alderwoods Group
  Sr Nts
   09-15-12               7.75                3,980,000(d)          4,139,200
Corrections Corp of America
  Sr Nts
   05-01-11               7.50                3,470,000             3,652,175
NationsRent
   10-15-10               9.50                6,570,000(d)          7,029,900
Service Corp Intl
  Sr Nts
   04-01-16               6.75                2,535,000(d)          2,439,938
United Rentals North America
   02-15-12               6.50                5,425,000             5,153,750
  Sr Sub Nts
   02-15-14               7.00                2,000,000             1,770,000
Total                                                              24,184,963

Multi-industry (0.8%)
SPX
  Sr Nts
   06-15-11               6.25                3,765,000             3,727,350
   01-01-13               7.50                4,780,000             4,995,100
Total                                                               8,722,450

Paper & packaging (7.2%)
Abitibi-Consolidated
  (U.S. Dollar)
   06-20-13               6.00                5,075,000(c)          4,656,313
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   03-15-14               6.75                6,175,000(c,d)        6,011,000
American Color Graphics
   06-15-10              10.00                1,585,000             1,347,250
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                7,520,000(c)          7,801,999
Consolidated Container
  Sr Disc Nts
  (Zero coupon through 06-15-09,
  thereafter 10.75%)
   06-15-09               9.60                  725,000(d,f)          580,000
Crown Euro Holdings
  (U.S. Dollar)
   03-01-11               9.50                5,805,000(c)          6,443,549
   03-01-13              10.88                2,825,000(c)          3,284,063
Crown Paper
  Sr Sub Nts
   09-01-05              11.00                4,785,000(b,h,i)             --
Georgia-Pacific
   02-01-10               8.88                2,540,000             2,978,150
   02-01-13               9.38                4,495,000             5,292,863
   06-15-15               7.70                3,410,000             3,810,675
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                3,254,000             3,611,940
  Sr Sub Nts
   08-15-13               9.50                  590,000               660,800
Jefferson Smurfit
   10-01-12               8.25                3,570,000             3,891,300
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63                5,495,000(c)          6,181,874
  (U.S. Dollar) Sub Nts Pay-in-kind
   10-01-13              15.50                2,164,735(c,d,g)      2,489,445
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                4,346,000(c)          4,487,245
Owens-Brockway Glass
   02-15-09               8.88                1,745,000             1,897,688
   05-15-11               7.75                  975,000             1,033,500
   11-15-12               8.75                2,970,000             3,296,700
   05-15-13               8.25                4,460,000             4,705,300
Pliant
  (Zero coupon through 12-15-06,
  thereafter 11.13%)
   06-15-09               9.20                1,840,000(f)          1,623,800
Stone Container
  Sr Nts
   07-01-12               8.38                4,510,000             4,938,450
Stone Container Finance Canada
  (U.S. Dollar) Sr Nts
   07-15-14               7.38                  795,000(c,d)          828,064
Total                                                              81,851,968

Real estate (1.0%)
Host Marriott
  Sr Nts
   08-15-12               7.00                8,550,000(d)          8,699,625
La Quinta Properties
  Sr Nts
   08-15-12               7.00                2,160,000(d)          2,227,500
Total                                                              10,927,125

Retail -- drugstores (1.0%)
Jean Coutu Group PJC
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                3,340,000(c,d)        3,440,200
  (U.S. Dollar) Sr Sub Nts
   08-01-14               8.50                3,325,000(c,d)        3,337,469
Rite Aid
   12-15-08               6.13                3,615,000(d)          3,488,475
   08-15-13               6.88                1,680,000             1,545,600
Total                                                              11,811,744

Retail -- general (1.7%)
CSK Auto
   01-15-14               7.00                3,805,000             3,633,775
Flooring America
  Series B
   10-15-07               9.25                1,109,000(b,h,i)             --
General Nutrition Center
  Sr Sub Nts
   12-01-10               8.50                5,735,000(d)          5,735,000
Lazydays RV Center
  Sr Nts
   05-15-12              11.75                3,075,000(d)          3,251,813
PCA LLC/PCA Finance
  Sr Nts
   08-01-09              11.88                3,956,000             4,272,480
United Auto Group
   03-15-12               9.63                1,920,000             2,131,200
Total                                                              19,024,268

Telecom equipment & services (6.1%)
Centennial Communications
  Sr Nts
   02-01-14               8.13                5,590,000(d)          5,212,675
Cincinnati Bell
   07-15-13               7.25                5,360,000             5,038,400
  Sr Sub Nts
   01-15-14               8.38                4,320,000             3,823,200
Fairpoint Communications
  Sr Sub Nts
   05-01-10              12.50                3,125,000             3,343,750
  Sr Sub Nts Series B
   05-01-08               9.50                4,460,000             4,460,000
GCI
  Sr Nts
   02-15-14               7.25                5,885,000             5,767,300
Horizon PCS
  Sr Nts
   07-15-12              11.38                4,000,000(d)          4,080,000
Inmarsat Finance
  (U.S. Dollar)
   06-30-12               7.63                4,090,000(c,d)        4,008,200
MCI
  Sr Nts
   05-01-09               6.69                3,200,000             3,016,000
PanAmSat
   08-15-14               9.00                7,750,000(d)          8,059,999
Qwest Capital Funding
   02-15-11               7.25                4,500,000             3,847,500
Qwest Services
   12-15-10              14.00                5,463,000(d)          6,350,738
Rogers Wireless
  (U.S. Dollar)
   03-01-14               6.38                8,305,000(c)          7,952,037
Ubiquitel Operating
  Sr Nts
   03-01-11               9.88                3,755,000             3,848,875
Total                                                              68,808,674

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
152   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - High Yield Bond Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Utilities -- electric (4.3%)
Aquila
  Sr Nts
   11-15-09               7.63%              $5,935,000            $6,061,119
   02-01-11               9.95                4,815,000             5,248,350
CMS Energy
  Sr Nts
   08-01-10               7.75                3,105,000(d)          3,275,775
DPL
  Sr Nts
   09-01-11               6.88                5,235,000             5,444,400
IPALCO Enterprises
   11-14-08               8.38                4,380,000             4,861,800
   11-14-11               8.63                5,295,000             5,877,450
Midwest Generation LLC
   05-01-34               8.75                8,470,000(d)          8,999,375
NRG Energy
   12-15-13               8.00                8,605,000(d)          9,046,006
Total                                                              48,814,275

Utilities -- natural gas (5.0%)
ANR Pipeline
   03-15-10               8.88                5,815,000             6,541,875
Dynegy Holdings
   07-15-10               9.88                  430,000(d)            479,450
   07-15-13              10.13                2,570,000(d)          2,891,250
El Paso Natl Gas
  Sr Nts Series A
   08-01-10               7.63                4,450,000             4,739,250
El Paso Production Holding
   06-01-13               7.75                8,125,000             7,982,813
Sonat
   07-15-11               7.63                1,860,000             1,771,650
Southern Natural Gas
   03-15-10               8.88                5,200,000             5,850,000
Southern Star Central
   08-01-10               8.50                5,955,000             6,520,725
Transcontinental Gas Pipeline
  Series B
   08-15-11               7.00                3,830,000             4,232,150
  Sr Nts Series B
   07-15-12               8.88                3,080,000             3,734,500
Williams Companies
   09-01-11               7.13                4,775,000             5,204,750
   03-15-12               8.13                3,275,000             3,766,250
   07-15-19               7.63                2,515,000             2,716,200
Total                                                              56,430,863

Variable rate senior loan interests (1.8%)
Qwest
  Term Loan B
   06-30-10               6.95               21,220,000            20,636,450

Total bonds
(Cost: $1,024,141,542)                                         $1,052,601,381

Common stocks (--%)(b)
Issuer                                            Shares              Value(a)

Link Energy LLC                                 494,265                $9,886
Orius                                            21,403(h,i)               --
PFB Telecom Cl B                                204,171(h,i)               --
Stellex Aerostructures  268(h,i)                     --

Total common stocks
(Cost: $13,888,138)                                                    $9,886

Preferred stocks & other (1.0%)
Issuer                                            Shares              Value(a)

Dobson Communications
  13.00% Pay-in-kind                                  1(g)               $419
Orius Tranche Series A
  Warrants                                       23,715(b,h,i)             --
Orius Tranche Series B
  Warrants                                       24,963(b,h,i)             --
Orius Tranche Series C
  Warrants                                       55,474(b,h,i)             --
Pegasus Satellite
  Cm Pay-in-kind Series B                            --(b,g)                5
SGW Holding
  12.50% Cm Pay-in-kind
  Series B                                       20,650(b,g,h,i)           --
  Cv Series A                                     9,677(b,h,i)             --
  Warrants                                          250(b,h,i)             --
Varde Fund V LP                               5,000,000(b,e,h)      9,749,050
Wayland Investment LLC                        6,000,000(b,e,h)      1,683,420

Total preferred stocks & other
(Cost: $12,123,136)                                               $11,432,894

Short-term securities (2.4%)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (1.2%)
Federal Natl Mtge Assn Disc Nts
   09-08-04               1.26%              $5,900,000            $5,898,354
   09-22-04               1.31                4,400,000             4,396,472
   10-22-04               1.60                2,900,000             2,893,298
Total                                                              13,188,124

Commercial paper (1.2%)
Beta Finance
   09-01-04               1.35                5,000,000(j)          4,999,813
Merrill Lynch
   09-09-04               1.53                4,500,000             4,498,278
Wal-Mart Stores
   09-03-04               1.50                4,800,000             4,799,400
Total                                                              14,297,491

Total short-term securities
(Cost: $27,486,512)                                               $27,485,615

Total investments in securities
(Cost: $1,077,639,328)(k)                                      $1,091,529,776

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
153   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - High Yield Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2004, the value of foreign securities represented 12.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $326,874,338 or 29.0% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2004, is as follows:

                                                  Acquisition
        Security                                     dates               Cost
        Crown Paper
           11.00% Sr Sub Nts 2005           12-22-98 thru 03-14-00    $3,902,510
        Flooring America
           9.25% Series B 2007              10-09-97 thru 12-18-97     1,236,852
        Orius
           Common                           02-04-00 thru 05-07-01     3,414,775
        Orius Tranche Series A
           Warrants                                04-22-04                   --
        Orius Tranche Series B
           Warrants                                04-22-04                   --
        Orius Tranche Series C
           Warrants                                04-22-04                   --
        PFB Telecom Cl B
           Common                           12-12-97 thru 11-13-00     6,560,000
        SGW Holding
           12.50% Cm Pay-in-kind Series B   08-12-97 thru 04-15-03       271,392
           Cv Series A                             08-12-97              100,002
           Warrants                                08-12-97               78,900
        Stellex Aerostructures
           Common                           10-31-97 thru 02-24-99            --
        Varde Fund V LP                     04-27-00 thru 06-19-00     5,000,000
        Wayland Investment Fund LLC                05-19-00            6,671,880

(i)     Negligible market value.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $4,999,813 or 0.4% of net assets.

(k) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $1,077,064,098 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                  $ 45,653,148
        Unrealized depreciation                                   (31,187,470)
                                                                  -----------
        Net unrealized appreciation                              $ 14,465,678
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
154   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Income Opportunities Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (93.1%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Aerospace & defense (2.2%)
Alliant Techsystems
   05-15-11               8.50%                 $50,000               $54,375
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88                   90,000                92,700
L-3 Communications
   06-15-12               7.63                  150,000               162,375
Standard Aero
  Sr Sub Nts
   09-01-14               8.25                   35,000(d)             35,963
Total                                                                 345,413

Automotive & related (2.1%)
Meritor Automotive
   02-15-09               6.80                  100,000               103,000
Tenneco Automotive
  Series B
   07-15-13              10.25                   95,000               109,963
TRW Automotive
  Sr Nts
   02-15-13               9.38                  100,000               115,250
Total                                                                 328,213

Beverages & tobacco (1.0%)
Cott Beverages
   12-15-11               8.00                  150,000               162,563

Broker dealers (0.3%)
LaBranche
  Sr Nts
   05-15-12              11.00                   50,000(d)             50,500

Building materials & construction (0.8%)
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                  120,000(d)            128,400

Cable (5.7%)
Charter Communications Holdings LLC/Capital
  Sr Nts
   04-30-12               8.00                   50,000(d)             49,625
CSC Holdings
  Sr Nts Series B
   04-01-11               7.63                  175,000               181,562
DirecTV Holdings/Finance
  Sr Nts
   03-15-13               8.38                  100,000               113,750
Echostar DBS
  Sr Nts
   10-01-11               6.38                   60,000                60,150
Kabel Deutschland
  (U.S. Dollar) St Nts
   07-01-14              10.63                  115,000(c,d)          117,875
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                   90,000                88,200
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14               8.75                   75,000(c,d)           78,188
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75                  110,000(d)            113,025
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                   85,000(c)             85,850
Total                                                                 888,225

Cellular telecommunications (1.5%)
Crown Castle Intl
  Sr Nts
   08-01-11               9.38                   35,000                40,425
Nextel Communications
  Sr Nts
   10-31-13               6.88                  140,000               141,400
Rural Cellular
   03-15-12               8.25                   45,000(d)             45,675
Total                                                                 227,500

Chemicals (6.0%)
BCP Caylux Holdings
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                  115,000(c,d)          123,481
Compass Minerals Group
   08-15-11              10.00                   55,000                61,050
Equistar Chemical/Funding
  Sr Nts
   05-01-11              10.63                  150,000               168,750
Georgia Gulf
  Sr Nts
   12-15-13               7.13                  200,000               203,999
Innophos
  Sr Sub Nts
   08-15-14               8.88                   30,000(d)             31,200
INVISTA
   05-01-12               9.25                   85,000 (d)            90,525
Nalco
  Sr Nts
   11-15-11               7.75                   50,000(d)             53,250
Resolution Performance Products/Capital
   12-15-09               8.00                  100,000               103,000
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10              10.25                  100,000(c)            102,000
Total                                                                 937,255

Computer hardware (0.5%)
Seagate Technology HDD Holdings
  (U.S. Dollar)
   05-15-09               8.00                   80,000(c)             84,000

Electronics (0.3%)
Communications & Power
  Sr Sub Nts
   02-01-12               8.00                   40,000                40,300

Energy (2.6%)
Chesapeake Energy
  Sr Nts
   08-15-14               7.00                   55,000(d)             56,650
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                   90,000                88,200
Foundation PA Coal
  Sr Nts
   08-01-14               7.25                   30,000(d)             31,350
Hilcorp Energy/Finance
  Sr Nts
   09-01-10              10.50                  100,000(d)            110,750
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38                  100,000               110,750
Total                                                                 397,700

Energy equipment & services (3.2%)
CHC Helicopter
  (U.S. Dollar) Sr Sub Nts
   05-01-14               7.38                  100,000(c)            101,125
Grant Prideco Escrow
   12-15-09               9.00                  135,000               149,850
Key Energy Services
  Series C
   03-01-08               8.38                  100,000               105,500
Pacific Energy
  Sr Nts
   06-15-14               7.13                  105,000(d)            111,038
Pride Intl
  Sr Nts
   07-15-14               7.38                   35,000(d)             37,275
Total                                                                 504,788

Environmental services (0.2%)
Clean Harbors
   07-15-12              11.25                   35,000(d)             36,400

Financial services (0.7%)
Metris Companies
   05-06-07              10.86                  100,000               103,250

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
155   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Income Opportunities Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Food (2.1%)
Burns Philp Capital Property
  (U.S. Dollar)
   11-15-10               9.50%                $100,000(c)           $108,000
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                  100,000(c)            109,500
Del Monte
  Series B
   05-15-11               9.25                  100,000               111,000
Total                                                                 328,500

Furniture & appliances (1.2%)
Norcraft Holdings/Capital
  Sr Disc Nts
  (Zero coupon through 09-01-08,
  thereafter 9.75%)
   09-01-12               9.80                   35,000(d,e)           24,763
Rent-A-Center
   05-01-10               7.50                   50,000                52,750
Simmons
  Sr Sub Nts
   01-15-14               7.88                  100,000(d)            103,000
Total                                                                 180,513

Health care products (1.0%)
Valeant Pharmaceuticals
  Sr Nts
   12-15-11               7.00                   60,000(d)             59,700
VWR Intl
  Sr Nts
   04-15-12               6.88                  100,000(d)            102,250
Total                                                                 161,950

Health care services (5.6%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00                   50,000                53,750
Concentra Operating
   06-01-12               9.13                   50,000(d)             53,688
HCA
  Sr Nts
   05-01-12               6.95                   50,000                53,810
IASIS Healthcare
  Sr Sub Nts
   06-15-14               8.75                   55,000(d)             57,475
Medcath Holdings
  Sr Nts
   07-15-12               9.88                   65,000(d)             67,600
Province Healthcare
  Sr Sub Nts
   06-01-13               7.50                   55,000                61,600
Service Corp Intl
   04-15-09               7.70                  100,000               106,250
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                   40,000(d)             41,700
Triad Hospitals
  Sr Nts
   05-15-12               7.00                  150,000               156,374
US Oncology
  Sr Nts
   08-15-12               9.00                  105,000(d)            109,988
Vanguard Health Systems
   08-01-11               9.75                  100,000               116,000
Total                                                                 878,235

Home building (2.1%)
DR Horton
  Sr Sub Nts
   09-15-10               9.75                  100,000               119,750
KB HOME
  Sr Sub Nts
   02-01-10               7.75                  100,000               107,750
William Lyon Homes
  Sr Nts
   02-15-14               7.50                  100,000                99,000
Total                                                                 326,500

Household products (0.4%)
Seminis Vegtable Seeds
  Sr Sub Nts
   10-01-13              10.25                   50,000                55,500

Industrial services (2.6%)
Allied Waste North America
   11-15-10               6.50                   40,000                40,000
   04-15-11               6.38                  150,000               147,375
Da-Lite Screen
  Sr Nts
   05-15-11               9.50                  100,000(d)            105,000
Natl Waterworks
  Series B
   12-01-12              10.50                  100,000               113,000
Total                                                                 405,375

Industrial transportation (1.2%)
Interpool
   08-01-07               7.20                  100,000                99,750
Quality Distribution/QD Capital
   11-15-10               9.00                  100,000(d)             92,625
Total                                                                 192,375

Leisure time & entertainment (1.9%)
Blockbuster
  Sr Sub Nts
   09-01-12               9.00                   70,000(d)             72,450
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                  100,000               103,000
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75                  100,000                98,750
Worldspan LP/WS Financing
  Sr Nts
   06-15-11               9.63                   30,000                29,400
Total                                                                 303,600

Lodging & gaming (7.8%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                  100,000               105,625
Ceasars Entertainment
  Sr Sub Nts
   03-15-10               7.88                   50,000                55,500
  Sr Sub Nts
   05-15-11               8.13                  115,000               130,238
Global Cash Access LLC/Finance
  Sr Sub Nts
   03-15-12               8.75                   50,000(d)             52,625
MGM Mirage
  Sr Nts
   09-15-10               8.50                  170,000               191,249
Mohegan Tribal Gaming
  Sr Sub Nts
   04-01-12               8.00                   10,000                10,975
   08-15-14               7.13                   80,000(d)             82,200
MTR Gaming Group
  Series B
   04-01-10               9.75                   60,000                65,400
Penn National Gaming
  Sr Sub Nts
   12-01-11               6.88                  100,000               101,500
Premier Entertainment Biloxi LLC/Finance Biloxi
  1st Mtge
   02-01-12              10.75                   50,000(d)             52,375
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12               8.38                   50,000                57,500
River Rock Entertainment
  Sr Nts
   11-01-11               9.75                  100,000               106,000
Seneca Gaming
  Sr Nts
   05-01-12               7.25                  100,000(d)            102,000
Station Casinos
  Sr Nts
   04-01-12               6.00                  100,000               100,250
Total                                                               1,213,437

Machinery (2.1%)
Blount
  Sr Sub Nts
   08-01-12               8.88                   25,000                26,125
Case New Holland
  Sr Nts
   08-01-11               9.25                   85,000(d)             93,925
Columbus McKinnon
   08-01-10              10.00                   35,000                38,150
Mueller Group
  Sr Sub Nts
   05-01-12              10.00                   50,000(d)             53,875

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
156   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Income Opportunities Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Machinery (cont.)
Sensus Metering Systems
  Sr Sub Nts
   12-15-13               8.63%                $100,000(d)            $98,000
Thermadyne
  Sr Sub Nts
   02-01-14               9.25                   15,000                14,700
Total                                                                 324,775

Media (8.3%)
American Media Operation
   01-15-11               8.88                   50,000                50,750
CBD Media/Finance
   06-01-11               8.63                  100,000               105,750
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                  100,000(c)            109,250
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                  150,000               168,937
Emmis Operating
   05-15-12               6.88                  115,000               115,328
Gray Television
   12-15-11               9.25                  100,000               112,125
Lamar Media
   01-01-13               7.25                  100,000               106,500
Marquee
  Sr Nts
   08-15-12               8.63                   40,000(d)             41,800
Salem Communications
   12-15-10               7.75                  100,000               104,000
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                  105,000(c)            112,275
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                  150,000(c)            159,749
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                  100,000               103,000
Total                                                               1,289,464

Metals (1.3%)
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50                  100,000               106,000
Ispat Inland
   04-01-14               9.75                   50,000(d)             53,375
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                   50,000(c)             47,875
Total                                                                 207,250

Miscellaneous (2.9%)
Alderwoods Group
  Sr Nts
   09-15-12               7.75                   75,000(d)             78,000
Corrections Corp of America
  Sr Nts
   05-01-11               7.50                   50,000                52,625
Freescale Semiconductor
  Sr Nts
   07-15-09               4.38                   45,000(b,d)           45,788
NationsRent
   10-15-10               9.50                  150,000(d)            160,500
United Rentals North America
   02-15-12               6.50                  120,000               114,000
Total                                                                 450,913

Multi-industry (1.4%)
SPX
  Sr Nts
   06-15-11               6.25                   75,000                74,250
   01-01-13               7.50                   35,000                36,575
Valmont Inds
   05-01-14               6.88                  100,000(d)            100,500
Total                                                                 211,325

Paper & packaging (7.6%)
Abitibi-Consolidated
  (U.S. Dollar)
   06-15-11               5.02                  100,000(b,c,d)        102,000
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   03-15-14               6.75                   75,000(c,d)           72,375
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                  150,000(c)            155,625
Consolidated Container
  Sr Disc Nts
  (Zero coupon through 06-15-07,
  thereafter 10.75%)
   06-15-09               9.07                  100,000(d,e)           80,000
Crown Euro Holdings
  (U.S. Dollar)
   03-01-11               9.50                   25,000(c)             27,750
   03-01-13              10.88                   75,000(c)             87,188
Georgia-Pacific
   02-01-10               8.88                  150,000               175,874
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                   65,000                72,150
Norske Skog Canada
  (U.S. Dollar) Sr Nts
   03-01-14               7.38                   30,000(c)             30,525
Owens-Brockway Glass
   02-15-09               8.88                  100,000               108,750
   05-15-13               8.25                   55,000                58,025
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                  100,000                99,500
Stone Container
  Sr Nts
   07-01-12               8.38                  100,000               109,500
Total                                                               1,179,262

Real estate investment trust (0.7%)
Host Marriott
  Sr Nts
   08-15-12               7.00                   75,000(d)             76,312
La Quinta Properties
  Sr Nts
   08-15-12               7.00                   30,000(d)             30,938
Total                                                                 107,250

Restaurants (0.2%)
Domino's Pizza LLC
  Sr Sub Nts
   07-01-11               8.25                   35,000                37,450

Retail -- drugstores (1.1%)
Jean Coutu Group PJC
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                   80,000(c,d)           82,400
Rite Aid
   12-15-08               6.13                   60,000(b,d)           57,900
   08-15-13               6.88                   40,000                36,800
Total                                                                 177,100

Retail -- general (0.9%)
Finlay Fine Jewelry
  Sr Nts
   06-01-12               8.38                   30,000(d)             31,950
General Nutrition Center
  Sr Sub Nts
   12-01-10               8.50                   75,000(d)             75,000
United Auto Group
   03-15-12               9.63                   35,000                38,850
Total                                                                 145,800

Telecom equipment & services (4.2%)
Cincinnati Bell
   07-15-13               7.25                  100,000(d)             94,000
GCI
  Sr Nts
   02-15-14               7.25                   75,000                73,500
Horizon PCS
   07-15-12              11.38                   50,000(d)             51,000
Inmarsat Finance
  (U.S. Dollar)
   06-30-12               7.63                   50,000(c,d)           49,000
PanAmSat
   08-15-14               9.00                  100,000(d)            104,000
Qwest
   11-15-08               5.63                   25,000                24,375
   03-15-12               9.13                  110,000(d)            117,700
Qwest Services
   12-15-07              13.50                   40,000(b,d)           45,300
Rogers Wireless
  (U.S. Dollar)
   03-01-14               6.38                  100,000(c)             95,750
Total                                                                 654,625

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
157   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Income Opportunities Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Utilities -- electric (4.5%)
Aquila
  Sr Nts
   02-01-11               9.95%                 $70,000               $76,300
CMS Energy
  Sr Nts
   08-01-10               7.75                   75,000(d)             79,125
DPL
  Sr Nts
   09-01-11               6.88                  100,000               104,000
IPALCO Enterprises
   11-14-08               8.38                  150,000               166,500
   11-14-11               8.63                   20,000                22,200
Midwest Generation LLC
   05-01-34               8.75                  100,000(d)            106,250
NRG Energy
   12-15-13               8.00                   65,000(d)             68,331
Sierra Pacific Power
   04-15-12               6.25                   75,000(d)             74,678
Total                                                                 697,384

Utilities -- natural gas (4.8%)
ANR Pipeline
   03-15-10               8.88%                  50,000                56,250
El Paso Natl Gas
  Sr Nts Series A
   08-01-10               7.63                  100,000               106,500
El Paso Production Holding
   06-01-13               7.75                   60,000                58,950
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                   65,000(d)             68,900
Southern Natural Gas
   03-15-10               8.88                  100,000               112,500
Southern Star Central
   08-01-10               8.50                  100,000               109,500
Transcontinental Gas Pipeline
  Sr Nts Series B
   07-15-12               8.88                  100,000               121,250
Williams Companies
   03-15-12               8.13                  100,000               115,000
Total                                                                 748,850

Total bonds
(Cost: $14,126,790)                                               $14,511,940

Total investments in securities
(Cost: $14,126,790)(f)                                            $14,511,940

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2004, the value of foreign securities represented 13.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $4,673,531 or 30.0% of net assets.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $14,127,267 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                      $397,376
        Unrealized depreciation                                       (12,703)
                                                                      -------
        Net unrealized appreciation                                  $384,673
                                                                     --------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
158   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Large Cap Equity Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (99.2%)
Issuer                                            Shares              Value(a)

Aerospace & defense (1.7%)
Empresa Brasileira de
  Aeronautica ADR                               566,593(c)        $15,043,044
Lockheed Martin                                 225,082            12,104,910
Northrop Grumman                                308,278            15,922,559
Total                                                              43,070,513

Banks and savings & loans (3.8%)
Bank of America                               1,600,778            72,002,994
Investors Financial Services                    247,099            11,460,452
U.S. Bancorp                                    439,100            12,953,450
Total                                                              96,416,896

Beverages & tobacco (6.5%)
Altria Group                                    590,117            28,886,227
Anheuser-Busch Companies                        266,926            14,093,693
Coca-Cola                                     1,201,416            53,715,309
PepsiCo                                       1,372,711            68,635,550
Total                                                             165,330,779

Building materials & construction (0.3%)
Masco                                           245,421             7,885,377

Cable (0.7%)
NTL                                             311,155(b)         16,898,828

Cellular telecommunications (2.3%)
Nextel Communications
  Cl A                                        1,162,057(b)         26,948,102
Vodafone Group ADR                            1,362,039(c)         31,190,693
Total                                                              58,138,795

Chemicals (0.9%)
Dow Chemical                                    517,338            22,147,240

Computer hardware (4.6%)
Cisco Systems                                 2,751,162(b)         51,611,799
Dell                                          1,851,815(b)         64,517,235
Total                                                             116,129,034

Computer software & services (4.6%)
Affiliated Computer
  Services Cl A                                 472,551(b)         25,673,696
Mercury Interactive                             154,750(b)          5,340,423
Microsoft                                     2,000,006            54,600,163
Oracle                                        2,098,243(b)         20,919,483
PeopleSoft                                      526,200(b)          9,155,880
Total                                                             115,689,645

Electronics (2.4%)
Analog Devices                                  445,500            15,467,760
Broadcom Cl A                                   154,150(b)          4,183,631
Intel                                         1,560,176            33,216,147
Texas Instruments                               453,000             8,851,620
Total                                                              61,719,158

Energy (5.6%)
ChevronTexaco                                   383,247            37,366,583
ConocoPhillips                                  290,082            21,590,803
Exxon Mobil                                   1,803,812            83,155,733
Total                                                             142,113,119

Finance companies (5.4%)
Citigroup                                     2,953,481           137,573,145

Financial services (5.1%)
Capital One Financial                           289,787            19,635,967
Countrywide Financial                           972,676            34,578,632
Fannie Mae                                      821,247            61,141,839
MBNA                                            571,854            13,804,556
Total                                                             129,160,994

Health care products (14.2%)
Amgen                                           337,000(b)         19,980,730
Biogen Idec                                     310,967(b)         18,449,672
Boston Scientific                               159,800(b)          5,709,654
Forest Laboratories                             298,962(b)         13,707,408
Genentech                                       388,036(b)         18,928,396
Gilead Sciences                                  84,673(b)          5,853,444
Johnson & Johnson                               745,953            43,339,869
Medco Health Solutions                        1,299,051(b)         40,569,363
Medtronic                                        95,197             4,736,051
Merck & Co                                      565,502            25,430,625
Momenta Pharmaceuticals                         202,000(b)          1,565,500
Novartis ADR                                    536,449(c)         24,918,056
Pfizer                                        3,890,985           127,118,481
Wyeth                                           325,149            11,890,699
Total                                                             362,197,948

Health care services (8.8%)
Aetna                                           252,092            23,356,324
AmerisourceBergen                             1,597,928            86,447,904
Cardinal Health                                 653,009            29,516,007
Caremark Rx                                     411,222(b)         11,802,071
Fisher Scientific Intl                          144,640(b,e)        8,240,141
HCA                                             528,600            20,514,966
McKesson                                        721,042            22,316,250
UnitedHealth Group                              342,745            22,665,727
Total                                                             224,859,390

Household products (8.3%)
Colgate-Palmolive                             1,363,901            73,650,654
Gillette                                        326,500            13,876,250
Procter & Gamble                              2,215,182           123,983,737
Total                                                             211,510,641

Insurance (4.5%)
ACE                                             818,253(c)         31,543,653
Allstate                                        254,943            12,035,859
American Intl Group                             652,884            46,511,456
Chubb                                           362,876            24,679,197
Total                                                             114,770,165

Investment companies (1.5%)
Utilities Select Sector
  SPDR Fund                                   1,476,360(e)         37,056,636

Leisure time & entertainment (3.9%)
Multimedia Games                                714,400(b)         10,315,936
Viacom Cl B                                   2,632,285            87,681,413
Total                                                              97,997,349

Machinery (1.1%)
Caterpillar                                     286,357            20,818,153
Ingersoll-Rand Cl A                             106,057(c)          6,894,766
Total                                                              27,712,919

Media (5.0%)
Cendant                                       4,021,100            86,976,393
Walt Disney                                   1,771,344            39,766,673
Total                                                             126,743,066

Multi-industry (4.5%)
Career Education                                208,400(b)          6,427,056
General Electric                              1,992,117            65,321,516
Tyco Intl                                     1,358,784(c)         42,557,115
Total                                                             114,305,687

Paper & packaging (0.4%)
Weyerhaeuser                                    144,533             9,034,758

Precious metals (0.6%)
Freeport McMoRan Cooper &
  Gold Cl B                                     373,840            14,067,599

Retail -- general (1.9%)
Target                                          295,800            13,186,764
Wal-Mart Stores                                 653,690            34,429,852
Total                                                              47,616,616

Telecom equipment & services (0.5%)
Nokia ADR                                     1,099,400(c)         13,060,872

Total common stocks
(Cost: $2,421,202,879)                                         $2,513,207,169

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
159   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Large Cap Equity Fund

Short-term securities (2.1%)(d)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies(1.9%)
Federal Home Loan Bank Disc Nt
   09-10-04               1.49%              $6,700,000            $6,697,227
Federal Natl Mtge Assn Disc Nts
   09-20-04               1.36                1,700,000             1,698,718
   09-23-04               1.51               13,400,000            13,387,073
   09-27-04               1.51               20,000,000            19,977,349
   10-08-04               1.53                5,200,000             5,191,602
Total                                                              46,951,969

Commercial paper (0.2%)
Deutsche Bank Financial LLC
   09-01-04               1.57                5,500,000             5,499,760

Total short-term securities
(Cost: $52,453,935)                                               $52,451,729

Total investments in securities
(Cost: $2,473,656,814)(f)                                      $2,565,658,898

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 6.5% of net assets.

(d) Cash collateral received from security lending activity is invested in short-term securities and represents 1.3% of this category (see Note 6 to the financial statements). 0.8% of the short-term securities is the Fund's cash equivalent position.

(e) Security is partially or fully on loan. See Note 6 to the financial statements.

(f) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $2,492,088,264 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                 $ 173,939,845
        Unrealized depreciation                                  (100,369,211)
                                                                 ------------
        Net unrealized appreciation                             $  73,570,634
                                                                -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
160   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Large Cap Value Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (94.7%)
Issuer                                            Shares              Value(a)

Aerospace & defense (3.6%)
Boeing                                            1,045               $54,570
Empresa Brasileira de
  Aeronautica ADR                                 1,379(c)             36,612
General Dynamics                                    278                27,144
Lockheed Martin                                     705                37,915
Northrop Grumman                                  1,125                58,106
United Technologies                                 482                45,265
Total                                                                 259,612

Automotive & related (0.4%)
General Motors                                      705                29,124

Banks and savings & loans (12.1%)
Bank of America                                   7,360               331,052
Bank of New York                                  1,539                45,862
Investors Financial Services                        305                14,146
PNC Financial Services Group                        628                33,705
Regions Financial                                   563                18,179
State Street                                        729                32,907
US Bancorp                                        4,277               126,172
Wachovia                                          1,246                58,450
Washington Mutual                                 1,741                67,603
Wells Fargo                                       2,544               149,460
Total                                                                 877,536

Beverages & tobacco (3.9%)
Altria Group                                      2,709               132,605
Coca-Cola                                         1,232                55,083
Coca-Cola Enterprises                             1,763                36,406
PepsiCo                                           1,166                58,300
Total                                                                 282,394

Broker dealers (4.9%)
Franklin Resources                                  156                 8,310
JP Morgan Chase                                   4,120               163,069
Merrill Lynch & Co                                1,738                88,760
Morgan Stanley                                    1,941                98,467
Total                                                                 358,606

Building materials & construction (1.5%)
American Standard                                 1,095(b)             41,183
Masco                                               959                30,813
Temple-Inland                                       532                36,325
Total                                                                 108,321

Cable (1.7%)
Comcast Cl A                                      1,051(b)             29,607
Comcast Special Cl A                              1,076(b)             29,859
EchoStar Communications Cl A                        875(b)             26,819
NTL                                                 736(b)             39,972
Total                                                                 126,257

Cellular telecommunications (1.0%)
Nextel Communications Cl A                          817(b)             18,946
Vodafone Group ADR                                2,223(c)             50,907
Total                                                                  69,853

Chemicals (2.4%)
Dow Chemical                                      2,150                92,042
Eastman Chemical                                    438                20,380
Lyondell Chemical                                 2,380                46,862
RPM Intl                                          1,199                18,956
Total                                                                 178,240

Computer hardware (1.5%)
Cisco Systems                                     1,378(b)             25,851
Dell                                                833(b)             29,022
EMC                                               1,400(b)             15,078
Hewlett-Packard                                   2,133                38,159
Total                                                                 108,110

Computer software & services (1.6%)
Affiliated Computer
  Services Cl A                                     502(b)             27,274
Cadence Design Systems                            1,651(b)             20,522
Intl Business Machines                              582                49,289
Microsoft                                           720                19,656
Total                                                                 116,741

Electronics (0.7%)
Cypress Semiconductor                             1,421(b)             13,869
Intel                                             1,072                22,823
Texas Instruments                                   641                12,525
Total                                                                  49,217

Energy (8.4%)
Anadarko Petroleum                                  906                53,653
BP ADR                                            1,163(c)             62,453
ChevronTexaco                                     1,193               116,318
ConocoPhillips                                    1,690               125,787
Devon Energy                                        367                23,785
Exxon Mobil                                       3,913               180,389
Newfield Exploration                                573(b)             31,716
Royal Dutch Petroleum ADR                           304(c)             15,410
Total                                                                 609,511

Energy equipment & services (1.6%)
Cooper Cameron                                      712(b)             36,262
Schlumberger                                        239                14,770
Transocean                                          751(b)             23,056
Weatherford Intl                                    925(b)             42,865
Total                                                                 116,953

Environmental services (0.1%)
Allied Waste Inds                                   681(b)              6,973

Finance companies (4.5%)
Citigroup                                         6,961               324,243

Financial services (4.5%)
Capital One Financial                               646                43,773
Countrywide Financial                             1,876                66,692
Fannie Mae                                        1,135                84,501
Freddie Mac                                       1,521               102,089
MBNA                                              1,379                33,289
Total                                                                 330,344

Food (1.5%)
General Mills                                       741                35,012
Hain Celestial Group                                654(b)             11,478
HJ Heinz                                          1,246                47,235
Sara Lee                                            812                17,970
Total                                                                 111,695

Furniture & appliances (0.1%)
Leggett & Platt                                     297                 7,986

Health care products (5.1%)
Amgen                                               138(b)              8,182
Baxter Intl                                         634                19,362
Biogen Idec                                         353(b)             20,943
Boston Scientific                                   271(b)              9,683
Bristol-Myers Squibb                                808                19,174
Gilead Sciences                                     222(b)             15,347
GlaxoSmithKline ADR                                 385(c)             15,839
Guidant                                             129                 7,714
Johnson & Johnson                                   577                33,524
Medco Health Solutions                              728(b)             22,735
Merck & Co                                        1,876                84,365
Novartis ADR                                        509(c)             23,643
Pfizer                                            1,666                54,428
Schering-Plough                                   1,306                24,109
Wyeth                                               402                14,701
Total                                                                 373,749

Health care services (2.0%)
Aetna                                               346                32,057
AmerisourceBergen                                   293                15,851
HCA                                                 816                31,669
Hospira                                             565(b)             15,651
Lincare Holdings                                    517(b)             16,616
Select Medical                                      528                 7,012
Tenet Healthcare                                  2,562(b)             26,696
Total                                                                 145,552

Household products (2.2%)
Clorox                                              376                19,868
Colgate-Palmolive                                 1,112                60,048
Procter & Gamble                                  1,468                82,164
Total                                                                 162,080

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
161   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Large Cap Value Fund

Issuer                                            Shares              Value(a)

Insurance (6.1%)
ACE                                               1,011(c)            $38,974
Allstate                                          1,659                78,321
American Intl Group                               1,832               130,511
Assurant                                            311                 8,254
Chubb                                               652                44,343
CIGNA                                               376                25,027
Endurance Specialty Holdings                      1,107(c)             36,022
First American                                      590                17,092
Hartford Financial
  Services Group                                    250                15,290
Montpelier Re Holdings                              337(c)             11,623
St. Paul Travelers Companies                        550                19,080
Willis Group Holdings                               629(c)             21,996
Total                                                                 446,533

Leisure time & entertainment (1.4%)
Mattel                                            2,023                32,550
Viacom Cl B                                       2,155                71,783
Total                                                                 104,333

Machinery (1.2%)
AGCO                                              1,482(b)             29,625
Caterpillar                                         303                22,028
Illinois Tool Works                                 147                13,420
Ingersoll-Rand Cl A                                 331(c)             21,518
Total                                                                  86,591

Media (4.8%)
Cendant                                           2,265                48,992
EW Scripps Cl A                                     196                20,053
IAC/Interactive                                     576(b)             13,139
Liberty Media Cl A                                6,697(b)             59,669
Liberty Media Intl CI A                             497(b)             16,799
Reader's Digest Assn                                944                13,424
Time Warner                                       2,090(b)             34,172
Tribune                                             813                33,943
Walt Disney                                       4,726               106,098
Total                                                                 346,289

Metals (0.5%)
Alcan                                               443(c)             19,186
Alcoa                                               575                18,619
Total                                                                  37,805

Multi-industry (2.0%)
General Electric                                  1,466                48,070
ITT Inds                                            244                19,300
Tyco Intl                                         2,494(c)             78,113
Total                                                                 145,483

Paper & packaging (1.7%)
Avery Dennison                                      313                19,453
Bowater                                             707                25,403
Intl Paper                                        1,047                41,901
Weyerhaeuser                                        540                33,755
Total                                                                 120,512

Real estate investment trust (0.8%)
Apartment Investment
  & Management Cl A                                 443                15,727
Equity Office Properties Trust                    1,396                39,869
Total                                                                  55,596

Restaurants (0.3%)
Domino's Pizza LLC                                  553(b)              7,880
McDonald's                                          604                16,320
Total                                                                  24,200

Retail -- general (2.0%)
BJ's Wholesale Club                                 737(b)             18,661
Costco Wholesale                                    757                31,166
Dollar Tree Stores                                  296(b)              6,959
Home Depot                                          887                32,429
Sonic Automotive                                    999                20,779
Target                                              804                35,842
Total                                                                 145,836

Retail -- grocery (0.2%)
Kroger                                              863(b)             14,265

Telecom equipment & services (0.9%)
Lucent Technologies                               2,287(b)              7,158
Motorola                                          1,876                30,297
Nokia ADR                                         2,411(c)             28,643
Total                                                                  66,098

Utilities -- electric (3.0%)
Dominion Resources                                  996                64,630
Entergy                                             210                12,663
Exelon                                            2,330                85,861
FirstEnergy                                         490                19,718
FPL Group                                           180                12,456
PPL                                                 270                12,914
Xcel Energy                                         688                12,143
Total                                                                 220,385

Utilities -- natural gas (0.3%)
ONEOK                                               906                21,345

Utilities -- telephone (4.2%)
BellSouth                                         1,718                45,974
Citizens Communications                             542                 6,845
KT ADR                                            1,770(c)             31,010
SBC Communications                                4,044               104,295
Sprint (FON Group)                                1,654                32,551
Verizon Communications                            2,262                88,784
Total                                                                 309,459

Total common stocks
(Cost: $6,875,768)                                                 $6,897,827

Total investments in securities
(Cost: $6,875,768)(d)                                              $6,897,827

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 6.8% of net assets.

(d) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $6,904,384 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                     $ 201,374
        Unrealized depreciation                                      (207,931)
                                                                     --------
        Net unrealized depreciation                                 $  (6,557)
                                                                    ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
162   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Managed Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (62.9%)
Issuer                                            Shares              Value(a)

Aerospace & defense (2.4%)
Boeing                                          254,200(o)        $13,274,324
Empresa Brasileira de
  Aeronautica ADR                               334,400(c)          8,878,320
General Dynamics                                 67,400             6,580,936
Lockheed Martin                                 171,300             9,212,514
Northrop Grumman                                273,800            14,141,770
Stellex Aerostructures                              290(b,h,l)             --
United Technologies                             117,400            11,025,034
Total                                                              63,112,898

Automotive & related (0.3%)
General Motors                                  171,300             7,076,403

Banks and savings & loans (8.0%)
Bank of America                               1,767,402            79,497,741
Bank of New York                                368,700            10,987,260
Investors Financial Services                     74,450             3,452,991
PNC Financial
  Services Group                                152,800             8,200,776
Regions Financial                               137,500             4,439,875
State Street                                    177,200             7,998,808
US Bancorp                                    1,040,600            30,697,700
Wachovia                                        303,400            14,232,494
Washington Mutual                               423,800            16,456,154
Wells Fargo                                     615,500            36,160,625
Total                                                             212,124,424

Beverages & tobacco (2.6%)
Altria Group                                    656,600            32,140,570
Coca-Cola                                       299,700            13,399,587
Coca-Cola Enterprises                           429,500             8,869,175
PepsiCo                                         283,700            14,185,000
Total                                                              68,594,332

Broker dealers (3.3%)
Franklin Resources                               38,000             2,024,260
JP Morgan Chase                               1,002,940            39,696,365
Merrill Lynch & Co                              416,800            21,285,976
Morgan Stanley                                  472,800            23,985,144
Total                                                              86,991,745

Building materials & construction (1.0%)
American Standard                               266,800(b)         10,034,348
Masco                                           233,600             7,505,568
Temple-Inland                                   129,600             8,849,088
Total                                                              26,389,004

Cable (1.2%)
Comcast Cl A                                    255,731(b)          7,203,942
Comcast Special Cl A                            262,000(b)          7,270,500
EchoStar
  Communications Cl A                           212,800(b)          6,522,320
NTL                                             179,514(b)          9,749,406
Total                                                              30,746,168

Cellular telecommunications (0.6%)
Nextel Communications Cl A                      198,900(b)          4,612,491
Vodafone Group ADR                              540,900(c)         12,386,610
Total                                                              16,999,101

Chemicals (1.6%)
Dow Chemical                                    523,500            22,411,035
Eastman Chemical                                106,500             4,955,445
Lyondell Chemical                               575,250            11,326,673
RPM Intl                                        292,000             4,616,520
Total                                                              43,309,673

Computer hardware (1.0%)
Cisco Systems                                   334,700(b)          6,278,972
Dell                                            202,700(b)          7,062,068
EMC                                             341,700(b)          3,680,109
Hewlett-Packard                                 518,800             9,281,332
Total                                                              26,302,481

Computer software & services (1.0%)
Affiliated Computer
  Services Cl A                                 122,200(b)          6,639,126
Cadence Design Systems                          402,000(b)          4,996,860
Intl Business Machines                          141,900            12,017,511
Microsoft                                       175,400             4,788,420
Total                                                              28,441,917

Electronics (0.4%)
Cypress Semiconductor                           344,700(b)          3,364,272
Intel                                           260,400             5,543,916
Texas Instruments                               155,900             3,046,286
Total                                                              11,954,474

Energy (5.5%)
Anadarko Petroleum                              220,600            13,063,932
BP ADR                                          283,300(c)         15,213,210
ChevronTexaco                                   290,400            28,314,000
ConocoPhillips                                  411,310            30,613,803
Devon Energy                                     89,300             5,787,533
Exxon Mobil                                     952,300            43,901,029
Newfield Exploration                            139,500(b)          7,721,325
Royal Dutch Petroleum ADR                        73,800(c)          3,740,922
Total                                                             148,355,754

Energy equipment & services (1.1%)
Cooper Cameron                                  173,400(b)          8,831,262
Schlumberger                                     58,000             3,584,400
Transocean                                      182,600(b)          5,605,820
Weatherford Intl                                225,500(b)         10,449,670
Total                                                              28,471,152

Environmental services (0.1%)
Allied Waste Inds                               164,925(b)          1,688,832

Finance companies (3.0%)
Citigroup                                     1,688,100(n)         78,631,698

Financial services (3.0%)
Capital One Financial                           157,500            10,672,200
Countrywide Financial                           456,698            16,235,614
Fannie Mae                                      276,500            20,585,425
Freddie Mac                                     369,900            24,827,688
MBNA                                            336,200             8,115,868
Total                                                              80,436,795

Food (1.0%)
General Mills                                   180,200             8,514,450
Hain Celestial Group                            159,300(b)          2,795,715
HJ Heinz                                        303,500            11,505,685
Sara Lee                                        197,700             4,375,101
Total                                                              27,190,951

Furniture & appliances (0.1%)
Leggett & Platt                                  72,400             1,946,836

Health care products (3.4%)
Amgen                                            33,500(b)          1,986,215
Baxter Intl                                     154,300             4,712,322
Biogen Idec                                      86,000(b)          5,102,380
Boston Scientific                                66,050(b)          2,359,967
Bristol-Myers Squibb                            196,600             4,665,318
Gilead Sciences                                  49,800(b)          3,442,674
GlaxoSmithKline ADR                              93,700(c)          3,854,818
Guidant                                          31,300             1,871,740
Johnson & Johnson                               135,100             7,849,310
Medco Health Solutions                          177,340(b)          5,538,328
Merck & Co                                      451,100            20,285,967
Novartis ADR                                    123,600(c)          5,741,220
Pfizer                                          405,800            13,257,486
Schering-Plough                                 317,700             5,864,742
Wyeth                                            97,900             3,580,203
Total                                                              90,112,690

Health care services (1.3%)
Aetna                                            84,200             7,801,130
AmerisourceBergen                                71,200             3,851,920
HCA                                             198,700             7,711,547
Hospira                                         137,700(b)          3,814,290
Lincare Holdings                                125,900(b)          4,046,426
Select Medical                                  128,725             1,709,468
Tenet Healthcare                                623,600(b)          6,497,912
Total                                                              35,432,693

Household products (1.5%)
Clorox                                           91,500             4,834,860
Colgate-Palmolive                               270,700            14,617,800
Procter & Gamble                                356,800            19,970,096
Total                                                              39,422,756

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
163   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                                            Shares              Value(a)

Insurance (4.1%)
ACE                                             246,300(c)         $9,494,865
Allstate                                        404,100            19,077,561
American Intl Group                             439,900            31,338,476
Assurant                                         71,700             1,902,918
Chubb                                           158,950            10,810,190
CIGNA                                            91,550             6,093,568
Endurance Specialty
  Holdings                                      269,600(c)          8,772,784
First American                                  143,500             4,157,195
Hartford Financial
  Services Group                                 61,000             3,730,760
Montpelier Re Holdings                           82,000(c)          2,828,180
St. Paul Travelers Companies                    133,757             4,640,030
Willis Group Holdings                           153,300(c)          5,360,901
Total                                                             108,207,428

Leisure time & entertainment (1.0%)
Mattel                                          492,100             7,917,889
Viacom Cl B                                     524,600            17,474,426
Total                                                              25,392,315

Machinery (0.8%)
AGCO                                            360,600(b)          7,208,394
Caterpillar                                      73,600             5,350,720
Illinois Tool Works                              35,700             3,259,053
Ingersoll-Rand Cl A                              80,600(c)          5,239,806
Total                                                              21,057,973

Media (3.2%)
Cendant                                         551,600            11,931,108
EW Scripps Cl A                                  47,600             4,869,956
IAC/InterActiveCorp                             140,100(b)          3,195,681
Liberty Media Cl A                            1,636,100(b)         14,577,651
Liberty Media Intl Cl A                         120,747(b)          4,081,249
Reader's Digest Assn                            229,750             3,267,045
Time Warner                                     509,300(b)          8,327,055
Tribune                                         197,900             8,262,325
Walt Disney                                   1,150,300            25,824,235
Total                                                              84,336,305

Metals (0.3%)
Alcan                                           107,500(c)          4,655,825
Alcoa                                           138,500             4,484,630
Total                                                               9,140,455

Multi-industry (1.3%)
General Electric                                356,900            11,702,751
ITT Inds                                         59,600             4,714,360
Tyco Intl                                       607,300(c)         19,020,636
Total                                                              35,437,747

Paper & packaging (1.1%)
Avery Dennison                                   71,200             4,425,080
Bowater                                         171,800             6,172,774
Intl Paper                                      254,800            10,197,096
Weyerhaeuser                                    131,400             8,213,814
Total                                                              29,008,764

Real estate investment trust (0.5%)
Apartment Investment &
  Management Cl A                               108,100             3,837,550
Equity Office Properties Trust                  338,900             9,678,984
Total                                                              13,516,534

Restaurants (0.2%)
Domino's Pizza LLC                              134,400(b)          1,915,200
McDonald's                                      146,900             3,969,238
Total                                                               5,884,438

Retail -- general (1.3%)
BJ's Wholesale Club                             179,500(b)          4,544,940
Costco Wholesale                                184,100             7,579,397
Dollar Tree Stores                               68,700(b)          1,615,137
Home Depot                                      215,800             7,889,648
Sonic Automotive                                243,900             5,073,120
Target                                          195,900             8,733,222
Total                                                              35,435,464

Retail -- grocery (0.1%)
Kroger                                          210,200(b)          3,474,606

Telecom equipment & services (0.6%)
Lucent Technologies                             554,000(b)          1,734,020
Motorola                                        456,600             7,374,090
Nokia ADR                                       582,400(c)          6,918,912
Total                                                              16,027,022

Utilities -- electric (2.0%)
Dominion Resources                              242,400            15,729,336
Entergy                                          51,200             3,087,360
Exelon                                          567,000            20,893,950
FirstEnergy                                     119,150             4,794,596
FPL Group                                        44,000             3,044,800
PPL                                              65,600             3,137,648
Xcel Energy                                     167,600             2,958,140
Total                                                              53,645,830

Utilities -- natural gas (0.2%)
ONEOK                                           220,900             5,204,404

Utilities -- telephone (2.8%)
BellSouth                                       411,800            11,019,768
Citizens Communications                         132,700             1,676,001
KT ADR                                          430,700(c)          7,545,864
Orius                                             4,304(b,h,l)             --
SBC Communications                              984,700            25,395,413
Sprint (FON Group)                              402,500             7,921,200
Verizon Communications                          550,900            21,622,825
Total                                                              75,181,071

Total common stocks
(Cost: $1,484,503,444)                                         $1,674,683,133

Preferred stocks & other (--%)
Issuer                                            Shares              Value(a)

Mexico Value Recovery Series C
  Rights                                      2,000,000(b,c,l)             $2
Mexico Value Recovery Series D
  Rights                                      2,000,000(b,c,l)              2
Mexico Value Recovery Series E
  Rights                                      2,000,000(b,c,l)              2
Orius Tranche Series A
  Warrants                                        4,769(b,h,l)             --
Orius Tranche Series B
  Warrants                                        5,020(b,h,l)             --
Orius Tranche Series C
  Warrants                                       11,155(b,h,l)             --
Paxson Communications
  14.25% Pay-in-kind                                 --(e)              1,322
Pegasus Satellite
  12.75% Cm Pay-in-kind Series B                      2(b,e)               16
Xerox
  6.25% Cv                                        5,390               667,822

Total preferred stocks & other
(Cost: $540,890)                                                     $669,166

Bonds (33.7%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Foreign government (0.9%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%              12,655,000(c)        $16,799,408
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                2,505,000(c)          2,755,500
United Mexican States
  (U.S. Dollar)
   03-03-15               6.63                4,305,000(c)          4,541,775
Total                                                              24,096,683

U.S. government obligations & agencies (7.1%)
Federal Home Loan Mtge Corp
   08-15-06               2.75               16,320,000            16,376,369
   07-15-09               4.25                  800,000               819,856
   11-15-13               4.88               15,825,000            16,201,413
Federal Natl Mtge Assn
   05-15-08               6.00               13,985,000            15,292,304
   05-15-11               6.00                   30,000                33,172
U.S. Treasury
   10-31-04               2.13                4,200,000             4,204,595
   02-28-05               1.50                6,400,000             6,392,998
   05-31-05               1.25                4,950,000             4,926,785
   08-31-05               2.00               18,874,000(o)         18,882,116
   11-15-05               5.75                3,800,000             3,966,398
   12-31-05               1.88               18,600,000            18,541,876
   02-15-07               2.25                5,105,000             5,067,907
   08-15-14               4.25                1,920,000             1,939,200
   08-15-23               6.25               29,398,000(n)         34,148,775
   02-15-26               6.00               36,075,000            40,870,449
   02-15-31               5.38                1,305,000             1,389,418
Total                                                             189,053,631

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
164   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (3.0%)
Aesop Funding II LLC
  Series 2003-3A Cl A3
   07-20-09               3.72%              $2,200,000(d)         $2,202,772
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55                1,500,000(g)          1,516,961
  Series 2004-CA Cl A3
   03-06-09               3.00                1,500,000             1,501,350
Banc of America
  Commercial Mtge
  Series 2002-2 Cl A3
   07-11-43               5.12                3,000,000             3,120,347
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                2,461,385             2,522,919
Bear Stearns
  Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                3,388,020             3,389,883
  Series 2004-PWR3 Cl A2
   02-11-41               3.87                  600,000               596,076
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46                  678,386(d)            691,019
Centex Home Equity
  Series 2004-A Cl AF3
   04-25-28               3.26                  900,000               900,749
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10                2,450,000             2,427,728
Commercial Mtge Pass-Through Certificates
  Series 2004-LB3A Cl A2
   07-10-37               4.71                2,300,000             2,373,577
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                3,100,000             3,071,270
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                2,050,000             2,052,645
  Series 2004-C2 Cl A4
   03-10-40               4.89                1,300,000             1,313,400
  Series 2004-C3 Cl A2
   07-10-39               4.43                2,000,000             2,036,745
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A7
   06-10-36               5.32                2,500,000             2,602,772
GS Mtge Securities
  Series 2004-GG2 Cl A6
   08-10-38               5.40                3,000,000             3,130,260
JP Morgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26                1,400,000             1,457,643
  Series 2004-C2 Cl A3
   05-15-41               5.39                1,300,000             1,350,190
  Series 2004-PNC1 Cl A2
   06-12-41               4.56                2,000,000             2,057,737
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39                2,500,000             2,656,379
  Series 2002-C4 Cl A2
   09-15-26               4.02                3,000,000             3,041,468
  Series 2002-C4 Cl A5
   09-15-31               4.85                1,000,000             1,019,672
  Series 2002-C8 Cl A3
   11-15-27               4.83                   75,000                76,532
  Series 2003-C3 Cl A2
   05-15-27               3.09                3,700,000             3,633,087
  Series 2003-C7 Cl A2
   09-15-27               4.06                  200,000               201,521
  Series 2003-C8 Cl A2
   11-15-27               4.21                2,415,000             2,445,260
  Series 2003-C8 Cl A4
   11-15-32               5.12                  900,000               928,749
  Series 2004-C2 Cl A2
   03-15-29               3.25                2,680,000             2,616,162
  Series 2004-C2 Cl A4
   03-15-36               4.37                1,100,000             1,070,564
  Series 2004-C4 Cl A2
   06-15-29               4.57                2,050,000             2,110,399
  Series 2004-C4 Cl A4
   06-15-29               5.31                2,600,000             2,720,525
  Series 2004-C6 Cl A2
   08-15-29               4.19                1,900,000             1,920,311
  Series 2004-C6 Cl A6
   08-15-29               5.02                2,400,000             2,426,625
Merrill Lynch Mtge Trust
  Series 2003-KEY1 Cl A4
   11-12-35               5.24                1,070,000             1,108,640
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                1,300,000             1,300,000
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27                3,250,984             3,148,188
  Series 2004-T13 Cl A2
   09-13-45               3.94                2,100,000             2,085,405
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                  610,000               608,710
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86                2,000,000             2,024,280
WFS Financial Owner Trust
  Series 2002-2 Cl A4 (FSA)
   02-20-10               4.50                1,300,000(g)          1,327,539
  Series 2004-3 Cl A3
   03-17-09               3.30                1,350,000             1,360,336
Total                                                              80,146,395

Mortgage-backed securities (14.6%)(f,q)
Bank of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.06                1,022,873(i)            998,314
  Series 2004-F Cl B1
   07-25-34               4.17                1,847,409(i)          1,803,644
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                1,913,353             1,909,813
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.69                  974,808(i)            976,650
  Series 2004-J6 Cl 3A1
   08-25-19               5.00                4,681,920             4,725,082
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.46                1,173,014(i)          1,152,486
Federal Home Loan Mtge Corp
   05-01-13               4.50                1,928,532             1,966,124
   07-01-15               7.50                  219,065               232,950
   04-01-17               6.00                5,903,270             6,206,255
   05-01-18               5.50                2,506,487             2,596,908
   06-01-18               5.50                  588,790               611,023
   08-01-18               5.00                8,190,698             8,374,111
   10-01-18               5.00                7,074,923             7,224,550
   04-01-22               6.50                7,863,063             8,322,998
   10-01-22               6.50                  879,979               931,503
   11-01-22               8.00                   34,597                37,920
   10-01-23               5.50                8,794,052             9,060,972
   12-01-23               6.00                4,512,072             4,704,734
   08-01-24               8.00                  153,749               167,859
   12-01-30               5.50                4,311,035             4,404,575
   04-01-32               6.00                2,456,375             2,545,138
   04-01-32               7.00                1,048,940             1,119,865
   05-01-32               6.50                6,588,489             6,972,057
   07-01-32               6.50                  299,755               316,200
   03-01-33               6.50                  740,741               783,932
   04-01-33               6.00                3,238,690             3,368,811
   08-01-33               6.50                1,947,566             2,049,663
   09-01-33               4.56                2,401,975(i)          2,411,295
   12-01-33               5.00                2,833,966             2,819,950
   08-01-34               5.21                2,300,000(i)          2,330,361
  Collateralized Mtge Obligation
   02-15-27               5.00                2,700,000             2,781,863
   11-15-28               4.50                2,018,770             2,043,488
   02-15-33               5.50                2,472,488             2,581,855
   07-25-43               7.00                2,066,505             2,213,097
  Interest Only
   02-15-14               7.40                1,096,978(k)             90,929
   06-15-18               8.78                  781,001(k)             52,980
   10-15-22              14.56                4,196,205(k)            363,644
Federal Natl Mtge Assn
   06-01-10               6.50                1,046,217             1,110,327
   08-01-11               8.50                  659,914               706,861
   08-25-12               4.72                  320,000               323,565
   01-01-13               4.92                2,914,725             3,015,796
   02-01-13               4.87                1,756,482             1,799,610
   10-01-13               5.11                3,464,591             3,594,937

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
165   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   01-01-14               4.84%              $1,389,856            $1,414,355
   02-01-14               4.77                2,387,463             2,427,774
   03-01-14               4.60                1,989,425             1,983,138
   04-01-14               4.65                2,192,933             2,201,464
   04-01-14               5.50                7,755,311             8,067,666
   05-01-14               4.52                2,593,661             2,579,184
   08-01-15               5.50                  250,901               261,218
   08-01-16               6.50                  655,625               696,722
   11-01-16               6.00                  312,177               328,206
   03-01-17               6.50                1,388,649             1,475,693
   04-01-17               5.50                1,134,400             1,176,894
   06-01-17               6.00                  319,212               335,535
   06-01-17               6.50                  346,235               367,889
   08-01-17               6.50                1,671,655             1,776,205
   02-01-18               6.00                  652,216               685,566
   04-01-18               4.50                1,493,869             1,496,513
   05-01-18               6.00                5,016,692             5,277,520
   06-01-18               5.00                2,591,477             2,651,062
   08-01-18               4.50                3,774,643             3,784,670
   09-01-18               5.50                5,723,781             5,943,372
   10-01-18               4.50                1,059,447             1,061,322
   11-01-18               7.00                  535,445               568,476
   12-01-18               6.00                1,049,263             1,103,121
   02-01-19               5.00                5,422,639             5,536,504
   02-01-19               6.00                2,976,463             3,128,597
   09-01-19               5.50                  910,000(j)            941,850
   04-01-22               8.00                  186,041               203,395
   08-01-22               7.00                  620,053               663,288
   01-01-23               6.50                  701,526               741,626
   02-01-23               7.00                  782,717               837,294
   04-01-23               8.50                  429,138               472,798
   07-01-23               5.00                2,269,761             2,290,649
   07-01-23               5.50                3,224,614             3,320,089
   08-01-23               5.50                3,738,131             3,848,399
   09-01-23               5.50                3,928,802             4,045,127
   12-01-23               5.50                2,501,751             2,575,824
   05-01-24               6.00                1,425,572             1,487,975
   06-01-24               9.00                  263,204               293,917
   02-01-25               8.50                  115,511               126,944
   05-01-25               8.50                  295,924               325,212
   08-01-25               7.50                   39,368                42,438
   11-01-25               7.50                  436,345               470,382
   03-01-26               7.00                  599,411               642,341
   07-01-28               5.50                1,435,615             1,467,354
   11-01-28               5.00                  799,521               794,554
   11-01-28               5.50                  510,293               521,574
   12-01-28               5.50                2,825,749             2,888,221
   12-01-28               6.00                  395,054               412,356
   02-01-29               7.00                1,112,489             1,192,164
   03-01-29               6.50                  115,445               121,767
   04-01-29               5.00                2,976,879             2,958,781
   07-01-29               7.00                1,630,694             1,743,412
   08-01-29               7.00                  473,816               506,567
   05-01-32               7.00                  438,241               468,102
   05-01-32               7.50                  357,137               383,670
   08-01-32               6.50                  549,799               580,208
   08-01-32               7.00                  541,099               578,224
   09-01-32               6.50                  756,866               797,415
   09-01-32               7.00                  336,817               359,768
   10-01-32               5.50                  626,961               638,838
   10-01-32               7.00                1,059,528             1,131,723
   11-01-32               5.00                  640,175               637,721
   11-01-32               7.50                  839,775               901,236
   12-01-32               7.00                2,700,841             2,884,875
   02-01-33               5.00                4,276,760             4,250,194
   02-01-33               5.50                2,270,859             2,312,223
   02-01-33               7.00                  552,449               590,092
   03-01-33               5.50                9,392,626             9,587,194
   03-01-33               6.00                4,725,018             4,918,296
   04-01-33               5.50                5,138,589             5,247,374
   04-01-33               6.00               10,521,929            10,949,174
   05-01-33               5.50                5,421,165             5,530,134
   05-01-33               6.00                3,069,561             3,188,878
   07-01-33               5.00                4,851,874(j)          4,829,993
   07-01-33               5.50                3,155,152             3,212,624
   12-01-33               6.00                2,411,559             2,501,268
   01-01-34               4.75                2,350,227(i)          2,416,837
   01-01-34               5.00                1,246,600             1,239,021
   01-01-34               6.00                2,249,696             2,333,384
   03-01-34               5.00               10,291,062            10,244,650
   03-01-34               5.00                4,944,216(j)          4,921,918
   04-01-34               5.00                  557,336               555,207
   05-01-34               6.50                5,872,688             6,173,394
   08-01-34               4.53                6,343,827(i)          6,316,041
   10-01-34               6.00               16,100,000(j)         16,613,189
  Collateralized Mtge Obligation
   05-25-16               4.00                2,900,000             2,912,736
   07-25-26               5.50                7,000,000             7,290,052
   12-25-26               8.00                1,532,943             1,668,932
   02-25-44               7.00                9,375,098             9,953,271
   06-25-44               7.50                2,048,455             2,222,676
  Interest Only
   12-25-12              13.29                1,034,928(k)             63,834
Govt Natl Mtge Assn
   12-15-08               7.00                1,704,202             1,808,130
   05-15-33               6.00                1,970,846             2,048,928
   10-15-33               5.50                2,820,707             2,880,602
   03-20-34               6.50                1,740,711             1,837,290
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00                  426,714(k)             52,258
GRS Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50                1,794,164             1,863,158
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.40                1,467,410             1,438,324
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.47                1,472,543(i)          1,468,037
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                3,421,672             3,507,214
  Series 2004-7 Cl 8A1
   08-25-19               5.00                5,325,161             5,409,139
  Series 2004-8 Cl 7A1
   09-25-19               5.00                2,575,000             2,597,531
Morgan Stanley Mtge Loan Trust
  Series 2004-3 Cl 4A
   04-25-34               5.74                4,801,606             4,898,891
Structured Adjustable Rate Mtge Loan
  Series 2004-3AC
   03-25-34               4.94                1,845,989(i)          1,891,327
  Series 2004-5 Cl B1
   05-25-34               4.63                1,323,945(i)          1,319,192
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                6,477,446             6,499,798
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                  262,515               258,971
Total                                                             385,252,815

Aerospace & defense (--%)
Alliant Techsystems
   05-15-11               8.50%                 180,000               195,750
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88                  255,000               262,650
L-3 Communications
   06-15-12               7.63                  495,000               535,838
   07-15-13               6.13                  125,000               123,125
Total                                                               1,117,363

Airlines (--%)
Northwest Airlines
  Series 1999-1A
   02-01-20               6.81                  357,000               310,497

Automotive & related (0.1%)
DaimlerChrysler NA Holding
   11-15-13               6.50                1,664,000             1,793,675
Ford Motor
   02-01-29               6.38                  215,000               188,509
Meritor Automotive
   02-15-09               6.80                  240,000               247,200
TRW Automotive
  Sr Nts
   02-15-13               9.38                  335,000               386,088
Total                                                               2,615,472

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
166   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Banks and savings & loans (1.1%)
Bank United
   03-15-09               8.00%              $3,500,000            $4,098,903
Banknorth Group
  Sr Nts
   05-01-08               3.75                1,195,000             1,194,391
JP Morgan Chase
  Sub Nts
   02-01-11               6.75                1,230,000             1,374,952
   03-15-14               4.88                  295,000               292,468
US Bank NA Minnesota
   08-01-11               6.38                3,195,000             3,570,115
Wachovia
  Sub Nts
   08-01-14               5.25                4,850,000             4,962,539
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                2,360,000             2,665,580
   08-15-14               5.65                3,060,000             3,170,038
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                7,190,000             8,085,586
Total                                                              29,414,572

Beverages & tobacco (--%)
Cott Beverages
   12-15-11               8.00                  675,000               731,531

Building materials & construction (0.1%)
Associated Materials
   04-15-12               9.75                  310,000               348,750
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                  410,000(d)            438,700
Ryland Group
  Sr Nts
   06-01-08               5.38                  835,000               862,138
Total                                                               1,649,588

Cable (0.3%)
Comcast
   03-15-11               5.50                7,490,000             7,792,820
CSC Holdings
  Sr Nts
   12-15-07               7.88                  290,000               308,125
DirectTV Holdings/Finance
  Sr Nts
   03-15-13               8.38                  375,000               426,563
Echostar DBS
  Sr Nts
   10-01-08               5.75                  230,000               230,575
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                  395,000(c)            398,950
Total                                                               9,157,033

Cellular telecommunications (0.1%)
Nextel Communications
  Sr Nts
   10-31-13               6.88                  570,000               575,700
US Cellular
  Sr Nts
   12-15-33               6.70                1,840,000             1,808,711
Total                                                               2,384,411

Chemicals (0.1%)
Airgas
   10-01-11               9.13                  225,000               253,688
  Sr Sub Nts
   07-15-14               6.25                   80,000                78,700
BCP Caylux Holdings
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                  315,000(c,d)          338,231
Compass Minerals Group
   08-15-11              10.00                  900,000               999,000
Georgia Gulf
  Sr Nts
   12-15-13               7.13                  428,000               436,560
Innophos
  Sr Sub Nts
   08-15-14               8.88                   40,000(d)             41,600
MacDermid
   07-15-11               9.13                  225,000               251,156
Total                                                               2,398,935

Energy (0.3%)
Amerada Hess
   08-15-11               6.65                1,960,000             2,150,147
Chesapeake Energy
  Sr Nts
   06-15-14               7.50                   95,000               101,413
   08-15-14               7.00                  175,000(d)            180,250
   01-15-16               6.88                  120,000               121,500
Devon Financing
   09-30-11               6.88                1,545,000             1,743,259
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                  935,000               916,300
Foundation PA Coal
  Sr Nts
   08-01-14               7.25                   95,000(d)             99,275
Gulfterra Energy Partner
  Sr Nts
   06-01-10               6.25                1,195,000             1,315,994
Newfield Exploration
  Sr Nts
   03-01-11               7.63                   50,000                55,000
  Sr Sub Nts
   08-15-12               8.38                  880,000               974,600
   09-01-14               6.63                  175,000(d)            179,375
Peabody Energy
  Series B
   03-15-13               6.88                  655,000               691,025
Total                                                               8,528,138

Energy equipment & services (0.3%)
Grant Prideco Escrow
   12-15-09               9.00                  445,000               493,950
Halliburton
   10-15-10               5.50                5,655,000             5,873,169
Key Energy Services
  Series C
   03-01-08               8.38                  210,000               221,550
  Sr Nts
   05-01-13               6.38                  135,000               128,925
Offshore Logistics
   06-15-13               6.13                  425,000               420,750
Pacific Energy
  Sr Nts
   06-15-14               7.13                  255,000(d)            269,663
Pride Intl
  Sr Nts
   07-15-14               7.38                  140,000(d)            149,100
Total                                                               7,557,107

Finance companies (0.3%)
Ford Motor Credit
   10-01-13               7.00                3,010,000(o)          3,155,473
GMAC
   09-15-11               6.88                4,945,000             5,177,168
Total                                                               8,332,641

Financial services (0.3%)
Capital One Bank
  Sr Nts
   02-01-06               6.88                  390,000               412,836
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12               5.25                3,920,000(c)          4,061,578
Pricoa Global Funding I
   06-15-08               4.35                2,880,000(d)          2,945,002
Total                                                               7,419,416

Food (0.2%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                  500,000(c)            547,500
Chiquita Brands Intl
  Sr Nts
   03-15-09              10.56                  330,000               357,638
Del Monte
  Sr Sub Nts
   12-15-12               8.63                  275,000               302,500
Kraft Foods
   10-01-13               5.25                2,840,000             2,893,258
Total                                                               4,100,896

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
167   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Health care services (0.2%)
Cardinal Health
   06-15-15               4.00%              $2,315,000            $2,040,376
HCA
   03-15-14               5.75                  685,000               679,044
IASIS Healthcare
  Sr Sub Nts
   06-15-14               8.75                  100,000(d)            104,500
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                  395,000               412,775
Omnicare
  Sr Sub Nts
   06-01-13               6.13                  335,000               324,950
Triad Hospitals
  Sr Nts
   05-15-12               7.00                  300,000               312,750
US Oncology
  Sr Nts
   08-15-12               9.00                   90,000(d)             94,275
Vanguard Health Systems
   08-01-11               9.75                  388,000               450,080
Total                                                               4,418,750

Home building (--%)
DR Horton
   12-01-07               7.50                  225,000               247,500
   01-15-09               5.00                  410,000               416,150
   07-01-13               5.88                  265,000               265,000
Meritage Homes
   06-01-11               9.75                  265,000               295,475
Total                                                               1,224,125

Industrial services (--%)
Allied Waste North America
   11-15-10               6.50                  130,000               130,000
   04-15-11               6.38                  495,000               486,338
Total                                                                 616,338

Insurance (0.5%)
ASIF Global Financing
   01-17-13               4.90               11,545,000(d)         11,717,020
Pacific Life
   09-15-33               6.60                  520,000(d)            563,519
Total                                                              12,280,539

Leisure time & entertainment (0.5%)
Blockbuster
  Sr Sub Nts
   09-01-12               9.00                   50,000(d)             51,750
Historic TW
   05-15-29               6.63                5,980,000             6,097,244
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                  290,000(d)            301,600
Viacom
   05-15-11               6.63                6,235,000             6,924,778
Total                                                              13,375,372

Lodging & gaming (0.1%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                  120,000               126,750
   04-15-14               6.75                  360,000               360,900
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13                  890,000             1,007,924
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09               9.25                  300,000               321,750
Hilton Hotels
   12-01-12               7.63                  495,000               568,013
MGM Mirage
   10-01-09               6.00                  265,000               270,300
  Sr Nts
   02-27-14               5.88                  115,000               108,675
Mohegan Tribal Gaming
  Sr Sub Nts
   04-01-12               8.00                  310,000               340,225
   08-15-14               7.13                  200,000(d)            205,500
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12               8.38                  190,000               218,500
Station Casinos
  Sr Nts
   04-01-12               6.00                  345,000               345,863
Total                                                               3,874,400

Machinery (--%)
Case New Holland
  Sr Nts
   08-01-11               9.25                  180,000(d)            198,900
Joy Global
  Series B
   03-15-12               8.75                  150,000               169,125
Manitowoc
   11-01-13               7.13                  320,000               330,400
Total                                                                 698,425

Media (0.3%)
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63                  275,000(c)            292,875
CBD Media/Finance
   06-01-11               8.63                  225,000               237,938
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                  470,000(c)            513,475
Dex Media East LLC/Finance
   11-15-09               9.88                   75,000                86,250
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                  115,000               129,519
Emmis Operating
   05-15-12               6.88                  345,000               345,983
Gray Television
   12-15-11               9.25                  325,000               364,406
Lamar Media
   01-01-13               7.25                  530,000               564,450
Nexstar Finance LLC
   04-01-08              12.00                  130,000               143,325
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                   95,000(c)            109,369
Radio One
  Series B
   07-01-11               8.88                  350,000               388,063
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                  755,000(c)            807,309
Sinclair Broadcast Group
   12-15-11               8.75                  255,000               275,719
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                  475,000(c)            505,875
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                  300,000               309,000
United Artists Theatre
   07-01-15               9.30                1,666,268             1,699,593
Total                                                               6,773,149

Metals (--%)
Earle M Jorgensen
   06-01-12               9.75                  115,000               127,650
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                  475,000(c)            454,813
Total                                                                 582,463

Multi-industry (0.3%)
SPX
  Sr Nts
   06-15-11               6.25                  260,000               257,400
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                5,690,000(c)          6,358,620
   10-15-11               6.38                1,460,000(c)          1,599,468
Total                                                               8,215,488

Paper & packaging (0.2%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   03-15-14               6.75                  210,000(c,d)          205,800
   03-15-14               6.75                   55,000(c,d)           53,075
Ball
   12-15-12               6.88                  475,000               496,375
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                  475,000(c)            492,813
Crown Paper
  Sr Sub Nts
   09-01-05              11.00                1,000,000(b,h,l)             --

See accompanying notes to investments in securities.

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168   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Paper & packaging (cont.)
Domtar
  (U.S. Dollar)
   12-01-13               5.38%              $2,100,000(c)         $2,087,589
Georgia-Pacific
   02-01-10               8.88                  420,000               492,450
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                  190,000               210,900
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                  490,000(c)            505,925
Owens-Brockway Glass
   05-15-11               7.75                  460,000               487,600
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                  675,000               671,625
Stone Container
  Sr Nts
   02-01-08               9.25                  195,000               216,450
   07-01-12               8.38                  135,000               147,825
Total                                                               6,068,427

Real estate (0.2%)
Archstone-Smith OPR Trust
   08-15-14               5.63                4,005,000             4,138,734
Host Marriott
  Sr Nts
   08-15-12               7.00                  285,000(d)            289,988
La Quinta Properties
  Sr Nts
   08-15-12               7.00                   90,000(d)             92,813
Total                                                               4,521,535

Retail -- drugstores (--%)
Jean Coutu Group PJC
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                  265,000(c,d)          272,950

Retail -- general (0.2%)
Finlay Fine Jewelry
  Sr Nts
   06-01-12               8.38                  155,000(d)            165,075
Flooring America
  Series B
   10-15-07               9.25                1,849,000(b,h,l)             --
May Department Stores
   07-15-14               5.75                3,300,000(d)          3,407,319
United Auto Group
   03-15-12               9.63                  195,000               216,450
William Carter
  Series B
   08-15-11              10.88                  550,000               618,750
Total                                                               4,407,594

Telecom equipment & services (0.4%)
PanAmSat
   08-15-14               9.00                  140,000(d)            145,600
Qwest
   03-15-12               9.13                  425,000(d)            454,750
Sprint Capital
   11-15-28               6.88                7,055,000             7,353,363
TELUS
  (U.S. Dollar)
   06-01-07               7.50                1,395,000(c)          1,532,555
   06-01-11               8.00                2,112,500(c)          2,456,073
Total                                                              11,942,341

Utilities -- electric (1.0%)
Centerpoint Energy Resources
   02-15-11               7.75                  325,000               376,734
  Sr Nts Series B
   04-01-13               7.88                  550,000               648,819
Cleveland Electric Illuminating
  Sr Nts
   12-15-13               5.65                1,350,000             1,378,613
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                  350,000               363,807
Consolidated Natural Gas
   12-01-13               6.63                1,100,000             1,230,403
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                2,050,000(d)          2,056,253
DPL
  Sr Nts
   09-01-11               6.88                  200,000               208,000
Duke Energy
   01-15-12               6.25                1,325,000             1,429,646
  1st Mtge
   03-05-08               3.75                1,185,000             1,191,814
   04-01-10               4.50                  530,000               536,599
  Sr Nts
   11-30-12               5.63                3,610,000             3,754,139
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                  395,000               414,979
Florida Power
  1st Mtge
   03-01-13               4.80                  925,000               929,357
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30                  740,000(d)            790,387
IPALCO Enterprises
   11-14-08               8.38                  375,000               416,250
   11-14-11               8.63                  595,000               660,450
Metropolitan Edison
   03-15-13               4.95                2,125,000             2,106,602
  1st Mtge
   04-01-14               4.88                1,040,000(d)          1,016,550
Northern States Power
  1st Mtge
   08-01-10               4.75                  190,000               195,343
Tampa Electric
   06-15-12               6.88                  820,000               916,590
   08-15-12               6.38                1,165,000             1,266,918
Westar Energy
  1st Mtge
   07-01-14               6.00                3,490,000             3,714,588
Total                                                              25,602,841

Utilities -- natural gas (0.1%)
ANR Pipeline
   03-15-10               8.88                  180,000               202,500
Consolidated Natural Gas
  Sr Nts
   04-15-11               6.85                  420,000               473,815
El Paso Natl Gas
  Sr Nts Series A
   08-01-10               7.63                  255,000               271,575
Northwest Pipeline
   03-01-10               8.13                  660,000               743,325
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                  460,000(d)            487,600
Southern Natural Gas
   03-15-10               8.88                  290,000               326,250
Southern Star Central
   08-01-10               8.50                  235,000               257,325
Transcontinental Gas Pipeline
  Series B
   08-15-11               7.00                  470,000               519,350
Williams Companies
   03-15-12               8.13                  475,000               546,250
Total                                                               3,827,990

Utilities -- telephone (0.9%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25                4,000,000(c)          4,061,640
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13               5.25                6,145,000(c,d)        6,240,401
   11-15-33               6.38                  560,000(c,d)          578,168
Verizon New York
  Series B
   04-01-32               7.38                2,670,000             2,951,426
Verizon Pennsylvania
  Series A
   11-15-11               5.65               10,060,000            10,554,650
Total                                                              24,386,285

Total bonds
(Cost: $887,820,288)                                             $897,356,136

See accompanying notes to investments in securities.

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169   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Short-term securities (5.6%)(p)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (2.0%)
Federal Home Loan Disc Nt
   10-26-04               1.57%             $30,000,000           $29,927,016
Federal Natl Mtge Assn Disc Nt
   10-01-04               1.53               22,200,000            22,170,752
Total                                                              52,097,768

Commercial paper (3.6%)
Barton Capital
   10-07-04               1.58                5,000,000             4,991,881
Ciesco
   10-18-04               1.55               15,000,000            14,969,115
Falcon Asset Securitization
   09-07-04               1.53               10,000,000             9,997,025
Jupiter Securitization
   09-24-04               1.54                2,100,000             2,097,844
Kitty Hawk Funding
   10-12-04               1.60               10,000,000             9,981,333
Merrill Lynch & Co
   09-09-04               1.53               10,600,000            10,595,946
Northern Rock
   11-01-04               1.62                2,500,000             2,493,053
Old Line Funding LLC
   09-24-04               1.54                7,159,000             7,151,650
Park Avenue Receivables
   09-28-04               1.56               15,000,000            14,981,800
Receivables Capital
   09-24-04               1.55                3,600,000             3,596,280
Scaldis Capital LLC
   09-29-04               1.55                6,700,000             6,691,634
White Pine Finance LLC
   09-22-04               1.43               10,500,000(m)         10,490,849
Total                                                              98,038,410

Total short-term securities
(Cost: $150,140,508)                                             $150,136,178

Total investments in securities
(Cost: $2,523,005,130)(r)                                      $2,722,844,613

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2004, the value of foreign securities represented 6.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $37,028,780 or 1.4% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviation is used in the portfolio security descriptions to identify the insurer of the issue:

        FSA -- Financial Security Assurance

(h)     Negligible market value.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(j) At Aug. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $27,231,703.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of Aug. 31, 2004.

(l) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2004, is as follows:

                                              Acquisition
        Security                                  dates                   Cost
        Crown Paper
           11.00% Sr Sub Nts 2005               03-03-00            $  580,109
        Flooring America
           9.25% Series B 2007           10-09-97 thru 12-17-02      2,058,360
        Mexico Value Recovery Series C
           Rights                               08-08-02                    --

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170   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

                                               Acquisition
        Security                                  dates                   Cost
        Mexico Value Recovery Series D
           Rights                               08-08-02              $     --
        Mexico Value Recovery Series E
           Rights                               08-08-02                    --
        Orius                                   03-22-01               592,000
        Orius Tranche A
           Warrants                             04-22-04                    --
        Orius Tranche B
           Warrants                             04-22-04                    --
        Orius Tranche C
           Warrants                             04-22-04                    --
        Stellex Aerostructures                  12-16-97                    --

(m) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $10,490,849 or 0.4% of net assets.

(n) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

        Type of security                                      Notional amount

        Purchase contract
        U.S. Long Bond, Dec. 2004, 20-year                        $20,500,000

        Sale contracts
        U.S. Treasury Note, Dec. 2004, 5-year                      10,300,000
        U.S. Treasury Note, Sept. 2004, 10-year                    22,700,000
        U.S. Treasury Note, Dec. 2004, 10-year                     54,800,000

(o) Security is partially or fully on loan. See Note 6 to the financial statements.

(p) Cash collateral received from security lending activity is invested in short-term securities and represents 0.5% of this category (see Note 6 to the financial statements). 5.1% of the short-term securities is the Fund's cash equivalent position.

(q) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments as of Aug. 31, 2004:

                                Principal Settlement   Proceeds
        Security                 amount      date     receivable        Value
        Federal Natl Mtge Assn
            09-01-19 5.00%    $ 4,855,000   9-20-04  $4,913,695    $4,944,516
            09-01-34 5.00      10,000,000   9-15-04   9,866,406     9,918,750
            09-01-34 5.50       4,640,000   9-15-04   4,681,422     4,711,048
            09-01-34 6.50       7,200,000   9-15-04   7,519,500     7,557,754

(r) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $2,540,047,620 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                  $227,253,904
        Unrealized depreciation                                   (44,456,911)
                                                                  -----------
        Net unrealized appreciation                              $182,796,993
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
171   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - New Dimensions Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (95.3%)
Issuer                                            Shares              Value(a)

Aerospace & defense (2.5%)
Lockheed Martin                                 535,000           $28,772,300
Northrop Grumman                                518,800            26,796,020
United Technologies                             177,000            16,622,070
Total                                                              72,190,390

Banks and savings & loans (1.8%)
Bank of America                                 901,000            40,526,980
Fifth Third Bancorp                             261,900            13,045,239
Total                                                              53,572,219

Beverages & tobacco (2.8%)
Altria Group                                    319,600            15,644,420
Coca-Cola                                       498,500            22,287,935
PepsiCo                                         886,200            44,310,000
Total                                                              82,242,355

Cellular telecommunications (0.5%)
Vodafone Group ADR                              683,200(c)         15,645,280

Computer hardware (5.3%)
Apple Computer                                  379,000(b)         13,071,710
Cisco Systems                                 2,597,400(b)         48,727,224
Dell                                          2,268,000(b)         79,017,120
EMC                                           1,445,300(b)         15,565,881
Total                                                             156,381,935

Computer software & services (7.9%)
Electronic Arts                                 597,600(b)         29,748,528
Intl Business Machines                          257,200            21,782,268
Juniper Networks                              1,409,700(b)         32,268,033
Microsoft                                     3,764,300           102,765,390
Symantec                                        943,100(b)         45,231,076
Total                                                             231,795,295

Electronics (4.0%)
Applied Materials                               893,100(b)         14,191,359
Intel                                         2,309,900            49,177,771
Maxim Integrated Products                       488,900            21,232,927
Samsung Electronics                              81,500(c)         31,894,225
Total                                                             116,496,282

Energy (7.5%)
Apache                                        1,070,900            47,858,521
ChevronTexaco                                   389,800            38,005,500
ConocoPhillips                                  482,900            35,942,247
Exxon Mobil                                   2,130,596            98,220,476
Total                                                             220,026,744

Energy equipment & services (2.7%)
Halliburton                                     414,100            12,079,297
Schlumberger                                    705,400            43,593,720
Smith Intl                                      193,700(b)         11,037,026
Transocean                                      427,000(b)         13,108,900
Total                                                              79,818,943

Environmental services (0.7%)
Waste Management                                779,100            21,651,189

Finance companies (3.3%)
Citigroup                                     2,057,633            95,844,545

Financial services (3.4%)
Fannie Mae                                      543,000            40,426,349
Goldman Sachs Group                             255,000(d)         22,860,750
MBNA                                            777,225            18,762,212
SLM                                             451,775            17,628,261
Total                                                              99,677,572

Health care products (16.2%)
Alcon                                            70,600(c)          5,283,704
Amgen                                         1,174,100(b)         69,612,389
Biogen Idec                                     258,000(b)         15,307,140
Boston Scientific                               950,000(b)         33,943,500
Eli Lilly                                       346,900            22,010,805
Genentech                                       313,300(b)         15,282,774
Gilead Sciences                                 325,900(b)         22,529,467
Guidant                                         401,200            23,991,760
Johnson & Johnson                             1,142,250            66,364,725
Medtronic                                       732,000            36,417,000
Pfizer                                        3,585,350           117,133,385
Schering-Plough                               1,606,800            29,661,528
Stryker                                         317,500            14,382,750
Total                                                             471,920,927

Health care services (2.7%)
Cardinal Health                                  59,300             2,680,360
UnitedHealth Group                            1,134,600            75,031,098
Total                                                              77,711,458

Household products (2.2%)
Procter & Gamble                              1,177,600            65,910,272

Industrial transportation (1.2%)
United Parcel Service Cl B                      482,700            35,261,235

Insurance (4.9%)
AFLAC                                           797,200            31,967,720
American Intl Group                           1,356,200            96,615,688
Marsh & McLennan                                365,265            16,323,693
Total                                                             144,907,101

Leisure time & entertainment (0.7%)
Carnival                                        448,100            20,518,499

Lodging & gaming (0.9%)
Intl Game Technology                            963,600            27,799,860

Machinery (2.8%)
Deere & Co                                      478,600            30,281,022
Illinois Tool Works                             556,800            50,830,272
Total                                                              81,111,294

Media (3.7%)
Cendant                                       1,333,600            28,845,768
eBay                                            663,600(b)         57,427,944
Univision
  Communications Cl A                           224,500(b)          7,408,500
Yahoo!                                          548,000(b)         15,623,480
Total                                                             109,305,692

Multi-industry (5.1%)
3M                                              415,200            34,195,872
Danaher                                         147,000             7,558,740
General Electric                              3,256,800(f)        106,790,472
Total                                                             148,545,084

Paper & packaging (1.0%)
Intl Paper                                      743,000            29,734,860

Restaurants (1.5%)
McDonald's                                      848,300            22,921,066
Starbucks                                       474,800(b)         20,530,352
Total                                                              43,451,418

Retail -- general (5.8%)
Best Buy                                        206,200             9,592,424
Home Depot                                      664,650            24,299,604
Staples                                         305,600             8,764,608
Target                                        1,205,500            53,741,190
Wal-Mart Stores                               1,372,000            72,263,240
Total                                                             168,661,066

Telecom equipment & services (2.2%)
QUALCOMM                                      1,694,200            64,464,310

Utilities -- electric (1.7%)
Dominion Resources                              784,100            50,880,249

Utilities -- telephone (0.3%)
Verizon Communications                          228,200             8,956,850

Total common stocks
(Cost: $2,662,683,277)                                         $2,794,482,924

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
172   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - New Dimensions Fund

Short-term securities (4.8%)(e)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (0.6%)
Federal Home Loan Mtge Corp Disc Nts
   09-07-04               1.30%              $1,400,000            $1,399,647
   09-21-04               1.36               15,000,000            14,988,122
Total                                                              16,387,769

Commercial paper (4.2%)
Bear Stearns
   09-13-04               1.50                8,500,000             8,495,396
Beta Finance
   09-01-04               1.35                5,000,000(g)          4,999,813
   09-03-04               1.39               10,400,000(g)         10,398,793
CAFCO LLC
   09-28-04               1.59               10,400,000            10,387,139
Citigroup Global Markets Holdings
   09-08-04               1.52               15,000,000            14,994,933
Danske
   09-17-04               1.44                2,100,000             2,098,569
Jupiter Securitization
   10-01-04               1.60                7,400,000             7,389,804
K2 (USA) LLC
   09-10-04               1.40                1,600,000(g)          1,599,377
Morgan Stanley
   09-09-04               1.52               10,200,000            10,196,124
   09-10-04               1.52               16,800,000            16,792,906
Preferred Receivables Funding
   09-07-04               1.52               15,000,000            14,995,567
   09-24-04               1.55               12,000,000            11,987,600
Scaldis Capital LLC
   09-27-04               1.46                2,200,000(g)          2,197,598
White Pine Finance LLC
   09-22-04               1.43                6,400,000(g)          6,394,422
Total                                                             122,928,041

Total short-term securities
(Cost: $139,321,644)                                             $139,315,810

Total investments in securities
(Cost: $2,802,004,921)(h)                                      $2,933,798,734

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 1.8% of net assets.

(d) Security is partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.03% of this category (see Note 6 to the financial statements).

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

        Type of security                                             Contracts

        Purchase contracts
        S&P 500 Index, Sept. 2004                                          319

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $25,590,003 or 0.9% of net assets.

(h) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $2,804,468,677 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                  $ 260,291,638
        Unrealized depreciation                                   (130,961,581)
                                                                  ------------
        Net unrealized appreciation                              $ 129,330,057
                                                                 -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
173   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Partners Select Value Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (89.1%)
Issuer                                            Shares              Value(a)

Aerospace & defense (1.7%)
Curtiss-Wright Cl B                               1,000               $51,600
Honeywell Intl                                    2,000                71,960
Titan                                             2,000(b)             26,480
Total                                                                 150,040

Automotive & related (4.6%)
Adesa                                             3,000(b)             52,710
AutoNation                                        4,000(b)             65,760
Dana                                              5,000                94,350
GenCorp                                           3,000                36,240
Genuine Parts                                     3,000               113,730
Modine Mfg                                        1,000                29,800
Total                                                                 392,590

Banks and savings & loans (1.6%)
Charter One Financial                             2,000                88,940
First Natl Bankshares of Florida                  2,000                49,760
Total                                                                 138,700

Beverages & tobacco (3.3%)
Allied Domecq ADR                                 1,000(c)             32,420
Brown-Forman Cl A                                 1,500                71,715
Coca-Cola                                         3,000               134,130
Diageo ADR                                          600(c)             29,970
PepsiAmericas                                     1,000                19,840
Total                                                                 288,075

Building materials & construction (0.2%)
Southern Energy Homes                             2,000(b)              8,100
Watts Water Technologies Cl A                       500                12,730
Total                                                                  20,830

Cable (2.9%)
Cablevision Systems
  NY Group Cl A                                   8,300(b)            153,716
Comcast Cl A                                      1,000(b)             28,170
Cox Communications Cl A                           2,000(b)             65,720
Total                                                                 247,606

Cellular telecommunications (1.8%)
AT&T Wireless Services                            8,000(b)            116,960
US Cellular                                       1,000(b)             40,250
Total                                                                 157,210

Chemicals (0.4%)
Ferro                                               500                10,270
Hercules                                          2,000(b)             27,440
Total                                                                  37,710

Electronics (2.7%)
GrafTech Intl                                     5,000(b)             53,300
Paxar                                             1,000(b)             20,240
Texas Instruments                                 3,000                58,620
Thomas & Betts                                    4,000                98,400
Total                                                                 230,560

Energy (2.2%)
ConocoPhillips                                      500                37,215
Exxon Mobil                                         500                23,050
Royal Dutch Petroleum ADR                         2,500(c)            126,725
Total                                                                 186,990

Engineering & construction (0.6%)
Palm Harbor Homes                                 3,000(b)             49,080

Environmental services (1.1%)
Republic Services                                 2,000                55,900
Waste Management                                  1,500                41,685
Total                                                                  97,585

Food (7.2%)
Archer-Daniels-Midland                            5,000                79,850
Cadbury Schweppes ADR                               900(c)             29,385
Campbell Soup                                     1,000                25,960
Corn Products Intl                                1,000                46,150
Del Monte Foods                                   2,000(b)             21,100
Dreyer's Grand
  Ice Cream Holdings                              1,500               119,280
General Mills                                     1,500                70,875
Hershey Foods                                       500                24,140
HJ Heinz                                          1,000                37,910
Sensient Technologies                             6,500               136,500
 Wm Wrigley Jr                                      500                31,015
Total                                                                 622,165

Furniture & appliances (0.4%)
Thomas Inds                                       1,000                30,750

Health care products (4.6%)
Bristol-Myers Squibb                              1,500                35,595
Eli Lilly                                         1,500                95,175
INAMED                                              400(b)             21,256
Ocular Sciences                                   1,000(b)             43,600
Patterson                                         1,000(b)             73,230
Pfizer                                            1,500                49,005
Sybron Dental Specialties                         2,000(b)             55,760
Zimmer Holdings                                     300(b)             21,390
Total                                                                 395,011

Health care services (2.2%)
Chemed                                            2,400               131,256
Henry Schein                                      1,000(b)             62,280
Total                                                                 193,536

Home building (5.4%)
Cavalier Homes                                    5,000(b)             24,250
Champion Enterprises                             11,000(b)            105,930
Fleetwood Enterprises                            13,000(b)            166,010
Skyline                                           4,500               171,900
Total                                                                 468,090

Household products (0.6%)
Church & Dwight                                     500                22,485
Energizer Holdings                                  800(b)             33,072
Total                                                                  55,557

Industrial services (0.6%)
UNOVA                                             3,500(b)             51,030

Industrial transportation (0.6%)
GATX                                              2,000                53,940

Leisure time & entertainment (2.8%)
Coachmen Inds                                     2,500                38,950
Gemstar-TV Guide Intl                            12,000(b)             63,360
Metro-Goldwyn-Mayer                               2,000(b)             22,800
Viacom Cl A                                       3,500               118,510
Total                                                                 243,620

Lodging & gaming (3.2%)
Aztar                                             3,500(b)             87,010
Gaylord Entertainment                             1,000(b)             29,040
Hilton Hotels                                     2,000                35,700
MGM Mirage                                        1,500(b)             62,010
Prime Hospitality                                 5,000(b)             60,100
Total                                                                 273,860

Machinery (3.4%)
AGCO                                              1,000(b)             19,990
CNH Global                                        3,000(c)             52,110
Deere & Co                                        3,500               221,445
Total                                                                 293,545

Media (19.5%)
DIRECTV Group                                     1,500(b)             23,805
EW Scripps Cl A                                     300                30,693
Fisher Communications                             2,000(b)             96,400
Fox Entertainment Group Cl A                      3,000(b)             81,420
Gray Television                                   2,000                27,480
Grupo Televisa ADR                                  500(c)             24,065
Knight-Ridder                                     1,200                77,316
Liberty Media Cl A                                8,000(b)             71,280
Liberty Media Intl CI A                           3,200(b)            108,160
Lin TV                                            1,000(b)             20,180
Media General Cl A                                1,600                93,104
New York Times Cl A                               1,200                48,744
News Corp ADR                                     3,000(c)             89,250
Pulitzer                                          4,400               214,280
Reader's Digest Assn                              2,000                28,440
Sinclair Broadcast Group Cl A                     7,000                56,000
Time Warner                                      10,000(b)            163,500
Tribune                                           5,000               208,750
Walt Disney                                       7,000               157,150
Young Broadcasting Cl A                           4,000(b)             45,400
Total                                                               1,665,417

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
174   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Select Value Fund

Issuer                                            Shares              Value(a)

Multi-industry (4.2%)
Cooper Inds Cl A                                  3,000              $165,660
ITT Inds                                          1,200                94,920
Sony ADR                                          1,000(c)             34,670
Vivendi Universal ADR                             2,500(b,c)           62,175
Total                                                                 357,425

Paper & packaging (0.5%)
Greif Cl A                                        1,000                39,000

Real estate investment trust (1.2%)
Rouse                                             1,500                99,675

Retail -- general (0.9%)
CSK Auto                                          2,000(b)             23,480
Neiman Marcus Group Cl A                          1,000                53,200
Total                                                                  76,680

Retail -- grocery (0.9%)
Albertson's                                       2,000                49,160
Safeway                                           1,300(b)             26,260
Total                                                                  75,420

Utilities -- electric (3.9%)
Allegheny Energy                                  2,500(b)             36,725
Allete                                            2,000                54,120
Aquila                                           18,000(b)             53,100
Duquesne Light Holdings                           1,500                28,185
El Paso Electric                                  1,000(b)             15,340
Energy East                                       1,000                24,370
FPL Group                                           500                34,600
Northeast Utilities                               1,000                19,170
NSTAR                                             1,000                48,800
Unisource Energy                                  1,000                24,630
Total                                                                 339,040

Utilities -- telephone (3.9%)
CenturyTel                                        1,000                32,190
Citizens Communications                           5,000                63,150
Qwest Communications Intl                         7,500(b)             21,675
Sprint (FON Group)                                7,000               137,760
Telephone & Data Systems                          1,000                77,100
Total                                                                 331,875

Total common stocks
(Cost: $7,754,259)                                                 $7,662,612

Total investments in securities
(Cost: $7,754,259)(d)                                              $7,662,612

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 5.6% of net assets.

(d) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $7,754,799 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                     $ 223,960
        Unrealized depreciation                                      (316,147)
                                                                     --------
        Net unrealized depreciation                                 $ (92,187)
                                                                    ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
175   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Partners Small Cap Value Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (88.1%)
Issuer                                            Shares              Value(a)

Aerospace & defense (0.9%)
Curtiss-Wright                                   14,700              $803,355
DRS Technologies                                  6,300(b)            229,194
Ducommun                                         14,283(b)            309,513
EDO                                               8,717               228,298
MTC Technologies                                 18,504(b)            461,490
REMEC                                            13,900(b)             72,141
Total                                                               2,103,991

Airlines (1.3%)
Air France ADR                                   56,650(b,c)          863,913
AirTran Holdings                                 23,770(b)            288,806
Alaska Air Group                                 39,000(b)            918,059
America West Holdings Cl B                       62,000(b)            409,200
Continental Airlines Cl B                        28,900(b)            278,885
ExpressJet Holdings                               2,600(b)             27,950
SkyWest                                          18,300               263,337
Total                                                               3,050,150

Automotive & related (2.0%)
American Axle &
  Mfg Holdings                                   11,293               382,720
Lear                                             13,200               711,216
Lithia Motors Cl A                                9,400               199,750
Myers Inds                                        7,590                86,374
Strattec Security                                 9,900(b)            615,681
Tenneco Automotive                               13,136(b)            176,548
Visteon                                         121,800             1,136,394
Wescast Inds Cl A                                16,500(c)            457,875
Winnebago Inds                                   23,700               744,180
Total                                                               4,510,738

Banks and savings & loans (5.4%)
Alabama Natl Bancorp                              6,696               400,153
Alliance Bankshares                               4,893(b)             71,340
Bancorp Bank                                     14,733(b)            294,660
Bank of Hawaii                                   18,100               859,387
BankUnited Financial Cl A                        16,293(b)            460,766
Berkshire Hills Bancorp                           5,442               203,259
Brookline Bancorp                                18,570               281,150
Capital Corp of the West                          1,174                46,256
Cardinal Financial                               11,245(b)             98,169
Central Pacific Financial                         3,700               103,415
Citizens Banking                                 26,383               843,991
City Holding                                      4,700               147,251
Columbia Banking System                           3,885                87,762
Commercial Federal                                9,300               253,611
Community Trust Bancorp                           1,100                33,176
Corus Bankshares                                  5,200               222,924
Cullen/Frost Bankers                             12,900               580,371
Fidelity Bankshares                               9,880               356,767
First Community Bancorp                           8,801               358,289
First Financial                                   1,200                37,200
First Financial Holdings                          2,700                81,810
First Midwest Bancorp                             4,200               144,606
First Niagara Financial Group                    37,391               470,753
First Oak Brook Bancshares                        3,599               106,171
First Republic Bank                               5,800               259,782
FirstFed Financial                                2,200(b)            100,320
Flagstar Bancorp                                  4,200                90,678
Frontier Financial                                1,500                52,050
Greater Bay Bancorp                               9,100               259,077
Hanmi Financial                                   4,800               153,984
Harbor Florida Bancshares                         4,400               137,632
Hudson River Bancorp                              2,500                44,525
IBERIABANK                                        5,877               330,111
Independent Bank                                  3,800                97,964
IndyMac Bancorp                                  12,004               414,138
Interchange Financial Services                    1,825                44,348
Main Street Banks                                 8,710               243,009
Mid-State Bancshares                              4,200               102,480
Millennium Bankshares                            13,982(b)            107,661
Net.Bank                                         21,631               230,154
New Century Financial                             4,700               252,108
Pacific Continental                                 135                 2,268
PFF Bancorp                                      21,781               803,718
Placer Sierra Bancshares                          7,405(b)            144,768
Prosperity Bancshares                             4,240               109,901
Provident Bankshares                              8,600               272,362
Republic Bancorp                                 39,299               578,088
Santander BanCorp                                 2,090(c)             50,850
Southcoast Financial                              5,052(b)            116,701
Sterling Bancorp                                  6,897               193,944
Sun Bancorp                                       2,482                53,611
Texas United Bancshares                           5,133                88,796
Trustmark                                         9,500               284,810
United Community Banks                            8,210               193,756
West Coast Bancorp                                2,477                50,878
Western Sierra Bancorp                              358(b)             11,137
WSFS Financial                                    1,045                52,302
Total                                                              12,471,148

Beverages & tobacco (0.1%)
Boston Beer Cl A                                  7,700(b)            167,552
NuCo2                                             2,829(b)             50,441
Total                                                                 217,993

Broker dealers (0.2%)
Affiliated Managers Group                         6,703(b)            328,782
E*TRADE Financial                                17,200(b)            202,616
Total                                                                 531,398

Building materials & construction (2.0%)
Drew Inds                                        10,900(b)            374,960
ElkCorp                                           6,797               169,993
Florida Rock Inds                                23,550             1,071,525
Insituform Technologies Cl A                     44,800(b)            796,992
Simpson Mfg                                      19,300             1,090,450
Standard Pacific                                  5,303               267,642
Texas Inds                                        2,989               130,918
Tredegar                                          9,400               162,808
Universal Forest Products                        10,875               325,054
USG                                               8,100(b)            142,398
Total                                                               4,532,740

Cable (0.1%)
Insight Communications                            6,900(b)             60,996
LodgeNet Entertainment                            9,700(b)            141,232
Total                                                                 202,228

Cellular telecommunications (0.1%)
Price Communications                             14,000(b)            210,280

Chemicals (1.5%)
A Schulman                                        8,200               164,492
Agrium                                           40,257(c)            625,996
Albemarle                                        19,221               639,290
Compass Minerals Intl                             4,800               103,056
FMC                                               1,000(b)             46,230
Fuller (HB)                                       4,201               110,612
Minerals Technologies                             5,981               335,953
NL Inds                                           3,600                52,056
OM Group                                          7,300(b)            248,565
Penford                                           3,018                51,427
PolyOne                                         136,200(b)            967,021
Total                                                               3,344,698

Computer hardware (0.7%)
Adaptec                                          31,300(b)            218,474
Agilysys                                          7,800               121,524
Black Box                                        12,300               445,752
Hutchinson Technology                            24,315(b)            591,341
Varian                                            3,335(b)            131,132
Total                                                               1,508,223

Computer software & services (4.9%)
Autobytel                                        20,064(b)            141,251
Brooktrout                                       29,100(b)            248,514
Citadel Security Software                        18,371(b)             38,212
EarthLink                                        22,800(b)            228,228
eFunds                                           60,300(b)            895,455
Intergraph                                        8,900(b)            230,866
InterVideo                                       41,200(b)            498,520
iPass                                            11,300(b)             70,625
Keynote Systems                                   6,000(b)             80,760
Lionbridge Technologies                          88,809(b)            707,808
MAXIMUS                                          21,200(b)            616,708
Mentor Graphics                                  92,000(b)          1,006,479
NDCHealth                                         8,062               110,691
Neoware Systems                                  52,100(b)            414,195
NetIQ                                            19,585(b)            188,408
OPNET Technologies                               25,688(b)            233,504
PEC Solutions                                     7,100(b)             74,763
Perot Systems Cl A                               77,200(b)          1,027,531
Pervasive Software                               45,800(b)            274,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
176   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund

Issuer                                            Shares              Value(a)

Computer software & services (cont.)
PLATO Learning                                   19,000(b)           $155,800
PRG-Schultz Intl                                 47,334(b)            268,384
Progress Software                                 7,900(b)            159,106
Reynolds & Reynolds Cl A                         31,600               776,412
Rimage                                           27,100(b)            357,720
SM&A                                             34,400(b)            226,696
SPSS                                             11,600(b)            160,080
Sybase                                           44,700(b)            595,851
Take-Two Interactive Software                    11,751(b)            384,845
THQ                                               1,300(b)             24,687
Transaction Systems
  Architects Cl A                                34,400(b)            586,176
Tumbleweed Communications                        21,696(b)             45,562
Tyler Technologies                               14,500(b)            131,950
Ulticom                                           6,000(b)             57,360
VitalWorks                                       41,400(b)            157,734
Total                                                              11,175,681

Electronics (3.0%)
Artisan Components                                3,158(b)             87,003
Audiovox Cl A                                    40,000(b)            650,001
Benchmark Electronics                             6,300(b)            181,188
Candela                                           6,292(b)             62,794
CEVA                                             13,000(b)             92,950
CTS                                               2,300                26,220
Entegris                                         42,500(b)            338,300
ESS Technology                                   58,900(b)            401,698
Fairchild Semiconductor Intl                     16,200(b)            199,746
Franklin Electric                                 5,972               234,401
GrafTech Intl                                    48,777(b)            519,963
KEMET                                            47,100(b)            408,357
LoJack                                            2,528(b)             26,443
LSI Indus                                         3,600                34,380
Methode Electronics                               8,258               108,840
Molecular Devices                                 7,900(b)            181,700
Nu Horizons Electronics                          51,900(b)            329,565
OmniVision Technologies                          10,100(b)            105,343
Park Electrochemical                              8,800               194,920
Photronics                                        9,500(b)            136,325
Power Integrations                                6,243(b)            125,359
ScanSource                                        4,857(b)            291,614
SYNNEX                                            6,900(b)            109,641
Tessera Technologies                             14,368(b)            280,032
Thomas & Betts                                    9,100               223,860
TriQuint Semiconductor                           55,500(b)            210,900
TTM Technologies                                 10,500(b)             99,015
Universal Electronics                            22,800(b)            368,676
Viisage Technology                               35,069(b)            227,598
Vishay Intertechnology                           44,500(b)            567,375
Total                                                               6,824,207

Energy (3.7%)
Chesapeake Energy                                53,000               748,890
Encore Acquisition                               33,900(b)            945,810
Forest Oil                                        3,000(b)             78,150
Frontier Oil                                     16,679               340,585
Houston Exploration                              20,800(b)          1,068,080
Magum Hunter Resources                           20,800(b)            211,952
Murphy Oil                                       11,400               860,814
Parallel Petroleum                                9,735(b)             48,286
Patina Oil & Gas                                 17,309               463,362
Petroleum Development                             2,396(b)             74,348
Remington Oil & Gas                              31,800(b)            787,368
South Jersey Inds                                 3,060               138,312
St. Mary Land & Exploration                      23,300               812,937
Swift Energy                                     10,600(b)            215,710
Tesoro Petroleum                                  9,300(b)            220,224
TETRA Technologies                               26,750(b)            723,588
USEC                                             67,000               570,840
Whiting Petroleum                                 8,027(b)            189,517
Total                                                               8,498,773

Energy equipment & services (3.2%)
Cimarex Energy                                   30,226(b)            904,664
Energy Partners                                  15,300(b)            233,937
Ensign Resource
  Service Group                                  52,900(c)            830,152
Gulf Island Fabrication                           5,800               115,768
Harvest Natl Resources                           17,200(b)            228,416
Hydril                                            3,063(b)            109,502
Offshore Logistics                                3,300(b)             98,340
Oil States Intl                                  37,700(b)            606,970
Patterson-UTI Energy                             13,600               235,552
Range Resources                                  70,041             1,050,615
RPC                                              29,200               442,380
SEACOR Holdings                                  23,700(b)          1,023,129
Trican Well Service                               3,300(b,c)          105,584
Unit                                             37,900(b)          1,190,060
W-H Energy Services                               2,651(b)             50,157
Willbros Group                                    7,031(b,c)           98,434
Total                                                               7,323,660

Engineering & construction (0.7%)
Avatar Holdings                                     800(b)             34,632
Dycom Inds                                       18,400(b)            473,248
Infrasource Services                             10,929(b)             97,377
Keith Companies                                  32,400(b)            473,364
Lennox Intl                                      11,207               182,226
Modtech Holdings                                 24,200(b)            176,902
Washington Group Intl                             6,000(b)            211,080
Total                                                               1,648,829

Environmental services (0.1%)
TRC Companies                                     5,901(b)            102,972
Waste Connections                                 8,018(b)            235,329
Total                                                                 338,301

Finance companies (0.5%)
Accredited Home
  Lenders Holding                                19,516(b)            776,151
Financial Federal                                11,688(b)            388,743
First Financial Bancorp                           3,600                64,800
Total                                                               1,229,694

Financial services (0.7%)
Advanta Cl B                                      3,100                72,850
Charter Municipal
  Mtge Acceptance                                 7,400               156,436
Cohen & Steers                                    7,400(b)            110,260
CompuCredit                                      10,200(b)            191,862
Delphi Financial Group Cl A                       5,600               220,192
Irwin Financial                                  14,063               361,841
Jones Lang LaSalle                                6,400(b)            208,960
Knight Trading Group Cl A                        31,380(b)            284,303
Resource America Cl A                             3,200                70,400
Total                                                               1,677,104

Food (1.1%)
American Italian Pasta Cl A                      30,560               826,648
Chiquita Brands Intl                             11,200(b)            211,008
CoolBrands Intl                                  21,700(b,c)          167,788
CoolBrands Intl - Sub Vtg                        11,800(b,c)           90,907
Flowers Foods                                     4,700               118,769
Hain Celestial Group                              7,772(b)            136,399
Nash Finch                                        1,800                53,154
Sensient Technologies                            43,044               903,923
Total                                                               2,508,596

Furniture & appliances (1.6%)
Aaron Rents                                      24,242               497,931
American Woodmark                                 9,594               664,097
Ethan Allen Interiors                             8,600               307,364
Hooker Furniture                                 13,800               365,976
Natuzzi ADR                                      64,000(c)            597,760
Select Comfort                                   11,640(b)            184,843
Stanley Furniture                                14,600               589,548
Thomas Inds                                      16,300               501,225
Total                                                               3,708,744

Health care products (3.6%)
Abaxis                                            3,861(b)             58,108
Antigenics                                       45,800(b)            288,998
Atrion                                              500                23,000
Bruker BioSciences                               22,300(b)             79,611
Cell Therapeutics                                14,133(b)             80,134
CNS                                              40,100               407,015
Conceptus                                        10,132(b)             93,518
D & K Healthcare Resources                        2,103                22,397
Endo Pharmaceuticals
  Holdings                                       35,100(b)            595,296
Enzon Pharmaceuticals                            18,700(b)            260,304
Haemonetics                                      34,800(b)          1,100,377
Hi-Tech Pharmacal                                11,000(b)            155,100
Kos Pharmaceuticals                               5,293(b)            193,353
Lexicon Genetics                                 44,300(b)            268,015

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
177   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund

Issuer                                            Shares              Value(a)

Health care products (cont.)
Myriad Genetics                                  36,800(b)           $597,264
Nabi Biopharmaceuticals                           4,671(b)             54,557
Neose Technologies                                4,760(b)             34,367
Nutraceutical Intl                               39,100(b)            550,137
Perrigo                                          47,500               932,900
PSS World Medical                                19,795(b)            213,588
Renovis                                           6,521(b)             52,820
Sola Intl                                        43,000(b)            829,900
Theragenics                                     100,400(b)            376,500
ThermoGenesis                                    28,025(b)            109,858
Thoratec                                          3,400(b)             33,388
United Therapeutics                               7,186(b)            213,496
Utah Medical Products                             7,100               131,492
Viasys Healthcare                                24,300(b)            353,565
Vital Signs                                       7,800               236,496
Total                                                               8,345,554

Health care services (3.7%)
Albany Molecular Research                        15,200(b)            158,688
Allscripts Healthcare
  Solutions                                      26,200(b)            170,300
American Medical
  Security Group                                 13,700(b)            308,798
Applera - Celera
  Genomics Group                                 41,600(b)            448,032
Centene                                          22,050(b)            871,857
Covance                                          15,000(b)            561,750
Cross Country Healthcare                         41,400(b)            613,962
First Health Group                                3,200(b)             48,800
Genesis HealthCare                               44,500(b)          1,383,504
Gentiva Health Services                          13,500(b)            208,980
Healthcare Services Group                        33,250               591,850
Horizon Health                                   29,000(b)            609,870
Inveresk Research Group                           8,406(b)            298,497
Lifeline Systems                                  2,467(b)             55,039
Molina Healthcare                                13,100(b)            434,920
Option Care                                       1,000                15,730
Owens & Minor                                     5,300               129,850
PAREXEL Intl                                      6,870(b)            132,248
Pediatric Services of America                    13,800(b)            100,326
Province Healthcare                              12,600(b)            246,204
Psychiatric Solutions                             2,888(b)             63,276
Radiologix                                       50,212(b)            195,827
Symbion                                           5,089(b)             82,289
US Physical Therapy                              44,000(b)            559,240
United Surgical Partners Intl                     6,401(b)            231,140
Total                                                               8,520,977

Home building (0.5%)
Beazer Homes USA                                  5,576               544,496
Monaco Coach                                     11,385               244,664
Skyline                                           1,400                53,480
WCI Communities                                   9,290(b)            222,774
Total                                                               1,065,414

Household products (1.6%)
CSS Indus                                         1,800                54,396
Elizabeth Arden                                  20,874(b)            429,796
Helen of Troy                                     5,990(b,c)          161,730
JAKKS Pacific                                    13,912(b)            272,397
Jarden                                           11,099(b)            336,189
Nature's Sunshine Products                        2,000                29,580
Nu Skin Enterprises Cl A                         51,000             1,316,819
Oneida                                           20,550(b)             30,620
Rayovac                                           3,300(b)             75,867
Tupperware                                       13,300               227,031
Yankee Candle                                    23,100(b)            626,241
Total                                                               3,560,666

Industrial services (0.1%)
Watsco                                            9,000               261,720

Industrial transportation (2.7%)
Arkansas Best                                     6,300               217,035
ArvinMeritor                                     11,159               213,137
Covenant Transport Cl A                          23,300(b)            454,350
GATX                                              9,200               248,124
Heartland Express                                11,047               193,764
JB Hunt Transport Services                       15,200               515,280
Kirby                                            28,500(b)          1,012,890
Landstar System                                   3,776(b)            198,164
OMI                                              38,155               485,332
Overseas Shipbuilding Group                       4,600               197,800
SCS Transportation                               13,544(b)            251,377
Sea Containers Cl A                              61,000(c)            963,800
Swift Transportation                             10,400(b)            189,072
Wabash Natl                                      34,909(b)            926,136
Total                                                               6,066,261

Insurance (6.4%)
Alleghany                                           714(b)            185,647
American Natl Insurance                          11,000             1,045,000
American Physicians Capital                       1,200(b)             32,976
AMERIGROUP                                       11,200(b)            575,008
AmerUs Group                                     12,500               498,250
Arch Capital Group                                3,100(b,c)          113,460
Argonaut Group                                   18,300(b)            335,622
Aspen Insurance Holdings                         21,100(c)            497,960
Assured Guaranty                                 97,000(c)          1,554,909
CNA Surety                                       49,300(b)            512,720
Commerce Group                                    5,100               244,545
Donegal Group Cl A                                4,394                86,122
Erie Indemnity Cl A                               7,700               382,998
FBL Financial Group Cl A                         37,000               956,450
Hooper Holmes                                    76,700               314,470
Hub Intl                                         10,547(c)            184,678
Infinity Property & Casualty                      8,800               241,296
Navigators Group                                  5,496(b)            160,703
NYMAGIC                                           4,598               106,306
Ohio Casualty                                    14,400(b)            290,160
Phoenix Companies                                91,483               963,316
ProAssurance                                     31,456(b)          1,061,955
ProCentury                                       20,046               200,861
PXRE Group                                       26,794(c)            622,693
Reinsurance Group
  of America                                      8,700               346,695
RLI                                              18,924               699,999
Scottish Re Group                                31,600(c)            671,184
StanCorp Financial Group                          5,249               380,553
UICI                                             10,900               303,129
United Fire & Casualty                            7,400               448,440
Universal American Financial                     54,700(b)            624,127
Total                                                              14,642,232

Investment companies (1.2%)
Apollo Investment                                14,737(b)            206,760
iShares Russell 2000 Value
  Index Fund                                     16,000             2,653,600
Total                                                               2,860,360

Leisure time & entertainment (2.7%)
Acclaim Entertainment                            81,810(b)              3,681
Arctic Cat                                       25,100               655,612
Argosy Gaming                                     9,442(b)            315,646
Brunswick                                        24,300               955,233
Callaway Golf                                    49,000               592,410
Carmike Cinemas                                   2,400                81,600
Coachmen Inds                                     1,800                28,044
Handleman                                         7,700               162,470
Head ADR                                        139,000(b,c)          368,350
K2                                               13,889(b)            183,890
Multimedia Games                                 33,000(b)            476,520
Radica Games                                     30,100(c)            263,074
RC2                                              35,755(b)          1,130,216
Steiner Leisure                                  10,100(b,c)          215,837
Thor Inds                                        15,400               394,548
Topps                                            26,700               250,179
Total                                                               6,077,310

Lodging & gaming (2.0%)
Ameristar Casinos                                 4,500               122,535
Dover Downs Gaming
  & Entertainment                                55,400               571,174
Kerzner Intl                                     23,100(b,c)        1,030,953
La Quinta                                        26,700(b)            209,328
Lodgian                                         140,000             1,458,800
Prime Hospitality                               102,700(b)          1,234,454
Total                                                               4,627,244

Machinery (3.7%)
Alamo Group                                       2,600                44,174
Blyth                                            19,400               582,194
Flowserve                                        42,000(b)            963,480
Gardner Denver                                    9,000(b)            249,570
Harsco                                           26,579             1,192,866
IDEX                                             29,600               909,312
Joy Global                                        7,900               239,449
Kaydon                                           29,800               848,108
Key Technology                                   22,100(b)            243,100

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
178   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund

Issuer                                            Shares              Value(a)

Machinery (cont.)
Lincoln Electric Holdings                        25,800              $775,548
Lindsay Mfg                                       2,543                63,473
Lydall                                           34,065(b)            357,342
Regal Beloit                                      6,400               141,184
Semitool                                         55,600(b)            424,784
Tennant                                           1,000                40,250
Terex                                            38,975(b)          1,408,166
Total                                                               8,483,000

Media (1.0%)
ADVO                                              8,300               245,514
American Greetings Cl A                          11,900(b)            286,433
Courier                                           5,500               221,540
Entravision
  Communications Cl A                            20,700(b)            167,670
Gray Television                                   8,900               122,286
John H Harland                                    7,800               229,242
Journal Register                                 11,226(b)            213,968
Regent Communications                            38,915(b)            224,150
Saga Communications Cl A                          4,876(b)             87,524
Valassis Communications                          13,300(b)            375,858
Total                                                               2,174,185

Metals (2.4%)
Apex Silver Mines                                16,100(b,c)          318,780
Century Aluminum                                 24,200(b)            599,676
Commercial Metals                                18,079               632,403
Eldorado Gold                                    96,700(b,c)          260,123
Gibraltar Steel                                  26,000               832,780
Goldcorp                                         34,300(c)            441,098
IPSCO                                             6,000(c)            147,600
Maverick Tube                                    19,148(b)            567,164
Mueller Inds                                     11,482               451,128
NS Group                                         10,400               156,000
Reliance Steel & Aluminum                         6,000               227,640
RTI Intl Metals                                  29,900(b)            445,211
Schnitzer Steel Inds Cl A                         2,521                70,840
Steel Dynamics                                    7,900               247,744
Steel Technologies                                4,900                98,441
Total                                                               5,496,628

Miscellaneous (--%)
California Water Service Group                    2,000                56,900

Multi-industry (2.0%)
Actuant Cl A                                     10,991(b)            415,899
AMN Healthcare Services                          23,427(b)            270,816
Anixter Intl                                      7,100               250,417
Baldor Electric                                   4,213                93,529
Brady Cl A                                       22,000               968,660
FTI Consulting                                   38,700(b)            691,956
ITT Educational Services                          6,736(b)            232,864
Lancaster Colony                                  7,000               288,960
Medical Staffing
  Network Holdings                               27,927(b)            184,039
On Assignment                                     8,000(b)             37,120
SOURCECORP                                       11,700(b)            259,155
Woodward Governor                                13,500               793,800
Total                                                               4,487,215

Paper & packaging (1.1%)
Caraustar Inds                                   61,600(b)            977,592
Chesapeake                                       41,100               936,669
Louisiana-Pacific                                10,100               249,066
Potlatch                                          6,500               278,850
Silgan Holdings                                   2,900               129,775
Wausau-Mosinee Paper                              3,557                55,703
Total                                                               2,627,655

Precious metals (1.4%)
Agnico-Eagle Mines                               20,100(c)            273,561
Glamis Gold                                      42,200(b,c)          702,208
Golden Star Resources                            95,700(b)            442,134
Hecla Mining                                    116,300(b)            695,474
Meridian Gold                                    58,700(b,c)          770,144
Minefinders                                      41,700(b,c)          280,224
Total                                                               3,163,745

Real estate (1.0%)
MI Developments Cl A                             68,000(c)          1,577,601
Wellsford Real Properties                        50,300(b)            744,440
Total                                                               2,322,041

Real estate investment trust (3.6%)
Acadia Realty Trust                              10,828               158,630
Affordable Residential
  Communities                                     5,945                92,148
Agree Realty                                      5,722               156,726
Amli Residential
  Properties Trust                                7,400               230,140
Bedford Property Investors                        1,100                33,990
BioMed Realty Trust                               7,209(b)            127,960
Brandywine Realty Trust                           6,854               202,878
Capital Automotive                               11,605               358,246
Capital Trust Cl A                                1,100                29,645
Catellus Development                              6,734               183,636
Commercial Net Lease Realty                      18,204               324,941
Correctional Properties Trust                    13,994               374,340
CRT Properties                                    7,500               167,400
Entertainment Properties Trust                   11,887               443,979
Equity One                                       11,100               220,002
FelCor Lodging Trust                             22,200(b)            259,962
Gables Residential Trust                          3,372               112,153
Getty Realty                                      2,300                57,753
Impac Mtge Holdings                               7,700               198,737
Innkeepers USA Trust                             13,000               150,020
Investors Real Estate Trust                       4,200                42,210
LaSalle Hotel Properties                         10,230               288,895
Lexington Corporate
  Properties Trust                               15,508               328,149
LTC Properties                                    8,700               155,904
MFA Mtge Investments                             27,836               259,153
Mission West Properties                           7,423                74,824
Natl Health Investors                             5,900               170,156
OMEGA Healthcare Investors                       16,400               167,280
Parkway Properties                               11,526               544,604
Post Properties                                   3,893               118,347
Prentiss Properties Trust                        11,082               406,820
PS Business Parks                                 2,700               107,325
RAIT Investment Trust                            17,937               482,505
Redwood Trust                                     2,700               159,462
Senior Housing
  Properties Trust                               13,200               231,000
Summit Properties                                22,745               617,754
U.S. Restaurant Properties                        9,600               159,552
Urstadt Biddle Cl A                               2,900                43,848
Total                                                               8,241,074

Restaurants (1.3%)
Bob Evans Farms                                  14,400               360,576
Buca                                             31,107(b)            147,758
California Pizza Kitchen                         16,984(b)            324,225
CBRL Group                                       13,600               433,568
CEC Entertainment                                15,550(b)            523,569
Jack in the Box                                   8,500(b)            240,040
Landry's Restaurants                              5,300               140,291
Ryan's Restaurant Group                          47,200(b)            648,527
Total Entertainment Restaurant                   17,101(b)            169,471
Total                                                               2,988,025

Retail -- drugstores (0.1%)
Longs Drug Stores                                 5,200               126,256

Retail -- general (6.3%)
Advance Auto Parts                               18,300(b)            678,198
AnnTaylor Stores                                  3,650(b)             88,221
Big Lots                                         44,300(b)            540,017
BJ's Wholesale Club                               8,100(b)            205,092
Brookstone                                       63,786(b)          1,004,630
Buckle                                           27,400               711,030
Cato Cl A                                        24,900               526,635
Cost Plus                                        10,900(b)            373,434
Deb Shops                                        14,900               340,480
Department 56                                    27,800(b)            431,734
Dillard's Cl A                                   76,000             1,444,000
Dollar General                                   30,000               591,000
Dress Barn                                       28,200(b)            467,274
Electronics Boutique Holdings                    19,000(b)            580,070
Finish Line Cl A                                  2,300                66,723
Fossil                                           33,147(b)            951,650
Gymboree                                         39,662(b)            575,496
Hughes Supply                                    11,627               704,480
Jo-Ann Stores                                     2,500(b)             66,500
Kirkland's                                       12,500(b)             96,250
Linens `N Things                                 31,051(b)            778,759
MarineMax                                         2,882(b)             56,487
Men's Wearhouse                                  40,800(b)          1,142,400
Pier 1 Imports                                   30,600               530,910
School Specialty                                  6,532(b)            231,559
Sharper Image                                     4,718(b)             84,688
Sonic Automotive                                  4,900               101,920
Stage Stores                                      4,600(b)            146,924
Too                                               4,940(b)             77,311
United Auto Group                                 6,200               150,226
Weis Markets                                     15,000               502,800
Zale                                              6,294(b)            161,252
Total                                                              14,408,150

Retail -- grocery (--%)
Pathmark Stores                                  13,700(b)             96,996

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
179   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund

Issuer                                            Shares              Value(a)

Telecom equipment & services (1.2%)
C-COR                                             9,500(b)            $74,670
Catapult Communications                          13,600(b)            325,040
CommScope                                         7,500(b)            149,025
Digi Intl                                         8,600(b)             96,750
Ditech Communications                            22,386(b)            481,747
EFJ                                              15,810(b)             92,014
Orbital Sciences                                 14,600(b)            155,782
Sycamore Networks                                37,300(b)            142,113
West                                             49,832(b)          1,284,669
Total                                                               2,801,810

Textiles & apparel (1.6%)
Charlotte Russe Holdings                          9,738(b)            139,156
Cutter & Buck                                    21,500               234,780
Genesco                                           6,000(b)            135,180
K-Swiss Cl A                                     35,447               691,570
Kellwood                                          9,640               351,860
Madden (Steven)                                  31,600(b)            576,700
Oakley                                           26,800               307,396
Oshkosh B'Gosh Cl A                               3,207                65,327
Polo Ralph Lauren                                18,000               657,540
Stride Rite                                      40,600               401,128
Tropical Sportswear Intl                         25,677(b)             31,583
Wolverine World Wide                              2,700                65,124
Total                                                               3,657,344

Utilities -- electric (1.8%)
Avista                                           12,009               214,721
Central Vermont
  Public Service                                  3,807                80,137
CH Energy Group                                   4,000               182,440
CMS Energy                                       19,700(b)            189,120
El Paso Electric                                 30,644(b)            470,079
Empire District Electric                            945                19,287
MGE Energy                                          370                11,833
PNM Resources                                    15,344               327,901
Reliant Energy                                  151,000(b)          1,503,961
Sierra Pacific Resources                        100,000(b)            860,000
Westar Energy                                     9,032               189,672
Total                                                               4,049,151

Utilities -- natural gas (1.2%)
AGL Resources                                     5,563               169,616
Atmos Energy                                     14,420               364,682
Energen                                           3,550               168,412
Northwest Natural Gas                            16,977               523,401
Piedmont Natural Gas                              8,433               365,992
Southern Union                                   12,496(b)            233,549
Southwest Gas                                     8,100               191,160
Syntel                                           19,900               303,873
WGL Holdings                                     11,669               334,317
Total                                                               2,655,002

Utilities -- telephone (0.1%)
Cincinnati Bell                                  48,116(b)            173,699
CT Communications                                 4,100                56,457
Total                                                                 230,156

Total common stocks
(Cost: $187,681,774)                                             $201,710,247

Preferred stock & other (0.1%)
Issuer                                            Shares              Value(a)

Air France ADR
  Warrants                                       51,500(b,c)          $53,045
United Fire & Casualty Insurance
  6.38% Cv Series A                               4,500               170,190

Total preferred stock & other
(Cost: $113,500)                                                     $223,235

Short-term securities (10.9%)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

Commercial paper
Citigroup Global Markets Holdings
   09-01-04               1.58%              $9,600,000            $9,599,579
Household Finance
   09-01-04               1.58               10,300,000            10,299,548
Old Line Funding
   10-06-04               1.58                5,000,000             4,992,100

Total short-term securities
(Cost: $24,892,319)                                               $24,891,227

Total investments in securities
(Cost: $212,687,593)(d)                                          $226,824,709

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 6.7% of net assets.

(d) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $213,347,994 and the aggregate gross unrealized appreciation and depreciation based on that cost was: Unrealized appreciation $21,691,329 Unrealized depreciation (8,214,614) Net unrealized appreciation $13,476,715

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
180   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - S&P 500 Index Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (97.7%)
Issuer                                            Shares              Value(a)

Aerospace & defense (2.1%)
Boeing                                           22,596(d)         $1,179,963
General Dynamics                                  5,336               521,007
Goodrich                                          3,148                99,980
Honeywell Intl                                   23,017(d)            828,152
Lockheed Martin                                  12,024               646,651
Northrop Grumman                                  9,630               497,390
Raytheon                                         11,993               416,517
Rockwell Automation                               4,984               194,376
Rockwell Collins                                  4,752               163,421
United Technologies                              13,776             1,293,704
Total                                                               5,841,161

Airlines (0.1%)
Delta Air Lines                                   3,334(b)             13,469
Southwest Airlines                               21,174               313,799
Total                                                                 327,268

Automotive & related (1.0%)
AutoNation                                        7,160(b)            117,710
Cooper Tire & Rubber                              1,984                44,918
Cummins                                           1,153                77,585
Dana                                              3,989                75,272
Delphi                                           15,013               137,519
Eaton                                             4,032               243,331
Ford Motor                                       49,057               692,195
General Motors                                   15,132               625,103
Genuine Parts                                     4,676               177,267
Goodyear Tire & Rubber                            4,695(b)             51,551
Johnson Controls                                  5,096               286,905
Navistar Intl                                     1,869(b)             66,873
PACCAR                                            4,705               283,194
Snap-On                                           1,561                49,593
Visteon                                           3,469                32,366
Total                                                               2,961,382

Banks and savings & loans (7.0%)
AmSouth Bancorporation                            9,438               245,860
Bank of America                                 109,274(d)          4,915,146
Bank of New York                                 20,834               620,853
BB&T                                             15,035               601,250
Comerica                                          4,647               279,517
Fifth Third Bancorp                              15,086               751,434
First Horizon Natl                                3,326               151,233
Golden West Financial                             4,088               442,444
Huntington Bancshares                             6,152               151,770
KeyCorp                                          10,995               344,693
M&T Bank                                          3,180               302,036
Marshall & Ilsley                                 5,950               238,476
Mellon Financial                                 11,370               328,138
Natl City                                        18,155               686,077
North Fork Bancorporation                         4,631               194,224
Northern Trust                                    5,907               254,296
PNC Financial Services Group                      7,554               405,423
Regions Financial                                12,353               398,878
SouthTrust                                        8,838               365,451
Sovereign Bancorp                                 9,176               200,587
State Street                                      9,002               406,350
SunTrust Banks                                    7,569               515,449
Synovus Financial                                 8,167               207,442
US Bancorp                                       50,789             1,498,276
Wachovia                                         35,230             1,652,639
Washington Mutual                                23,173               899,808
Wells Fargo                                      45,223             2,656,852
Zions Bancorp                                     2,398               149,347
Total                                                              19,863,949

Beverages & tobacco (3.7%)
Altria Group                                     54,951             2,689,851
Anheuser-Busch Companies                         21,547             1,137,682
Brown-Forman Cl B                                 3,254               154,532
Coca-Cola                                        65,264             2,917,954
Coca-Cola Enterprises                            12,600               260,190
Coors (Adolph) Cl B                               1,000                68,490
Fortune Brands                                    3,919               286,675
Pepsi Bottling Group                              6,904               184,958
PepsiCo                                          45,738             2,286,900
Reynolds American                                 4,015               303,133
UST                                               4,435               177,932
Total                                                              10,468,297

Broker dealers (2.9%)
Bear Stearns Companies                            2,807               246,791
Charles Schwab                                   36,576               345,643
E*TRADE Financial                                 9,790(b)            115,326
Franklin Resources                                6,695               356,643
JP Morgan Chase                                  95,485             3,779,297
Lehman Brothers Holdings                          7,424               548,559
Merrill Lynch & Co                               25,747             1,314,899
Morgan Stanley                                   29,457             1,494,354
Total                                                               8,201,512

Building materials & construction (0.4%)
American Standard                                 5,767(b)            216,897
Fluor                                             2,229                95,290
Louisiana-Pacific                                 2,920                72,007
Masco                                            11,739               377,174
Plum Creek Timber                                 4,909               162,193
Sherwin-Williams                                  3,837               158,468
Temple-Inland                                     1,485               101,396
Total                                                               1,183,425

Cable (0.6%)
Comcast Cl A                                     60,088(b)          1,692,679

Cellular telecommunications (0.6%)
AT&T Wireless Services                           73,087(b)          1,068,532
Nextel Communications Cl A                       29,739(b)            689,647
Total                                                               1,758,179

Chemicals (1.4%)
Air Products & Chemicals                          6,095               319,256
Dow Chemical                                     25,083             1,073,803
Eastman Chemical                                  2,077                96,643
Ecolab                                            6,884               205,969
EI du Pont de Nemours                            26,802             1,132,652
Engelhard                                         3,327                94,054
Great Lakes Chemical                              1,355                35,393
Hercules                                          2,945(b)             40,405
Pall                                              3,357                81,777
PPG Inds                                          4,593               274,524
Praxair                                           8,708               353,371
Rohm & Haas                                       6,009               243,545
Sigma-Aldrich                                     1,848               105,872
Total                                                               4,057,264

Computer hardware (3.3%)
Apple Computer                                   10,187(b)            351,350
Cisco Systems                                   181,186(b)          3,399,050
Dell                                             67,611(b)          2,355,567
EMC                                              65,486(b)            705,284
Gateway                                           9,977(b)             43,799
Hewlett-Packard                                  81,713             1,461,846
Lexmark Intl Cl A                                 3,481(b)            307,894
Network Appliance                                 9,309(b)            186,832
NVIDIA                                            4,451(b)             55,459
Sun Microsystems                                 89,131(b)            342,263
Total                                                               9,209,344

Computer software & services (6.9%)
Adobe Systems                                     6,393               293,247
Affiliated Computer
  Services Cl A                                   3,650(b)            198,305
Autodesk                                          3,046               135,273
Automatic Data Processing                        15,822               629,241
BMC Software                                      5,971(b)             89,386
Citrix Systems                                    4,565(b)             72,629
Computer Associates Intl                         15,672               379,576
Computer Sciences                                 5,024(b)            232,862
Compuware                                        10,344(b)             46,858
Comverse Technology                               5,238(b)             91,717
Convergys                                         3,837(b)             53,334
Deluxe                                            1,338                57,159
Electronic Arts                                   8,114(b)            403,915
Electronic Data Systems                          13,730               263,891
Equifax                                           3,670                89,548
First Data                                       23,376               987,636
Fiserv                                            5,221(b)            181,586
Intl Business Machines                           45,158(d)          3,824,431
Intuit                                            5,136(b)            217,201
Mercury Interactive                               2,467(b)             85,136
Microsoft                                       289,264(d)          7,896,908
NCR                                               2,532(b)            111,838
Novell                                           10,364(b)             61,148
Oracle                                          139,210(b)          1,387,924

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
181   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                            Shares              Value(a)

Computer software & services (cont.)
Parametric Technology                             7,183(b)            $34,981
Paychex                                          10,119               300,231
PeopleSoft                                        9,775(b)            170,085
QLogic                                            2,494(b)             65,118
SABRE Holdings Cl A                               3,726                85,698
Siebel Systems                                   13,464(b)            102,461
SunGard Data Systems                              7,772(b)            178,756
Symantec                                          8,360(b)            400,946
Unisys                                            8,933(b)             89,687
VERITAS Software                                 11,568(b)            193,417
Total                                                              19,412,129

Electronics (3.3%)
Advanced Micro Devices                            9,470(b)            108,242
Agilent Technologies                             12,903(b)            264,512
Altera                                           10,029(b)            189,749
American Power Conversion                         5,367                90,166
Analog Devices                                   10,073               349,735
Applied Materials                                45,176(b)            717,847
Applied Micro Circuits                            8,358(b)             27,999
Broadcom Cl A                                     8,414(b)            228,356
Intel                                           173,317             3,689,918
Jabil Circuit                                     5,375(b)            110,886
KLA-Tencor                                        5,263(b)            196,626
Linear Technology                                 8,288               296,462
LSI Logic                                        10,239(b)             49,454
Maxim Integrated Products                         8,635               375,018
Micron Technology                                16,359(b)            188,292
Millipore                                         1,320(b)             66,396
Molex                                             5,083               146,746
Natl Semiconductor                                9,618(b)            128,208
Novellus Systems                                  3,960(b)             96,743
PMC-Sierra                                        4,734(b)             44,216
Power-One                                         2,243(b)             16,845
Sanmina-SCI                                      13,958(b)             96,589
Solectron                                        25,760(b)            132,922
Symbol Technologies                               6,282                81,038
Tektronix                                         2,263                64,654
Teradyne                                          5,194(b)             66,847
Texas Instruments                                46,383               906,323
Xerox                                            21,440(b)            287,939
Xilinx                                            9,301               255,126
Total                                                               9,273,854

Energy (5.7%)
Amerada Hess                                      2,414               194,327
Anadarko Petroleum                                6,747               399,557
Apache                                            8,714               389,429
Ashland                                           1,889                97,151
Burlington Resources                             10,632               385,197
ChevronTexaco                                    28,672             2,795,519
ConocoPhillips                                   18,379             1,367,949
Devon Energy                                      6,423               416,275
EOG Resources                                     3,124               180,473
Exxon Mobil                                     175,248             8,078,932
Kerr-McGee                                        4,011               211,701
Marathon Oil                                      9,255               335,679
Occidental Petroleum                             10,481               541,344
Sunoco                                            2,023               124,415
Unocal                                            7,067               263,882
Valero Energy                                     3,450               227,804
Total                                                              16,009,634

Energy equipment & services (0.9%)
Baker Hughes                                      8,921               350,863
BJ Services                                       4,314(b)            207,288
Halliburton                                      11,797               344,118
Nabors Inds                                       3,985(b,c)          175,739
Noble                                             3,612(b)            145,275
Rowan Companies                                   2,830(b)             68,826
Schlumberger                                     15,786               975,574
Transocean                                        8,599(b)            263,989
Total                                                               2,531,672

Environmental services (0.2%)
Allied Waste Inds                                 8,502(b)             87,060
Waste Management                                 15,560               432,413
Total                                                                 519,473

Finance companies (2.3%)
Citigroup                                       138,581             6,455,103
MGIC Investment                                   2,643               180,438
Total                                                               6,635,541

Financial services (3.3%)
American Express                                 34,244             1,712,885
Capital One Financial                             6,420               435,019
Countrywide Financial                            14,966               532,041
Fannie Mae                                       25,973             1,933,690
Federated Investors Cl B                          2,900                83,665
Freddie Mac                                      18,444             1,237,961
Goldman Sachs Group                              12,935             1,159,623
H&R Block                                         4,691               226,388
Janus Capital Group                               6,413                88,115
MBNA                                             34,238               826,505
Moody's                                           4,015               275,268
Providian Financial                               7,804(b)            112,690
SLM                                              11,767               459,148
T Rowe Price Group                                3,390               167,907
Total                                                               9,250,905

Food (1.4%)
Archer-Daniels-Midland                           17,415               278,118
Campbell Soup                                    11,014               285,923
ConAgra Foods                                    14,162               371,044
General Mills                                    10,124               478,359
Hershey Foods                                     6,950               335,546
HJ Heinz                                          9,437               357,757
Kellogg                                          11,001               461,822
McCormick                                         3,680               123,464
Sara Lee                                         21,175               468,603
Sysco                                            17,137               550,783
Wm Wrigley Jr                                     6,019               373,359
Total                                                               4,084,778

Furniture & appliances (0.2%)
Black & Decker                                    2,122               146,269
Leggett & Platt                                   5,147               138,403
Maytag                                            2,117                42,827
Stanley Works                                     2,191                94,783
Whirlpool                                         1,849               113,048
Total                                                                 535,330

Health care products (11.1%)
Abbott Laboratories                              41,794             1,742,392
Allergan                                          3,520               262,768
Amgen                                            34,080(b)          2,020,603
Applera-Applied
  Biosystems Group                                5,412               103,044
Bausch & Lomb                                     1,418                93,517
Baxter Intl                                      16,424               501,589
Becton, Dickinson & Co                            6,790               326,735
Biogen Idec                                       9,104(b)            540,140
Biomet                                            6,813               311,013
Boston Scientific                                22,382(b)            799,709
Bristol-Myers Squibb                             52,101             1,236,357
Chiron                                            5,066(b)            214,697
CR Bard                                           2,792               156,631
Eli Lilly                                        30,268             1,920,505
Forest Laboratories                               9,910(b)            454,374
Genzyme                                           6,067(b)            327,618
Gilead Sciences                                   5,745(b)            397,152
Guidant                                           8,409               502,858
Johnson & Johnson                                79,545             4,621,564
King Pharmaceuticals                              6,465(b)             80,554
Medco Health Solutions                            7,265(b)            226,886
MedImmune                                         6,670(b)            159,213
Medtronic                                        32,479             1,615,830
Merck & Co                                       59,549             2,677,919
Mylan Laboratories                                7,200               125,424
PerkinElmer                                       3,426                59,886
Pfizer                                          204,468(d)          6,679,969
Schering-Plough                                  39,445               728,155
St. Jude Medical                                  4,722(b)            317,555
Stryker                                          10,728               485,978
Waters                                            3,206(b)            138,852
Watson Pharmaceuticals                            2,922(b)             80,472
Wyeth                                            35,733             1,306,756
Zimmer Holdings                                   6,538(b)            466,159
Total                                                              31,682,874

Health care services (1.9%)
Aetna                                             4,087               378,661
AmerisourceBergen                                 3,009               162,787
Anthem                                            3,719(b)            302,132
Cardinal Health                                  11,533               521,292
Caremark Rx                                      12,255(b)            351,719
Express Scripts                                   2,090(b)            132,088
Fisher Scientific Intl                            3,055(b)            174,043
HCA                                              13,017               505,190
Health Management
  Associates Cl A                                 6,512               124,509
Hospira                                           4,177(b)            115,703
Humana                                            4,331(b)             82,289

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
182   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                            Shares              Value(a)

Health care services (cont.)
IMS Health                                        6,295              $146,862
Manor Care                                        2,384                73,117
McKesson                                          7,844               242,772
Quest Diagnostics                                 2,770               237,112
Tenet Healthcare                                 12,469(b)            129,927
UnitedHealth Group                               17,894             1,183,329
WellPoint Health Networks                         4,172(b)            409,607
Total                                                               5,273,139

Home building (0.2%)
Centex                                            3,302               151,133
KB HOME                                           1,253                86,169
Pulte Homes                                       3,400               200,429
Total                                                                 437,731

Household products (2.8%)
Alberto-Culver                                    2,420               116,862
Avon Products                                    12,646               558,700
Clorox                                            5,684               300,343
Colgate-Palmolive                                14,260               770,040
Gillette                                         26,886             1,142,655
Intl Flavors/Fragrances                           2,526                97,327
Kimberly-Clark                                   13,434               896,048
Newell Rubbermaid                                 7,360               158,461
Procter & Gamble                                 68,884(d)          3,855,437
Total                                                               7,895,873

Industrial services (0.1%)
Cintas                                            4,583               187,949

Industrial transportation (1.5%)
Burlington Northern Santa Fe                      9,939               355,816
CSX                                               5,756               181,774
FedEx                                             8,004               656,248
Norfolk Southern                                 10,506               298,370
Ryder System                                      1,757                76,974
Union Pacific                                     6,942               396,458
United Parcel Service Cl B                       30,203             2,206,330
Total                                                               4,171,970

Insurance (4.7%)
ACE                                               7,584(c)            292,363
AFLAC                                            13,629               546,523
Allstate                                         18,826               888,775
Ambac Financial Group                             2,900               218,950
American Intl Group                              69,895             4,979,321
Aon                                               8,446               219,174
Chubb                                             5,086               345,899
CIGNA                                             3,790               252,262
Cincinnati Financial                              4,512               182,059
Hartford Financial
  Services Group                                  7,823               478,455
Jefferson-Pilot                                   3,748               179,529
Lincoln Natl                                      4,780               216,534
Loews                                             4,968               282,182
Marsh & McLennan                                 14,023               626,688
MBIA                                              3,871               221,692
MetLife                                          20,253               754,424
Principal Financial Group                         8,558               297,048
Progressive                                       5,823               467,587
Prudential Financial                             14,092               650,769
SAFECO                                            3,733               179,819
St. Paul Travelers Companies                     17,873               620,014
Torchmark                                         2,985               153,668
UnumProvident                                     7,941               128,485
XL Capital Cl A                                   3,700(c)            259,740
Total                                                              13,441,960

Leisure time & entertainment (1.1%)
Brunswick                                         2,537                99,729
Carnival                                         16,957               776,461
Harley-Davidson                                   7,906               482,424
Hasbro                                            4,725                87,554
Mattel                                           11,319               182,123
Viacom Cl B                                      46,426             1,546,451
Total                                                               3,174,742

Lodging & gaming (0.3%)
Harrah's Entertainment                            3,022               145,630
Hilton Hotels                                    10,272               183,355
Intl Game Technology                              9,346               269,632
Marriott Intl Cl A                                6,064               287,737
Total                                                                 886,354

Machinery (0.9%)
Caterpillar                                       9,160               665,932
Deere & Co                                        6,666               421,758
Illinois Tool Works                               8,300               757,707
Ingersoll-Rand Cl A                               4,639(c)            301,581
Parker-Hannifin                                   3,200               173,984
Thermo Electron                                   4,439(b)            116,613
Total                                                               2,437,575

Media (3.4%)
Cendant                                          27,336               591,278
Clear Channel
  Communications                                 16,457               551,474
Dow Jones                                         2,189                89,858
eBay                                             17,614(b)          1,524,316
Gannett                                           7,299               618,225
Interpublic Group
  of Companies                                   11,223(b)            118,403
Knight-Ridder                                     2,108               135,818
McGraw-Hill Companies                             5,106               386,677
Meredith                                          1,347                67,458
Monster Worldwide                                 3,143(b)             63,583
New York Times Cl A                               3,980               161,668
Omnicom Group                                     5,065               348,523
RR Donnelley & Sons                               5,818               178,787
Time Warner                                     122,183(b)          1,997,691
Tribune                                           8,781               366,607
Univision
  Communications Cl A                             8,662(b)            285,846
Walt Disney                                      54,989             1,234,503
Yahoo!                                           36,090(b)          1,028,926
Total                                                               9,749,641

Metals (0.5%)
Alcoa                                            23,293               754,226
Allegheny Technologies                            2,496                46,950
Nucor                                             2,119               165,897
Phelps Dodge                                      2,510               204,716
United States Steel                               3,033               111,948
Worthington Inds                                  2,325                47,314
Total                                                               1,331,051

Multi-industry (5.7%)
3M                                               20,956             1,725,935
Apollo Group Cl A                                 4,733(b)            369,174
Cooper Inds Cl A                                  2,475               136,670
Crane                                             1,597                43,119
Danaher                                           8,256               424,524
Dover                                             5,445               205,440
Eastman Kodak                                     7,683               227,263
Emerson Electric                                 11,302               703,550
General Electric                                282,821             9,273,700
ITT Inds                                          2,481               196,247
Monsanto                                          7,116               260,446
Pitney Bowes                                      6,196               269,898
Robert Half Intl                                  4,597               112,627
Textron                                           3,683               233,834
Tyco Intl                                        53,738(c)          1,683,073
Vulcan Materials                                  2,737               130,473
WW Grainger                                       2,436               130,107
Total                                                              16,126,080

Paper & packaging (0.7%)
Avery Dennison                                    2,964               184,213
Ball                                              3,018               112,692
Bemis                                             2,868                75,801
Boise Cascade                                     2,349                73,500
Georgia-Pacific                                   6,836               232,287
Intl Paper                                       13,006               520,501
MeadWestvaco                                      5,403               162,900
Pactiv                                            4,108(b)             97,154
Sealed Air                                        2,260(b)            111,011
Weyerhaeuser                                      6,459               403,753
Total                                                               1,973,812

Precious metals (0.2%)
Freeport McMoRan Cooper &
  Gold Cl B                                       4,742               178,441
Newmont Mining                                   11,869               526,865
Total                                                                 705,306

Real estate investment trust (0.5%)
Apartment Investment &
  Management Cl A                                 2,520                89,460
Equity Office Properties Trust                   10,819               308,991
Equity Residential                                7,509               243,217
ProLogis                                          4,855               175,508
Simon Property Group                              5,579               312,144
Starwood Hotels &
  Resorts Worldwide                               5,545               245,089
Total                                                               1,374,409

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
183   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                            Shares              Value(a)

Restaurants (0.7%)
Darden Restaurants                                4,313               $90,616
McDonald's                                       33,740               911,655
Starbucks                                        10,621(b,d)          459,252
Wendy's Intl                                      3,052               104,897
Yum! Brands                                       7,756               307,991
Total                                                               1,874,411

Retail -- drugstores (0.5%)
CVS                                              10,646               425,840
Walgreen                                         27,454             1,000,698
Total                                                               1,426,538

Retail -- general (5.5%)
AutoZone                                          2,226(b)            164,858
Bed Bath & Beyond                                 8,055(b)            301,418
Best Buy                                          8,692(d)            404,352
Big Lots                                          3,082(b)             37,570
Circuit City Stores                               5,324                69,052
Costco Wholesale                                 12,299               506,350
Dillard's Cl A                                    2,240                42,560
Dollar General                                    8,836               174,069
Family Dollar Stores                              4,592               121,458
Federated Dept Stores                             4,818               209,101
Gap                                              24,120               452,009
Home Depot                                       59,567(d)          2,177,769
JC Penney                                         7,558               289,623
Kohl's                                            9,142(b)            452,346
Limited Brands                                   12,633               253,671
Lowe's Companies                                 21,065             1,046,931
May Dept Stores                                   7,794               191,031
Nordstrom                                         3,724               138,272
Office Depot                                      8,379(b,d)          134,148
RadioShack                                        4,308               116,058
Sears, Roebuck & Co                               5,698               218,119
Staples                                          13,328               382,247
Target                                           24,475             1,091,096
Tiffany                                           3,925               121,479
TJX Companies                                    13,258               280,539
Toys "R" Us                                       5,737(b)             93,169
Wal-Mart Stores                                 114,923             6,052,993
Total                                                              15,522,288

Retail -- grocery (0.3%)
Albertson's                                       9,852               242,162
Kroger                                           19,894(b)            328,847
Safeway                                          11,963(b)            241,653
SUPERVALU                                         3,609                95,133
Winn-Dixie Stores                                 3,809                15,884
Total                                                                 923,679

Telecom equipment & services (1.4%)
ADC Telecommunications                           21,671(b)             46,376
Andrew Corp                                       4,309(b)             47,787
Avaya                                            11,889(b)            144,095
CIENA                                            15,215(b)             27,691
Corning                                          36,774(b)            372,153
JDS Uniphase                                     38,593(b)            120,024
Lucent Technologies                             114,838(b)            359,443
Motorola                                         62,819             1,014,527
QUALCOMM                                         43,422             1,652,207
Scientific-Atlanta                                4,100               111,684
Tellabs                                          11,143(b)            101,067
Total                                                               3,997,054

Textiles & apparel (0.4%)
Coach                                             5,050(b)            212,858
Jones Apparel Group                               3,382               120,704
Liz Claiborne                                     2,972               113,144
Nike Cl B                                         7,071               532,516
Reebok Intl                                       1,603                54,454
VF                                                2,948               145,454
Total                                                               1,179,130

Utilities -- electric (2.6%)
AES                                              17,073(b)            172,267
Allegheny Energy                                  3,407(b)             50,049
Ameren                                            5,160               241,436
American Electric Power                          10,605               347,102
Calpine                                          11,925(b)             40,784
CenterPoint Energy                                8,236                90,102
Cinergy                                           4,817               194,992
CMS Energy                                        4,386(b)             42,106
Consolidated Edison                               6,454               272,359
Constellation Energy Group                        4,516               185,608
Dominion Resources                                8,751               567,852
DTE Energy                                        4,645               191,931
Duke Energy                                      24,519               542,851
Edison Intl                                       8,731               234,689
Entergy                                           6,172               372,172
Exelon                                           17,714               652,760
FirstEnergy                                       8,836               355,561
FPL Group                                         4,957               343,024
PG&E                                             11,231(b)            327,833
Pinnacle West Capital                             2,452               103,499
PPL                                               4,763               227,814
Progress Energy                                   6,611               290,157
Public Service
  Enterprise Group                                6,338               268,351
Southern Co                                      19,764               599,836
TECO Energy                                       5,325                70,610
TXU                                               8,145               339,076
Xcel Energy                                      10,697               188,802
Total                                                               7,313,623

Utilities -- natural gas (0.4%)
Dynegy Cl A                                      10,152(b)             44,263
El Paso                                          17,173               140,475
KeySpan                                           4,292               163,525
Kinder Morgan                                     3,321               200,921
Nicor                                             1,178                42,231
NiSource                                          7,063               146,910
Peoples Energy                                    1,008                41,882
Sempra Energy                                     6,161               222,721
Williams Companies                               13,925               165,568
Total                                                               1,168,496

Utilities -- telephone (3.0%)
ALLTEL                                            8,254               451,081
AT&T                                             21,274               314,430
BellSouth                                        49,157             1,315,441
CenturyTel                                        3,725               119,908
Citizens Communications                           7,698                97,226
Qwest Communications Intl                        47,812(b)            138,177
SBC Communications                               88,742             2,288,656
Sprint (FON Group)                               38,225               752,268
Verizon Communications                           74,233             2,913,645
Total                                                               8,390,832

Total common stocks
(Cost: $272,602,549)                                             $276,464,293

Short-term securities (2.4%)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (2.0%)
Federal Natl Mtge Assn Disc Nts
   09-08-04               1.26%              $1,000,000              $999,721
   10-01-04               1.53                2,100,000             2,097,233
   10-22-04               1.59                2,500,000             2,494,259
Total                                                               5,591,213

Commercial paper (0.4%)
Wal-Mart Stores
   09-03-04               1.50                1,200,000             1,199,850

Total short-term securities
(Cost: $6,791,334)                                                 $6,791,063

Total investments in securities
(Cost: $279,393,883)(e)                                          $283,255,356

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
184   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 1.0% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

        Type of security   Contracts

        Purchase contracts

        E-Mini S&P 500 Index, Sept. 2004    128

(e) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $279,670,506 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                  $ 25,149,499
        Unrealized depreciation                                   (21,564,649)
                                                                  -----------
        Net unrealized appreciation                              $  3,584,850
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
185   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Short Duration U.S. Government Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Bonds (100.6%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

U.S. government obligations & agencies (51.2%)
Federal Farm Credit Bank
   03-15-06               2.50%             $12,000,000           $12,016,128
   07-17-06               2.13                3,200,000             3,174,880
   10-02-06               2.38                3,000,000             2,979,942
   04-05-07               2.15                6,600,000             6,477,108
   06-19-07               6.75                2,565,000             2,820,954
Federal Home Loan Bank
   08-15-05               3.00                5,000,000             5,043,555
   08-15-05               6.88                3,900,000             4,080,001
   03-13-06               2.50               14,750,000            14,770,575
   05-15-06               3.00                5,000,000             5,041,135
   05-15-06               5.38                3,500,000             3,669,635
   09-15-06               2.88               12,450,000            12,511,254
Federal Home Loan Mtge Corp
   01-15-06               5.25                6,035,000             6,274,614
   08-15-06               2.75               17,870,000            17,931,722
   02-15-07               2.38                6,350,000             6,285,954
   02-23-07               2.85                4,975,000             4,971,861
   09-15-07               3.50                5,000,000             5,064,085
   12-20-07               3.53                  450,000               454,258
Federal Natl Mtge Assn
   04-13-06               2.15                4,650,000             4,629,122
   02-15-07               2.38                4,065,000             4,022,891
   03-02-07               3.00                3,855,000(b)          3,869,021
   11-17-08               3.88                  150,000               150,678
Housing Urban Development
   08-01-05               2.99                3,000,000             3,025,170
Small Business Administration Participation Ctfs
   09-10-11               5.89                  530,832               560,493
   08-01-21               6.34                  407,653               441,195
Student Loan Mtge Assn
   12-15-32               2.25                5,200,000(d)          5,185,648
   03-15-33               2.16                5,200,000(d)          5,189,028
U.S. Treasury
   05-15-05               6.75                7,000,000             7,237,069
   12-31-05               1.88               61,600,000            61,407,499
   01-31-06               1.88                4,055,000             4,039,794
   03-31-06               1.50                5,000,000             4,944,920
   11-15-06               3.50               26,620,000(j)         27,197,121
   02-15-07               2.25                  844,000               837,868
   05-15-07               3.13                5,625,000             5,693,113
   08-15-07               3.25                7,100,000(j)          7,204,001
Total                                                             259,202,292

Commercial mortgage-backed(f)/
Asset-backed securities (3.3%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3
   03-06-09               3.00                2,750,000             2,752,475
Chase Funding Mtge Loan
  Series 2004-2 Cl 2A1
   01-25-25               1.75                2,483,114(h)          2,481,949
Conseco Finance
  Series 2000-D Cl A4
   12-15-25               8.17                  253,766               257,108
KSL Resorts
  Series 2003-1A Cl A
   05-15-13               2.15                1,000,000(d,h)        1,000,324
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A2
   06-15-26               4.90                1,400,000             1,459,781
  Series 2004-C6 Cl A2
   08-15-29               4.19                1,500,000             1,516,035
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                2,500,000             2,500,000
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86                3,500,000             3,542,491
  Series 2003-KS5 Cl AI2
   09-25-22               1.88                1,200,000             1,189,320
Total                                                              16,699,483

Mortgage-backed securities (45.1%)(f,i)
Federal Home Loan Mtge Corp
   08-01-10               7.50                1,165,356             1,238,938
   03-01-12               7.50                1,015,239             1,087,118
   06-01-12               7.00                   18,640                19,775
   06-01-13               4.50                1,048,497             1,063,939
   11-01-13               5.00                  170,042               175,086
   01-01-14               4.00                2,267,923             2,268,180
   05-01-14               4.00                1,940,139             1,931,613
   06-01-14               6.50                  155,968               165,995
   06-01-15               7.50                2,467,990             2,655,154
   04-01-17               6.50                2,461,914             2,632,470
   07-01-17               6.50                2,283,397             2,427,525
   11-01-17               5.50                1,544,406             1,600,964
   03-01-18               6.00                  924,425               974,985
   09-01-19               4.50                  400,000(b)            399,625
   03-01-22               6.00                  238,242               248,462
   11-01-32               7.00                  595,061               635,296
   08-01-34               5.21                1,400,000(g)          1,418,481
  Collateralized Mtge Obligation
   12-15-08               6.00                  434,609               452,143
   04-15-12               5.00                4,045,856             4,180,518
   10-15-15               5.00                3,750,000             3,900,361
   01-15-16               5.00                1,600,000             1,661,078
   02-15-16               5.00                4,400,000             4,569,157
   06-15-16               7.00                2,105,403             2,254,166
   08-15-16               4.00                2,142,330             2,136,952
   04-15-19               4.50                  407,981               407,383
   02-15-20               4.50                2,550,000             2,565,191
   07-15-20               4.50                  795,272               798,521
   08-15-22               3.50                1,722,273             1,728,798
   11-15-28               4.50                   96,132                97,309
   10-25-30               1.86                   27,961                27,922
   01-15-34               5.00                  786,544               785,253
   02-15-34               5.00                1,117,525             1,116,640
   02-15-14               7.40                1,736,882(e)            143,970
  Interest Only
   06-15-18               8.78                1,236,585(e)             83,885
   10-15-22              14.56                1,025,739(e)             88,891
   03-15-25               8.94                2,673,283(e)            262,221
Federal Natl Mtge Assn
   01-01-09               5.74                  925,822               992,168
   10-01-09               7.11                  478,247               541,651
   06-01-10               6.50                   37,351                39,640
   08-01-10               7.50                  829,461               882,987
   06-01-12               6.00                2,300,073             2,433,694
   03-01-13               5.00                  732,444               753,656
   04-01-13               5.50                2,035,619             2,124,755
   05-01-13               5.00                1,809,294             1,865,693
   05-01-13               5.50                1,544,883             1,619,270
   07-01-13               5.00                3,845,176             3,955,991
   08-01-13               4.50                2,197,661             2,240,498
   01-01-14               4.84                   99,275               101,025
   04-01-14               6.00                  438,315               461,607
   06-01-14               6.50                  125,978               133,975
   07-01-14               6.00                  174,458               183,642
   12-01-14               5.50                  279,277               290,525
   01-01-15               6.50                   91,866                97,683
   08-01-15               5.50                4,239,362             4,413,690
   01-01-17               6.00                  837,641               880,652
   05-01-17               5.50                  205,979               213,695
   06-01-17               6.00                2,717,178             2,864,895
   06-01-17               6.50                4,464,709             4,743,942
   06-01-17               7.00                  726,061               770,928
   07-01-17               6.00                2,314,609             2,443,355
   08-01-17               5.50                3,008,740             3,127,530
   08-01-17               6.00                3,843,505             4,049,345
   11-01-17               5.50                5,035,674             5,230,720
   02-01-18               5.50                3,778,518             3,925,451
   02-01-18               6.00                  671,319               705,646
   03-01-18               5.50                1,530,317             1,587,233
   04-01-18               5.50                  414,697               430,862
   05-01-18               5.50                2,546,105             2,651,348
   08-01-18               4.50                  269,617               270,334
   11-01-18               5.00                  184,402               188,492
   09-01-19               4.50                1,500,000(b)          1,498,593
   09-01-19               5.00                3,000,000(b)          3,055,314
   01-01-29               6.00                  197,569               205,423
   03-01-29               6.50                2,781,498             2,947,584
   05-01-29               7.00                   62,982                67,493
   09-01-31               7.00                1,269,805             1,370,884
   09-01-31               7.50                1,103,517             1,186,821
   10-01-31               7.00                  316,924               338,600
   05-01-32               6.50                  230,828               243,862
   08-01-32               7.00                   36,358                38,853
   09-01-32               6.50                1,018,295             1,072,851
   09-01-32               7.00                  424,678               453,615
   11-01-32               7.00                  779,628               832,752
   01-01-33               4.79                  597,082(g)            602,733

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
186   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Short Duration U.S. Government Fund

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   01-01-33               7.00%                 $43,428               $46,387
   02-01-33               4.65                  765,527(g)            776,054
   02-01-33               4.85                2,673,376(g)          2,727,856
   02-01-33               7.00                  596,182               633,729
   03-01-33               6.50                  388,455               409,031
   04-01-33               4.38                1,889,889(g)          1,902,154
   04-01-33               4.59                2,478,572(g)          2,511,352
   04-01-33               4.65                3,379,815(g)          3,418,683
   04-01-33               6.00                  480,375               499,377
   07-01-33               4.46                3,592,709(g)          3,637,569
   07-01-33               4.97                  927,582(g)            912,912
   08-01-33               4.28                  122,697(g)            124,293
   09-01-33               4.20                3,800,452(g)          3,816,862
   09-01-33               4.27                  373,366(g)            375,669
   12-01-33               4.75                  141,926(g)            141,886
   01-01-34               4.74                  125,454(g)            128,583
   01-01-34               4.77                  133,032(g)            136,802
   06-01-34               4.60                2,348,169(g)          2,360,278
   08-01-34               4.53                1,098,931(g)          1,094,117
  Collateralized Mtge Obligation
   03-25-13               4.50                1,669,470             1,706,356
   10-25-13               5.00                4,037,871             4,177,354
   05-25-16               4.00                2,200,000             2,209,662
   07-25-16               4.00                1,700,000             1,691,542
   10-25-19               4.50                2,500,000             2,519,171
   09-25-20               4.50                  800,807               807,963
   07-25-23               5.50                3,300,000             3,445,274
   12-25-26               4.50                1,694,306             1,712,791
   12-25-26               8.00                  806,812               878,385
   06-25-33               6.94                  680,062(g)            691,332
   11-25-33               2.91                2,000,000             2,001,876
   04-25-34               5.50                2,565,377             2,649,609
   05-25-34               3.50                   46,333                46,459
   05-25-34               3.75                1,950,000             1,951,354
   06-25-34               5.00                2,400,000             2,482,095
   05-25-42               5.30                5,000,000             5,089,340
   07-25-42               5.50                3,087,535             3,106,136
   10-25-42               7.50                  938,847             1,021,117
   08-25-43               4.61                1,615,000             1,653,679
   02-25-44               7.00                   90,186                96,584
   06-25-44               7.50                1,365,637             1,481,784
  Interest Only
   12-25-12              13.29                1,638,636(e)            101,071
   11-25-13              10.08                1,700,000(e)            184,441
   03-25-23               7.94                1,144,179(e)            205,590
GMAC Mtge Corporation Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34               4.45                1,999,584             2,008,337
Govt Natl Mtge Assn
   04-15-13               7.00                  397,099               423,144
   08-15-13               6.00                3,383,068             3,570,003
   09-15-14               6.00                1,863,538             1,966,508
   05-15-16               6.00                1,780,643             1,880,391
   03-15-18               7.00                1,746,470             1,863,041
   07-15-28               6.50                  142,253               150,552
   03-15-31               8.00                   57,277                62,589
   03-15-33               6.00                  615,050               639,417
   06-15-33               7.00                1,396,996             1,496,587
  Collateralized Mtge Obligation
   10-16-13               4.54                  425,315               434,632
   07-16-21               3.41                2,930,000             2,903,655
   09-16-21               3.23                2,550,000             2,517,111
   10-16-27               5.00                  125,000               128,700
   04-16-31               6.00                4,000,000             4,136,079
   03-20-34               4.50                1,858,259             1,894,700
GSR Mtge Loan Trust
  Series 2004-10F Cl 1A1
   08-25-19               4.50                1,000,000               994,727
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34               2.98                2,875,009             2,854,188
Morgan Stanley Mtge Loan Trust
  Series 2004-2AR Cl 3A
   02-25-34               5.05                1,751,150(g)          1,764,809
Residential Accredit Loans
  Series 2003-QS17 Cl CB7
   09-25-33               5.50                  907,624               924,561
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34               5.59                2,218,844             2,303,771
Vendee Mtge Trust
  Series 2003-1 Cl D
   12-15-25               5.75                2,300,000             2,359,593
  Series 2003-2 Cl C
   07-15-20               5.00                2,400,000             2,459,479
  Series 2003-2 Cl D
   11-15-23               5.00                  100,000               103,515
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32               4.38                1,354,816             1,366,209
Total                                                             228,106,778

Banks and savings & loans (1.0%)
Intl Bank for Reconstruction & Development
  (U.S. Dollar)
   11-04-05               5.00                5,000,000(c)          5,148,595

Total bonds
(Cost: $508,218,579)                                             $509,157,148

Option purchased (--%)
Issuer            Notional         Exercise  Expiration            Value(a)
                   amount            price      date

Put
Dec. U.S. Treasury Nts Futures
  10-year        $7,500,000          $108     Nov. 2004               $23,438

Total option purchased
(Cost: $82,097)                                                       $23,438

Short-term securities (1.2%)(k)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (0.8%)
Federal Natl Mtge Assn Disc Nt
   09-27-04               1.51%              $4,200,000            $4,195,243

Commercial paper (0.4%)
Scaldis Capital LLC
   09-27-04               1.46                1,800,000(l)          1,798,035

Total short-term securities
(Cost: $5,993,431)                                                 $5,993,278

Total investments in securities
(Cost: $514,294,107)(m)                                          $515,173,864

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,780,696.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2004, the value of foreign securities represented 1.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $11,375,000 or 2.2% of net assets.

--------------------------------------------------------------------------------
187   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Short Duration U.S. Government Fund

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of Aug. 31, 2004.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(i) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment as of Aug. 31, 2004:

                                 Principal  Settlement  Proceeds
        Security                  amount       date    receivable      Value
        Federal Natl Mtge Assn
           09-01-19 6.00%       $5,000,000    9-20-04  $5,226,562   $5,248,440

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

        Type of security                                      Notional amount

        Purchase contracts
        Eurodollar, March 2005, 90-day                            $ 3,750,000
        Eurodollar, June 2005, 90-day                               3,750,000
        Eurodollar, Sept. 2004, 90-day                              1,250,000
        Eurodollar, Sept. 2005, 90-day                              2,500,000
        Eurodollar, Dec. 2004, 90-day                               3,750,000
        Eurodollar, Dec. 2005, 90-day                               2,500,000
        U.S. Treasury Bonds, Dec. 2004, 20-year                     3,000,000

        Sale contracts
        U.S. Treasury Note, Sept. 2004, 5-year                     12,700,000
        U.S. Treasury Note, Sept. 2004, 10-year                     2,200,000
        U.S. Treasury Note, Dec. 2004, 2-year                         200,000
        U.S. Treasury Note, Dec. 2004, 5-year                      26,100,000
        U.S. Treasury Note, Dec. 2004, 10-year                      5,500,000

(k) At Aug. 31, 2004, cash or short-term securities were designated to cover open put options on futures written as follows (see Note 8 to the financial statements):

                                                   Notional     Exercise   Expiration
        Issuer                                      amount        price       date          Value(a)
        U.S. Treasury Note, Dec. 2004, 10-year    $7,500,000      $106      Nov. 2004        $10,547

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $1,798,035 or 0.4% of net assets.

(m) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $514,456,451 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $ 2,638,988
        Unrealized depreciation                                    (1,921,575)
                                                                   ----------
        Net unrealized appreciation                               $   717,413
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
188   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Small Cap Advantage Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (96.1%)
Issuer                                            Shares              Value(a)

Aerospace & defense (1.1%)
Armor Holdings                                    1,426(b)            $50,566
DRS Technologies                                 19,000(b)            691,220
Ducommun                                          1,413(b)             30,620
MTC Technologies                                 17,500(b)            436,450
Teledyne Technologies                            35,800(b)            864,570
Total                                                               2,073,426

Airlines (0.6%)
ExpressJet Holdings                              37,000(b)            397,750
FLYi                                             11,729(b)             54,423
Northwest Airlines                               76,300(b,e)          718,746
Total                                                               1,170,919

Automotive & related (1.5%)
Aftermarket Technology                           25,252(b)            334,589
ASV                                               9,000(b)            273,330
Bandag                                              717                32,810
Cooper Tire & Rubber                              2,663                60,290
Dollar Thrifty
  Automotive Group                                  309(b)              7,478
Goodyear Tire & Rubber                           75,000(b,e)          823,500
Lithia Motors Cl A                               18,649               396,291
LKQ                                              20,000(b)            364,800
Superior Inds Intl                                1,712                54,270
Tenneco Automotive                               36,000(b)            483,840
Visteon                                             984                 9,181
Total                                                               2,840,379

Banks and savings & loans (9.3%)
Amcore Financial                                    966                27,164
Anchor BanCorp Wisconsin                            845                21,294
BancFirst                                           502                30,577
BancorpSouth                                      1,892                42,381
Bank of the Ozarks                               28,300               741,460
BankAtlantic Bancorp Cl A                         1,357                24,032
BankUnited Financial Cl A                        34,500(b)            975,660
Camden Natl                                         612                19,890
Cathay General Bancorp                              721                50,232
Chittenden                                          811                29,115
Citizens Banking                                    864                27,639
City Holding                                     16,200               507,546
Commercial Capital Bancorp                       31,666               686,202
Commercial Federal                                2,427                66,184
Community First Bankshares                        1,008                32,427
Community Trust Bancorp                           1,456                43,913
Corus Bankshares                                    694                29,752
East West Bancorp                                32,425             1,174,758
Euronet Worldwide                                 3,310(b)             58,124
First Citizens BancShares                           348                40,719
First Federal Capital                               772                22,921
First Financial Bankshares                          268                10,959
First Republic Bank                              22,600             1,012,254
FirstFed Financial                               23,218(b)          1,058,741
Flagstar Bancorp                                  1,417                30,593
Great Southern Bancorp                            1,217                39,224
Greater Bay Bancorp                              38,383             1,092,764
Hanmi Financial                                  22,000               705,760
IBERIABANK                                        8,200               460,594
Independent Bank                                 29,157               751,667
MAF Bancorp                                         911                38,107
MCG Capital                                         894                15,466
Mid-State Bancshares                                866                21,130
New Century Financial                            26,616             1,427,681
Oriental Financial Group                         32,400(c)            874,476
PrivateBancorp                                      612                17,999
Provident Bankshares                             18,500               585,895
R & G Financial Cl B                             34,578(c)          1,195,706
Republic Bancorp                                    698                10,268
S&T Bancorp                                         925                32,477
Southwest Bancorp of Texas                        2,084                43,931
Sterling Financial                               34,816(b,d)        1,154,499
Susquehanna Bancshares                            1,006                24,144
UMB Financial                                       214                10,326
Waypoint Financial                                  887                24,437
Wintrust Financial                               15,300               839,664
WSFS Financial                                   15,100               755,755
Total                                                              16,886,507

Beverages & tobacco (0.1%)
Schweitzer-Mauduit Intl                             881                26,791
Universal                                         1,790                80,783
Total                                                                 107,574

Broker dealers (0.5%)
Affiliated Managers Group                        18,000(b)            882,900

Building materials & construction (1.9%)
Building Materials Holding                        2,204                49,854
Comfort Systems USA                              39,000(b)            261,300
Eagle Materials                                     372                24,147
Genlyte Group                                       607(b)             36,244
Griffon                                          28,850(b)            577,577
Hughes Supply                                    14,200               860,377
LNR Property                                        603                37,748
M/I Schottenstein Homes                             985                38,464
NCI Building Systems                             16,251(b)            498,581
Potlatch                                         17,400               746,460
Standard Pacific                                  7,700               388,619
Texas Inds                                          241                10,556
Universal Forest Products                           537                16,051
USG                                               2,382(b)             41,876
Total                                                               3,587,854

Cellular telecommunications (0.7%)
NII Holdings                                     21,100(b)            773,315
Western Wireless Cl A                            20,600(b)            516,854
Total                                                               1,290,169

Chemicals (2.4%)
Airgas                                           28,000               623,000
Arch Chemicals                                   18,000               491,400
Cambrex                                           1,915                41,307
Crompton                                          2,479                17,080
Cytec Inds                                          143                 6,898
FMC                                              26,216(b)          1,211,966
Georgia Gulf                                        498                18,899
Great Lakes Chemical                                994                25,963
HB Fuller                                           820                21,591
Hercules                                         50,200(b)            688,744
IMC Global                                        1,769                28,198
Immucor                                          23,700(b)            484,665
Millennium Chemicals                              1,233(b)             22,995
Octel                                             2,331(c)             51,655
OM Group                                         17,558(b)            597,850
PolyOne                                          12,000(b)             85,200
WRGrace                                          11,066(b)             84,323
Total                                                               4,501,734

Computer hardware (1.2%)
Adaptec                                          12,000(b)             83,760
Agilysys                                         25,700               400,406
Black Box                                         1,123                40,698
Electronics for Imaging                          21,200(b)            421,456
Engineered Support Systems                          464                20,049
Insight Enterprises                              21,840(b)            349,440
Iomega                                           15,229(b)             66,094
RadiSys                                          32,200(b)            373,520
Synaptics                                        27,100(b)            497,827
Total                                                               2,253,250

Computer software & services (7.5%)
Activision                                       36,000(b)            518,040
Altiris                                          12,000(b)            284,760
ANSYS                                            13,100(b)            590,810
Avid Technology                                  20,900(b)            904,342
BISYS Group                                       2,636(b)             37,431
Brocade Communications
  Systems                                        36,700(b)            180,931
Ciber                                            54,600(b)            368,004
Concur Technologies                              42,000(b)            441,000
CSG Systems Intl                                  1,935(b)             27,999
Dendrite Intl                                    36,300(b)            468,270
Digital River                                     7,000(b)            168,490
Digitas                                          45,800(b)            327,470
eFunds                                            1,538(b)             22,839
Epicor Software                                  45,403(b)            449,490
F5 Networks                                      21,000(b)            515,970
FileNET                                          14,000(b)            274,960
Hyperion Solutions                               10,700(b)            391,192
Informatica                                      33,900(b)            200,688
InfoSpace                                         9,000(b)            342,000
Internet Security Systems                        16,000(b)            230,240

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
189   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                            Shares              Value(a)

Computer software & services (cont.)
Ixia                                             20,900(b)           $165,737
j2 Global Communications                         12,800(b)            323,328
Lawson Software                                  36,500(b)            204,400
Midway Games                                      4,951(b)             59,759
Navarre                                           3,335(b)             51,993
Navigant Consulting                               1,620(b)             31,055
OPNET Technologies                               35,500(b)            322,695
Parametric Technology                            15,000(b)             73,050
Progress Software                                 9,000(b)            181,260
Resources Connection                             12,000(b)            393,360
RSA Security                                     23,700(b)            352,893
Sapient                                           5,953(b)             44,648
SeaChange Intl                                   38,400(b)            586,752
Silicon Storage Technology                       58,692(b)            338,653
SRA Intl Cl A                                    17,000(b)            770,609
SS&C Technologies                                20,000               328,400
SupportSoft                                      40,600(b)            410,466
Take-Two Interactive Software                     1,041(b)             34,093
Transaction Systems
  Architects Cl A                                 3,963(b)             67,530
Tyler Technologies                               34,600(b)            314,860
Ultimate Software Group                          35,300(b)            403,126
United Online                                    21,250(b)            203,575
ValueClick                                       41,100(b)            297,153
Websense                                         17,225(b)            660,579
Wireless Facilities                              45,000(b)            287,100
Total                                                              13,652,000

Electronics (7.1%)
ADE                                              10,000(b)            192,200
Aeroflex                                         54,574(b)            550,106
Atheros Communications                           27,550(b)            219,298
Benchmark Electronics                            19,375(b)            557,225
Cymer                                            20,000(b)            534,400
DSP Group                                        18,400(b)            349,784
Entegris                                         24,373(b)            194,009
ESS Technology                                   14,563(b)             99,320
FormFactor                                       30,000(b)            525,000
GrafTech Intl                                     3,560(b)             37,950
Helix Technology                                 11,334               154,256
Integrated Device Technology                     16,000(b)            171,360
InVision Technologies                             1,123(b)             52,781
Littelfuse                                       18,923(b)            689,176
Metrologic Instruments                           18,700(b)            269,093
Micrel                                           41,200(b)            400,052
Microsemi                                        58,529(b)            631,528
MKS Instruments                                  31,200(b)            419,328
Moog Cl A                                        21,071(b)            749,074
ON Semiconductor                                 88,000(b)            262,240
Paxar                                             2,420(b)             48,981
Photronics                                       18,700(b)            268,345
Pixelworks                                       42,300(b)            441,612
Plexus                                           20,200(b)            238,158
RF Micro Devices                                 26,100(b)            133,632
Rofin-Sinar Technologies                         20,750(b)            583,075
Rogers                                            1,880(b)             87,213
ScanSource                                          507(b)             30,440
Semtech                                          18,700(b)            338,283
Skyworks Solutions                               37,240(b)            310,209
Technitrol                                       21,000(b)            372,960
Thomas & Betts                                   31,965               786,339
Trimble Navigation                               29,001(b)            798,688
TriQuint Semiconductor                           14,169(b)             53,842
Triumph Group                                    14,327(b)            461,329
TTM Technologies                                 45,000(b)            424,350
Varian Semiconductor
  Equipment Associates                            6,800(b)            190,400
Zoran                                            17,656(b)            277,905
Total                                                              12,903,941

Energy (2.0%)
Cabot Oil & Gas Cl A                              2,556               103,288
Denbury Resources                                 1,716(b)             37,580
Houston Exploration                                 497(b)             25,521
KCS Energy                                       52,723(b)            661,674
Patina Oil & Gas                                 13,750               368,088
Petroleum Development                               354(b)             10,985
St. Mary Land & Exploration                      15,500               540,795
Swift Energy                                     40,700(b)            828,244
Tesoro Petroleum                                 42,054(b)            995,838
Vintage Petroleum                                 3,729                61,156
Total                                                               3,633,169

Energy equipment & services (2.4%)
Cal Dive Intl                                    20,942(b)            625,538
CARBO Ceramics                                   10,729               690,411
Cimarex Energy                                   21,667(b)            648,493
Grey Wolf                                        98,300(b)            417,775
Harvest Natl Resources                            1,850(b)             24,568
Holly                                               988                20,234
Lone Star Technologies                            2,104(b)             64,635
Oil States Intl                                  42,900(b)            690,690
Range Resources                                   2,300                34,500
Ultra Petroleum                                  21,200(b)            880,861
Unit                                             12,220(b)            383,708
Veritas DGC                                       1,143(b)             26,780
Total                                                               4,508,193

Engineering & construction (1.1%)
Dycom Inds                                       33,100(b)            851,331
EMCOR Group                                         921(b)             37,393
Granite Construction                              1,251                28,523
Perini                                           34,000(b)            513,400
Washington Group Intl                            17,400(b)            612,132
William Lyon Homes                                  300(b)             24,975
Total                                                               2,067,754

Environmental services (0.7%)
Stericycle                                       11,600(b)            547,288
Waste Connections                                27,000(b)            792,450
Total                                                               1,339,738

Finance companies (0.8%)
First Financial Bancorp                           1,373                24,714
ITLA Capital                                     11,550(b)            489,951
World Acceptance                                 40,481(b)            903,941
Total                                                               1,418,606

Financial services (2.6%)
Advanta Cl B                                        911                21,409
AmeriCredit                                      46,300(b)            968,133
Chemical Financial                                1,353                46,421
CompuCredit                                      31,000(b)            583,110
Delphi Financial Group Cl A                      24,065               946,236
Investment Technology Group                       2,665(b)             36,590
Jefferies Group                                  17,600               589,776
Knight Trading Group Cl A                         1,322(b)             11,977
Saxon Capital                                    32,957(b)            828,869
WFS Financial                                    18,600(b)            843,882
Total                                                               4,876,403

Food (1.3%)
Corn Products Intl                               20,725               956,459
Flowers Foods                                    21,400               540,778
Interstate Bakeries                               2,673                13,819
Lance                                             1,768                26,962
Nash Finch                                          794                23,447
Ralcorp Holdings                                 18,500(b)            673,955
Sanderson Farms                                     340                11,625
Sensient Technologies                             2,511                52,731
United Natural Foods                                700(b)             17,332
Total                                                               2,317,108

Furniture & appliances (--%)
Ethan Allen Interiors                               613                21,908
Furniture Brands Intl                               599                13,777
Thomas Inds                                         601                18,481
Total                                                                  54,166

Health care products (7.9%)
Abgenix                                          16,200(b)            161,190
Advanced Medical Optics                          15,671(b)            583,275
AtheroGenics                                     20,100(b)            337,479
Bio-Rad Laboratories Cl A                         6,500(b)            327,210
Biosite                                          15,000(b)            710,250
Bone Care Intl                                    8,000(b)            196,480
Bradley Pharmaceuticals                          13,000(b)            313,300
Cepheid                                          10,000(b)             77,000
Closure Medical                                  28,800(b)            542,016
Dade Behring Holdings                             8,400(b)            441,588
Encysive Pharmaceuticals                         37,000(b)            292,300
EPIX Pharmaceuticals                             19,600(b)            389,060
eResearch Technology                                801(b)             16,108
First Horizon Pharmaceutical                     41,971(b)            706,792
Gen-Probe                                        15,700(b)            566,770
Haemonetics                                      33,000(b)          1,043,459
Harvard Bioscience                               25,000(b)            123,000
Incyte                                            5,391(b)             36,821
Kos Pharmaceuticals                              10,800(b)            394,524
LifeCell                                         52,000(b)            428,480
Medarex                                          20,000(b)            113,800
Mentor                                            4,619               162,496
Mine Safety Appliance                               932                36,842
Nabi Biopharmaceuticals                          32,227(b)            376,411
Ocular Sciences                                     381(b)             16,612
Onyx Pharmaceuticals                             13,246(b)            491,956
Par Pharmaceuticals                               8,000(b)            328,320
Perrigo                                          34,400               675,616

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
190   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                            Shares              Value(a)

Health care products (cont.)
Possis Medical                                    1,416(b)            $24,780
PSS World Medical                                38,100(b)            411,099
Salix Pharmaceuticals                            34,824(b)            814,533
Serologicals                                     22,110(b)            462,983
Sybron Dental Specialties                        15,000(b)            418,200
Tanox                                            25,900(b)            428,645
Techne                                           18,200(b)            705,068
Telik                                            19,300(b)            365,542
United Therapeutics                              26,200(b)            778,402
Total                                                              14,298,407

Health care services (4.0%)
Amedisys                                          4,300(b)            111,284
Ariad Pharmaceuticals                            15,000(b)             71,400
Beverly Enterprises                              49,300(b)            353,481
Cell Genesys                                     17,100(b)            141,759
Centene                                          10,000(b)            395,400
Cerner                                           15,000(b)            657,150
Connetics                                        21,900(b)            561,735
DJ Orthopedics                                   27,000(b)            573,480
HealthExtras                                     57,900(b)            684,957
Inveresk Research Group                           1,774(b)             62,995
Kindred Healthcare                                1,066(b)             27,567
LifePoint Hospitals                              15,000(b)            433,350
Magellan Health Services                         10,000(b)            350,700
Molina Healthcare                                14,350(b)            476,420
NeighborCare                                      1,042(b)             26,456
OCA                                              11,449(b)             58,504
Option Care                                      34,000               534,820
Pediatrix Medical Group                           4,624(b)            324,142
RehabCare Group                                     843(b)             19,381
Select Medical                                   49,700               660,016
Sierra Health Services                           18,118(b)            781,248
Stewart Enterprises Cl A                          5,112(b)             34,813
Sunrise Senior Living                               778(b)             27,557
Total                                                               7,368,615

Home building (0.1%)
Beazer Homes USA                                    976                95,306
Meritage Homes                                      359(b)             23,985
WCI Communities                                     616(b)             14,772
Total                                                                 134,063

Household products (1.7%)
Action Performance Companies                      1,488                16,249
Central Garden & Pet                             19,800(b)            620,531
Chattem                                           1,361(b)             41,497
Helen of Troy                                    19,600(b,c)          529,200
JAKKS Pacific                                     2,212(b)             43,311
Jarden                                           15,417(b)            466,981
Nautilus Group                                    1,886                36,758
Nu Skin Enterprises Cl A                          1,728                44,617
Rayovac                                          26,918(b)            618,845
Tupperware                                        1,124                19,187
UniFirst                                         12,000               344,760
Yankee Candle                                    12,000(b)            325,320
Total                                                               3,107,256

Industrial services (0.3%)
WESCO Intl                                       24,016(b)            486,084

Industrial transportation (2.0%)
GATX                                              2,112                56,961
Genesee & Wyoming Cl A                           24,000(b)            537,120
Hub Group Cl A                                   13,800(b)            365,976
Landstar System                                  14,763(b)            774,762
Old Dominion Freight Line                        19,500(b)            548,145
Overseas Shipbuilding Group                      13,839               595,077
SCS Transportation                               18,600(b)            345,216
USF                                                 722                24,736
Wabash Natl                                      18,827(b)            499,480
Total                                                               3,747,473

Insurance (4.1%)
Alfa                                              1,009                13,975
Allmerica Financial                              17,100(b)            495,900
AMERIGROUP                                       11,500(b)            590,410
AmerUs Group                                      2,277                90,761
Commerce Group                                    1,561                74,850
FBL Financial Group Cl A                            363                 9,384
Horace Mann Educators                             2,127                36,095
Infinity Property & Casualty                        894                24,513
IPC Holdings                                     14,500(c)            526,205
LandAmerica Financial Group                       1,129                48,592
Natl Western Life
  Insurance Cl A                                    139(b)             21,911
Navigators Group                                 26,500(b)            774,860
Odyssey Re Holdings                              26,900(e)            590,186
Ohio Casualty                                    46,000(b)            926,900
Penn-America Group                               49,000               639,940
ProAssurance                                     17,700(b)            597,552
RLI                                              17,363               642,257
StanCorp Financial Group                         10,900               790,250
Stewart Information Services                      1,096                40,048
Triad Guaranty                                    9,664(b)            538,285
UICI                                              1,978                55,008
Total                                                               7,527,882

Leisure time & entertainment (1.2%)
Argosy Gaming                                    17,739(b)            593,015
Boyd Gaming                                         794                21,557
Callaway Golf                                     4,842                58,540
Handleman                                         2,204                46,504
K2                                               53,300(b)            705,692
RC2                                               1,313(b)             41,504
SCP Pool                                         14,950               630,741
Shuffle Master                                      787(b)             26,081
Thor Inds                                           660                16,909
Total                                                               2,140,543

Lodging & gaming (1.1%)
Alliance Gaming                                  25,000(b)            372,750
Penn Natl Gaming                                 21,783(b)            846,269
Scientific Games Cl A                            43,396(b)            739,034
Total                                                               1,958,053

Machinery (3.7%)
Cascade                                             563                14,525
Federal Signal                                    1,405                25,726
Flowserve                                        26,000(b)            596,440
Gardner Denver                                   25,600(b)            709,888
Global Power
  Equipment Group                                39,000(b)            275,730
JLG Inds                                            614                 8,504
Joy Global                                       25,000               757,750
Kaydon                                              877                24,959
Kennametal                                       16,000               654,240
Lincoln Electric Holdings                         1,857                55,821
Manitowoc                                           687                22,781
Middleby                                         15,200               761,824
Nordson                                          21,329               731,371
Tecumseh Products Cl A                              667                27,447
Terex                                            22,318(b)            806,349
Toro                                             13,721               894,199
Trinity Inds                                     17,000               471,750
Total                                                               6,839,304

Media (2.7%)
American Greetings Cl A                          26,223(b)            631,188
Banta                                               955                36,968
Consolidated Graphics                            12,257(b)            500,698
DoubleClick                                      40,000(b)            210,000
Emmis Communications Cl A                        28,000(b)            539,000
Gray Television                                  41,600               571,584
John H Harland                                      310                 9,111
Journal Communications Cl A                      19,000               319,010
Journal Register                                 37,700(b)            718,562
Reader's Digest Assn                             25,000               355,500
RH Donnelley                                     20,300(b)            942,935
Sinclair Broadcast Group Cl A                    22,800               182,400
Total                                                               5,016,956

Metals (2.3%)
AK Steel Holding                                 78,000(b)            475,020
Allegheny Technologies                           38,000               714,780
AMCOL Intl                                          494                 8,452
Carpenter Technology                              8,296               367,513
Century Aluminum                                 24,283(b)            601,733
Cleveland-Cliffs                                    524(b)             34,977
Commercial Metals                                   718                25,116
Maverick Tube                                    21,847(b)            647,108
Metal Management                                 25,200(b)            419,328
Mueller Inds                                      1,075                42,237
Quanex                                              913                42,071
Reliance Steel & Aluminum                        19,763               749,808
Schnitzer Steel Inds Cl A                           614                17,253
Shaw Group                                        2,661(b)             27,382
Total                                                               4,172,778

Multi-industry (2.4%)
Ameron Intl                                         692                25,154
Anixter Intl                                     11,569               408,039
Brink's                                          21,000               604,800
Corrections Corp of America                      20,838(b)            721,829
FTI Consulting                                    1,585(b)             28,340
Global Imaging Systems                           16,800(b)            470,400
Imagistics Intl                                     816(b)             26,479
Jacuzzi Brands                                   55,100(b)            479,370
Kelly Service Cl A                                  353                 9,531
Labor Ready                                      44,000(b)            545,160
MPS Group                                        48,100(b)            429,533
NCO Group                                        16,000(b)            408,960

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
191   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                            Shares              Value(a)

Multi-industry (cont.)
Ruddick                                           3,217               $61,348
SOURCECORP                                        1,331(b)             29,482
Standex Intl                                      1,473                35,764
Woodward Governor                                   542                31,870
YORK Intl                                         2,908                94,684
Total                                                               4,410,743

Paper & packaging (0.8%)
Buckeye Technologies                             35,300(b)            376,651
Crown Holdings                                   76,000(b)            737,200
Greif Cl A                                          525                20,475
Silgan Holdings                                   9,500               425,125
Total                                                               1,559,451

Precious metals (--%)
Coeur d'Alene Mines                               7,432(b)             26,755
Hecla Mining                                      2,134(b)             12,761
Stillwater Mining                                 2,338(b)             33,481
Total                                                                  72,997

Real estate (0.2%)
Brookfield Homes                                 17,000               448,290

Real estate investment trust (2.0%)
American Home Mortgage
  Investment                                      1,039                28,282
Anthracite Capital                                2,399                27,708
Anworth Mtge Asset                                4,519                50,613
Bedford Property Investors                          496                15,326
CBL & Associates Properties                       6,200               378,696
Corpotate Office
  Properties Trust                                1,237                32,719
EastGroup Properties                             15,000               506,250
Gables Residential Trust                         12,500               415,750
Impac Mtge Holdings                               6,257               161,493
LaSalle Hotel Properties                            854                24,117
LTC Properties                                    1,028                18,422
MFA Mtge Investments                              6,562                61,092
Natl Health Investors                             1,433                41,328
Novastar Financial                                1,492                60,038
Pan Pacific Retail Properties                     9,500               507,205
Post Properties                                   1,545                46,968
RAIT Investment Trust                             1,377                37,041
Redwood Trust                                       603                35,613
Town & Country Trust                             11,600               294,524
Universal Health Realty
  Income Trust                                   13,892               406,897
Ventas                                           16,300               445,805
Total                                                               3,595,887

Restaurants (1.0%)
Bob Evans Farms                                   1,597                39,989
CEC Entertainment                                   258(b)              8,687
CKE Restaurants                                  26,249(b)            314,201
Jack in the Box                                  22,845(b)            645,142
Lone Star
  Steakhouse & Saloon                            21,300               493,947
Ryan's Restaurant Group                           2,309(b)             31,726
Steak n Shake                                    20,000(b)            344,000
Total                                                               1,877,692

Retail -- general (5.8%)
7-Eleven                                         30,200(b)            583,464
Aeropostale                                      19,500(b)            607,425
American Eagle Outfitters                        18,000(b)            599,400
AnnTaylor Stores                                 13,150(b)            317,836
bebe stores                                      30,000(b)            545,100
BJ's Wholesale Club                              17,600(b)            445,632
Brown Shoe                                       21,693               575,298
Buckle                                            1,772                45,983
Cato Cl A                                         1,030                21,785
Checkpoint Systems                               33,900(b)            511,890
Claire's Stores                                  23,700               576,858
Coldwater Creek                                  18,588(b)            373,991
Department 56                                       750(b)             11,648
Dress Barn                                          641(b)             10,621
Finish Line Cl A                                 35,100             1,018,250
Group 1 Automotive                                1,108(b)             30,437
Guitar Center                                    12,000(b)            491,520
Hollywood Entertainment                           2,055(b)             20,735
Linens `N Things                                    932(b)             23,375
MarineMax                                        15,000(b)            294,000
Pacific Sunwear of California                    17,300(b)            331,468
Pantry (The)                                     33,900(b)            659,694
Payless ShoeSource                                3,150(b)             36,540
Pep Boys - Manny,
  Moe & Jack                                      1,903                30,258
PETCO Animal Supplies                            15,000(b)            496,800
Russ Berrie                                         943                18,200
School Specialty                                 19,600(b)            694,819
ShopKo Stores                                     3,118(b)             52,757
Sonic Automotive                                  1,268                26,374
Sotheby's Holdings Cl A                           1,618(b)             25,872
Stage Stores                                     17,500(b)            558,950
Stein Mart                                        1,234(b)             20,176
United Stationers                                   997(b)             41,046
Weis Markets                                        829                27,788
World Fuel Services                              15,677               551,517
Zale                                              2,164(b)             55,442
Total                                                              10,732,949

Telecom equipment & services (2.0%)
Aspect Communications                             8,129(b)             69,584
CommScope                                        36,100(b)            717,307
Digi Intl                                        60,700(b)            682,875
Ditech Communications                            30,867(b)            664,258
Orbital Sciences                                  3,400(b)             36,278
Plantronics                                      15,290               594,017
Sycamore Networks                                97,600(b)            371,856
Tekelec                                          34,400(b)            628,488
Total                                                               3,764,663

Textiles & apparel (1.8%)
Burlington Coat
  Factory Warehouse                               1,333                25,607
Deckers Outdoor                                  16,000(b)            469,760
Genesco                                             574(b)             12,932
K-Swiss Cl A                                     10,800               210,708
Kellwood                                         13,500               492,750
Oxford Inds                                         341                13,797
Quiksilver                                       32,400(b)            704,700
Russell                                           1,547                27,629
Stride Rite                                       1,794                17,725
Warnaco Group                                    45,000(b)            906,300
Wolverine World Wide                             20,374               491,421
Total                                                               3,373,329

Utilities -- electric (1.1%)
Black Hills                                      20,700               576,495
Cleco                                             3,086                54,221
Duquesne Light Holdings                          25,519               479,502
Idacorp                                          30,200               879,725
PNM Resources                                     1,442                30,816
Sierra Pacific Resources                          2,948(b)             25,353
Total                                                               2,046,112

Utilities -- natural gas (2.5%)
Energen                                          21,686             1,028,785
New Jersey Resources                             11,420               466,507
Nicor                                               717                25,704
ONEOK                                            37,400               881,144
Peoples Energy                                      616                25,595
Plains Exploration
  & Production                                   26,405(b)            512,521
Quicksilver Resources                               676(b)             19,043
Southwestern Energy                              19,220(b)            683,655
UGI                                              16,389               559,848
Western Gas Resources                            13,200               368,544
Total                                                               4,571,346

Utilities -- telephone (0.6%)
Commonwealth Telephone
  Enterprises                                    10,000(b)            434,500
General Communication Cl A                       43,670(b)            374,689
PTEK Holdings                                    41,800(b)            358,226
Total                                                               1,167,415

Total common stocks
(Cost: $165,658,539)                                             $176,784,078

Short-term securities (4.2%)(f)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (1.1%)
Federal Home Bank Disc Nt
   09-03-04               1.42%              $1,000,000              $999,882
Federal Natl Mtge Assn Disc Nt
   09-08-04               1.26                1,000,000               999,721
Total                                                               1,999,603

Commercial paper (3.1%)
UBS Finance (Delaware) LLC
   09-01-04               1.58                1,300,000             1,299,943
Variable Funding Capital
   09-01-04               1.58                4,400,000             4,399,807
Total                                                               5,699,750

Total short-term securities
(Cost: $7,699,663)                                                 $7,699,353

Total investments in securities
(Cost: $173,358,202)(g)                                          $184,483,431

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
192   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 1.7% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

        Type of security                                            Contracts

        Purchase contracts
        Russell 2000, Sept. 2004                                            3

(e) Security is partially or fully on loan. See Note 6 to the financial statements.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 1.1% of this category (see Note 6 to the financial statements). 3.1% of the short-term securities is the Fund's cash equivalent position.

(g) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $173,831,128 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $19,487,586
        Unrealized depreciation                                    (8,835,283)
                                                                   ----------
        Net unrealized appreciation                               $10,652,303
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
193   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Strategy Aggressive Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (96.6%)
Issuer                                            Shares              Value(a)

Aerospace & defense (1.6%)
Alliant Techsystems                              69,000(b)         $3,997,860
Rockwell Collins                                247,000             8,494,330
Total                                                              12,492,190

Airlines (0.7%)
Ryanair Holdings ADR                            189,000(b,c,d)      5,868,450

Automotive & related (1.8%)
Gentex                                          402,800            13,832,152

Banks and savings & loans (0.5%)
Greenhill                                        10,900               222,905
New York
  Community Bancorp                             168,000             3,586,800
Total                                                               3,809,705

Broker dealers (0.7%)
AG Edwards                                       53,000             1,843,340
Ameritrade Holding                              299,000(b)          3,405,610
Total                                                               5,248,950

Computer hardware (2.0%)
Network Appliance                               766,000(b)         15,373,620

Computer software & services (13.8%)
Affiliated Computer
  Services Cl A                                 259,000(b)         14,071,470
Autodesk                                        133,000             5,906,530
Certegy                                          56,000             2,149,280
ChoicePoint                                      99,000(b)          4,182,750
DST Systems                                     136,000(b)          6,152,640
Electronic Arts                                 155,000(b)          7,715,900
Fiserv                                          208,000(b)          7,234,240
Iron Mountain                                   348,000(b)         10,728,840
Juniper Networks                                724,112(b)         16,574,924
Mercury Interactive                             312,000(b)         10,767,120
NAVTEQ                                          144,000(b)          4,734,720
Paychex                                         208,000             6,171,360
Salesforce.com                                   28,800(b,d)          374,400
SunGard Data Systems                            352,000(b)          8,096,000
VeriSign                                        244,000(b)          4,235,840
Total                                                             109,096,014

Electronics (6.9%)
Altera                                          207,000(b)          3,916,440
ASML Holding                                    698,000(b,c)        9,032,120
Broadcom Cl A                                   193,000(b)          5,238,020
KLA-Tencor                                      208,000(b)          7,770,880
Marvell Technology Group                        272,000(b,c)        6,288,640
Maxim Integrated Products                        83,000             3,604,690
Microchip Technology                            313,000             8,260,070
Natl Semiconductor                              442,000(b)          5,891,860
Xilinx                                          136,000             3,730,480
Total                                                              53,733,200

Energy (5.5%)
Apache                                          208,000             9,295,520
Chesapeake Energy                               285,000             4,027,050
EOG Resources                                   158,000             9,127,660
Pioneer Natural Resources                       203,000             6,790,350
XTO Energy                                      488,000            13,683,520
Total                                                              42,924,100

Energy equipment & services (3.7%)
BJ Services                                     259,000(b)         12,444,950
Nabors Inds                                     209,000(b,c)        9,216,900
Precision Drilling                              155,000(b,c)        7,657,000
Total                                                              29,318,850

Financial services (2.5%)
Alliance Data Systems                           314,000(b)         11,994,800
CapitalSource                                   371,000(b)          7,564,690
Total                                                              19,559,490

Health care products (17.9%)
Allergan                                         93,000             6,942,450
Amylin Pharmaceuticals                          261,000(b)          5,165,190
Biomet                                          218,000             9,951,700
CR Bard                                         334,000            18,737,399
Eyetech Pharmaceuticals                         261,000(b,d)        9,061,920
Gen-Probe                                       235,000(b)          8,483,500
Genzyme                                         156,000(b)          8,424,000
Gilead Sciences                                 201,000(b)         13,895,130
Invitrogen                                      208,000(b)         10,296,000
Kinetic Concepts                                128,500(b)          6,395,445
Martek Biosciences                              100,000(b)          5,340,000
Medco Health Solutions                          275,000(b)          8,588,250
MGI Pharma                                      139,000(b)          3,228,970
OSI Pharmaceuticals                              52,000(b)          3,098,680
Sepracor                                         91,000(b)          4,514,510
St. Jude Medical                                135,000(b)          9,078,750
Wright Medical Group                             64,000(b)          1,728,000
Zimmer Holdings                                 116,000(b)          8,270,800
Total                                                             141,200,694

Health care services (3.9%)
Anthem                                           68,000(b)          5,524,320
Caremark Rx                                     521,000(b)         14,952,700
Community Health Systems                        416,000(b)         10,400,000
Total                                                              30,877,020

Household products (1.4%)
Church & Dwight                                 237,000            10,657,890

Industrial services (2.7%)
Cintas                                          133,000             5,454,330
Fastenal                                        256,000            16,071,680
Total                                                              21,526,010

Industrial transportation (3.1%)
C.H. Robinson Worldwide                         105,000             4,480,350
JB Hunt Transport Services                      573,000            19,424,700
Total                                                              23,905,050

Insurance (4.6%)
Assurant                                        190,000             5,042,600
Axis Capital Holdings                           342,000(c)          8,163,540
IPC Holdings                                    119,000(c)          4,318,510
United Natl Group Cl A                          261,000(b,c)        4,045,500
WellChoice                                      289,000(b)         10,302,850
Willis Group Holdings                           123,000(c)          4,301,310
Total                                                              36,174,310

Lodging & gaming (1.2%)
GTECH Holdings                                  394,000             9,259,000

Media (4.5%)
EW Scripps Cl A                                 139,000            14,221,090
Univision
  Communications Cl A                           551,000(b)         18,183,000
XM Satellite Radio
  Holdings Cl A                                  91,000(b)          2,499,770
Total                                                              34,903,860

Multi-industry (9.2%)
Apollo Group Cl A                               107,000(b)          8,346,000
Corporate Executive Board                       262,000            15,421,320
Danaher                                         261,000            13,420,620
Harman Intl Inds                                 62,000             5,994,780
Manpower                                        364,000            15,371,720
Zebra Technologies Cl A                         234,000(b)         13,373,100
Total                                                              71,927,540

Paper & packaging (2.1%)
Smurfit-Stone Container                         929,000(b)         16,480,460

Restaurants (2.7%)
Brinker Intl                                    208,000(b)          6,333,600
Starbucks                                       339,000(b)         14,658,360
Total                                                              20,991,960

Retail -- general (1.0%)
Advance Auto Parts                              209,000(b)          7,745,540
Cabela's CI A                                     9,800(b)            250,880
Total                                                               7,996,420

Telecom equipment & services (0.8%)
Research in Motion                              100,000(b,c)        6,022,000

Textiles & apparel (1.8%)
Chico's FAS                                     239,000(b)          9,775,100
Coach                                            96,000(b)          4,046,400
Total                                                              13,821,500

Total common stocks
(Cost: $665,241,547)                                             $757,000,435

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
194   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

Bond (0.3%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount
Federal Farm Credit Bank
   03-15-06               2.50%              $2,000,000            $2,002,688

Total bond
(Cost: $1,999,422)                                                 $2,002,688

Short-term securities (4.8%)(e)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (3.1%)
Federal Home Loan Bank Disc Nt
  09-15-04                1.27%              $8,700,000            $8,695,415
Federal Home Loan Mtge Corp Disc Nt
  09-21-04                1.36                4,500,000             4,496,437
Federal Natl Mtge Assn Disc Nts
  09-23-04                1.51                6,000,000             5,994,212
  09-27-04                1.51                5,000,000             4,994,337
Total                                                              24,180,401

Commercial paper (1.7%)
Merrill Lynch
  09-01-04                1.43                5,600,000             5,599,778
  09-09-04                1.53                7,600,000             7,597,093
Total                                                              13,196,871

Total short-term securities
(Cost: $37,378,806)                                               $37,377,272

Total investments in securities
(Cost: $704,619,775)(f)                                          $796,380,395

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2004, the value of foreign securities represented 8.3% of net assets.

(d) Security is partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.7% of this category (see Note 6 to the financial statements). 3.1% of the short-term securities is the Fund's cash equivalent position.

(f) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $707,136,278 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                  $132,170,650
        Unrealized depreciation                                   (42,926,533)
                                                                  -----------
        Net unrealized appreciation                              $ 89,244,117
                                                                 ------------

      Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 2004 are as follows:

                                        Beginning      Purchase      Sales       Ending   Dividend
      Issuer                              cost           cost        cost         cost     income     Value(a)
      Knowledge Mechanics Group*       $3,300,002         $--     $3,300,002       $--       $--         $--

      * Issuer was not an affiliate for the entire year ended Aug. 31, 2004.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
195   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Threadneedle Emerging Markets Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (91.0%)(c)
Issuer                                            Shares              Value(a)

Brazil (7.4%)

Banks and savings & loans (0.7%)
Unibanco - Uniao de Bancos
  Brasileiros ADR                                14,731              $337,340

Energy (1.1%)
Petroleo Brasileiro ADR                          18,719               522,073

Metals (1.9%)
Cia Vale do Rio Doce ADR                         18,255               889,019

Paper & packaging (1.2%)
Aracruz Celulose ADR                             15,265               531,375

Utilities -- electric (0.7%)
Cia Energetica de
  Minas Gerais                               17,200,000               316,777

Utilities -- telephone (1.8%)
Brasil Telecom
  Participacoes ADR                              24,730               806,940

Chile (0.6%)

Banks and savings & loans
Banco Santander Chile ADR                        10,818               295,331

China (2.3%)

Metals (1.0%)
Yanzhou Coal Mining Cl H                        422,000               457,178

Multi-industry (0.6%)
China Merchants
  Holdings Intl                                 188,000               285,623

Telecom equipment & services (0.7%)
China Telecom Cl H                              956,000               306,418

Czechoslovakia Federated Republic (1.3%)

Banks and savings & loans
Komercni Banka                                    5,494               591,403

Estonia (1.4%)

Banks and savings & loans
Hansabank                                        75,845               635,308

Hong Kong (2.1%)

Real estate (1.1%)
Sun Hung Kai Properties53,000                   492,641

Retail -- general (1.0%)
Giordano Intl                                   820,000               459,948

Hungary (2.2%)

Health care products
Gedeon Richter                                    9,360             1,006,452

India (4.6%)

Banks and savings & loans (2.1%)
Housing Development Finance                      48,849               586,451
State Bank of India ADR                          17,697               377,831
Total                                                                 964,282

Beverages & tobacco (1.3%)
ITC                                              26,602               600,855

Computer software & services (1.2%)
Infosys Technologies                             15,675               532,612

Israel (3.6%)

Computer software & services (1.3%)
Check Point Software
  Technologies                                   33,161(b)            581,644

Electronics (0.8%)
Orbotech                                         21,900(b)            365,511

Health care products (1.5%)
Teva Pharmaceutical Inds ADR                     26,632               725,722

Malaysia (3.0%)

Banks and savings & loans (0.7%)
Malayan Banking                                 120,600               330,063

Cellular telecommunications (1.3%)
Maxis Communications                            274,200               616,950

Leisure time & entertainment (1.0%)
Resorts World                                   190,300               443,199

Mexico (10.3%)

Beverages & tobacco (2.2%)
Fomento Economico
  Mexicano ADR                                   11,284               487,807
Grupo Modelo Series C                           218,300               520,172
Total                                                               1,007,979

Cellular telecommunications (4.1%)
America Movil ADR Series L56,128              1,922,384

Media (1.5%)
Grupo Televisa ADR                               14,596               702,505

Real estate (1.0%)
Consorcio ARA ADR                               166,000(b)            444,029

Retail -- general (1.5%)
Wal-Mart de Mexico                              212,570               675,793

Russia (8.4%)

Energy (5.5%)
LUKOIL ADR                                       18,072             2,132,496
Surgutneftegax ADR                               11,028               384,877
Total                                                               2,517,373

Metals (0.4%)
Mining and Metallurgical
  Company Norilsk Nickel ADR                      2,937               165,647

Utilities -- natural gas (0.5%)
OAO Gazprom ADR                                   7,350(d)            242,550

Utilities -- telephone (2.0%)
Mobile Telesystems ADR                            7,101               918,585

South Africa (5.5%)

Banks and savings & loans (2.7%)
FirstRand                                       344,141               550,943
Standard Bank Group                             103,141               685,661
Total                                                               1,236,604

Insurance (0.9%)
Sanlam                                          311,174               418,012

Telecom equipment & services (1.9%)
Telkom South Africa                              72,632               862,025

South Korea (16.1%)

Automotive & related (1.5%)
Hyundai Motor ADR                                32,292(d)            694,278

Banks and savings & loans (3.3%)
Hana Bank                                        39,610               888,471
Kookmin Bank ADR                                 20,080(b)            641,194
Total                                                               1,529,665

Beverages & tobacco (0.9%)
KT&G                                             16,990               433,430

Electronics (7.5%)
Samsung Electronics                               8,630             3,377,266

Metals (2.0%)
POSCO                                             6,250               897,544

Retail -- general (0.9%)
Shinsegae                                         1,550               406,178

Taiwan (13.8%)

Banks and savings & loans (4.4%)
Chinatrust Financial Holding                  1,120,136             1,180,026
Taishin Financial Holdings                    1,083,790               823,703
Total                                                               2,003,729

Computer hardware (1.0%)
Asustek Computer                                209,800               467,891

Electronics (5.9%)
Acer                                            282,584               375,640
Optimax Technology                              149,933               358,576
Taiwan Semiconductor Mfg                      1,173,340             1,618,257
Yageo                                           894,000(b)            371,210
Total                                                               2,723,683

Insurance (1.5%)
Cathay Financial Holding389,000                 679,191

Telecom equipment & services (1.0%)
Taiwan Cellular                                 501,000               470,450

Thailand (4.3%)

Banks and savings & loans (3.5%)
Bangkok Bank                                    299,500(b)            712,068
Kasikornbank                                    774,800(b)            893,141
Total                                                               1,605,209

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
196   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Threadneedle Emerging Markets Fund

Issuer                                            Shares              Value(a)

Thailand (cont.)

Utilities -- telephone (0.8%)
Advanced Info Service                           162,900              $369,694

Turkey (2.4%)

Banks and savings & loans (0.6%)
Akbank TAS                                   66,127,066               280,088

Beverages & tobacco (0.3%)
Anadolu Efes Biracilik ve
  Malt Sanayil                               11,738,062               156,922

Food (1.1%)
Migros Turk TAS                              88,109,213               472,326

Furniture & appliances (0.4%)
Arcelik                                      37,876,363(b)            196,777

United Kingdom (1.8%)

Metals
BHP Billiton                                     90,143               839,007

Total common stocks
(Cost: $40,503,343)                                               $41,811,478

Preferred stocks (3.3%)(c)
Issuer                                            Shares              Value(a)

Brazil (1.7%)
Banco Itau Holding
  Financeira                                  7,578,000              $766,449

South Korea (1.6%)
Samsung Electronics                               2,880               742,210

Total preferred stocks
(Cost: $1,254,452)                                                 $1,508,659

Short-term securities (3.0%)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
  09-03-04                1.42%                $500,000              $499,941
Federal Home Loan Mtge Corp Disc Nt
  09-09-04                1.28                  500,000               499,840
Federal Natl Mtge Assn Disc Nt
   10-12-04               1.58                  400,000               399,263

Total short-term securities
(Cost: $1,399,106)                                                 $1,399,044

Total investments in securities
(Cost: $43,156,901)(e)                                            $44,719,181

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c)     Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $936,828 or 2.0% of net assets.

(e) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $43,280,671 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                   $ 2,802,345
        Unrealized depreciation                                    (1,363,835)
                                                                   ----------
        Net unrealized appreciation                               $ 1,438,510
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
197   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Threadneedle International Fund

Aug. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (96.3%)(c)
Issuer                                            Shares              Value(a)

Australia (1.3%)

Media (0.4%)
News Corp                                       548,498            $4,260,969

Metals (0.9%)
BHP Billiton                                    925,623             8,559,664

Austria (0.6%)

Building materials & construction
Wienerberger                                    154,827             5,617,357

Belgium (0.5%)

Telecom equipment & services
Belgacom                                        154,991(b)          5,177,972

Brazil (1.1%)

Metals (0.6%)
Cia Vale do Rio Doce ADR                        115,600             5,629,720

Paper & packaging (0.5%)
Aracruz Celulose ADR                            149,333             5,198,282

Denmark (0.5%)

Insurance
Topdanmark                                       75,651(b)          4,731,671

Finland (0.5%)

Computer software & services
TietoEnator                                     166,916             4,420,041

France (9.0%)

Automotive & related (0.6%)
Renault                                          77,422             6,221,247

Banks and savings & loans (0.6%)
BNP Paribas                                     104,348             6,322,966

Beverages & tobacco (0.8%)
LVMH Moet Hennessy
  Louis Vuitton                                 125,067             8,009,356

Energy (2.7%)
Total                                           130,671            25,470,627

Health care services (0.7%)
Essilor Intl                                    115,895             7,111,551

Insurance (0.8%)
AXA                                             397,003             8,115,468

Multi-industry (2.3%)
Sanofi-Aventis                                  164,126(d)         11,669,690
Sanofi-Aventis - New                             73,203(b)          5,213,794
Vivendi Universal                               207,255(b)          5,117,314
Total                                                              22,000,798

Utilities -- telephone (0.5%)
France Telecom                                  205,832             4,869,168

Germany (6.3%)

Automotive & related (1.5%)
Bayerische Motoren Werke                        119,773             4,941,964
Continental                                     200,760            10,422,298
Total                                                              15,364,262

Banks and savings & loans (0.5%)
Hypo Real Estate Holding                        143,985(b)          4,603,425

Computer software & services (0.4%)
SAP                                              25,035             3,649,995

Electronics (0.6%)
Siemens                                          87,397             5,983,203

Health care products (0.6%)
Celesio                                          81,952             5,429,842

Retail -- general (0.6%)
Metro                                           127,423             5,918,497

Utilities -- electric (1.5%)
E.On                                            201,832            14,328,547

Utilities -- telephone (0.6%)
Deutsche Telekom                                352,596(b)          6,151,665

Hong Kong (3.1%)

Financial services (1.1%)
Cheung Kong Holdings                            610,000             5,259,430
Hong Kong Exchanges
  & Clearing                                  2,804,000             6,129,413
Total                                                              11,388,843

Multi-industry (1.0%)
New World Development                         4,033,400             3,800,801
Swire Pacific Cl A                              842,000             5,964,320
Total                                                               9,765,121

Real estate (1.0%)
Sun Hung Kai Properties                       1,010,000             9,388,061

Ireland (2.3%)

Banks and savings & loans (1.3%)
Anglo Irish Bank                                740,909            12,331,119

Building materials & construction (1.0%)
CRH                                             427,473             9,711,571

Italy (3.5%)

Banks and savings & loans (0.7%)
Banco Popolare di
  Verona e Novara                               407,316             6,709,627

Energy (1.7%)
Eni                                             835,989            17,109,502

Insurance (0.7%)
Riunione Adriatica di Sicurta                   367,507             6,487,879

Multi-industry (0.4%)
Autostrade                                      187,272             3,752,941

Japan (19.3%)

Automotive & related (2.0%)
Nissan Motor                                    594,000             6,482,175
Toyota Motor                                    342,000            13,525,954
Total                                                              20,008,129

Banks and savings & loans (1.0%)
Mitsubishi Tokyo Financial Group                    917             8,269,203
Sumitomo Mitsui Financial Group                     359             2,172,471
Total                                                              10,441,674

Building materials & construction (0.4%)
Asahi Glass                                     400,000             3,870,731

Cellular telecommunications (0.5%)
NTT DoCoMo                                        2,560             4,757,667

Chemicals (1.0%)
Shin-Etsu Chemical                               80,700             2,822,247
Sumitomo Chemical                             1,700,000             7,641,674
Total                                                              10,463,921

Computer software & services (0.4%)
Nomura Research Institute                        39,000             3,552,595

Electronics (2.3%)
Hitachi                                         650,000             4,094,113
Hitachi Maxell                                  301,800             4,271,563
Keyence                                          35,050             7,194,187
Murata Manufacturing                             60,000             2,982,697
Rohm                                             30,000             3,117,275
Tokyo Electron                                   31,000             1,594,983
Total                                                              23,254,818

Engineering & construction (0.5%)
Daiwa House Inds                                500,000             5,213,769

Financial services (1.0%)
Nomura Holdings                                 495,000             6,833,837
Sumitomo Trust & Banking                        417,000             2,531,090
Total                                                               9,364,927

Furniture & appliances (0.7%)
Matsushita Electric Industrial                  490,000             6,598,828

Health care products (0.8%)
Chugai Pharmaceutical                           238,100             3,509,485
Yamanouchi Pharmaceutical                       120,000             4,163,691
Total                                                               7,673,176

Household products (0.5%)
Kao                                             179,000             4,408,221

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
198   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Threadneedle International Fund

Issuer                                            Shares              Value(a)

Japan (cont.)

Industrial transportation (0.6%)
East Japan Railway                                  750            $4,215,874
West Japan Railway                                  309             1,281,489
Total                                                               5,497,363

Insurance (0.6%)
Sompo Japan Insurance                           599,000             5,615,454

Machinery (1.0%)
Amada                                           750,000             4,257,072
SMC                                              55,000             5,292,045
Total                                                               9,549,117

Media (1.1%)
Dai Nippon Printing                             301,000             4,433,846
Dentsu                                              950             2,296,073
Nippon Telegraph & Telephone                        850             3,688,547
Total                                                              10,418,466

Metals (0.4%)
Nippon Steel                                  1,850,000             4,251,121

Multi-industry (1.3%)
Canon                                           145,000             6,929,415
Mitsubishi                                      600,000             6,223,565
Total                                                              13,152,980

Paper & packaging (0.7%)
Nippon Unipac Holding                             1,354             6,483,036

Real estate (0.9%)
Mitsui Fudosan                                  750,000             8,308,157

Retail -- general (0.8%)
Marui                                           196,000             2,592,877
Seven-Eleven Japan                              157,000             4,800,696
Total                                                               7,393,573

Utilities -- electric (0.8%)
Tokyo Electric Power                            330,000             7,628,399

Mexico (1.8%)

Cellular telecommunications (1.3%)
America Movil ADR Series L                      319,385            10,938,937
America Telecom Cl A1                           696,288(b)          1,300,685
Total                                                              12,239,622

Retail -- general (0.5%)
Wal-Mart de Mexico                            1,621,300             5,154,364

Netherlands (3.5%)

Banks and savings & loans (1.2%)
ING Groep                                       494,180            12,063,370

Energy (0.7%)
Royal Dutch Petroleum1                           26,747(d)          6,397,880

Food (0.9%)
Royal Numico                                    283,117(b)          8,906,920

Industrial services (0.7%)
Koninklijke Philips
  Electronics                                   298,315             6,878,982

Norway (0.7%)

Insurance
Storebrand                                    1,089,426             7,239,440

Russia (0.8%)

Energy
LUKOIL ADR                                       62,300             7,351,400

Singapore (1.6%)

Banks and savings & loans (1.1%)
DBS Group Holdings                            1,167,000            10,621,470

Real estate (0.5%)
City Developments                             1,382,000             5,120,012

South Africa (0.6%)

Metals
Anglo American                                  269,489             6,095,201

South Korea (2.2%)

Automotive & related (0.2%)
Hyundai Motor                                    55,100             2,385,778

Banks and savings & loans (0.5%)
Kookmin Bank ADR                                137,690(b)          4,396,713

Electronics (1.2%)
Samsung Electronics                              31,220            12,217,641

Metals (0.3%)
POSCO                                            17,970             2,580,620

Spain (1.8%)

Banks and savings & loans (0.7%)
Banco Popular Espanol                           140,919             7,639,965

Computer software & services (0.4%)
Indra Sistemas                                  306,989             3,928,209

Utilities -- electric (0.7%)
Iberdrola                                       309,806             6,333,002

Sweden (1.1%)

Telecom equipment & services
Telefonaktiebolaget LM
  Ericsson Cl B                               3,987,400(b)         10,643,323

Switzerland (6.5%)

Banks and savings & loans (2.0%)
Credit Suisse Group                             139,576             4,352,796
UBS                                             228,991            15,349,231
Total                                                              19,702,027

Chemicals (0.5%)
Syngenta                                         52,115(b)          4,680,310

Food (0.3%)
Nestle                                           12,871             3,043,474

Health care products (3.2%)
Nobel Biocare Holding                            76,660            10,833,839
Novartis                                        145,975             6,747,857
Roche Holding                                   140,378            13,604,452
Total                                                              31,186,148

Retail -- general (0.5%)
Swatch Group Cl B                                40,498             4,979,918

Taiwan (2.2%)

Banks and savings & loans (1.3%)
Chinatrust Financial
  Holding                                    11,801,620            12,432,600

Electronics (0.9%)
Taiwan Semiconductor Mfg                      6,225,162             8,585,674

United Kingdom (26.1%)

Aerospace & defense (1.4%)
Rolls-Royce Group                             2,048,344             8,555,117
Smiths Group                                    383,147             4,792,125
Total                                                              13,347,242

Banks and savings & loans (3.1%)
Lloyds TSB Group                              1,134,870             8,528,751
Royal Bank of
  Scotland Group                                373,006            10,399,427
Standard Chartered                              637,038            10,826,306
Total                                                              29,754,484

Beverages & tobacco (1.7%)
British American Tobacco                        416,069             6,279,911
Gallaher Group                                  516,485             6,138,691
SABMiller ADR                                   294,405             3,666,287
Total                                                              16,084,889

Building materials & construction (0.5%)
BPB                                             710,254             5,174,483

Cellular telecommunications (2.0%)
Vodafone Group                                8,565,068            19,487,919

Computer software & services (0.4%)
ARM Holdings                                  2,538,683             3,614,422

Energy (3.2%)
BP                                            2,693,876            23,922,553
Cairn Energy                                    306,643(b)          8,283,959
Total                                                              32,206,512

Financial services (1.9%)
HSBC Holdings                                   607,477             9,448,088
Land Securities Group                           456,424             9,459,531
Total                                                              18,907,619

Food (0.5%)
Associated British Foods                        449,825             5,070,773

Health care products (0.6%)
AstraZeneca                                     117,505             5,410,664

Industrial services (0.4%)
BOC Group                                       269,784             4,349,104

Insurance (1.4%)
HHG                                           9,324,677(b)          7,772,286
Prudential                                      794,336             6,284,519
Total                                                              14,056,805

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
199   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Threadneedle International Fund

Issuer                                            Shares              Value(a)

United Kingdom (cont.)

Leisure time & entertainment (0.9%)
Carnival                                        173,693            $8,351,633

Media (0.6%)
Taylor Nelson Sofres                          1,483,217             5,372,841

Metals (0.5%)
Xstrata                                         335,012             4,875,354

Multi-industry (0.1%)
Hays                                            294,355               628,627

Retail -- general (1.2%)
GUS                                             769,314            11,764,102

Retail -- grocery (2.6%)
Morrison Wm
  Supermarkets                                2,402,145             7,814,113
Tesco                                         3,556,949            17,051,499
Total                                                              24,865,612

Telecom equipment & services (0.7%)

mm02                                          3,976,432(b)          6,431,782
Utilities -- electric (0.6%)

Scottish & Southern
  Energy ADR                                    462,354             6,141,089
Utilities -- natural gas (1.2%)

BG Group                                      1,875,619            11,577,332

Total common stocks
(Cost: $856,290,762)                                             $937,974,430

Preferred stocks & other (1.6%)(c)
Issuer                                            Shares              Value(a)

Germany (1.6%)

Porsche                                          19,194           $11,678,509
ProSiebenSat.1 Media                            235,886             4,080,988
Total                                                              15,759,497

Singapore (--%)

City Development
  Warrants                                      138,200               308,007

Total preferred stocks & other
(Cost: $13,508,762)                                               $16,067,504

Short-term securities (2.2%)(e)
Issuer                 Effective               Amount                Value(a)
                         yield               payable at
                                              maturity
U.S. government agencies
Federal Home Loan Mtge Corp Disc Nt
  09-14-04                1.50%              $5,000,000            $4,997,083
Federal Natl Mtge Assn Disc Nts
  09-08-04                1.26                4,700,000             4,698,689
  10-20-04                1.60                7,800,000             7,782,706
  10-01-04                1.53                3,600,000             3,595,257

Total short-term securities
(Cost: $21,074,505)                                               $21,073,735

Total investments in securities
(Cost: $890,874,029)(f)                                          $975,115,669

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c)     Foreign security values are stated in U.S. dollars.

(d) Security is partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of this category (see Note 6 to the financial statements). 1.4% of the short-term securities is the Fund's cash equivalent position.

(f) At Aug. 31, 2004, the cost of securities for federal income tax purposes was $894,021,530 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                  $100,867,329
        Unrealized depreciation                                   (19,773,190)
                                                                  -----------
        Net unrealized appreciation                              $ 81,094,139
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
200   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

PART C.  OTHER INFORMATION

Item 22. Exhibits

(a)(1) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(a)(2) Articles of Amendment to the Articles of Incorporation, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(a)(3) Articles of Amendment to the Articles of Incorporation, dated November 15, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(b)      By-Laws as amended January 11, 2001, filed electronically as Exhibit
         (b) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund, AXP Variable Portfolio - Stock Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation, dated December 1, 2002, filed electronically on or about Oct. 28, 2003 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Large Cap Value Fund and American Express Financial Corporation dated September 10, 2003 filed electronically as Exhibit (d)(14) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(d)(3) Subadvisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC on behalf of AXP Variable Portfolio
         - Small Cap Advantage Fund dated Sept. 13, 1999, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(4) Subadvisory Agreement by and between American Express Financial Corporation and Threadneedle International Limited, dated July 10, 2004, is filed electronically herewith as Exhibit (d)(4).

(d)(5) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(6) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Strategy Aggressive Fund and AXP Variable
         Portfolio  -  International   Fund,  and  American  Express  Financial
         Corporation,  dated  June 3,  2002,  filed  electronically  as Exhibit
         (d)(23) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(7) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(d)(8) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - New Dimensions Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(25) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(9) Administrative Services Agreement dated Sept. 13, 1999, between AXP Variable Portfolio Investment Series, Inc. on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Financial Corporation filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 40 filed on or about May 28, 1999, is incorporated by reference.

(d)(10) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund, and AXP Variable Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(27) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(11) Administrative Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(14) to Registrant's Post - Effective Amendment No. 43 filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(12) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(29) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(13) Administrative Service Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 45 filed on or about May 16, 2001, is incorporated by reference.

(d)(14) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(31) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(15) Administrative Service Agreement between Registrant on behalf of AXP Variable Portfolio - Large Cap Value Fund and American Express Financial Corporation, dated September 10, 2003 filed electronically as Exhibit (d)(36) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(e)      Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life
         Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(g)(3) Custodian Agreement dated Sept. 13, 1999, between AXP Variable Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio
         - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Trust Company filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Trust Company, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(g)(5) Custodian Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Trust Company, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 45, filed on or about May 16, 2001, is incorporated by reference.

(g)(6) Custodian Agreement between Registrant, on behalf of AXP Variable Portfolio - Large Cap Value Fund, and American Express Trust Company, dated September 10, 2003 filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(g)(7) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(8) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(9) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(10) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(11) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(2) Agreement and Plan of Reorganization, dated Jan. 8, 2004, between IDS Life Series, Fund, on behalf of its series, IDS Life Series - Equity Portfolio, and AXP Variable Portfolio - Investment Series, Inc., on behalf of its series, AXP Variable Portfolio - Capital Resource Fund, and American Express Financial Corporation is filed electronically herewith as Exhibit (h)(2).

(h)(3) Agreement and Plan of Reorganization, dated Jan. 8, 2004, between IDS Life Series, Fund, on behalf of its series, IDS Life Series - International Equity Portfolio, and AXP Variable Portfolio - Investment Series, Inc., on behalf of its series, AXP Variable Portfolio - International Fund, and American Express Financial Corporation is filed electronically herewith as Exhibit (h)(3).

(h)(4) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - Equity Select Fund, a series of AXP Variable Portfolio - Investment Series, Inc. is filed electronically herewith as Exhibit (h)(4).

(h)(5) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - Large Cap Value Fund, a series of AXP Variable Portfolio - Investment Series, Inc. is filed electronically herewith as Exhibit (h)(5).

(h)(6) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - S&P 500 Index Fund, a series of AXP Variable Portfolio - Investment Series, Inc. is filed electronically herewith as Exhibit (h)(6).

(h)(7) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - Threadneedle Emerging Markets Fund, a series of AXP Variable Portfolio - Investment Series, Inc. is filed electronically herewith as Exhibit (h)(7).

(h)(8) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(9) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm, is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company dated Oct. 13, 1981, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference

(m)(2) Plan and Agreement of Distribution dated Sept. 20, 1999, between Registrant (on behalf of AXP(SM) Variable Portfolio - Capital Resource Fund, AXP(SM) Variable Portfolio - International Fund, AXP(SM) Variable Portfolio - New Dimensions Fund and AXP(SM) Variable Portfolio - Strategy Aggressive Fund) and IDS Life Insurance Company, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(3) Plan and Agreement of Distribution dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(4) Plan and Agreement of Distribution dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 45, filed on or about
         May 16, 2001, is incorporated by reference.

(m)(5) Plan and Agreement of Distribution dated September 10, 2003, between Registrant, on behalf of AXP Variable Portfolio - Large Cap Value Fund, and IDS Life Insurance Company filed electronically as Exhibit (m)(6) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(n)      Rule 18f-3 Plan: Not Applicable.

(o)      Reserved

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-72174, is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated July 7, 2004, filed electronically on or about Aug. 26, 2004 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 51 to Registration Statement No. 2-73115 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002 filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 48 is incorporated by reference.

Item 23.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 24. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 25.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director and Executive
                                Insurance Company                                         Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Enterprise Life                                  Director, Vice President - Finance
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President
                                Financial Advisors Inc.

                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director and Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director and Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth I. Chenault
Director

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

Paul James Dolan                American Express Financial                                Vice President - CAO Product Sales
Vice President -                Advisors Inc.
CAO Product Sales

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Financial      Management Group Inc.                                     Growth Spectrum
Education & Planning
Services                        American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

                                American Express Client                                   Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Peter A. Gallus                 Advisory Capital Strategies                               Director
Vice President - Investment     Group Inc.
Administration
                                American Express Financial                                Vice President - CAO - AEFA
                                Advisors Inc.                                             Investment Management

                                American Express Asset                                    Assistant Treasurer
                                Management Group, Inc.

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steven Guida                    American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Client                                   Director
                                Service Corporation

                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Fixed Income
                                Advisors Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -  U.S.
Senior Vice President -         Advisors Inc.                                             Advisor Group
U.S. Advisor Group

Henry Heitman
Vice President - Brokerage
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director and President
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director and Vice President -
                                of New York                  P.O. Box 5555                Third Party Distribution
                                                             Albany, NY  12205-0555

Nancy R. Hughes
Assistant Vice President

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Compensation
Vice President - Advice and     Advisors Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Amy K. Johnson
Vice President -
Operations and
Compliance

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Director
                                Asset Management
                                Group International Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                IDS Life Series Fund Inc.                                 Vice President-Investments

                                IDS Life Variable Annuity                                 Vice President-Investments
                                Funds A and B

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth Active &
Field Force Growth Active &                                                               Retention
Retention

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Active
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Vice President - Comp
Vice President - Comp           Advisors Inc.                                             and Licensing Services
and Licensing Services
                                American Express Client                                   Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  American Express                                          Vice President - Business
Vice President - Business       Financial Advisors Inc.                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Holly Morris                    American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Technologies
Technologies

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

Roger Natarajan                 American Enterprise Life                                  Director
Vice President - Finance        Insurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Paul Pearson
Vice President - SPS
and External Products

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - One Account
                                Advisors Inc.                                             and Cash

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Scott R. Plummer                American Centurion Life                                   38a-1 Chief Compliance Officer
Vice President -                Assurance Company
Asset Management
Compliance                      American Enterprise Life                                  38a-1 Chief Compliance Officer
                                Insurance Company

                                American Express Certificate                              38a-1 Chief Compliance Officer
                                Company

                                American Partners                                         38a-1 Chief Compliance Officer
                                Life Insurance Company

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer
                                of New York

Teresa J. Rasmussen             American Centurion Life                                   Assistant General Counsel
Vice President and Assistant    Assurance Company
General Counsel
                                American Enterprise Life                                  Assistant General Counsel
                                Insurance Company

                                American Express Corporation                              Vice President

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                IDS Life Insurance Company                                General Counsel

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel
                                of New York                  Albany, NY 12205-0555

                                American Partners                                         General Counsel
                                Life Insurance Company

Lisa Reitsma
Vice President - Finance
Emerging Technologies

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Mark E. Schwarzmann             American Enterprise Life                                  Director, Chairman of the Board and
Vice President - Insurance      Insurance Company                                         Chief Executive Officer
and Annuities
                                American Express Financial                                Senior Vice President - Insurance
                                Advisors Inc.                                             and Annuities

                                American Partners Life                                    Director, Chairman of the Board and
                                Insurance Company                                         Chief Executive Officer

                                IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Senior Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan Sponsor
Vice President - Plan           Advisors Inc.                                             Services
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President and Treasurer

Bridget M. Sperl                American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director, Chairman of the Board;
                                Service Corporation                                       President and Chief Executive Officer

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company


Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President -                Assurance Company
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Express                                          Vice President - AEFA Controller
                                Financial Advisors Inc.                                   and Treasurer

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Enterprise Investment                            Chief Financial Officer
Vice President - Lead           Services, Inc.
Financial Officer -
Products Group                  American Express Financial                                Chief Financial Officer, Vice President,
                                Advisors Inc.                                             Lead Financial Officer - Banking,
                                                                                          Brokerage and Managed Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Ramanathan Venkataramana        American Express Financial                                Vice President - Technologies III
Vice President -                Advisors Inc.
Technologies III

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Client                                   Chief Compliance Officer
                                Service Corporation

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                AMEX Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President and Senior       Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President and Equity
                                Advisors Inc.                                             Senior Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 27.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 28.      Management Services

              Not Applicable.

Item 29.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Investment Series, Inc, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 27th day of October, 2004.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 27th day of October, 2004.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney, dated July 7, 2004, filed electronically or or about Aug. 26, 2004 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 51 to Registration Statement No. 2-73115, by:




/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 52 TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.


Part A.

         The prospectus for:

         AXP(R) Variable Portfolio - Cash Management Fund.
         AXP(R) Variable Portfolio - Core Bond Fund.
         AXP(R) Variable Portfolio - Diversified Bond Fund.
         AXP(R) Variable Portfolio - Diversified Equity Income Fund. AXP(R) Variable Portfolio - Equity Select Fund.
         AXP(R) Variable Portfolio - Global Bond Fund.
         AXP(R) Variable Portfolio - Growth Fund.
         AXP(R) Variable Portfolio - High Yield Bond Fund.
         AXP(R) Variable Portfolio - Income Opportunities Fund.
         AXP(R) Variable Portfolio - Inflation Protected Securities Fund. AXP(R) Variable Portfolio - Large Cap Equity Fund.
         AXP(R) Variable Portfolio - Large Cap Value Fund.
         AXP(R) Variable Portfolio - Managed Fund.
         AXP(R) Variable Portfolio - New Dimensions Fund.
         AXP(R) Variable Portfolio - Partners Select Value Fund.
         AXP(R) Variable Portfolio - Partners Small Cap Value Fund. AXP(R) Variable Portfolio - S&P 500 Index Fund.
         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund. AXP(R) Variable Portfolio - Small Cap Advantage Fund.
         AXP(R) Variable Portfolio - Strategy Aggressive Fund.
         AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund. AXP(R) Variable Portfolio - Threadneedle International Fund.

Part B.

         Statement of Additional Information for:

         AXP(R) Variable Portfolio - Cash Management Fund.
         AXP(R) Variable Portfolio - Core Bond Fund.
         AXP(R) Variable Portfolio - Diversified Bond Fund.
         AXP(R) Variable Portfolio - Diversified Equity Income Fund. AXP(R) Variable Portfolio - Equity Select Fund.
         AXP(R) Variable Portfolio - Global Bond Fund.
         AXP(R) Variable Portfolio - Growth Fund.
         AXP(R) Variable Portfolio - High Yield Bond Fund.
         AXP(R) Variable Portfolio - Income Opportunities Fund.
         AXP(R) Variable Portfolio - Inflation Protected Securities Fund. AXP(R) Variable Portfolio - Large Cap Equity Fund.
         AXP(R) Variable Portfolio - Large Cap Value Fund.
         AXP(R) Variable Portfolio - Managed Fund.
         AXP(R) Variable Portfolio - New Dimensions Fund.
         AXP(R) Variable Portfolio - Partners Select Value Fund.
         AXP(R) Variable Portfolio - Partners Small Cap Value Fund. AXP(R) Variable Portfolio - S&P 500 Index Fund.
         AXP(R) Variable Portfolio - Short Duration U.S. Government Fund. AXP(R) Variable Portfolio - Small Cap Advantage Fund.
         AXP(R) Variable Portfolio - Strategy Aggressive Fund.
         AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund. AXP(R) Variable Portfolio - Threadneedle International Fund.

         Financial Statements.

Part C.

         Other information.

         The signatures.